UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

1 Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2009

Date of reporting period: June 30, 2009

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%
Consumer Discretionary — 8.6%
Aeropostale * (A)	88,100	$3,019
American Eagle Outfitters	21,300	302
Autoliv (A)	69,000	1,985
Autonation *	12,800	222
Barnes & Noble (A)	61,600	1,271
Black & Decker	4,600	132
BorgWarner	6,000	205
Brinker International	83,800	1,427
Cablevision Systems, Cl A	142,700	2,770
Career Education *	17,400	433
Carnival	8,800	227
CBS, Cl B	280,000	1,938
Centex (A)	74,200	628
Coach	87,400	2,349
Comcast, Cl A	1,304,800	18,907
DIRECTV Group * (A)	81,000	2,001
DR Horton	26,500	248
Eastman Kodak (A)	150,700	446
Expedia *	19,000	287
Family Dollar Stores (A)	69,800	1,975
Foot Locker (A)	197,600	2,069
Ford Motor *	141,100	857
Fortune Brands	1,600	56
Gannett (A)	151,600	541
Gap (A)	284,900	4,672
Garmin (A)	47,600	1,134
Genuine Parts	21,600	725
Goodyear Tire & Rubber * (A)	9,200	104
Harley-Davidson (A)	79,300	1,285
Harman International Industries (A)	12,300	231
Hasbro	78,800	1,910
Home Depot (A)	476,900	11,269
J.C. Penney (A)	56,000	1,608
Jarden *	89,600	1,680
Johnson Controls (A)	18,100	393
KB Home (A)	24,800	339
Kohl’s * (A)	38,700	1,655
Leggett & Platt	162,900	2,481
Lennar, Cl A (A)	82,300	797
Liberty Global, Cl A *	32,100	510
Liberty Media - Capital, Ser A *	18,500	251
Liberty Media - Interactive, Cl A *	22,500	113
Limited Brands (A)	75,200	900
Lowe’s	266,400	5,171
Macy’s	26,200	308
McDonald’s	46,200	2,656
McGraw-Hill (A)	151,700	4,568
Meredith (A)	9,600	245
Newell Rubbermaid	44,300	461
News, Cl A (A)	177,300	1,615
Office Depot *	57,200	261
O’Reilly Automotive * (A)	14,800	564
Pulte Homes (A)	6,600	58
RadioShack (A)	176,400	2,463
Royal Caribbean Cruises	37,100	502
Scripps Networks Interactive, Cl A	400	11
Sears Holdings * (A)	24,100	1,603
Sherwin-Williams	58,400	3,139
Signet Jewelers	7,600	158
Snap-On	20,500	589
Stanley Works (A)	91,300	3,090
Staples (A)	8,700	175
Time Warner	416,033	10,480
Time Warner Cable, Cl A (A)	141,237	4,473
TJX	86,700	2,728
Toll Brothers *	16,700	283
VF (A)	31,500	1,744
Viacom, Cl B *	3,500	79
Virgin Media	78,400	733
Walt Disney	475,900	11,103
Whirlpool (A)	60,600	2,579
Williams-Sonoma (A)	22,700	269
Wyndham Worldwide (A)	140,000	1,697

		140,157

Consumer Staples — 7.7%
Archer-Daniels-Midland	187,300	5,014
BJ’s Wholesale Club * (A)	16,800	542
Brown-Forman, Cl B	21,350	918
Campbell Soup	233,500	6,870
Clorox (A)	28,200	1,574
Coca-Cola	66,300	3,182
Coca-Cola Enterprises	103,900	1,730
ConAgra Foods	384,500	7,329
Constellation Brands, Cl A *	105,800	1,342
Corn Products International	85,000	2,277
CVS Caremark	121,800	3,882
Dean Foods *	8,200	157
Del Monte Foods	229,200	2,150
Dr Pepper Snapple Group *	5,000	106
General Mills	92,400	5,176
Herbalife	132,600	4,182
Hershey (A)	87,000	3,132
HJ Heinz (A)	94,900	3,388
JM Smucker	49,400	2,404
Kellogg	77,900	3,628
Kimberly-Clark	40,300	2,113
Kraft Foods, Cl A	324,760	8,229
Kroger	303,900	6,701
McCormick	4,800	156
Molson Coors Brewing, Cl B	600	25
Pepsi Bottling Group	126,400	4,277
PepsiAmericas	6,000	161
PepsiCo	2,700	148
Procter & Gamble	439,600	22,464
Reynolds American	49,000	1,892
Safeway (A)	273,300	5,567
Sara Lee	301,000	2,938
Smithfield Foods * (A)	42,200	589
SUPERVALU	207,637	2,689
SYSCO (A)	117,800	2,648
Tyson Foods, Cl A	44,300	559
Walgreen	19,800	582
Wal-Mart Stores	98,500	4,771

		125,492

Energy — 17.0%
Anadarko Petroleum	83,800	3,804
Apache	69,700	5,029
Baker Hughes (A)	81,800	2,981
BJ Services	340,900	4,646
Cabot Oil & Gas	8,600	263

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Chesapeake Energy	59,900	$1,188
Chevron (A)	830,200	55,001
Cimarex Energy (A)	55,100	1,562
ConocoPhillips (A)	733,286	30,842
Devon Energy	23,900	1,303
Diamond Offshore Drilling (A)	17,600	1,462
El Paso	308,400	2,847
Encore Acquisition * (A)	40,500	1,249
ENSCO International	2,900	101
Exterran Holdings *	52,400	840
Exxon Mobil (A)	1,516,700	106,032
Forest Oil * (A)	42,700	637
Helix Energy Solutions Group *	168,700	1,834
Helmerich & Payne (A)	600	19
Marathon Oil	453,300	13,658
Mariner Energy *	9,300	109
Murphy Oil	68,800	3,737
Nabors Industries * (A)	53,500	834
Newfield Exploration *	98,900	3,231
Noble Energy	3,600	212
Occidental Petroleum	54,700	3,600
Oil States International *	500	12
Patterson-UTI Energy (A)	144,400	1,857
PetroHawk Energy *	9,800	219
Pioneer Natural Resources (A)	29,500	752
Plains Exploration & Production *	4,500	123
Pride International *	24,600	616
Rowan	84,500	1,633
Schlumberger	55,700	3,014
SEACOR Holdings *	24,300	1,828
Spectra Energy	93,200	1,577
St. Mary Land & Exploration (A)	32,900	687
Sunoco	109,400	2,538
Tesoro (A)	139,800	1,780
Tidewater (A)	61,400	2,632
Valero Energy	267,400	4,516
Williams	149,700	2,337
XTO Energy	84,300	3,215

		276,357

Financials — 21.6%
Aflac	68,900	2,142
Allied World Assurance Holdings	9,600	392
Allstate	312,500	7,625
AMB Property †	21,500	404
American Express	14,000	325
American Financial Group (A)	149,100	3,217
AmeriCredit * (A)	26,300	357
Ameriprise Financial	276,900	6,720
Annaly Capital Management †	187,800	2,843
AON	1,400	53
Apartment Investment & Management, Cl A † (A)	12,500	111
Arch Capital Group *	13,900	814
Arthur J. Gallagher	6,500	139
Associated Banc-Corp (A)	35,500	444
Assurant	57,700	1,390
AvalonBay Communities † (A)	4,588	257
Axis Capital Holdings	84,300	2,207
Bancorpsouth (A)	65,100	1,336
Bank of America (A)	2,055,869	27,138
Bank of Hawaii (A)	20,700	742
Bank of New York Mellon	255,322	7,483
BB&T (A)	377,200	8,291
Boston Properties †	7,900	377
BRE Properties, Cl A † (A)	29,400	699
Brookfield Asset Management, Cl A	197,700	3,375
Brown & Brown (A)	95,600	1,905
Camden Property Trust † (A)	10,200	282
Capital One Financial (A)	145,300	3,179
Capitol Federal Financial (A)	11,600	444
CB Richard Ellis Group, Cl A * (A)	213,100	1,994
Chubb	244,700	9,759
Cincinnati Financial	31,100	695
CIT Group (A)	186,200	400
Citigroup (A)	1,100,800	3,269
City National (A)	33,300	1,226
CME Group	2,100	653
Comerica	142,400	3,012
Commerce Bancshares (A)	55,450	1,765
Credicorp (A)	48,500	2,823
Cullen/Frost Bankers (A)	37,800	1,743
Digital Realty Trust †	1,700	61
Discover Financial Services	207,900	2,135
Douglas Emmett †	13,600	122
Duke Realty † (A)	94,500	829
Endurance Specialty Holdings (A)	163,100	4,779
Equity Residential †	11,500	256
Essex Property Trust † (A)	5,200	324
Everest Re Group	38,100	2,727
Federal Realty Investment Trust †	1,700	88
Federated Investors, Cl B (A)	78,500	1,891
Fidelity National Financial, Cl A	4,700	64
Fifth Third Bancorp (A)	78,000	554
First Horizon National (A)	119,003	1,428
Franklin Resources	59,100	4,256
Fulton Financial (A)	21,000	109
Goldman Sachs Group	135,000	19,904
Hanover Insurance Group	34,000	1,296
Hartford Financial Services Group (A)	194,700	2,311
HCC Insurance Holdings (A)	77,500	1,861
HCP †	24,300	515
Health Care † (A)	6,000	205
Hospitality Properties Trust † (A)	136,700	1,625
Host Hotels & Resorts †	14,600	122
HRPT Properties Trust †	24,900	101
Hudson City Bancorp	376,600	5,005
Huntington Bancshares (A)	364,400	1,523
Invesco	17,900	319
Jefferies Group	65,600	1,399
Jones Lang LaSalle	3,000	98
JPMorgan Chase	1,163,000	39,670
Keycorp	305,900	1,603
Legg Mason (A)	19,500	475
Leucadia National (A)	39,100	825
Liberty Property Trust †	58,900	1,357
Lincoln National	236,067	4,063
Loews	143,000	3,918
M&T Bank (A)	21,700	1,105
Marsh & McLennan	74,900	1,508
Marshall & Ilsley (A)	183,900	883
MBIA * (A)	127,900	554
MetLife	58,300	1,750

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Moody’s (A)	114,100	$3,007
Morgan Stanley	374,600	10,680
NASDAQ OMX Group *	6,700	143
New York Community Bancorp (A)	12,800	137
Northern Trust	8,700	467
NYSE Euronext	151,500	4,128
PartnerRe	8,400	545
People’s United Financial	40,500	609
Platinum Underwriters Holdings	88,100	2,519
Plum Creek Timber † (A)	2,600	77
PNC Financial Services Group	179,655	6,972
Popular (A)	111,000	244
Principal Financial Group	125,500	2,364
Progressive	256,100	3,870
Prologis † (A)	24,000	193
Protective Life	23,800	272
Prudential Financial	214,700	7,991
Public Storage † (A)	13,700	897
Raymond James Financial (A)	94,800	1,632
Regency Centers †	4,200	147
Regions Financial (A)	309,284	1,250
RenaissanceRe Holdings	14,300	665
Senior Housing Properties Trust †	88,800	1,449
SL Green Realty † (A)	21,400	491
SLM * (A)	43,700	449
StanCorp Financial Group	22,600	648
State Street	52,900	2,497
Sunstone Hotel Investors † (A)	104,912	561
SunTrust Banks	36,400	599
Synovus Financial	44,800	134
T. Rowe Price Group (A)	51,800	2,159
Taubman Centers † (A)	118,700	3,188
TCF Financial (A)	72,000	963
TFS Financial (A)	38,500	409
Torchmark	16,300	604
Transatlantic Holdings	2,600	113
Travelers (A)	318,900	13,088
UDR † (A)	97,479	1,007
Unum Group	214,800	3,407
US Bancorp (A)	604,300	10,829
Valley National Bancorp (A)	157,482	1,843
Vornado Realty Trust † (A)	12,332	555
Weingarten Realty Investors † (A)	9,800	142
Wells Fargo (A)	1,166,295	28,294
Whitney Holding (A)	5,600	51
Wilmington Trust (A)	26,700	365
WR Berkley (A)	28,900	620
XL Capital, Cl A	94,000	1,077
Zions Bancorporation (A)	75,700	875

		350,874

Health Care — 11.8%
Aetna	165,500	4,146
AmerisourceBergen	220,800	3,917
Amgen *	270,900	14,341
Beckman Coulter	900	51
Boston Scientific *	40,700	413
Bristol-Myers Squibb	143,000	2,904
Cardinal Health	89,100	2,722
Cigna	83,800	2,019
Coventry Health Care *	100,900	1,888
DaVita *	17,500	866
Eli Lilly	300,900	10,423
Endo Pharmaceuticals Holdings *	87,200	1,563
Forest Laboratories *	180,300	4,527
Health Management Associates, Cl A *	51,300	253
Health Net *	29,100	453
HLTH * (A)	42,500	557
Hologic *	7,600	108
Humana * (A)	90,100	2,907
IMS Health	102,000	1,295
Inverness Medical Innovations * (A)	10,500	374
Johnson & Johnson (A)	442,000	25,106
Kinetic Concepts * (A)	62,300	1,698
King Pharmaceuticals * (A)	373,700	3,599
LifePoint Hospitals * (A)	31,200	819
Lincare Holdings *	5,000	118
McKesson	51,200	2,253
Medtronic	50,400	1,758
Merck (A)	527,700	14,754
Mylan Laboratories * (A)	16,600	217
Omnicare	84,200	2,169
Pfizer (A)	2,688,900	40,334
Quest Diagnostics	29,600	1,670
Thermo Fisher Scientific *	1,700	69
UnitedHealth Group	326,000	8,143
Universal Health Services, Cl B	17,000	830
WellPoint *	211,800	10,778
Wyeth	460,700	20,911

		190,953

Industrials — 9.6%
Aecom Technology *	13,200	423
AGCO *	4,900	142
Avery Dennison	4,500	115
Boeing	164,100	6,974
Burlington Northern Santa Fe	53,100	3,905
Carlisle	28,400	683
Caterpillar	50,500	1,669
Cintas	13,800	315
Continental Airlines, Cl B * (A)	34,200	303
Con-way (A)	2,400	85
Cooper Industries, Cl A	83,100	2,580
Corrections Corp of America *	7,300	124
Cummins	97,100	3,419
Delta Air Lines * (A)	25,525	148
Dover	62,400	2,065
Dun & Bradstreet	7,600	617
Eaton	45,600	2,034
EMCOR Group *	66,900	1,346
FedEx	62,000	3,448
Gardner Denver *	60,400	1,520
GATX (A)	18,100	466
General Dynamics	144,900	8,026
General Electric (A)	3,792,200	44,445
Harsco	56,700	1,605
Hertz Global Holdings * (A)	73,900	590
Honeywell International	66,800	2,097
Hubbell, Cl B	2,400	77
Illinois Tool Works	66,200	2,472
Ingersoll-Rand, Cl A (A)	84,800	1,772
ITT	13,200	587
KBR	137,000	2,526

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Kennametal	45,300	$869
L-3 Communications Holdings	44,300	3,074
Lincoln Electric Holdings (A)	2,200	79
Lockheed Martin	20,100	1,621
Manpower	8,700	368
Masco	50,300	482
Norfolk Southern	213,200	8,031
Northrop Grumman	177,000	8,085
Oshkosh Truck	3,600	52
Owens Corning * (A)	41,800	534
Parker Hannifin (A)	35,000	1,504
Pentair	62,000	1,588
Pitney Bowes	8,300	182
Quanta Services *	34,900	807
Raytheon	112,200	4,985
Republic Services	23,095	564
RR Donnelley & Sons	418,900	4,868
Ryder System	2,100	59
Southwest Airlines	248,300	1,671
Spirit Aerosystems Holdings, Cl A *	7,900	109
Teleflex	38,600	1,730
Terex * (A)	8,500	103
Thomas & Betts *	48,900	1,411
Timken	3,500	60
Trinity Industries (A)	9,100	124
Tyco International	132,600	3,445
Union Pacific	36,000	1,874
United Technologies	105,500	5,482
URS *	25,300	1,253
USG * (A)	6,700	68
Waste Management (A)	165,400	4,658

		156,318

Information Technology — 4.8%
Advanced Micro Devices * (A)	72,600	281
Affiliated Computer Services, Cl A *	27,800	1,235
Amdocs *	83,500	1,791
Anixter International * (A)	42,100	1,582
Brocade Communications Systems *	30,600	239
Cadence Design Systems *	18,100	107
Computer Sciences * (A)	158,200	7,008
Compuware *	128,600	882
Convergys *	13,300	123
Cree *	6,200	182
Dell *	190,200	2,612
Diebold	8,800	232
eBay * (A)	76,000	1,302
EMC *	9,000	118
Fidelity National Information Services (A)	3,600	72
Harris	66,000	1,872
Harris Stratex Networks, Cl A *	16,395	106
Hewlett-Packard	227,000	8,774
IAC *	4,500	72
Ingram Micro, Cl A *	272,400	4,767
Integrated Device Technology *	30,000	181
Intel (A)	431,600	7,143
International Business Machines	10,000	1,044
International Rectifier *	8,700	129
Jabil Circuit	93,700	695
JDS Uniphase *	63,500	363
Kla-Tencor	2,900	73
Lam Research *	6,000	156
Lender Processing Services	3,200	89
Lexmark International, Cl A *	163,700	2,595
Micron Technology * (A)	49,100	249
Microsoft	164,400	3,908
Molex (A)	51,300	798
Motorola	109,600	727
NCR *	119,700	1,416
NeuStar, Cl A *	80,500	1,784
Novellus Systems * (A)	6,300	105
SAIC *	36,000	668
SanDisk *	16,800	247
Seagate Technology (A)	439,500	4,597
Sun Microsystems *	90,500	834
Symantec *	376,900	5,864
Tech Data *	53,500	1,750
Tellabs *	51,900	298
Texas Instruments	106,600	2,271
Vishay Intertechnology * (A)	269,800	1,832
Western Digital *	65,900	1,746
Xerox	391,200	2,535

		77,454

Materials — 3.5%
Alcoa (A)	268,900	2,778
Allegheny Technologies	62,200	2,173
Ball	64,300	2,904
Bemis	102,200	2,575
Celanese, Ser A	2,500	59
Commercial Metals (A)	17,500	281
Dow Chemical (A)	177,100	2,858
E.I. Du Pont de Nemours	219,400	5,621
Eastman Chemical (A)	109,200	4,139
FMC	3,500	166
Freeport-McMoRan Copper & Gold, Cl B	23,155	1,160
Huntsman	39,600	199
International Paper	174,100	2,634
Intrepid Potash * (A)	5,400	152
Lubrizol	87,300	4,130
Martin Marietta Materials	1,000	79
Nucor	77,300	3,434
Owens-Illinois *	50,400	1,412
Packaging Corp of America	37,000	599
Pactiv *	14,000	304
PPG Industries	173,400	7,612
Reliance Steel & Aluminum	3,500	134
Schnitzer Steel Industries, Cl A	3,300	174
Scotts Miracle-Gro, Cl A (A)	3,500	123
Sonoco Products	223,000	5,341
Southern Copper (A)	102,900	2,103
Steel Dynamics (A)	29,100	429
Temple-Inland (A)	20,800	273
United States Steel	200	7
Valspar	93,600	2,109
Vulcan Materials (A)	26,500	1,142
Weyerhaeuser	4,400	134

		57,238

Telecommunication Services — 6.8%
AT&T	2,381,395	59,154
CenturyTel (A)	149,700	4,596

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Crown Castle International *	6,100	$146
Embarq	35,100	1,476
Frontier Communications	293,300	2,094
Leap Wireless International * (A)	23,800	784
Qwest Communications International (A)	59,500	247
Sprint Nextel *	636,300	3,061
Telephone & Data Systems	112,200	3,175
Verizon Communications	1,134,500	34,863
Windstream	24,126	202

		109,798

Utilities — 6.8%
AGL Resources	68,700	2,185
Alliant Energy	163,900	4,283
Ameren	102,300	2,546
American Electric Power	226,500	6,544
Aqua America (A)	23,200	416
Atmos Energy	9,800	245
Centerpoint Energy	5,500	61
CMS Energy (A)	177,300	2,142
Consolidated Edison (A)	50,200	1,879
Constellation Energy Group	4,500	120
Dominion Resources	88,000	2,941
DTE Energy	264,700	8,470
Duke Energy	15,048	220
Edison International	116,100	3,652
Energen	89,400	3,567
Entergy	58,200	4,512
Exelon	96,400	4,937
FirstEnergy	103,900	4,026
FPL Group	57,600	3,275
Hawaiian Electric Industries (A)	80,800	1,540
Integrys Energy Group	30,500	915
MDU Resources Group (A)	138,400	2,625
Mirant *	123,600	1,945
National Fuel Gas (A)	8,200	296
NiSource (A)	149,600	1,744
Northeast Utilities	12,800	286
NSTAR	66,900	2,148
NV Energy	218,100	2,353
OGE Energy	20,500	581
Oneok	59,600	1,758
Pepco Holdings	153,200	2,059
PG&E (A)	183,300	7,046
Pinnacle West Capital	128,700	3,880
Progress Energy (A)	27,400	1,036
Public Service Enterprise Group	105,800	3,452
Questar	6,100	189
SCANA	19,300	627
Sempra Energy	202,200	10,035
Southern	65,700	2,047
Southern Union	293,100	5,390
TECO Energy	52,200	623
UGI	41,500	1,058
Vectren	14,900	349
Wisconsin Energy	3,400	138
Xcel Energy	2,000	37

		110,178

Total Common Stock (Cost $1,779,166) ($ Thousands)		1,594,819

	Face Amount ($ Thousands)/Shares
AFFILIATED PARTNERSHIP — 16.5%
SEI Liquidity Fund, L.P.,
0.690% **†† (B)	274,884,679	268,415

Total Affiliated Partnership (Cost $274,885) ($ Thousands)		268,415

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	27,070,083	27,070

Total Cash Equivalent (Cost $27,070) ($ Thousands)		27,070

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Bills
0.258%, 12/03/09 (C) (D)	$11,650	11,636

Total U.S. Treasury Obligation (Cost $11,637) ($ Thousands)		11,636

Total Investments — 117.1% (Cost $2,092,758) ($ Thousands) @		$1,901,940

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Composite Index	129	Sep-2009	$(699)

Percentages are based on Net Assets of $1,624,119 ($Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $264,449 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2009 was $268,415 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

Ser — Series

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $2,092,758 ($ Thousands), and the unrealized appreciation and depreciation were $148,660 ($ Thousands) and ($339,478) ($ Thousands), respectively.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Value Fund

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,594,819	$—	$—	$1,594,819
Affiliated Partnership	—	268,415	—	268,415
U.S. Treasury Obligation	—	11,636	—	11,636
Cash Equivalent	27,070	—	—	27,070

Total Investments in Securities	$1,621,889	$280,051	$—	$1,901,940

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(699)	$—	$—	$(699)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.0%
Consumer Discretionary — 9.3%
Aaron Rents	4,800	$143
Advance Auto Parts	16,800	697
Aeropostale *	6,800	233
Amazon.com * (A)	91,700	7,671
American Eagle Outfitters	3,200	45
Apollo Group, Cl A *	46,900	3,336
Autozone * (A)	11,769	1,778
Bed Bath & Beyond *	7,600	234
Best Buy (A)	30,100	1,008
Big Lots *	6,100	128
BJ’s Restaurants *	10,900	184
BorgWarner	1,600	55
Brinker International	17,800	303
Brink’s Home Security Holdings * (A)	14,900	422
Buckle (A)	20,200	642
Career Education *	6,600	164
Carmax *	1,700	25
CEC Entertainment *	5,200	153
Charlotte Russe Holding *	20,600	265
Chico’s FAS *	129,600	1,261
Coach (A)	256,203	6,887
Comcast, Cl A	447,070	6,478
Core-Mark Holding *	5,200	135
Darden Restaurants	19,900	656
Dick’s Sporting Goods *	27,200	468
DIRECTV Group * (A)	112,200	2,772
Discovery Communications, Cl C *	27,900	573
Dollar Tree *	11,000	463
Expedia *	18,200	275
Family Dollar Stores	30,000	849
Foot Locker	19,600	205
GameStop, Cl A *	64,400	1,418
Gap	78,800	1,292
Garmin	11,700	279
Gentex	13,800	160
Goodyear Tire & Rubber *	14,700	165
H&R Block	155,700	2,683
Hanesbrands *	64,200	963
Harman International Industries	5,900	111
Hasbro	54,700	1,326
Hillenbrand	18,400	306
Home Depot	11,600	274
International Game Technology	38,100	606
ITT Educational Services *	10,700	1,077
John Wiley & Sons, Cl A	5,400	180
Johnson Controls	5,700	124
Kohl’s *	44,800	1,915
Las Vegas Sands *	900	7
Leggett & Platt	81,600	1,243
Limited Brands (A)	94,400	1,130
Lowe’s	308,926	5,996
Marriott International, Cl A (A)	162,889	3,595
Marvel Entertainment *	4,900	174
Mattel	28,400	456
McDonald’s	423,160	24,328
McGraw-Hill	163,500	4,923
Monro Muffler (A)	3,700	95
NetFlix *	4,400	182
Nike, Cl B	358,900	18,584
Nordstrom	4,300	86
O’Charleys	8,800	81
Omnicom Group	1,300	41
O’Reilly Automotive *	22,100	842
Overstock.com * (A)	6,500	78
Panera Bread, Cl A *	15,300	763
PetMed Express * (A)	7,900	119
PetSmart	87,200	1,871
Phillips-Van Heusen	2,400	69
Pinnacle Entertainment *	5,100	47
Polo Ralph Lauren	16,400	878
Pre-Paid Legal Services *	3,300	144
priceline.com * (A)	3,300	368
Pulte Homes	23,400	206
Ross Stores (A)	115,400	4,455
Sally Beauty Holdings *	13,900	88
Scientific Games, Cl A *	30,000	473
Scripps Networks Interactive, Cl A	5,400	150
Sherwin-Williams	20,600	1,107
Smith & Wesson Holding *	113,100	642
Staples (A)	476,400	9,609
Starbucks *	51,400	714
Starwood Hotels & Resorts Worldwide (A)	127,190	2,824
Strayer Education (A)	7,700	1,679
Target (A)	341,844	13,493
Texas Roadhouse, Cl A *	64,200	700
Thor Industries	2,400	44
Tiffany	8,900	226
Tim Hortons	17,300	425
Time Warner Cable, Cl A (A)	31,500	998
TJX	110,200	3,467
Tractor Supply * (A)	4,900	203
VF	2,000	111
Viacom, Cl B *	112,903	2,563
Weight Watchers International (A)	200,000	5,154
Williams-Sonoma	6,900	82
WMS Industries *	4,300	136
Wyndham Worldwide	8,100	98
Yum! Brands	188,204	6,275

		173,409

Consumer Staples — 13.6%
Altria Group	274,840	4,505
Archer-Daniels-Midland	36,800	985
Avon Products	158,802	4,094
Brown-Forman, Cl B	46,950	2,018
Campbell Soup	109,300	3,216
Church & Dwight	7,100	386
Clorox (A)	47,300	2,641
Coca-Cola (A)	661,026	31,723
Coca-Cola Enterprises	148,300	2,469
Colgate-Palmolive	186,067	13,162
Costco Wholesale	341,560	15,609
CVS Caremark	413,031	13,163
Dean Foods *	95,400	1,831
Energizer Holdings *	7,500	392
Estee Lauder, Cl A	19,700	644
Flowers Foods	6,500	142
General Mills	52,100	2,919

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Green Mountain Coffee Roasters *	3,000	$177
Hansen Natural *	11,200	345
Hershey	55,900	2,012
HJ Heinz	84,800	3,027
Kellogg	108,000	5,029
Kimberly-Clark	84,202	4,415
Kraft Foods, Cl A	118,220	2,996
Kroger	168,500	3,715
Lorillard	7,400	501
McCormick	16,600	540
Mead Johnson Nutrition, Cl A	5,100	162
NBTY *	2,100	59
Pantry *	2,800	47
Pepsi Bottling Group	11,500	389
PepsiCo	689,390	37,889
Philip Morris International	299,540	13,066
Procter & Gamble	719,538	36,768
Reynolds American	17,200	664
Sara Lee	17,600	172
Smithfield Foods *	47,700	666
SYSCO	68,700	1,544
Walgreen	372,585	10,954
Wal-Mart Stores	565,601	27,398
Weis Markets	4,300	144
Whole Foods Market	8,100	154

		252,732

Energy — 5.9%
Cameron International *	256,052	7,246
Consol Energy	14,700	499
Delek US Holdings	15,300	130
Devon Energy	46,400	2,529
Diamond Offshore Drilling	2,000	166
Dresser-Rand Group *	84,500	2,206
El Paso	11,400	105
ENSCO International	4,000	140
EOG Resources	132,700	9,013
EXCO Resources *	10,100	131
Exxon Mobil	150,100	10,493
FMC Technologies *	11,800	443
Foundation Coal Holdings	4,300	121
Frontier Oil	45,500	597
Halliburton	464,980	9,625
Helmerich & Payne	3,400	105
Hess	78,690	4,230
Holly	17,300	311
Mariner Energy *	500	6
Massey Energy	30,700	600
Occidental Petroleum (A)	107,700	7,088
Oceaneering International *	11,200	506
Patterson-UTI Energy	23,000	296
Peabody Energy (A)	31,900	962
PetroHawk Energy *	49,400	1,102
Plains Exploration & Production *	8,700	238
Pride International *	16,300	409
Quicksilver Resources *	6,600	61
Range Resources	2,900	120
Rowan	300	6
Schlumberger	519,368	28,103
SEACOR Holdings * (A)	15,300	1,151
Smith International	23,000	592
Southwestern Energy *	69,600	2,704
St. Mary Land & Exploration	4,800	100
Suncor Energy (A)	133,668	4,055
Sunoco	27,300	633
Tesoro (A)	89,400	1,138
Transocean *	65,000	4,829
Weatherford International *	109,882	2,149
Williams	31,600	493
XTO Energy	120,900	4,611

		110,042

Financials — 5.8%
Affiliated Managers Group *	6,100	355
Aflac	139,134	4,326
American Express	257,546	5,985
Ameriprise Financial	21,300	517
Arthur J. Gallagher	9,400	201
Axis Capital Holdings	3,400	89
Bank of New York Mellon	341,700	10,015
BlackRock	2,800	491
Brown & Brown	16,900	337
Capital One Financial	13,100	287
Capitol Federal Financial	5,700	218
CB Richard Ellis Group, Cl A *	10,500	98
Charles Schwab (A)	1,120,386	19,652
CME Group	55,685	17,324
Digital Realty Trust †	8,500	305
Eaton Vance	14,000	374
Endurance Specialty Holdings	36,000	1,055
Federal Realty Investment Trust †	800	41
Federated Investors, Cl B	3,200	77
Forest City Enterprises, Cl A	14,000	93
Franklin Resources	4,800	346
Genworth Financial, Cl A	18,900	132
Goldman Sachs Group	7,631	1,125
Greenhill	2,100	152
Hudson City Bancorp	24,600	327
IntercontinentalExchange *	115,200	13,161
Invesco	4,800	86
Janus Capital Group	43,000	490
Jefferies Group	9,300	198
JPMorgan Chase	91,100	3,107
Lazard, Cl A	12,600	339
Leucadia National	7,100	150
Lincoln National	7,800	134
Moody’s	19,100	503
Morgan Stanley	192,242	5,481
MSCI, Cl A *	25,100	614
NASDAQ OMX Group *	4,900	104
Nationwide Health Properties †	300	8
Northern Trust	51,428	2,761
NYSE Euronext	142,900	3,894
optionsXpress Holdings	29,500	458
Plum Creek Timber †	3,500	104
Principal Financial Group	33,000	622
Progressive	7,100	107
Prudential Financial	19,800	737
Public Storage †	13,800	904
Simon Property Group † (A)	13,363	687
SLM *	42,900	441
St. Joe *	1,100	29
State Street	3,300	156

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
T. Rowe Price Group (A)	38,124	$1,589
TD Ameritrade Holding *	64,600	1,133
Waddell & Reed Financial, Cl A	9,800	258
Wells Fargo (A)	237,600	5,764
World Acceptance * (A)	6,600	131
WP Carey (A)	3,700	92
WR Berkley	3,000	64

		108,228

Health Care — 16.3%
Abbott Laboratories	469,316	22,077
Aetna	184,400	4,619
Alexion Pharmaceuticals *	8,300	341
Allergan	486,800	23,162
American Medical Systems Holdings *	85,500	1,351
Amgen *	145,800	7,719
Amylin Pharmaceuticals * (A)	229,829	3,103
Baxter International	300,036	15,890
Beckman Coulter	1,900	109
Becton Dickinson	45,225	3,225
Biogen Idec * (A)	70,800	3,197
BioMarin Pharmaceuticals *	1,200	19
Bio-Rad Laboratories, Cl A *	1,900	143
Boston Scientific *	1,000	10
Bristol-Myers Squibb	463,400	9,412
Bruker BioSciences *	8,100	75
C.R. Bard	54,010	4,021
Cantel Medical *	5,700	92
Celgene *	61,960	2,964
Cephalon * (A)	33,800	1,915
Cerner *	6,500	405
Cigna	4,600	111
Covance *	6,800	335
Coventry Health Care *	400	7
DaVita *	31,400	1,553
Dendreon *	11,400	283
Dentsply International	24,100	736
Edwards Lifesciences *	36,000	2,449
Eli Lilly	83,758	2,901
Endo Pharmaceuticals Holdings *	46,100	826
Enzon Pharmaceuticals * (A)	34,300	270
ev3 *	19,700	211
Express Scripts *	114,060	7,842
Gen-Probe *	40,500	1,741
Genzyme *	11,700	651
Gilead Sciences *	573,025	26,840
Health Net *	14,700	229
HLTH *	17,900	235
Humana *	44,900	1,448
Idexx Laboratories *	4,100	189
Illumina *	13,300	518
Immucor *	5,400	74
IMS Health	27,100	344
Intuitive Surgical * (A)	16,400	2,684
Invacare	20,600	364
Inverness Medical Innovations *	12,600	448
Isis Pharmaceuticals *	35,900	592
Johnson & Johnson (A)	433,241	24,608
Laboratory Corp of America Holdings *	8,100	549
Lincare Holdings * (A)	117,400	2,761
Masimo * (A)	31,200	752
McKesson	1,212	53
Medco Health Solutions *	305,482	13,933
Medicines *	18,200	153
Medtronic	280,300	9,780
Merck (A)	227,377	6,357
Mettler Toledo International *	24,300	1,875
Millipore *	5,600	393
Mylan Laboratories * (A)	185,000	2,414
Myriad Genetics *	9,500	339
Noven Pharmaceuticals *	16,500	236
Novo Nordisk ADR (A)	131,600	7,167
Omnicare	3,800	98
OSI Pharmaceuticals *	5,900	166
PerkinElmer	11,900	207
Pharmaceutical Product Development	11,200	260
Quest Diagnostics	100,500	5,671
ResMed * (A)	30,800	1,254
Schering-Plough	605,800	15,218
St. Jude Medical *	124,907	5,134
STERIS	5,300	138
Stryker	200,300	7,960
SurModics * (A)	10,900	247
Synovis Life Technologies *	9,400	195
Techne	2,300	147
Teva Pharmaceutical Industries ADR	83,989	4,144
Thermo Fisher Scientific *	227,619	9,280
United Therapeutics *	2,400	200
UnitedHealth Group	456,500	11,403
Universal Health Services, Cl B	1,200	59
Valeant Pharmaceuticals International *	64,700	1,664
Varian Medical Systems *	7,200	253
VCA Antech *	8,000	214
Vertex Pharmaceuticals *	17,500	624
Warner Chilcott, Cl A * (A)	104,600	1,375
WellPoint *	18,900	962
Wyeth	30,400	1,380
Zimmer Holdings *	127,507	5,432

		302,785

Industrials — 8.0%
3M	104,826	6,300
ABB ADR (A)	133,710	2,110
Aecom Technology *	28,700	918
Alliant Techsystems *	2,600	214
Ametek	3,300	114
AMR *	8,400	34
Applied Signal Technology	6,600	168
BE Aerospace *	6,200	89
Beacon Roofing Supply * (A)	7,500	108
Boeing (A)	142,016	6,036
Brink’s	1,300	38
Bucyrus International, Cl A	6,700	191
Burlington Northern Santa Fe	65,862	4,843
C.H. Robinson Worldwide (A)	37,966	1,980
Carlisle	3,400	82
Caterpillar (A)	195,500	6,459

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Chart Industries *	19,900	$362
Continental Airlines, Cl B *	13,100	116
Cooper Industries, Cl A	42,000	1,304
Corrections Corp of America *	1,300	22
Cummins	34,700	1,222
Danaher	74,110	4,576
Deere	21,300	851
Delta Air Lines *	9,700	56
Donaldson	4,900	170
Dover	103,000	3,408
Dun & Bradstreet	19,200	1,559
EMCOR Group *	7,100	143
Emerson Electric	174,508	5,654
Equifax	62,000	1,618
Expeditors International of Washington (A)	246,600	8,222
Fastenal	67,900	2,252
First Solar *	7,100	1,151
Flowserve	7,200	503
Fluor (A)	185,700	9,524
Foster Wheeler * (A)	74,300	1,765
General Dynamics	3,300	183
Goodrich	8,600	430
Graco	21,800	480
Harsco	600	17
Hawaiian Holdings *	19,900	120
Honeywell International	43,800	1,375
Hubbell, Cl B	16,300	522
IDEX	39,900	980
ITT	56,000	2,492
Jacobs Engineering Group * (A)	42,500	1,789
JB Hunt Transport Services	25,100	766
Joy Global	1,900	68
Kansas City Southern *	8,300	134
L-3 Communications Holdings	33,900	2,352
Landstar System	5,500	198
Lennox International	5,600	180
Lockheed Martin	70,415	5,679
Masco	17,300	166
McDermott International *	33,500	680
Monster Worldwide *	1,400	16
MSC Industrial Direct, Cl A	22,900	813
Navistar International *	6,400	279
Norfolk Southern	54,000	2,034
Northrop Grumman	48,048	2,195
PACCAR	12,950	421
Pall	14,100	374
Precision Castparts	5,521	403
Quanta Services *	161,200	3,728
Raytheon	70,600	3,137
Republic Services	11,100	271
Robert Half International	8,300	196
Rockwell Automation	2,700	87
Rockwell Collins	2,500	104
Roper Industries	8,800	399
Shaw Group *	78,100	2,141
Southwest Airlines	23,800	160
Stericycle *	29,790	1,535
SunPower, Cl A *	15,100	402
Thomas & Betts *	56,300	1,625
Toro	15,200	454
TransDigm Group *	4,000	145
Union Pacific	112,900	5,878
United Parcel Service, Cl B	286,575	14,326
United Technologies	139,395	7,243
URS *	8,900	441
UTI Worldwide *	8,300	94
Valmont Industries	800	58
Wabtec	4,900	158
Waste Connections *	5,700	148
Waste Management (A)	106,600	3,002
WESCO International *	7,900	198
WW Grainger	40,800	3,341

		148,579

Information Technology — 31.1%
Accenture, Cl A	117,900	3,945
Activision Blizzard *	583,851	7,374
Adobe Systems *	340,900	9,648
Advanced Micro Devices *	47,300	183
Affiliated Computer Services, Cl A *	3,500	155
Agilent Technologies *	8,900	181
Akamai Technologies *	5,400	104
Alliance Data Systems *	24,500	1,009
Altera	140,500	2,287
Amdocs *	19,200	412
Amphenol, Cl A	17,100	541
Analog Devices	84,800	2,101
Apple *	397,762	56,653
Automatic Data Processing	120,500	4,271
Avnet *	13,400	282
BMC Software *	2,100	71
Broadcom, Cl A *	235,700	5,843
Broadridge Financial Solutions	4,600	76
Brocade Communications Systems *	16,700	130
CA	11,800	206
Cadence Design Systems *	27,100	160
Ciena *	3,600	37
Cisco Systems *	1,922,326	35,832
Citrix Systems *	8,900	284
Cognizant Technology Solutions, Cl A *	27,800	742
Corning (A)	127,400	2,046
Cree * (A)	61,600	1,810
Cypress Semiconductor *	56,200	517
Dell *	652,660	8,961
Diebold	36,200	954
Dolby Laboratories, Cl A * (A)	52,100	1,942
DST Systems *	10,500	388
eBay * (A)	70,300	1,204
Electronic Arts * (A)	190,894	4,146
EMC *	712,600	9,335
Equinix * (A)	9,600	698
F5 Networks *	41,400	1,432
Factset Research Systems	6,000	299
Fidelity National Information Services	16,600	331
Fiserv *	25,700	1,174
Global Payments	14,200	532
Google, Cl A * (A)	113,572	47,881
Hewitt Associates, Cl A *	33,800	1,007
Hewlett-Packard	699,000	27,016
i2 Technologies * (A)	7,100	89

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
IAC *	6,100	$98
Integrated Device Technology *	17,700	107
Intel (A)	891,987	14,762
International Business Machines	292,939	30,589
International Rectifier *	9,800	145
Intuit *	449,900	12,669
Iron Mountain * (A)	23,000	661
Itron *	8,900	490
j2 Global Communications *	2,400	54
Jabil Circuit	46,000	341
JDS Uniphase *	38,100	218
Juniper Networks *	344,900	8,140
Lam Research *	12,600	328
Linear Technology (A)	257,863	6,021
Macrovision Solutions *	7,300	159
Marvell Technology Group *	52,400	610
Mastercard, Cl A (A)	75,580	12,645
Maxim Integrated Products	26,800	421
McAfee *	38,900	1,641
MEMC Electronic Materials *	4,300	77
Metavante Technologies *	42,600	1,102
Microchip Technology	19,800	446
Micron Technology *	43,100	218
Micros Systems *	7,900	200
Microsoft	2,201,444	52,328
Molex	19,400	302
Motorola	14,900	99
National Instruments	35,000	790
National Semiconductor	76,100	955
NCR *	18,000	213
NetApp *	12,200	241
NeuStar, Cl A *	800	18
Nokia ADR (A)	332,300	4,845
Novatel Wireless * (A)	5,100	46
Novell *	23,900	108
Novellus Systems *	7,200	120
Nuance Communications *	500	6
Nvidia *	47,300	534
ON Semiconductor *	53,300	366
Oracle	934,565	20,019
Paychex (A)	161,100	4,060
Pegasystems	11,600	306
QLogic *	12,000	152
Qualcomm	1,175,413	53,129
Rambus *	18,500	287
Red Hat * (A)	84,400	1,699
Research In Motion *	199,744	14,192
RightNow Technologies *	18,900	223
SAIC *	11,100	206
SanDisk *	29,000	426
Seagate Technology	53,000	555
Silicon Laboratories * (A)	47,600	1,806
Sohu.com *	6,400	402
Sybase *	8,400	263
Symantec * (A)	540,700	8,413
Synopsys *	9,000	176
Tech Data *	31,200	1,021
Teradata *	353,300	8,278
Teradyne *	1,600	11
Texas Instruments	201,315	4,288
Trimble Navigation *	37,100	728
Varian Semiconductor Equipment Associates *	11,500	276
VeriSign * (A)	386,800	7,148
Visa, Cl A (A)	545,961	33,992
VMware, Cl A *	28,100	766
Western Digital *	16,800	445
Western Union	648,010	10,627
Xilinx	167,600	3,429
Yahoo! * (A)	352,300	5,517

		580,242

Materials — 3.0%
Air Products & Chemicals	7,200	465
Albemarle	4,000	102
Alpha Natural Resources *	31,900	838
Ashland	10,100	283
Ball	4,100	185
Celanese, Ser A	26,500	629
CF Industries Holdings	800	59
Cliffs Natural Resources	29,600	724
Crown Holdings *	20,100	485
E.I. Du Pont de Nemours	30,200	774
Eagle Materials (A)	16,400	414
Ecolab	62,000	2,417
FMC	9,100	431
Freeport-McMoRan Copper & Gold, Cl B	25,500	1,278
International Flavors & Fragrances	16,000	524
Intrepid Potash *	3,800	107
Lubrizol	5,900	279
Martin Marietta Materials	3,600	284
Monsanto	200,194	14,883
Mosaic	34,800	1,542
Nalco Holding	73,500	1,238
NewMarket	9,800	660
Newmont Mining	29,100	1,189
Packaging Corp of America	12,100	196
Pactiv *	29,200	634
Praxair	230,426	16,376
RPM International	7,000	98
Schnitzer Steel Industries, Cl A	1,000	53
Scotts Miracle-Gro, Cl A	5,800	203
Sigma-Aldrich	2,900	144
Southern Copper (A)	62,500	1,278
Syngenta ADR	132,400	6,159
Terra Industries	23,000	557
Walter Energy	15,600	565

		56,053

Telecommunication Services — 1.5%
American Tower, Cl A *	250,760	7,906
Crown Castle International *	614,637	14,764
Embarq	25,900	1,089
Frontier Communications	190,500	1,360
Leap Wireless International *	3,900	128
MetroPCS Communications *	16,500	220
NII Holdings *	47,300	902
NTELOS Holdings	14,000	258
SBA Communications, Cl A *	23,500	577
tw telecom , Cl A *	14,700	151
Windstream	165,600	1,385

		28,740

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Utilities — 0.5%
Calpine *	156,200	$1,741
Centerpoint Energy	6,600	73
Constellation Energy Group	56,800	1,510
Equities	2,800	98
Exelon	24,500	1,255
FPL Group	5,500	313
ITC Holdings	4,900	222
Mirant *	90,100	1,418
NV Energy	9,600	103
PPL	94,800	3,125

		9,858

Total Common Stock (Cost $1,691,933) ($ Thousands)		1,770,668

AFFILIATED PARTNERSHIP — 9.9%
SEI Liquidity Fund, L.P.,
0.690% **†† (B)	187,746,764	183,320

Total Affiliated Partnership (Cost $187,746) ($ Thousands)		183,320

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	86,443,575	86,444

Total Cash Equivalent (Cost $86,444) ($ Thousands)		86,444

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Bills
0.258%, 12/03/09 (C) (D)	$13,000	12,985

Total U.S. Treasury Obligation (Cost $12,986) ($ Thousands)		12,985

Total Investments — 110.2% (Cost $1,979,109) ($ Thousands) @		$2,053,417

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Composite Index	350	Sep-2009	$(2,170)

Percentages are based on Net Assets of $1,863,243 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $181,980($ Thousands)

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2009 was $183,320 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the rate in effect as of June 30, 2009.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $1,979,109 ($ Thousands), and the unrealized appreciation and depreciation were $182,578 ($ Thousands) and ($108,270) ($ Thousands), respectively.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Growth Fund

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,770,668	$—	$—	$1,770,668
Affiliated Partnership	—	183,320	—	183,320
U.S. Treasury Obligation	—	12,985	—	12,985
Cash Equivalent	86,444	—	—	86,444

Total Investments in Securities	$1,857,112	$196,305	$—	$2,053,417

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(2,170)	$—	$—	$(2,170)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.4%
Consumer Discretionary — 9.2%
Abercrombie & Fitch, Cl A (A)	1,426	$36
Advance Auto Parts	1,200	50
Aeropostale *	31,000	1,062
Amazon.com * (A)	62,900	5,262
American Eagle Outfitters	3,150	45
American Greetings, Cl A (A)	16,700	195
Apollo Group, Cl A *	29,925	2,128
Ascent Media, Cl A *	234	6
Autoliv	22,650	652
Autonation *	4,100	71
Autozone *	5,219	789
Barnes & Noble (A)	21,250	438
Bed Bath & Beyond *	4,400	135
Best Buy (A)	21,080	706
Big Lots *	1,557	33
Black & Decker	2,000	57
Blyth	8,500	279
BorgWarner (A)	2,300	78
Brinker International	3,400	58
Brink’s Home Security Holdings *	650	19
Buckle (A)	8,600	273
Cablevision Systems, Cl A	6,700	130
Career Education *	23,500	585
Carmax * (A)	6,383	94
Carnival	9,000	232
Carter’s *	6,000	148
Cavco Industries *	130	3
CBS, Cl B	95,200	659
Charlotte Russe Holding *	6,000	77
Chico’s FAS * (A)	52,800	514
Chipotle Mexican Grill, Cl A * (A)	800	64
Coach	178,790	4,806
Comcast, Cl A	395,840	5,736
Core-Mark Holding *	4,200	109
Darden Restaurants	3,127	103
Deckers Outdoor *	700	49
DeVry	1,021	51
Dick’s Sporting Goods *	3,700	64
DIRECTV Group * (A)	75,865	1,875
Discovery Communications, Cl C * (A)	5,040	103
DISH Network, Cl A *	21,649	351
Dollar Tree *	829	35
DR Horton	6,500	61
Eastman Kodak (A)	485,700	1,438
Ethan Allen Interiors (A)	30,500	316
Family Dollar Stores	2,600	74
Foot Locker (A)	55,600	582
Ford Motor *	38,500	234
GameStop, Cl A * (A)	39,722	874
Gannett (A)	34,600	123
Gap	199,500	3,272
Garmin (A)	50,300	1,198
Gentex	5,500	64
Genuine Parts	850	28
Goodyear Tire & Rubber * (A)	6,550	74
H&R Block	5,900	102
Harley-Davidson (A)	25,600	415
Harman International Industries (A)	4,200	79
Hasbro	73,995	1,793
Home Depot (A)	125,700	2,970
International Game Technology	15,753	250
Interpublic Group *	13,000	66
ITT Educational Services *	3,600	362
J.C. Penney (A)	101,130	2,903
Jarden *	37,800	709
Johnson Controls (A)	24,259	527
KB Home (A)	4,700	64
Kohl’s *	4,900	209
Lamar Advertising, Cl A * (A)	7,300	111
Landry’s Restaurants * (A)	11,600	100
Leggett & Platt	59,000	899
Lennar, Cl A	5,100	50
Liberty Global, Cl A *	14,200	226
Liberty Media - Capital, Ser A * (A)	10,500	142
Liberty Media - Entertainment, Cl A *	9,060	242
Liberty Media - Interactive, Cl A * (A)	6,450	33
LKQ *	3,200	53
Lowe’s	276,755	5,372
Macy’s	5,200	61
Marriott International, Cl A (A)	91,300	2,015
Mattel	2,300	37
McDonald’s	153,336	8,815
McGraw-Hill (A)	70,300	2,117
Mohawk Industries * (A)	2,829	101
Monro Muffler (A)	9,500	244
New York Times, Cl A (A)	10,200	56
News, Cl A (A)	118,200	1,077
Nike, Cl B	172,300	8,922
Nordstrom (A)	4,900	97
NVR *	100	50
Omnicom Group	6,000	189
O’Reilly Automotive * (A)	1,800	69
Penn National Gaming *	2,300	67
PEP Boys-Manny Moe & Jack	6,200	63
PetMed Express * (A)	10,200	153
PetSmart	3,608	77
Polo Ralph Lauren (A)	900	48
Pre-Paid Legal Services *	1,400	61
priceline.com *	1,200	134
Pulte Homes (A)	3,600	32
RadioShack	45,100	630
Regal Entertainment Group, Cl A (A)	2,700	36
Ross Stores	30,800	1,189
Sally Beauty Holdings *	11,000	70
Scholastic	1,700	34
Scientific Games, Cl A *	3,600	57
Sears Holdings * (A)	71,300	4,743
Shaw Communications, Cl B (A)	43,700	737
Sherwin-Williams	18,900	1,016
Smith & Wesson Holding *	58,400	332
Snap-On	778	22
Stanley Works	29,900	1,012
Staples (A)	259,227	5,229
Starbucks *	10,038	139

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Starwood Hotels & Resorts Worldwide (A)	66,240	$1,471
Target	157,754	6,227
Texas Roadhouse, Cl A *	30,000	327
Tiffany	1,800	46
Tim Hortons	1,500	37
Time Warner	305,232	7,689
Time Warner Cable, Cl A	84,807	2,686
TJX	88,000	2,768
Toll Brothers *	2,200	37
Urban Outfitters * (A)	2,500	52
VF	1,400	77
Viacom, Cl B *	69,792	1,584
Virgin Media	12,500	117
Walt Disney	167,257	3,902
Washington Post, Cl B	100	35
Weight Watchers International	130,000	3,350
Whirlpool (A)	17,900	762
Wyndham Worldwide	58,300	707
Yum! Brands	89,600	2,987

		128,767

Consumer Staples — 9.2%
Alberto-Culver	1,700	43
Altria Group	99,410	1,629
Archer-Daniels-Midland	149,757	4,009
Avon Products	122,546	3,159
BJ’s Wholesale Club * (A)	1,057	34
Brown-Forman, Cl B	1,500	64
Bunge (A)	2,500	151
Campbell Soup	77,800	2,289
Chiquita Brands International * (A)	54,300	557
Church & Dwight	800	43
Clorox (A)	9,969	557
Coca-Cola (A)	267,139	12,820
Coca-Cola Enterprises	56,900	947
Colgate-Palmolive	67,920	4,805
ConAgra Foods	170,750	3,255
Constellation Brands, Cl A *	3,000	38
Corn Products International	16,400	439
Costco Wholesale	158,500	7,243
CVS Caremark	203,470	6,485
Dean Foods *	23,000	441
Del Monte Foods	147,100	1,380
Dr Pepper Snapple Group *	25,800	547
Energizer Holdings *	1,628	85
Estee Lauder, Cl A	3,500	114
General Mills	20,184	1,131
Hansen Natural *	1,200	37
Herbalife	52,200	1,647
Hershey	1,900	68
HJ Heinz	4,697	168
Hormel Foods	2,000	69
Kellogg	9,658	450
Kimberly-Clark	44,717	2,345
Kraft Foods, Cl A	224,285	5,683
Kroger	85,352	1,882
Lorillard	3,850	261
McCormick	2,100	68
Molson Coors Brewing, Cl B	5,300	224
Pepsi Bottling Group	82,700	2,799
PepsiCo	262,855	14,447
Philip Morris International	55,774	2,433
Prestige Brands Holdings *	18,600	115
Procter & Gamble	426,483	21,793
Reynolds American	46,100	1,780
Safeway	95,334	1,942
Sanderson Farms	6,300	284
Sara Lee	181,900	1,775
SUPERVALU	90,298	1,169
SYSCO	52,750	1,186
Tyson Foods, Cl A	4,300	54
Walgreen (A)	189,300	5,565
Wal-Mart Stores	176,248	8,538
Whole Foods Market (A)	3,700	70

		129,117

Energy — 10.7%
Anadarko Petroleum	49,700	2,256
Apache	32,435	2,340
Arch Coal	2,400	37
Baker Hughes	27,941	1,018
BJ Services	76,900	1,048
Cabot Oil & Gas	1,500	46
Cal Dive International *	8,400	72
Cameron International *	117,200	3,317
Chesapeake Energy	37,300	740
Chevron (A)	327,809	21,717
Cimarex Energy (A)	15,843	449
ConocoPhillips (A)	323,207	13,594
Consol Energy	2,800	95
Delek US Holdings	12,300	104
Denbury Resources *	4,000	59
Devon Energy (A)	32,990	1,798
Diamond Offshore Drilling	700	58
Dresser-Rand Group *	22,200	579
El Paso	130,356	1,203
ENSCO International	8,000	279
EOG Resources	76,400	5,189
Exterran Holdings *	2,700	43
Exxon Mobil (A)	566,176	39,581
FMC Technologies *	1,400	53
Forest Oil *	1,800	27
Frontline (A)	2,300	56
Halliburton	224,455	4,646
Harvest Natural Resources *	8,800	39
Helix Energy Solutions Group *	59,900	651
Helmerich & Payne	3,395	105
Hess	43,110	2,317
Holly	30,600	550
Marathon Oil	158,100	4,764
Mariner Energy *	931	11
Murphy Oil	28,516	1,549
Nabors Industries *	71,000	1,106
National Oilwell Varco *	6,341	207
Newfield Exploration *	39,400	1,287
Noble	3,800	115
Noble Energy	2,600	153
Occidental Petroleum (A)	86,845	5,715
Oceaneering International *	1,200	54
Overseas Shipholding Group (A)	15,900	541
Patriot Coal * (A)	880	6
Patterson-UTI Energy	49,700	639
Peabody Energy	10,300	311
PetroHawk Energy *	4,000	89

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Pioneer Natural Resources	4,944	$126
Plains Exploration & Production *	7,695	211
Pride International *	2,700	68
Range Resources	3,000	124
Rowan	2,522	49
SandRidge Energy *	7,700	66
Schlumberger	197,336	10,678
SEACOR Holdings * (A)	8,000	602
Smith International	5,428	140
Southwestern Energy *	21,600	839
Spectra Energy	90,843	1,537
Suncor Energy (A)	70,258	2,132
Sunoco	36,400	845
Swift Energy * (A)	10,100	168
Teekay Shipping	3,100	65
Tesoro (A)	15,500	197
Tidewater	29,350	1,258
Transocean *	26,100	1,939
Valero Energy	134,594	2,273
Venoco *	4,900	38
Weatherford International * (A)	64,350	1,259
Western Refining (A)	41,300	292
Williams	66,800	1,043
XTO Energy	69,928	2,667

		149,229

Financials — 14.7%
ACE	27,600	1,221
Affiliated Managers Group *	1,000	58
Aflac (A)	158,860	4,939
Allied World Assurance Holdings	16,700	682
Allstate	161,250	3,934
American Equity Investment Life Holding	27,300	152
American Express	150,527	3,498
American Financial Group	61,800	1,334
AmeriCredit * (A)	10,900	148
Ameriprise Financial	116,090	2,817
Annaly Capital Management †	150,513	2,279
AON	5,050	191
Apartment Investment & Management, Cl A † (A)	8,115	72
Apollo Investment * (A),(B)	66,400	399
Argo Group International Holdings *	12,300	347
Arthur J. Gallagher	2,600	55
Assurant	18,800	453
Astoria Financial (A)	48,500	416
AvalonBay Communities † (A)	1,900	106
Axis Capital Holdings	46,700	1,223
Bancorpsouth (A)	2,100	43
Bank of America (A)	1,079,724	14,252
Bank of Hawaii	50	2
Bank of New York Mellon	297,504	8,720
BB&T (A)	111,600	2,453
BlackRock	1,400	246
Boston Properties †	1,600	76
Brandywine Realty Trust †	66,300	494
BRE Properties, Cl A †	2,200	52
Brookfield Asset Management, Cl A	55,100	940
Brown & Brown	2,200	44
Camden Property Trust †	2,200	61
Capital One Financial	147,500	3,227
Cardinal Financial	3,000	23
Charles Schwab (A)	524,668	9,203
Chubb	98,400	3,924
Cincinnati Financial	44,100	986
Citigroup (A)	273,500	812
CME Group	33,440	10,404
Comerica	35,700	755
Commerce Bancshares	2,700	86
Community Bank System (A)	3,300	48
Credicorp	15,900	925
Cullen/Frost Bankers	1,900	88
Digital Realty Trust † (A)	1,300	47
Discover Financial Services	43,950	452
Duke Realty † (A)	47,900	420
Endurance Specialty Holdings (A)	56,400	1,653
Equity Residential †	4,687	104
Erie Indemnity, Cl A	1,400	50
Everest Re Group	16,200	1,159
Federal Realty Investment Trust † (A)	800	41
Federated Investors, Cl B (A)	42,800	1,031
Fidelity National Financial, Cl A	5,399	73
Fifth Third Bancorp (A)	13,100	93
First American	2,100	54
First Citizens BancShares, Cl A	600	80
First Community Bancshares	2,000	26
First Horizon National (A)	14,556	175
Forest City Enterprises, Cl A (A)	62,400	412
Franklin Resources	24,550	1,768
Goldman Sachs Group	74,400	10,969
Greenlight Capital Re *	6,300	109
Hanover Insurance Group	4,297	164
Hartford Financial Services Group	36,700	436
HCC Insurance Holdings	1,500	36
Health Care † (A)	1,371	47
Highwoods Properties †	750	17
Hospitality Properties Trust † (A)	66,300	788
Host Hotels & Resorts †	5,200	44
Hudson City Bancorp	102,800	1,366
Huntington Bancshares (A)	128,900	539
IntercontinentalExchange * (A)	62,991	7,196
Invesco	6,000	107
Investment Technology Group *	2,400	49
IPC Holdings	23,400	640
Jefferies Group	7,900	168
JPMorgan Chase	648,351	22,115
Keycorp	55,800	292
Legg Mason	2,100	51
Liberty Property Trust †	1,900	44
Lincoln National	90,800	1,563
Loews	3,100	85
M&T Bank (A)	2,500	127
Macerich † (A)	5,647	99
Mack-Cali Realty †	2,700	61
Maiden Holdings	5,700	37
MainSource Financial Group (A)	2,000	15
Manulife Financial	1,565	27
Marsh & McLennan	5,906	119
Marshall & Ilsley (A)	11,700	56
MBIA * (A)	7,600	33
Mercury General	1,700	57
MetLife	35,300	1,059

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
MF Global *	9,400	$56
Montpelier Re Holdings (A)	20,300	270
Moody’s (A)	39,238	1,034
Morgan Stanley	246,160	7,018
MSCI, Cl A *	10,100	247
Nationwide Health Properties †	1,500	39
New York Community Bancorp (A)	78,600	840
NewAlliance Bancshares (A)	65,600	755
Northern Trust	16,730	898
NYSE Euronext	187,600	5,112
Old Republic International (A)	8,600	85
OneBeacon Insurance Group, Cl A	8,000	93
optionsXpress Holdings	31,300	486
PartnerRe	1,300	84
People’s United Financial	7,025	106
PHH * (A)	34,100	620
Piper Jaffray *	366	16
Platinum Underwriters Holdings	35,800	1,024
Plum Creek Timber †	2,090	62
PNC Financial Services Group	84,100	3,264
Principal Financial Group	45,800	863
Progressive	75,782	1,145
Prologis †	11,200	90
Prospect Capital	4,100	38
Protective Life	16,000	183
Prudential Financial	112,200	4,176
Public Storage †	2,050	134
Ramco-Gershenson Properties †	16,500	165
Raymond James Financial (A)	2,025	35
Regency Centers †	850	30
Regions Financial	85,400	345
Reinsurance Group of America, Cl A	20,200	705
RenaissanceRe Holdings	800	37
Riskmetrics Group *	2,900	51
Simon Property Group † (A)	7,946	409
SL Green Realty † (A)	10,400	239
SLM *	7,400	76
StanCorp Financial Group	20,300	582
State Street	92,000	4,342
Student Loan	1,300	48
Sun Bancorp *	2,730	14
Sunstone Hotel Investors † (A)	42,300	226
SunTrust Banks	27,800	457
SVB Financial Group * (A)	1,550	42
T. Rowe Price Group (A)	39,500	1,646
Taubman Centers † (A)	49,400	1,327
TD Ameritrade Holding *	31,050	545
TFS Financial	5,300	56
Transatlantic Holdings	2,400	104
Travelers (A)	126,865	5,207
United America Indemnity, Cl A *	5,500	26
Unitrin	4,900	59
Unum Group	90,550	1,436
US Bancorp	202,765	3,634
Ventas †	3,400	101
Vornado Realty Trust †	1,533	69
Waddell & Reed Financial, Cl A	2,800	74
Walter Investment Management * †	876	12
Washington Federal (A)	3,900	51
Weingarten Realty Investors † (A)	4,600	67
Wells Fargo (A)	694,014	16,837
White Mountains Insurance Group	300	69
World Acceptance * (A)	5,300	106
WR Berkley	1,200	26
XL Capital, Cl A	12,400	142

		206,476

Health Care — 13.9%
Abbott Laboratories	141,058	6,635
Aetna	301,200	7,545
Allergan	235,808	11,220
American Medical Systems Holdings *	20,600	326
AmerisourceBergen	132,276	2,347
Amgen *	121,398	6,427
Amylin Pharmaceuticals * (A)	114,310	1,543
Baxter International	110,880	5,872
Beckman Coulter	600	34
Becton Dickinson	23,200	1,654
Biogen Idec * (A)	26,408	1,192
Boston Scientific *	40,617	412
Bristol-Myers Squibb	137,245	2,787
C.R. Bard	24,030	1,789
Cantel Medical *	5,400	88
Cardinal Health	24,790	757
Celgene * (A)	5,500	263
Cephalon * (A)	771	44
Cerner * (A)	1,100	68
Charles River Laboratories International *	1,600	54
Cigna	3,540	85
Computer Programs & Systems (A)	3,800	146
Cooper	19,300	477
Covance *	1,100	54
Coventry Health Care *	48,100	900
Covidien	3,750	140
DaVita *	1,425	70
Dendreon * (A)	1,600	40
Dentsply International (A)	2,300	70
Edwards Lifesciences *	700	48
Eli Lilly	172,464	5,974
Endo Pharmaceuticals Holdings *	72,200	1,294
Enzon Pharmaceuticals * (A)	16,000	126
ev3 *	8,800	94
Express Scripts *	51,464	3,538
Forest Laboratories *	118,100	2,965
Gen-Probe *	11,200	481
Genzyme *	3,750	209
Gilead Sciences *	260,710	12,212
Health Management Associates, Cl A *	9,200	45
Health Net *	6,100	95
Henry Schein *	1,000	48
HLTH * (A)	4,042	53
Hologic *	7,600	108
Hospira *	3,100	120
Humana *	28,479	919
Idexx Laboratories * (A)	1,300	60
Illumina * (A)	2,800	109
Intuitive Surgical * (A)	9,750	1,596

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Invacare (A)	13,700	$242
Inverness Medical Innovations *	1,700	61
Isis Pharmaceuticals *	18,400	303
Johnson & Johnson (A)	255,922	14,536
Kinetic Concepts *	34,900	951
King Pharmaceuticals * (A)	62,950	606
Laboratory Corp of America Holdings * (A)	3,850	261
Life Technologies *	3,691	154
Lincare Holdings *	32,000	753
Masimo * (A)	15,500	374
McKesson	24,926	1,097
Medco Health Solutions *	144,486	6,590
Medicines *	12,600	106
Mednax *	1,500	63
Medtronic	138,876	4,845
Merck (A)	374,533	10,472
Mettler Toledo International *	2,850	220
Millipore *	1,400	98
Mylan Laboratories * (A)	81,575	1,065
Noven Pharmaceuticals *	3,100	44
Novo Nordisk ADR (A)	73,800	4,019
Omnicare	1,300	33
Patterson *	2,100	46
PerkinElmer	8,050	140
Pfizer	820,168	12,303
Pharmaceutical Product Development	2,000	47
Quest Diagnostics	21,404	1,208
ResMed *	18,100	737
Schering-Plough	222,831	5,598
Sepracor *	9,900	171
St. Jude Medical *	71,760	2,949
STERIS	8,800	230
Stryker (A)	83,900	3,334
SurModics * (A)	6,000	136
Synovis Life Technologies *	2,700	56
Techne	800	51
Teva Pharmaceutical Industries ADR	45,320	2,236
Thermo Fisher Scientific *	126,326	5,150
UnitedHealth Group	566,076	14,141
Valeant Pharmaceuticals International * (A)	6,400	165
Varian Medical Systems *	700	25
VCA Antech *	2,200	59
Warner Chilcott, Cl A * (A)	40,700	535
Waters *	1,600	82
Watson Pharmaceuticals *	2,900	98
WellPoint *	93,144	4,740
Wyeth	169,700	7,703
Zimmer Holdings *	71,296	3,037

		195,003

Industrials — 7.6%
3M	37,900	2,278
ABB ADR (A)	70,310	1,109
Aecom Technology *	1,500	48
AGCO *	400	12
Ametek	1,300	45
Beacon Roofing Supply * (A)	22,300	322
Boeing (A)	124,131	5,276
Burlington Northern Santa Fe	59,530	4,378
C.H. Robinson Worldwide	11,302	589
Caterpillar (A)	75,635	2,499
Chart Industries *	5,600	102
Cintas	1,700	39
Colfax *	10,800	83
Continental Airlines, Cl B * (A)	7,650	68
Con-way	3,100	109
Cooper Industries, Cl A	18,700	581
Copart *	1,600	55
Crane	850	19
CSX	58,862	2,038
Cummins	49,500	1,743
Danaher	36,884	2,277
Deere	27,300	1,091
Delta Air Lines * (A)	8,100	47
Donaldson	1,900	66
Dover	29,400	973
Dun & Bradstreet	800	65
Eaton	23,079	1,030
Emerson Electric	79,934	2,590
Equifax	9,701	253
Expeditors International of Washington	143,400	4,781
Fastenal (A)	2,800	93
Federal Signal	4,600	35
FedEx	36,833	2,049
First Solar *	657	106
Flowserve	2,004	140
Fluor (A)	72,200	3,703
Foster Wheeler * (A)	36,200	860
FTI Consulting *	900	46
Gardner Denver *	28,300	712
GATX (A)	1,600	41
General Cable * (A)	3,000	113
General Dynamics	51,206	2,836
General Electric	1,371,998	16,080
Goodrich	2,850	142
Greenbrier	3,400	24
H&E Equipment Services *	3,900	37
Harsco	38,100	1,078
Honeywell International	40,763	1,280
IHS, Cl A *	900	45
Illinois Tool Works	5,929	221
Ingersoll-Rand, Cl A (A)	3,300	69
Iron Mountain * (A)	3,625	104
ITT	23,100	1,028
Jacobs Engineering Group *	8,540	359
John Bean Technologies	216	3
Joy Global	1,800	64
KBR	3,300	61
Kennametal	3,000	58
L-3 Communications Holdings	29,600	2,054
Lockheed Martin	25,470	2,054
Manpower	800	34
McDermott International *	3,600	73
Monster Worldwide * (A)	3,200	38
MSC Industrial Direct, Cl A (A)	2,000	71
Norfolk Southern	51,990	1,959
Northrop Grumman	103,434	4,725
Oshkosh Truck (A)	7,000	102
PACCAR	6,134	199
Pall	2,322	62
Parker Hannifin	18,275	785

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Pentair	2,400	$61
Pitney Bowes	2,200	48
Precision Castparts	1,500	110
Quanta Services *	76,900	1,779
Raytheon	94,200	4,185
Republic Services	7,345	179
Robert Half International	1,300	31
Rockwell Automation	3,000	96
Rockwell Collins	3,450	144
Roper Industries	1,900	86
RR Donnelley & Sons	152,600	1,773
Shaw Group *	31,350	859
Skywest	821	8
Southwest Airlines	20,700	139
SPX	749	37
Stericycle *	8,900	459
Thomas & Betts *	34,500	996
Trinity Industries	5,700	78
Tyco International	80,100	2,081
Union Pacific	30,200	1,572
United Parcel Service, Cl B	133,900	6,694
United Technologies	105,771	5,496
URS *	1,700	84
Waste Management (A)	31,218	879
Watson Wyatt Worldwide, Cl A	5,800	218
WESCO International *	2,000	50
WW Grainger (A)	1,309	107

		106,358

Information Technology — 20.4%
Accenture, Cl A	27,200	910
Activision Blizzard *	302,990	3,827
Acxiom	30,400	268
Adobe Systems *	167,362	4,736
Advent Software * (A)	1,378	45
Affiliated Computer Services, Cl A *	1,100	49
Agilent Technologies *	4,050	82
Akamai Technologies *	3,000	57
Altera	2,400	39
Amdocs *	33,600	721
Amphenol, Cl A	2,800	88
Analog Devices	4,050	100
Apple *	173,783	24,752
Applied Materials	25,700	282
Arris Group *	10,800	131
Arrow Electronics *	5,000	106
Autodesk *	3,609	68
Automatic Data Processing	15,318	543
Avnet *	7,500	158
BMC Software *	6,948	235
Broadcom, Cl A *	91,720	2,274
Broadridge Financial Solutions	3,000	50
CA	210,697	3,672
Cadence Design Systems *	11,100	65
Ciena * (A)	6,400	66
Cisco Systems *	795,067	14,820
Citrix Systems *	4,750	151
Cognizant Technology Solutions, Cl A *	4,456	119
Computer Sciences *	38,300	1,697
Compuware *	40,600	279
Convergys *	31,100	289
Corning	57,410	922
Cree *	7,300	215
Cypress Semiconductor *	6,250	58
Dell *	369,230	5,070
Diebold	1,700	45
Dolby Laboratories, Cl A * (A)	18,635	695
DST Systems *	3,850	142
eBay * (A)	249,834	4,280
Electronic Arts *	186,232	4,045
EMC *	428,876	5,618
Equinix * (A)	800	58
F5 Networks *	1,800	62
Factset Research Systems	900	45
Fidelity National Information Services (A)	3,264	65
Fiserv *	11,542	527
Flir Systems *	3,800	86
Global Payments	2,000	75
Google, Cl A * (A)	52,874	22,291
Harris	30,100	854
Harris Stratex Networks, Cl A *	7,477	48
Hewitt Associates, Cl A *	9,800	292
Hewlett-Packard	391,773	15,142
IAC *	3,695	59
Ingram Micro, Cl A *	132,500	2,319
Intel (A)	439,736	7,278
Interactive Intelligence *	3,700	45
International Business Machines (A)	108,518	11,331
International Rectifier *	3,500	52
Intersil, Cl A	4,000	50
Intuit *	209,931	5,912
j2 Global Communications *	4,800	108
Juniper Networks * (A)	161,346	3,808
Lam Research * (A)	1,300	34
Lender Processing Services	1,632	45
Lexmark International, Cl A *	55,100	873
Linear Technology (A)	84,794	1,980
LSI Logic *	12,300	56
Macrovision Solutions *	23	1
Manhattan Associates *	2,400	44
Marvell Technology Group *	10,600	123
Mastercard, Cl A (A)	41,570	6,955
McAfee *	2,900	122
MEMC Electronic Materials *	5,800	103
Metavante Technologies *	2,700	70
Microchip Technology (A)	2,350	53
Micron Technology * (A)	11,200	57
Microsoft	867,870	20,629
Motorola	44,800	297
National Semiconductor	9,100	114
NCR *	81,700	967
NetApp * (A)	7,296	144
NeuStar, Cl A *	28,600	634
Nokia ADR (A)	133,600	1,948
Novatel Wireless * (A)	6,700	60
Novell *	13,200	60
Nvidia *	12,250	138
Oracle	292,712	6,270
Paychex (A)	55,400	1,396
Pegasystems	4,300	113
Polycom * (A)	1,164	24
QLogic * (A)	59,700	757

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Qualcomm	540,129	$24,414
Rambus * (A)	5,000	77
Red Hat * (A)	13,800	278
Research In Motion *	96,730	6,873
RightNow Technologies *	9,000	106
SAIC *	2,000	37
Salesforce.com *	1,500	57
SanDisk *	8,400	123
Seagate Technology	175,700	1,838
Silicon Laboratories * (A)	14,100	535
Sohu.com * (A)	1,000	63
Sun Microsystems *	10,600	98
Symantec *	444,914	6,923
Synopsys *	6,800	133
Tech Data *	33,900	1,109
Tellabs *	11,600	66
Teradata *	197,900	4,637
Teradyne *	9,800	67
Texas Instruments	277,000	5,900
TIBCO Software *	13,400	96
Total System Services	3,100	42
Trimble Navigation *	2,600	51
Tyco Electronics *	12,900	240
Verigy *	863	11
VeriSign * (A)	215,354	3,980
Visa, Cl A (A)	269,232	16,762
Vishay Intertechnology * (A)	81,300	552
VMware, Cl A * (A)	2,000	55
Western Digital *	48,950	1,297
Western Union	315,172	5,169
Xerox	167,141	1,083
Xilinx (A)	58,400	1,195
Yahoo! * (A)	381,650	5,977
Zebra Technologies, Cl A *	2,400	57

		286,244

Materials — 3.0%
Air Products & Chemicals	3,550	229
AK Steel Holding	6,500	125
Alcoa (A)	84,900	877
Allegheny Technologies (A)	1,800	63
Alpha Natural Resources *	2,600	68
AM Castle	2,700	33
Ashland	26,300	738
Ball	1,200	54
Bemis	2,400	61
Celanese, Ser A	12,800	304
CF Industries Holdings	900	67
Coeur d’Alene Mines *	3,900	48
Commercial Metals	4,600	74
Crown Holdings *	2,200	53
Dow Chemical	80,775	1,304
E.I. Du Pont de Nemours	64,406	1,650
Eagle Materials (A)	753	19
Eastman Chemical	70,800	2,683
Ecolab	16,400	639
FMC	900	43
Freeport-McMoRan Copper & Gold, Cl B	6,350	318
Greif, Cl A	1,500	66
International Flavors & Fragrances	1,400	46
International Paper	31,200	472
Kaiser Aluminum	5,100	183
Koppers Holdings	5,000	132
Lubrizol	44,400	2,101
Martin Marietta Materials	550	44
MeadWestvaco	28,300	465
Monsanto	83,940	6,240
Mosaic	9,800	434
Nalco Holding	43,700	736
NewMarket	3,700	249
Newmont Mining	12,900	527
Nucor (A)	55,100	2,448
OM Group *	2,300	67
Owens-Illinois *	23,150	648
Pactiv *	20,632	448
PPG Industries	36,200	1,589
Praxair	110,940	7,884
Reliance Steel & Aluminum	24,000	921
Royal Gold	900	37
RPM International	1,500	21
Sealed Air	6,700	124
Sigma-Aldrich	2,200	109
Sonoco Products	70,400	1,686
Southern Copper (A)	64,611	1,321
Steel Dynamics	4,900	72
Syngenta ADR (A)	72,600	3,377
Terra Industries	1,900	46
United States Steel (A)	1,568	56
Walter Energy	2,400	87
Weyerhaeuser	2,300	70

		42,156

Telecommunication Services — 3.9%
American Tower, Cl A *	133,484	4,209
AT&T	905,046	22,481
Atlantic Telegraph-Network	3,200	126
CenturyTel (A)	36,837	1,131
Crown Castle International * (A)	328,622	7,893
Embarq	4,876	205
Frontier Communications	43,900	313
iPCS *	1,900	28
Leap Wireless International * (A)	1,800	59
MetroPCS Communications * (A)	5,600	75
NII Holdings *	86,900	1,657
NTELOS Holdings	10,100	186
Qwest Communications International (A)	19,518	81
SBA Communications, Cl A * (A)	2,100	51
Sprint Nextel *	344,100	1,655
Telephone & Data Systems, Cl L	1,300	34
Telephone & Data Systems	1,900	54
US Cellular *	1,976	76
Verizon Communications	461,559	14,184
Windstream	8,323	70

		54,568

Utilities — 3.8%
AES *	724,750	8,414
AGL Resources	21,300	677
Allegheny Energy	4,200	108
Alliant Energy	68,000	1,777
Ameren (A)	76,100	1,894
American Electric Power	147,000	4,247
American Water Works (A)	22,100	422
Aqua America	3,633	65

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Atmos Energy	4,300	$108
Calpine *	6,300	70
Centerpoint Energy	9,600	106
CMS Energy (A)	93,800	1,133
Constellation Energy Group	23,210	617
Dominion Resources	54,783	1,831
DPL (A)	2,000	46
DTE Energy	69,800	2,234
Duke Energy	30,444	444
Dynegy, Cl A *	6,800	16
Edison International	65,500	2,061
Energen	36,500	1,456
Entergy	25,148	1,949
Equities	2,100	73
Exelon	47,976	2,457
FirstEnergy	35,600	1,380
FPL Group	7,338	417
Great Plains Energy (A)	3,500	54
Hawaiian Electric Industries	7,900	151
Idacorp	1,500	39
Mirant *	109,100	1,717
National Fuel Gas	1,300	47
NiSource (A)	76,500	892
NRG Energy * (A)	35,200	914
NV Energy	36,000	388
OGE Energy	1,074	30
Pepco Holdings	130,300	1,751
PG&E	36,050	1,386
Pinnacle West Capital	25,300	763
PPL	14,500	478
Progress Energy (A)	2,400	91
Public Service Enterprise Group	86,100	2,809
Questar	3,500	109
RRI Energy * (A)	13,781	69
Sempra Energy	84,547	4,196
Southern	7,164	223
Southern Union	112,500	2,069
UGI	11,600	296
Wisconsin Energy	1,000	41
Xcel Energy	8,453	156

		52,671

Total Common Stock (Cost $1,363,742) ($ Thousands)		1,350,589

AFFILIATED PARTNERSHIP — 13.8%
SEI Liquidity Fund, L.P.,
0.690% **††(B)	198,766,010	193,757

Total Affiliated Partnership (Cost $198,766) ($ Thousands)		193,757

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	50,642,237	50,642

Total Cash Equivalent (Cost $50,642) ($ Thousands)		50,642

	Face Amount ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.6%
United States Treasury Bills
0.258%, 12/03/09 (C) (D)	$7,800	7,791
0.285%, 12/17/09 (C) (D)	100	100

Total U.S. Treasury Obligations (Cost $7,892) ($ Thousands)		7,891

Total Investments — 114.4% (Cost $1,621,042) ($ Thousands) @		$1,602,879

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Composite Index	182	Sep-2009	$(1,068)
S&P Mid 400 Index E-MINI	87	Sep-2009	(152)
S&P 500 Index E-MINI	3	Sep-2009	(3)

			$(1,223)

Percentages are based on Net Assets of $1,400,937 ($Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009

†	Real Estate Investment Trust.

††	Investment in Affiliated Investment.

(A)	This security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $191,988 ($Thousands)

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2009 was $193,757 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $1,621,042($ Thousands), and the unrealized appreciation and depreciation were $159,590 ($ Thousands) and ($177,753) ($ Thousands), respectively.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

June 30, 2009

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,350,589	$—	$—	$1,350,589
Affiliated Partnership	—	193,757	—	193,757
U.S. Treasury Obligations	—	7,891	—	7,891
Cash Equivalent	50,642	—	—	50,642

Total Investments in Securities	$1,401,231	$201,648	$—	$1,602,879

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(1,223)	$—	$—	$(1,223)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 85.5%
Consumer Discretionary — 8.1%
Advance Auto Parts	9,400	$390
Aeropostale *	43,400	1,487
Amazon.com *	42,100	3,522
American Eagle Outfitters	2,400	34
American Greetings, Cl A	16,000	187
Apollo Group, Cl A *	28,000	1,991
Autozone *	5,683	859
Bed Bath & Beyond *	1,000	31
Best Buy	6,800	228
Big Lots *	505	11
Black & Decker	1,500	43
Blyth	4,000	131
BorgWarner	1,100	38
Brinker International	1,901	32
Buckle	2,800	89
Cablevision Systems, Cl A	22,710	441
California Pizza Kitchen *	14,800	197
Career Education *	10,600	264
Carnival	1,300	34
Carter’s *	3,500	86
Centex	9,081	77
Charlotte Russe Holding *	14,000	180
Chico’s FAS *	14,200	138
Chipotle Mexican Grill, Cl A *	7,800	624
Coach	95,000	2,554
Comcast, Cl A	475,856	6,895
Core-Mark Holding *	1,400	37
Darden Restaurants	7,200	237
Dick’s Sporting Goods *	5,400	93
DIRECTV Group *	64,200	1,586
DISH Network, Cl A *	138,291	2,242
Dollar Tree *	1,600	67
Domino’s Pizza *	7,600	57
DR Horton	3,000	28
DreamWorks Animation SKG, Cl A *	5,900	163
Eastman Kodak	257,300	762
Expedia *	1,900	29
Family Dollar Stores	14,300	405
Foot Locker	12,400	130
Ford Motor *	16,800	102
GameStop, Cl A *	20,600	453
Gap	101,302	1,661
Garmin	61,800	1,472
Genuine Parts	7,363	247
Goodyear Tire & Rubber *	2,700	30
H&R Block	112,378	1,936
Hanesbrands *	26,200	393
Harley-Davidson	4,100	66
Harman International Industries	1,700	32
Hasbro	22,300	541
Hillenbrand	3,400	57
Home Depot	42,600	1,007
International Game Technology	10,300	164
ITT Educational Services *	2,700	272
J.C. Penney	45,300	1,300
Jarden *	3,300	62
John Wiley & Sons, Cl A	400	13
Johnson Controls	9,709	211
JOS A Bank Clothiers *	4,100	141
KB Home	2,500	34
Kohl’s *	9,456	404
Las Vegas Sands *	86,493	680
La-Z-Boy, Cl Z	10,900	51
Leggett & Platt	73,800	1,124
Lennar, Cl A	12,600	122
Liberty Global, Cl A *	3,904	62
Liberty Media - Capital, Ser A *	2,600	35
Liberty Media - Entertainment, Cl A *	12,300	329
Limited Brands	26,900	322
Lowe’s	20,200	392
Mattel	1,800	29
McDonald’s	42,642	2,451
McGraw-Hill	6,300	190
Meredith	1,200	31
MGM Mirage *	4,300	27
Monro Muffler	4,200	108
NetFlix *	24,400	1,009
Newell Rubbermaid	2,800	29
Nike, Cl B	62,424	3,232
Office Depot *	7,200	33
O’Reilly Automotive *	4,100	156
Panera Bread, Cl A *	15,900	793
Penn National Gaming *	3,800	111
PetMed Express *	3,000	45
PetSmart	15,800	339
Pinnacle Entertainment *	2,300	21
Polo Ralph Lauren	20,900	1,119
Pre-Paid Legal Services *	1,900	83
Pulte Homes	4,000	35
RadioShack	9,900	138
Regal Entertainment Group, Cl A	2,300	30
Rent-A-Center *	1,600	28
Ross Stores	30,100	1,162
Royal Caribbean Cruises	4,600	62
Scientific Games, Cl A *	7,100	112
Scripps Networks Interactive, Cl A	1,300	36
Sears Holdings *	37,700	2,508
Shaw Communications, Cl B	70,100	1,182
Sherwin-Williams	19,280	1,036
Smith & Wesson Holding *	44,800	254
Snap-On	3,165	91
Stanley Works	1,800	61
Staples	133,000	2,683
Starbucks *	10,000	139
Strayer Education	1,000	218
Sturm Ruger	3,800	47
Target	35,445	1,399
Texas Roadhouse, Cl A *	12,300	134
Tiffany	1,500	38
Tim Hortons	2,600	64
Time Warner	148,556	3,742
Time Warner Cable, Cl A	45,706	1,447
TJX	91,501	2,879
Toll Brothers *	2,800	48
VF	7,418	411
Virgin Media	16,000	150
Walt Disney	54,509	1,272
Weight Watchers International	65,000	1,675
Williams-Sonoma	5,200	62
Wyndham Worldwide	2,700	33

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Wynn Resorts *	900	$32
Yum! Brands	50,810	1,694

		74,822

Consumer Staples — 9.0%
Altria Group	61,552	1,009
American Italian Pasta, Cl A *	10,800	315
Archer-Daniels-Midland	73,200	1,960
Avon Products	23,600	608
BJ’s Wholesale Club *	21,400	690
Brown-Forman, Cl B	37,582	1,615
Bunge	23,313	1,405
Campbell Soup	32,400	953
Central European Distribution *	1,200	32
Chiquita Brands International *	29,600	304
Church & Dwight	500	27
Clorox	15,500	865
Coca-Cola	77,705	3,729
Coca-Cola Enterprises	34,800	579
Colgate-Palmolive	13,912	984
ConAgra Foods	131,700	2,510
Constellation Brands, Cl A *	16,600	211
Corn Products International	6,600	177
Costco Wholesale	87,922	4,018
CVS Caremark	66,688	2,126
Dean Foods *	5,800	111
Del Monte Foods	18,900	177
Dr Pepper Snapple Group *	16,800	356
Energizer Holdings *	1,800	94
Estee Lauder, Cl A	13,379	437
General Mills	33,700	1,888
Hansen Natural *	1,800	56
Herbalife	40,300	1,271
Hershey	21,900	788
HJ Heinz	23,874	852
JM Smucker	9,400	457
Kellogg	29,775	1,387
Kimberly-Clark	27,835	1,460
Kraft Foods, Cl A	55,139	1,397
Kroger	111,921	2,468
Lancaster Colony	2,700	119
Lorillard	650	44
McCormick	4,453	145
Molson Coors Brewing, Cl B	1,100	47
NBTY *	1,200	34
Pantry *	2,900	48
Pepsi Bottling Group	47,422	1,605
PepsiAmericas	2,625	70
PepsiCo	103,247	5,674
Philip Morris International	155,122	6,766
Prestige Brands Holdings *	7,800	48
Procter & Gamble	194,049	9,916
Ralcorp Holdings *	900	55
Reynolds American	37,566	1,451
Safeway	3,200	65
Sanderson Farms	10,900	491
Sara Lee	226,155	2,207
Smithfield Foods *	3,700	52
Spartan Stores	2,300	29
SUPERVALU	52,300	677
SYSCO	246,944	5,551
Tyson Foods, Cl A	190,358	2,400
Walgreen	146,947	4,320
Wal-Mart Stores	87,750	4,251
Weis Markets	1,500	50
Whole Foods Market	3,900	74

		83,505

Energy — 8.9%
Anadarko Petroleum	8,900	404
Apache	2,000	144
Arch Coal	4,100	63
Baker Hughes	5,130	187
BJ Services	8,800	120
Cabot Oil & Gas	2,400	74
Cameron International *	1,776	50
Chesapeake Energy	22,600	448
Chevron	224,815	14,894
Cimarex Energy	1,700	48
Concho Resources *	1,200	34
ConocoPhillips	151,479	6,371
Consol Energy	2,900	98
Delek US Holdings	3,200	27
Denbury Resources *	11,300	166
Devon Energy	8,300	452
Diamond Offshore Drilling	800	67
Dresser-Rand Group *	27,000	705
El Paso	3,300	30
Encore Acquisition *	4,700	145
ENSCO International	2,700	94
EOG Resources	37,200	2,527
Exterran Holdings *	7,300	117
Exxon Mobil	440,691	30,809
FMC Technologies *	1,400	53
Forest Oil *	2,300	34
Foundation Coal Holdings	1,901	53
Frontier Oil	10,600	139
Frontline	4,700	114
Halliburton	60,600	1,254
Harvest Natural Resources *	7,700	34
Hess	14,846	798
Holly	29,700	534
Marathon Oil	38,110	1,148
Massey Energy	7,200	141
Murphy Oil	53,661	2,915
Nabors Industries *	6,700	104
National Oilwell Varco *	6,534	213
Newfield Exploration *	900	29
Noble Energy	600	35
Occidental Petroleum	70,351	4,630
Oceaneering International *	2,600	118
Patterson-UTI Energy	57,100	734
Peabody Energy	18,600	561
PetroHawk Energy *	15,000	335
Pioneer Natural Resources	4,300	110
Pride International *	6,200	155
Quicksilver Resources *	3,200	30
SandRidge Energy *	3,200	27
Schlumberger	34,900	1,889
SEACOR Holdings *	16,300	1,226
Smith International	5,700	147
Southwestern Energy *	3,200	124
Spectra Energy	52,400	887
St. Mary Land & Exploration	4,100	86
Stone Energy *	14,400	107
Sunoco	33,100	768

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Superior Energy Services *	4,900	$85
Tesoro	6,100	78
Tidewater	5,700	244
Transocean *	16,700	1,241
Unit *	800	22
Valero Energy	72,100	1,218
Venoco *	4,400	34
Western Refining	12,700	90
Whiting Petroleum *	4,000	141
Williams	24,900	389
XTO Energy	30,491	1,163

		82,311

Financials — 11.2%
Affiliated Managers Group *	1,500	87
Aflac	127,716	3,971
Allied World Assurance Holdings	11,600	474
Allstate	43,860	1,070
AMB Property †	2,300	43
American Express	116,424	2,706
American Financial Group	55,900	1,206
AmeriCredit *	8,500	115
Ameriprise Financial	54,600	1,325
Annaly Capital Management †	62,000	939
AON	2,986	113
Arch Capital Group *	2,400	141
Argo Group International Holdings *	7,600	214
Arthur J. Gallagher	1,400	30
Aspen Insurance Holdings	3,900	87
Associated Banc-Corp	5,100	64
Assurant	8,274	199
Astoria Financial	49,200	422
AvalonBay Communities †	815	46
Axis Capital Holdings	31,000	812
Bancorpsouth	9,400	193
Bank of America	396,666	5,236
Bank of Hawaii	4,600	165
Bank of New York Mellon	242,181	7,098
BB&T	13,239	291
BlackRock	2,200	386
Boston Properties †	1,600	76
Brandywine Realty Trust †	58,300	434
BRE Properties, Cl A †	3,000	71
Brown & Brown	16,100	321
Camden Property Trust †	800	22
Capital One Financial	64,700	1,416
Capitol Federal Financial	3,200	123
Cardinal Financial	3,400	27
CB Richard Ellis Group, Cl A *	8,000	75
Charles Schwab	296,500	5,201
Chimera Investment †	11,300	39
Chubb	45,818	1,827
Cincinnati Financial	5,100	114
CIT Group	10,800	23
Citigroup	20,348	60
City National	4,400	162
CME Group	11,850	3,687
Colonial Properties Trust †	15,100	112
Comerica	2,500	53
Commerce Bancshares	8,190	261
Community Bank System	1,600	23
Compass Diversified Holdings	2,700	22
Credicorp	23,800	1,385
Cullen/Frost Bankers	5,800	267
Digital Realty Trust †	800	29
Discover Financial Services	24,100	247
Duke Realty †	35,600	312
Eaton Vance	4,700	126
Endurance Specialty Holdings	58,000	1,699
Equity Residential †	3,200	71
Essex Property Trust †	1,400	87
Everest Re Group	900	64
Federated Investors, Cl B	2,900	70
Fidelity National Financial, Cl A	500	7
Fifth Third Bancorp	4,400	31
First Cash Financial Services *	2,000	35
First Community Bancshares	2,600	33
First Horizon National	5,879	71
Franklin Resources	24,481	1,763
Fulton Financial	6,200	32
Goldman Sachs Group	28,049	4,136
Greenlight Capital Re *	1,700	29
Hanover Insurance Group	1,100	42
Hartford Financial Services Group	16,003	190
HCC Insurance Holdings	11,500	276
HCP †	6,400	136
Health Care †	1,900	65
Hospitality Properties Trust †	2,787	33
Host Hotels & Resorts †	4,500	38
HRPT Properties Trust †	11,300	46
Hudson City Bancorp	142,700	1,896
Huntington Bancshares	8,100	34
IntercontinentalExchange *	32,300	3,690
Invesco	2,200	39
Jefferies Group	8,200	175
Jones Lang LaSalle	2,400	78
JPMorgan Chase	137,811	4,701
Keycorp	21,000	110
Knight Capital Group, Cl A *	72,100	1,229
LaSalle Hotel Properties †	9,800	121
Lazard, Cl A	3,100	83
Leucadia National	7,100	150
Liberty Property Trust †	9,800	226
Lincoln National	10,500	181
Loews	26,757	733
M&T Bank	2,600	132
Mack-Cali Realty †	200	5
Marsh & McLennan	19,897	401
Marshall & Ilsley	15,000	72
MBIA *	15,200	66
MetLife	8,642	259
Montpelier Re Holdings	18,700	249
Moody’s	50,800	1,339
Morgan Stanley	35,362	1,008
MSCI, Cl A *	1,200	29
NASDAQ OMX Group *	3,200	68
New York Community Bancorp	2,900	31
Northern Trust	54,224	2,911
NYSE Euronext	142,200	3,875
Odyssey Re Holdings	20,300	812
OneBeacon Insurance Group, Cl A	6,200	73
optionsXpress Holdings	21,300	331
PartnerRe	2,200	143

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
People’s United Financial	4,900	$74
PHH *	10,400	189
Platinum Underwriters Holdings	19,800	566
Plum Creek Timber †	800	24
PNC Financial Services Group	21,846	848
Principal Financial Group	6,100	115
Progressive	15,100	228
Prologis †	1,900	15
Prospect Capital	1,800	17
Protective Life	2,900	33
Prudential Financial	27,300	1,016
Public Storage †	4,100	268
Ramco-Gershenson Properties †	4,100	41
Raymond James Financial	14,000	241
Realty Income †	1,800	39
Regions Financial	14,584	59
RenaissanceRe Holdings	2,500	116
Senior Housing Properties Trust †	2,000	33
Simon Property Group †	357	18
SL Green Realty †	1,400	32
SLM *	12,300	126
StanCorp Financial Group	14,800	424
State Street	48,000	2,266
SunTrust Banks	2,000	33
T. Rowe Price Group	77,710	3,238
TCF Financial	10,000	134
TD Ameritrade Holding *	72,600	1,273
TFS Financial	3,100	33
Torchmark	2,771	103
Transatlantic Holdings	800	35
Travelers	61,752	2,534
UDR †	5,756	59
United America Indemnity, Cl A *	6,600	32
Unum Group	20,200	320
US Bancorp	186,839	3,348
Validus Holdings	6,200	136
Valley National Bancorp	19,647	230
Ventas †	900	27
Vornado Realty Trust †	1,527	69
Waddell & Reed Financial, Cl A	4,100	108
Webster Financial	4,400	35
Wells Fargo	215,810	5,236
White Mountains Insurance Group	300	69
Wilmington Trust	2,300	31
World Acceptance *	4,100	82
WR Berkley	56,700	1,217
XL Capital, Cl A	10,900	125
Zions Bancorporation	6,900	80

		103,527

Health Care — 12.2%
Abbott Laboratories	40,575	1,909
Aetna	179,843	4,505
Alexion Pharmaceuticals *	1,300	54
Allergan	91,800	4,368
American Medical Systems Holdings *	14,400	227
AmerisourceBergen	269,576	4,782
Amgen *	171,138	9,060
Amylin Pharmaceuticals *	3,700	50
Baxter International	18,289	969
Becton Dickinson	14,248	1,016
Biogen Idec *	39,800	1,797
Biovail	53,700	722
Boston Scientific *	9,500	96
Bristol-Myers Squibb	117,067	2,378
C.R. Bard	4,900	365
Cantel Medical *	5,100	83
Cardinal Health	43,898	1,341
Celera *	5,200	40
Celgene *	11,506	550
Cephalon *	4,400	249
Cerner *	800	50
Cigna	4,491	108
Cooper	5,100	126
Covance *	1,000	49
DaVita *	7,400	366
Dendreon *	1,900	47
Dentsply International	3,500	107
Edwards Lifesciences *	6,500	442
Eli Lilly	42,789	1,482
Endo Pharmaceuticals Holdings *	42,600	763
Enzon Pharmaceuticals *	18,500	146
ev3 *	3,300	35
Express Scripts *	18,600	1,279
Forest Laboratories *	125,470	3,151
Gen-Probe *	11,500	494
Genzyme *	1,300	72
Gilead Sciences *	117,592	5,508
Health Net *	44,501	692
HLTH *	11,000	144
Humana *	9,800	316
Idexx Laboratories *	800	37
Illumina *	900	35
IMS Health	19,700	250
Intuitive Surgical *	4,600	753
Inverness Medical Innovations *	2,700	96
Isis Pharmaceuticals *	9,900	163
Johnson & Johnson	201,327	11,435
Kindred Healthcare *	1,200	15
King Pharmaceuticals *	24,400	235
Laboratory Corp of America Holdings *	6,145	417
LifePoint Hospitals *	5,600	147
Lincare Holdings *	54,400	1,279
Masimo *	12,300	297
McKesson	109,384	4,813
Medco Health Solutions *	78,728	3,591
Medicines *	6,800	57
Medtronic	74,692	2,606
Merck	121,935	3,409
Mettler Toledo International *	6,700	517
Mylan Laboratories *	42,400	553
Myriad Genetics *	1,500	54
Noven Pharmaceuticals *	4,700	67
Novo Nordisk ADR	35,000	1,906
Omnicare	36,300	935
PerkinElmer	1,300	23
Pfizer	590,514	8,858
Pharmaceutical Product Development	1,900	44
Quest Diagnostics	29,600	1,670
ResMed *	3,400	138
Schering-Plough	68,528	1,722
Sepracor *	2,100	36

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
St. Jude Medical *	500	$21
Stryker	49,762	1,978
SurModics *	3,600	81
Synovis Life Technologies *	2,000	41
Techne	400	26
Thermo Fisher Scientific *	2,412	98
United Therapeutics *	400	33
UnitedHealth Group	297,300	7,427
Universal Health Services, Cl B	3,600	176
Valeant Pharmaceuticals International *	17,400	448
Varian Medical Systems *	2,900	102
VCA Antech *	1,300	35
Vertex Pharmaceuticals *	6,000	214
Warner Chilcott, Cl A *	35,600	468
Watson Pharmaceuticals *	400	14
WellPoint *	49,800	2,534
Wyeth	57,397	2,605

		112,397

Industrials — 8.1%
3M	16,045	964
Aecom Technology *	6,600	211
AGCO *	83,332	2,422
American Reprographics *	3,600	30
Ampco-Pittsburgh	1,500	35
Applied Signal Technology	2,100	54
Avery Dennison	200	5
BE Aerospace *	2,900	42
Beacon Roofing Supply *	17,300	250
Boeing	33,159	1,409
Bucyrus International, Cl A	400	11
Burlington Northern Santa Fe	17,200	1,265
C.H. Robinson Worldwide	7,083	370
Carlisle	6,500	156
Caterpillar	44,900	1,483
Chart Industries *	5,300	96
Cintas	4,200	96
Colfax *	5,900	46
Continental Airlines, Cl B *	4,300	38
Cooper Industries, Cl A	7,900	245
Copa Holdings, Cl A	5,937	243
Corrections Corp of America *	200	3
CSX	49,342	1,709
Cummins	24,900	877
Danaher	1,345	83
Deere	9,200	367
Delta Air Lines *	1,600	9
Dover	38,800	1,284
Dun & Bradstreet	3,574	290
Emerson Electric	19,000	615
Equifax	27,500	718
Expeditors International of Washington	71,000	2,367
Fastenal	14,800	491
FedEx	600	33
First Solar *	1,300	211
Flowserve	2,763	193
Fluor	72,528	3,720
Foster Wheeler *	27,200	646
Gardner Denver *	22,000	554
GATX	2,400	62
General Cable *	4,100	154
General Dynamics	95,799	5,306
General Electric	573,544	6,722
Goodrich	31,400	1,569
Graco	2,400	53
Harsco	21,822	618
Hertz Global Holdings *	5,500	44
Honeywell International	821	26
Hubbell, Cl B	3,700	119
IDEX	6,700	165
Illinois Tool Works	5,300	198
ITT	14,718	655
Jacobs Engineering Group *	2,100	88
JB Hunt Transport Services	3,900	119
Joy Global	37,914	1,354
Kansas City Southern *	2,300	37
KBR	110,994	2,047
Kennametal	9,200	176
L-3 Communications Holdings	33,200	2,304
Landstar System	200	7
Lincoln Electric Holdings	4,500	162
Lockheed Martin	42,199	3,403
Manpower	1,800	76
Masco	3,500	34
McDermott International *	5,800	118
MSC Industrial Direct, Cl A	3,300	117
Multi-Color	2,900	36
Navistar International *	1,000	44
Norfolk Southern	26,000	979
Northrop Grumman	55,106	2,517
Owens Corning *	2,300	29
Pall	3,500	93
Pentair	9,400	241
Pitney Bowes	4,500	99
Precision Castparts	880	64
Quanta Services *	55,800	1,291
Raytheon	56,601	2,515
Republic Services	9,335	228
Robert Half International	900	21
Rockwell Automation	1,400	45
Roper Industries	2,100	95
Ryder System	600	17
Shaw Group *	21,400	587
Southwest Airlines	323,514	2,177
Spirit Aerosystems Holdings, Cl A *	2,100	29
Steelcase, Cl A	5,700	33
Stericycle *	3,770	194
SunPower, Cl A *	3,900	104
Teleflex	5,300	238
Terex *	6,600	80
Textron	3,500	34
Thomas & Betts *	28,000	808
Timken	25,967	443
Toro	3,000	90
Trinity Industries	22,000	300
Tyco International	55,400	1,439
Union Pacific	55,678	2,899
United Parcel Service, Cl B	68,859	3,442
United Technologies	15,204	790
URS *	24,200	1,198
UTI Worldwide *	3,100	35
Waste Connections *	1,300	34
Waste Management	38,546	1,085

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Waste Services *	3,000	$16
Watson Wyatt Worldwide, Cl A	3,800	143
WESCO International *	15,500	388
WW Grainger	7,700	630

		74,904

Information Technology — 19.3%
Accenture, Cl A	94,494	3,162
Adobe Systems *	74,800	2,117
Advanced Micro Devices *	16,600	64
Affiliated Computer Services, Cl A *	7,400	329
Akamai Technologies *	4,700	90
Alliance Data Systems *	8,200	338
Altera	32,800	534
Amdocs *	5,100	109
Amphenol, Cl A	1,300	41
Analog Devices	16,800	416
Anixter International *	20,100	756
Apple *	68,798	9,799
Arris Group *	5,900	72
Automatic Data Processing	22,301	790
Avnet *	29,100	612
BMC Software *	6,500	220
Brightpoint *	8,200	51
Broadcom, Cl A *	11,700	290
CA	105,200	1,834
Cadence Design Systems *	6,300	37
Ciena *	3,300	34
Cisco Systems *	520,430	9,701
Citrix Systems *	900	29
Cognizant Technology Solutions, Cl A *	3,700	99
CommScope *	3,000	79
Computer Sciences *	21,300	944
Compuware *	15,000	103
Convergys *	12,900	120
Corning	209,756	3,369
Cree *	7,500	220
Cypress Semiconductor *	14,100	130
Dell *	304,788	4,185
Diebold	39,900	1,052
Dolby Laboratories, Cl A *	11,100	414
Earthlink *	5,200	38
eBay *	349,513	5,987
Electronic Arts *	161,031	3,498
EMC *	233,100	3,054
Equinix *	1,200	87
F5 Networks *	9,800	339
Factset Research Systems	900	45
Fidelity National Information Services	646	13
Fiserv *	400	18
Global Payments	2,500	94
Google, Cl A *	25,275	10,656
Hewitt Associates, Cl A *	26,700	795
Hewlett-Packard	314,736	12,164
Ingram Micro, Cl A *	94,000	1,645
Integrated Device Technology *	5,900	36
Intel	549,402	9,093
Interactive Intelligence *	3,400	42
International Business Machines	75,762	7,911
International Rectifier *	2,100	31
Intuit *	107,400	3,024
Itron *	1,800	99
j2 Global Communications *	2,500	56
Jabil Circuit	19,800	147
JDS Uniphase *	14,200	81
Juniper Networks *	3,700	87
Lam Research *	2,700	70
Lexmark International, Cl A *	9,201	146
Linear Technology	18,800	439
Macrovision Solutions *	1,700	37
Manhattan Associates *	3,300	60
Marvell Technology Group *	10,200	119
Mastercard, Cl A	23,814	3,984
Maxim Integrated Products	5,300	83
McAfee *	9,700	409
MEMC Electronic Materials *	1,800	32
Metavante Technologies *	9,485	245
Microchip Technology	6,600	149
Micron Technology *	17,300	87
Micros Systems *	1,300	33
Microsoft	688,215	16,359
Molex	10,000	155
Motorola	388,114	2,573
National Instruments	7,100	160
National Semiconductor	15,900	200
NCR *	6,700	79
NetApp *	6,400	126
NeuStar, Cl A *	55,500	1,230
Nokia ADR	85,200	1,242
Novellus Systems *	1,600	27
Nvidia *	9,800	111
ON Semiconductor *	7,100	49
Oracle	158,508	3,395
Paychex	39,300	990
Pegasystems	2,000	53
QLogic *	57,100	724
Qualcomm	188,000	8,498
Quest Software *	2,200	31
Rambus *	3,300	51
Red Hat *	9,800	197
RightNow Technologies *	16,600	196
SAIC *	4,100	76
SanDisk *	5,500	81
Seagate Technology	43,300	453
Silicon Laboratories *	7,200	273
Sohu.com *	600	38
Sun Microsystems *	28,741	265
Sybase *	38,600	1,210
Symantec *	293,856	4,572
Tech Data *	19,658	643
Tellabs *	9,200	53
Teradata *	95,000	2,226
Texas Instruments	358,265	7,631
Trimble Navigation *	9,000	177
Varian Semiconductor Equipment Associates *	2,600	62
VeriSign *	107,400	1,985
Visa, Cl A	149,137	9,285
VMware, Cl A *	5,300	144
WebMD Health, Cl A *	137	4
Western Digital *	26,700	707
Western Union	46,000	754
Xilinx	54,700	1,119

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Yahoo! *	220,600	$3,455

		178,732

Materials — 2.3%
Airgas	1,100	45
AK Steel Holding	1,000	19
Allegheny Technologies	900	31
Alpha Natural Resources *	6,400	168
Ball	3,100	140
Bemis	42,500	1,071
Celanese, Ser A	5,500	131
CF Industries Holdings	855	63
Cliffs Natural Resources	43,466	1,064
Commercial Metals	4,300	69
Crown Holdings *	26,600	642
Dow Chemical	2,756	44
E.I. Du Pont de Nemours	7,500	192
Eagle Materials	4,200	106
Ecolab	57,907	2,258
FMC	4,400	208
Freeport-McMoRan Copper & Gold, Cl B	4,500	225
International Flavors & Fragrances	1,100	36
International Paper	2,400	37
Intrepid Potash *	1,200	34
Kaiser Aluminum	7,200	259
Koppers Holdings	1,300	34
Lubrizol	33,600	1,590
Martin Marietta Materials	400	31
Monsanto	12,012	893
Mosaic	6,300	279
Nalco Holding	73,900	1,244
NewMarket	3,400	229
Newmont Mining	10,240	418
Nucor	15,700	698
Olympic Steel	1,800	44
Packaging Corp of America	7,100	115
Pactiv *	14,501	314
PPG Industries	16,800	737
Praxair	45,415	3,228
Reliance Steel & Aluminum	1,600	61
RPM International	1,800	25
Schnitzer Steel Industries, Cl A	600	32
Scotts Miracle-Gro, Cl A	900	32
Sealed Air	1,500	28
Sigma-Aldrich	1,100	54
Sonoco Products	13,267	318
Southern Copper	64,000	1,308
Steel Dynamics	3,300	49
Syngenta ADR	36,800	1,712
Temple-Inland	2,500	33
Terra Industries	9,849	239
United States Steel	1,600	57
Valspar	12,500	282
Vulcan Materials	2,800	121
Walter Energy	3,800	138

		21,185

Telecommunication Services — 3.2%
AT&T	528,378	13,125
Atlantic Telegraph-Network	1,500	59
CenturyTel	17,300	531
Crown Castle International *	105,000	2,522
Embarq	9,905	417
Frontier Communications	63,811	456
Leap Wireless International *	5,700	188
MetroPCS Communications *	18,500	246
NII Holdings *	167,113	3,187
NTELOS Holdings	11,400	210
Qwest Communications International	20,500	85
SBA Communications, Cl A *	3,900	96
Sprint Nextel *	408,040	1,962
Telephone & Data Systems	1,100	31
Verizon Communications	180,245	5,539
Windstream	40,852	341

		28,995

Utilities — 3.2%
AES *	495,101	5,748
AGL Resources	1,000	32
Alliant Energy	12,600	329
Ameren	22,100	550
American Electric Power	14,100	407
American Water Works	16,300	311
Aqua America	4,500	81
Atmos Energy	11,600	291
Calpine *	54,900	612
CMS Energy	4,800	58
Consolidated Edison	12,200	457
Constellation Energy Group	12,400	330
Dominion Resources	24,494	819
DTE Energy	34,900	1,117
Duke Energy	4,400	64
Edison International	31,400	988
Energen	17,151	684
Entergy	1,500	116
Exelon	4,174	214
FirstEnergy	19,765	766
FPL Group	700	40
Hawaiian Electric Industries	14,400	275
Integrys Energy Group	4,500	135
ITC Holdings	800	36
MDU Resources Group	17,300	328
Mirant *	30,900	486
National Fuel Gas	1,000	36
Northeast Utilities	1,900	42
NRG Energy *	84,997	2,206
NSTAR	13,000	417
NV Energy	71,400	770
OGE Energy	5,000	142
Oneok	1,900	56
Pepco Holdings	17,200	231
PG&E	9,436	363
Pinnacle West Capital	9,900	299
PPL	134,733	4,441
Progress Energy	6,900	261
Public Service Enterprise Group	69,302	2,261
Questar	700	22
RRI Energy *	5,900	30
SCANA	3,500	114
Sempra Energy	30,292	1,503
Southern	12,427	387
Southern Union	4,500	83
TECO Energy	11,100	132
UGI	16,100	410

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

June 30, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Unisource Energy	3,700	$98
Vectren	2,700	63
Westar Energy	1,800	34
Wisconsin Energy	600	24
Xcel Energy	1,871	35

		29,734

Total Common Stock (Cost $798,381) ($ Thousands)		790,112

MORTGAGE-BACKED SECURITIES — 6.2%
Agency Mortgage-Backed Obligations — 4.5%
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35 (A)	$1,723	271
FHLMC CMO STRIPS, Ser 233, Cl 12, IO
5.000%, 09/15/35 (A)	860	118
FNMA TBA
6.500%, 07/01/32	15,100	16,082
6.000%, 07/01/21 to 07/01/37	22,850	23,954
FNMA CMO STRIPS, Ser 359, Cl 6, IO
5.000%, 11/01/35 (A)	315	48
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35 (A)	6,824	1,085

		41,558

Non-Agency Mortgage-Backed Obligations — 1.7%
American Home Mortgage Investment Trust, Ser 2006-1, Cl 2A3
5.100%, 12/25/35 (B)	1,042	570
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	1,854	1,472
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.726%, 03/25/49 (B)	3,249	2,742
Countrywide Alternative Loan Trust, Ser 2004-33, Cl 1A1
4.979%, 12/25/34 (B)	173	116
Countrywide Home Loans, Ser 2004-22, Cl A1
5.080%, 11/25/34 (B)	317	240
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
5.826%, 06/15/38 (B)	2,381	1,738
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR4, Cl B1
0.913%, 01/19/45 (B)	264	14
First Horizon Mortgage Pass-Through, Ser 2006-AR3, Cl 1A1
5.648%, 11/25/36 (B)	560	397

	Face Amount ($ Thousands)
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
6.115%, 07/10/38 (B)	2,100	1,091
Impac CMB Trust, Ser 2004-10, Cl 4M1
0.914%, 03/25/35 (B)	207	119
Indymac Index Mortgage Loan Trust, Ser 2006-AR4, Cl M4
1.014%, 05/25/46 (B)	165	3
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	1,155	885
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 07/15/09 (B)	767	762
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
4.600%, 07/25/35 (B)	335	207
Merrill Lynch Mortgage Investors, Ser 2006-1, Cl 1A
4.941%, 02/25/36 (B)	999	508
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.415%, 11/12/37 (B)	2,316	1,965
Merrill Lynch Mortgage Trust, Ser 2008-C1, Cl AM
6.461%, 02/12/51 (B)	756	365
Morgan Stanley Mortgage Loan Trust, Ser 2007-14AR, Cl 6A1
6.303%, 11/25/37 (B)	1,573	758
Nomura Asset Acceptance, Ser 2007-1, Cl 1A1A
5.995%, 03/25/47 (C)	1,277	858
Residential Accredit Loans, Ser 2006-QO1, Cl 2A3
0.714%, 02/25/46 (B)	283	30
Residential Accredit Loans, Ser 2006-QO3, Cl M5
1.094%, 04/25/46 (B)	159	2
Residential Accredit Loans, Ser 2006-QO3, Cl M4
1.034%, 04/25/46 (B)	251	2
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 3A1
5.022%, 12/25/34 (B)	988	745
Structured Asset Securities, Ser 2006-NC1, Cl A4
0.464%, 05/25/36 (B)	300	120

		15,709

Total Mortgage-Backed Securities (Cost $65,846) ($ Thousands)		57,267

ASSET-BACKED SECURITIES — 1.4%
Mortgage Related Securities — 0.9%
Ace Securities, Ser 2005-HE7, Cl A2D
0.644%, 11/25/35 (B)	800	382
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A2
4.300%, 06/25/35	81	79

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Asset-Backed Securities Trust, Ser 2006-HE7, Cl 2A2
0.474%, 08/25/36 (B)	$1,300	$432
Countrywide Asset-Backed Certificates, Ser 2006-S1, Cl A2
5.549%, 08/25/21	769	553
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	5,600	3,838
Home Equity Asset Trust, Ser 2006-5, Cl 2A3
0.464%, 10/25/36 (B)	250	81
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/37	1,916	247
Irwin Home Equity, Ser 2007-1, Cl 2A1
0.464%, 08/25/37 (B) (C)	2,724	2,009
Morgan Stanley ABS Capital I, Ser 2003-NC10, Cl M1
1.334%, 10/25/33 (B)	530	321
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.634%, 01/25/36 (B)	800	410
Terwin Mortgage Trust, Ser 2006-2HGS, Cl A1
4.483%, 03/25/37 (B) (C)	1,278	218
Terwin Mortgage Trust, Ser 2006- 4SL, Cl A1
4.500%, 05/25/37 (B) (C)	1,350	201
Terwin Mortgage Trust, Ser 2006- 6, Cl 1A1
4.500%, 07/25/37 (B)	672	101
Wells Fargo Home Equity Trust, Ser 2004-2, Cl M8A
3.314%, 05/25/34 (B) (C)	174	13

		8,885

Other Asset-Backed Securities — 0.5%
Countrywide Asset-Backed Certificates, Ser 2005-7, Cl MV8
1.764%, 11/25/35 (B)	250	14
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF11, Cl M1
0.564%, 08/25/36 (B)	3,500	25
Lehman XS Trust, Ser 2006-12N, Cl M5
0.914%, 08/25/46 (B)	150	2
Lehman XS Trust, Ser 2006-2N, Cl M5
1.464%, 02/25/46 (B) (F)	240	4
Long Beach Mortgage Loan Trust, Ser 2006-WL1, Cl 1A3
0.644%, 01/25/46 (B)	560	143
Merrill Lynch Mortgage Investors, Ser 2007-SL1, Cl A1
0.614%, 02/25/37 (B)	1,907	52

	Face Amount ($ Thousands)/Shares
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.634%, 11/25/35 (B)	1,600	904
Resmae Mortgage Loan Trust, Ser 2006-1, Cl A2B
0.464%, 02/25/46 (B) (C)	1,000	421
Saco I Trust, Ser 2005-10, Cl 2A1
0.574%, 01/25/36 (B)	2,048	620
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.444%, 02/25/37 (B)	1,400	352
Wachovia Student Loan Trust, Ser 2006-1, Cl B
1.332%, 04/25/40 (B) (C)	3,200	1,818

		4,355

Total Asset-Backed Securities (Cost $33,301) ($ Thousands)		13,240

CORPORATE OBLIGATIONS — 0.0%
Financials — 0.0%
Discover Financial Services
6.450%, 06/12/17	115	93
Shinsei Finance Cayman
6.418%, 01/29/49 (B) (C)	400	160

		253

Total Corporate Obligations (Cost $515) ($ Thousands)		253

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills
0.192%, 02/11/10 (D) (E)	970	968
0.258%, 12/03/09 (E)	3,410	3,406
0.160%, 09/24/09 (D) (E)	9,000	8,996
0.152%, 08/20/09 (D) (E)	3,850	3,849

Total U.S. Treasury Obligations (Cost $17,220) ($ Thousands)		17,219

CASH EQUIVALENT — 9.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	90,705,761	90,706

Total Cash Equivalent (Cost $90,706) ($ Thousands)		90,706

Total Investments — 104.8% (Cost $1,005,969) ($ Thousands) @		$968,797

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

June 30, 2009

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Composite Index	131	Sep-2009	$(208)
S&P 500 Composite Index	395	Sep-2009	(2,785)
S&P Mid 400 Index E-MINI	192	Sep-2009	(428)
S&P 500 Index E-MINI	72	Sep-2009	(76)
U.S. 10-Year Note	(41)	Sep-2009	(57)
U.S. 5-Year Note	(41)	Sep-2009	(35)

			$(3,589)

A summary of the outstanding swap agreements held by the Fund at June 30, 2009, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Radian Group Inc., 7.750%, 06/01/11	BUY	(0.39)	12/20/13	750	$311
JPMorgan Chase Bank	Hasbro Inc., 2.750%, 12/01/21	BUY	(0.39)	12/20/11	750	6
JPMorgan Chase Bank	Jones Apparel Group., 5.125%, 11/15/14	BUY	(0.77)	12/20/11	750	52
JPMorgan Chase Bank	Radian Group Inc., 7.750%, 06/01/11	BUY	(0.39)	12/20/13	750	259
JPMorgan Chase Bank	Southwest Airlines Co., 6.500%, 03/01/12	BUY	(0.27)	12/20/11	750	60
Merrill Lynch	MDC Holdings Inc., 5.500%, 05/15/13	BUY	(0.90)	12/20/11	750	(1)
Merrill Lynch	Southwest Airlines Co, 6.500%, 03/01/12	BUY	(0.27)	12/20/11	750	60

						$747

Percentages are based on Net Assets of $924,487 ($ Thousands)

†	Real Estate Investment Trust.

††	Investment in Affiliated Investment.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009

(A)	Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2009.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2009 was $4 ($ Thousands) and represented 0.00% of net Assets.

ABS — Asset-Backed Security

ADR — American Depositary Receipt

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

IO — Interest Only - face amount represents notional amount

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

@	At June 30, 209, the tax basis cost of the Fund’s investments was $1,005,969 ($ Thousands), and the unrealized appreciation and depreciation were $56,231 ($ Thousands) and ($93,403) ($ Thousands), respectively.

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Large Cap Diversified Alpha Fund

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$790,112	$—	$—	$790,112
Mortgage-Backed Securities	—	57,267	—	57,267
U.S. Treasury Obligations	—	17,219	—	17,219
Asset-Backed Securities	—	13,240	—	13,240
Corporate Obligations	—	253	—	253
Cash Equivalents	90,706	—	—	90,706

Total Investments in Securities	$880,818	$87,979	$—	$968,797

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(3,589)	$—	$—	$(3,589)
Credit Default Swaps	—	747	—	747

Total Other Financial Instruments	$(3,589)	$747	$—	$(2,842)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.1%
Consumer Discretionary — 8.8%
Abercrombie & Fitch, Cl A (A)	10,500	$267
Amazon.com * (A)	43,300	3,622
Apollo Group, Cl A *	14,503	1,031
Autonation *	16,026	278
Autozone * (A)	4,694	709
Bed Bath & Beyond * (A)	35,433	1,090
Best Buy (A)	47,141	1,579
Big Lots *	9,013	190
Black & Decker	7,809	224
Carnival	60,484	1,559
CBS, Cl B	95,601	662
Centex (A)	16,644	141
Coach	41,410	1,113
Comcast, Cl A	394,344	5,714
Darden Restaurants	18,813	620
DeVry	8,200	410
DIRECTV Group * (A)	71,300	1,762
DR Horton (A)	38,649	362
Eastman Kodak (A)	31,610	93
Expedia * (A)	30,100	455
Family Dollar Stores (A)	19,222	544
Ford Motor *	442,180	2,684
Fortune Brands	20,819	723
GameStop, Cl A * (A)	22,600	497
Gannett (A)	28,647	102
Gap	63,731	1,045
Genuine Parts (A)	21,936	736
Goodyear Tire & Rubber * (A)	31,593	356
H&R Block	46,404	800
Harley-Davidson (A)	32,608	529
Harman International Industries (A)	7,900	149
Hasbro	15,591	378
Home Depot (A)	231,964	5,481
International Game Technology	40,856	650
Interpublic Group *	55,901	282
J.C. Penney	30,280	869
Johnson Controls (A)	81,957	1,780
KB Home (A)	10,655	146
Kohl’s * (A)	42,147	1,802
Leggett & Platt	19,654	299
Lennar, Cl A	19,007	184
Limited Brands (A)	33,527	401
Lowe’s	202,236	3,925
Macy’s	59,164	696
Marriott International, Cl A (A)	40,589	896
Mattel	49,518	795
McDonald’s	150,660	8,661
McGraw-Hill (A)	43,621	1,313
Meredith (A)	5,363	137
New York Times, Cl A (A)	14,392	79
Newell Rubbermaid	33,447	348
News, Cl A (A)	310,133	2,825
Nike, Cl B	52,194	2,703
Nordstrom (A)	19,602	390
Office Depot *	38,120	174
Omnicom Group	43,004	1,358
O’Reilly Automotive *	18,600	708
Polo Ralph Lauren	6,900	369
Pulte Homes (A)	25,755	227
RadioShack (A)	14,825	207
Scripps Networks Interactive, Cl A	11,600	323
Sears Holdings * (A)	7,065	470
Sherwin-Williams	13,516	727
Snap-On	6,653	191
Stanley Works	9,979	338
Staples	96,014	1,937
Starbucks * (A)	99,758	1,386
Starwood Hotels & Resorts Worldwide (A)	26,435	587
Target (A)	103,019	4,066
Tiffany (A)	17,773	451
Time Warner	163,904	4,129
Time Warner Cable, Cl A	47,783	1,513
TJX	57,067	1,795
VF (A)	12,114	671
Viacom, Cl B *	81,701	1,855
Walt Disney	253,827	5,922
Washington Post, Cl B	755	266
Whirlpool (A)	9,005	383
Wyndham Worldwide	20,602	250
Wynn Resorts * (A)	8,200	289
Yum! Brands	62,170	2,073

		97,751

Consumer Staples — 11.9%
Altria Group	282,956	4,638
Archer-Daniels-Midland	86,666	2,320
Avon Products	57,851	1,492
Brown-Forman, Cl B	13,595	584
Campbell Soup	28,075	826
Clorox (A)	18,942	1,057
Coca-Cola (A)	271,696	13,039
Coca-Cola Enterprises	43,817	730
Colgate-Palmolive	68,393	4,838
ConAgra Foods	60,852	1,160
Constellation Brands, Cl A *	23,100	293
Costco Wholesale	58,418	2,670
CVS Caremark	198,995	6,342
Dean Foods *	24,800	476
Dr Pepper Snapple Group *	35,600	754
Estee Lauder, Cl A	16,200	529
General Mills	44,291	2,481
Hershey	22,712	818
HJ Heinz (A)	43,449	1,551
Hormel Foods	8,500	294
JM Smucker	16,548	805
Kellogg	34,867	1,624
Kimberly-Clark	55,799	2,926
Kraft Foods, Cl A	201,498	5,106
Kroger	87,859	1,937
Lorillard	22,776	1,544
McCormick	18,461	600
Molson Coors Brewing, Cl B (A)	20,546	870
Pepsi Bottling Group	19,036	644
PepsiCo	212,467	11,677
Philip Morris International	267,756	11,679
Procter & Gamble	397,501	20,312
Reynolds American	23,040	890
Safeway	58,246	1,186
Sara Lee	97,087	948
SUPERVALU (A)	30,497	395

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
SYSCO (A)	79,720	$1,792
Tyson Foods, Cl A	41,990	529
Walgreen	135,844	3,994
Wal-Mart Stores	304,411	14,746
Whole Foods Market (A)	20,300	385

		131,481

Energy — 12.3%
Anadarko Petroleum	68,480	3,108
Apache	45,100	3,254
Baker Hughes (A)	41,934	1,528
BJ Services	36,556	498
Cabot Oil & Gas	12,900	395
Cameron International * (A)	29,800	843
Chesapeake Energy	76,200	1,511
Chevron (A)	273,397	18,113
ConocoPhillips (A)	202,325	8,510
Consol Energy	24,000	815
Denbury Resources *	33,100	488
Devon Energy	60,913	3,320
Diamond Offshore Drilling (A)	9,600	797
El Paso	95,794	884
ENSCO International	19,600	684
EOG Resources	33,744	2,292
Exxon Mobil	665,036	46,493
FMC Technologies *	16,800	631
Halliburton	120,979	2,504
Hess	38,275	2,057
Marathon Oil	95,356	2,873
Massey Energy (A)	10,700	209
Murphy Oil	25,863	1,405
Nabors Industries *	35,278	550
National Oilwell Varco *	56,468	1,844
Noble Energy	24,000	1,415
Occidental Petroleum	110,704	7,286
Peabody Energy	36,500	1,101
Pioneer Natural Resources	14,800	377
Range Resources	21,300	882
Rowan	13,097	253
Schlumberger	163,362	8,840
Smith International	30,100	775
Southwestern Energy *	46,300	1,799
Spectra Energy	87,261	1,477
Sunoco	16,457	382
Tesoro (A)	16,200	206
Valero Energy	77,108	1,302
Williams	79,065	1,234
XTO Energy	78,118	2,979

		135,914

Financials — 13.5%
Aflac	63,208	1,965
Allstate	72,559	1,770
American Express	162,715	3,782
American International Group (A)	332,171	385
Ameriprise Financial	35,584	864
AON	38,329	1,452
Apartment Investment & Management, Cl A † (A)	15,239	135
Assurant	14,800	357
AvalonBay Communities † (A)	11,108	621
Bank of America	1,103,348	14,564
Bank of New York Mellon	163,586	4,795
BB&T (A)	89,097	1,958
Boston Properties † (A)	19,300	921
Capital One Financial	59,562	1,303
CB Richard Ellis Group, Cl A *	34,600	324
Charles Schwab	126,727	2,223
Chubb	47,656	1,901
Cincinnati Financial	22,579	505
CIT Group (A)	40,708	88
Citigroup (A)	738,746	2,194
CME Group	8,907	2,771
Comerica	18,183	385
Discover Financial Services	67,830	697
E*Trade Financial * (A)	154,239	198
Equity Residential †	37,540	834
Federated Investors, Cl B	13,145	317
Fifth Third Bancorp (A)	97,911	695
First Horizon National (A)	31,136	374
Franklin Resources	20,815	1,499
Genworth Financial, Cl A	52,000	363
Goldman Sachs Group	68,756	10,137
Hartford Financial Services Group	45,186	536
HCP †	35,100	744
Health Care † (A)	15,800	539
Host Hotels & Resorts †	81,500	684
Hudson City Bancorp	71,500	950
Huntington Bancshares (A)	79,175	331
IntercontinentalExchange *	10,000	1,143
Invesco	57,300	1,021
Janus Capital Group	21,177	241
JPMorgan Chase	532,108	18,150
Keycorp (A)	94,283	494
Kimco Realty † (A)	44,300	445
Legg Mason (A)	18,200	444
Leucadia National	22,200	468
Lincoln National	41,598	716
Loews	49,149	1,347
M&T Bank (A)	10,761	548
Marsh & McLennan	72,250	1,454
Marshall & Ilsley (A)	52,470	252
MBIA * (A)	24,727	107
MetLife	110,226	3,308
Moody’s	26,808	706
Morgan Stanley	184,861	5,270
NASDAQ OMX Group *	16,600	354
Northern Trust	32,105	1,723
NYSE Euronext	35,700	973
People’s United Financial	47,600	716
Plum Creek Timber † (A)	22,535	671
PNC Financial Services Group (A)	63,275	2,456
Principal Financial Group	42,448	800
Progressive	94,168	1,423
Prologis † (A)	58,260	469
Prudential Financial	61,666	2,295
Public Storage † (A)	17,128	1,121
Regions Financial (A)	150,863	609
Simon Property Group † (A)	37,152	1,911
SLM * (A)	65,843	676
State Street	67,691	3,195
SunTrust Banks	61,896	1,018
T. Rowe Price Group (A)	35,308	1,471
Torchmark (A)	10,705	396
Travelers	78,832	3,235
Unum Group	45,852	727
US Bancorp	259,706	4,654

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Ventas †	21,800	$651
Vornado Realty Trust † (A)	22,110	996
Wells Fargo (A)	635,197	15,410
XL Capital, Cl A (A)	47,805	548
Zions Bancorporation (A)	14,660	169

		148,942

Health Care — 13.9%
Abbott Laboratories	210,968	9,924
Aetna	61,802	1,548
Allergan	42,366	2,016
AmerisourceBergen	38,192	678
Amgen *	138,293	7,321
Baxter International	82,838	4,387
Becton Dickinson	32,362	2,308
Biogen Idec * (A)	39,800	1,797
Boston Scientific *	203,412	2,063
Bristol-Myers Squibb	270,901	5,502
C.R. Bard	13,488	1,004
Cardinal Health	48,855	1,492
Celgene *	62,000	2,966
Cephalon * (A)	9,500	538
Cigna	38,071	917
Coventry Health Care *	19,113	358
DaVita *	14,300	707
Dentsply International (A)	20,600	629
Eli Lilly	138,330	4,792
Express Scripts *	37,252	2,561
Forest Laboratories *	41,163	1,034
Genzyme *	36,632	2,040
Gilead Sciences * (A)	123,976	5,807
Hospira * (A)	22,404	863
Humana *	23,297	752
IMS Health	26,495	336
Intuitive Surgical * (A)	5,320	871
Johnson & Johnson (A)	375,756	21,343
King Pharmaceuticals * (A)	28,286	272
Laboratory Corp of America Holdings * (A)	14,763	1,001
Life Technologies *	23,843	995
McKesson	37,069	1,631
Medco Health Solutions *	66,216	3,020
Medtronic	152,917	5,335
Merck (A)	288,017	8,053
Millipore *	7,893	554
Mylan Laboratories * (A)	42,111	550
Patterson * (A)	10,500	228
PerkinElmer	13,740	239
Pfizer	920,704	13,811
Quest Diagnostics	19,624	1,107
Schering-Plough	222,672	5,593
St. Jude Medical *	46,894	1,927
Stryker	33,042	1,313
Tenet Healthcare * (A)	51,376	145
Thermo Fisher Scientific *	56,543	2,305
UnitedHealth Group	162,947	4,070
Varian Medical Systems *	17,200	604
Waters *	13,497	695
Watson Pharmaceuticals *	14,971	504
WellPoint *	66,461	3,382
Wyeth	182,166	8,268
Zimmer Holdings *	28,555	1,217

		153,373

Industrials — 9.7%
3M	94,982	5,708
Avery Dennison	15,715	404
Boeing (A)	99,432	4,226
Burlington Northern Santa Fe	37,524	2,760
C.H. Robinson Worldwide (A)	23,200	1,210
Caterpillar (A)	81,097	2,679
Cintas	18,307	418
Cooper Industries, Cl A	22,886	711
CSX	53,950	1,868
Cummins	27,640	973
Danaher (A)	34,448	2,127
Deere	57,102	2,281
Dover	25,537	845
Dun & Bradstreet	7,400	601
Eaton	22,569	1,007
Emerson Electric	103,006	3,337
Equifax	17,825	465
Expeditors International of Washington	29,000	967
Fastenal (A)	17,800	590
FedEx	42,105	2,342
Flowserve	7,000	489
Fluor (A)	24,744	1,269
General Dynamics	52,826	2,926
General Electric	1,444,407	16,929
Goodrich	17,020	850
Honeywell International	102,055	3,204
Illinois Tool Works	52,124	1,946
ITT	24,800	1,104
Jacobs Engineering Group *	16,900	711
L-3 Communications Holdings	16,123	1,118
Lockheed Martin	44,794	3,613
Manitowoc (A)	17,400	92
Masco	45,368	435
Monster Worldwide * (A)	13,934	165
Norfolk Southern	50,626	1,907
Northrop Grumman	44,519	2,034
PACCAR (A)	48,891	1,589
Pall	14,395	382
Parker Hannifin	21,971	944
Pitney Bowes	28,375	622
Precision Castparts	19,400	1,417
Quanta Services *	25,800	597
Raytheon	54,168	2,407
Republic Services	44,083	1,076
Robert Half International	21,727	513
Rockwell Automation (A)	19,826	637
Rockwell Collins	21,678	905
RR Donnelley & Sons	26,311	306
Ryder System	7,254	203
Southwest Airlines	102,149	687
Stericycle *	11,800	608
Textron (A)	38,898	376
Union Pacific	67,794	3,529
United Parcel Service, Cl B (A)	135,990	6,798
United Technologies	128,783	6,691
Waste Management (A)	66,528	1,873
WW Grainger (A)	8,765	718

		107,189

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Information Technology — 18.3%
Adobe Systems *	70,536	$1,996
Advanced Micro Devices * (A)	79,463	307
Affiliated Computer Services, Cl A *	13,449	597
Agilent Technologies *	44,506	904
Akamai Technologies *	24,700	474
Altera	41,351	673
Amphenol, Cl A	23,500	744
Analog Devices	39,899	989
Apple *	121,692	17,333
Applied Materials	179,850	1,973
Autodesk *	32,217	612
Automatic Data Processing	68,950	2,444
BMC Software *	25,249	853
Broadcom, Cl A *	59,136	1,466
CA	53,727	936
Ciena * (A)	11,842	123
Cisco Systems *	786,863	14,667
Citrix Systems *	25,042	799
Cognizant Technology Solutions, Cl A *	39,900	1,065
Computer Sciences * (A)	20,733	918
Compuware *	30,175	207
Convergys *	13,676	127
Corning	213,078	3,422
Dell *	233,474	3,206
eBay * (A)	145,432	2,491
Electronic Arts *	43,978	955
EMC *	275,840	3,614
Fidelity National Information Services	27,165	542
Fiserv *	21,680	991
Flir Systems *	18,900	426
Google, Cl A *	32,716	13,793
Harris	18,500	525
Hewlett-Packard	325,652	12,586
Intel (A)	762,194	12,614
International Business Machines	180,190	18,815
Intuit *	43,586	1,227
Iron Mountain * (A)	24,800	713
Jabil Circuit	25,679	190
JDS Uniphase * (A)	29,456	168
Juniper Networks * (A)	70,700	1,669
Kla-Tencor	23,771	600
Lexmark International, Cl A *	10,239	162
Linear Technology	30,494	712
LSI Logic *	91,546	417
Mastercard, Cl A (A)	9,800	1,640
McAfee * (A)	21,200	894
MEMC Electronic Materials *	28,000	499
Microchip Technology (A)	25,900	584
Micron Technology * (A)	107,269	543
Microsoft (A)	1,043,562	24,806
Molex (A)	16,660	259
Motorola	315,606	2,092
National Semiconductor	24,137	303
NetApp * (A)	45,476	897
Novell *	36,989	168
Novellus Systems * (A)	10,827	181
Nvidia * (A)	73,748	833
Oracle	516,956	11,073
Paychex (A)	43,656	1,100
QLogic * (A)	13,348	169
Qualcomm	225,932	10,212
Salesforce.com * (A)	15,000	573
SanDisk * (A)	27,500	404
Sun Microsystems *	102,002	940
Symantec *	110,547	1,720
Tellabs *	44,999	258
Teradata *	21,268	498
Teradyne * (A)	17,307	119
Texas Instruments	174,534	3,718
Total System Services	28,580	383
VeriSign *	26,800	495
Western Digital *	29,500	782
Western Union	95,712	1,570
Xerox	120,336	780
Xilinx	37,609	769
Yahoo! * (A)	188,038	2,945

		202,252

Materials — 3.2%
Air Products & Chemicals	28,226	1,823
AK Steel Holding	14,800	284
Alcoa (A)	129,735	1,340
Allegheny Technologies (A)	13,659	477
Ball	13,291	600
Bemis	14,490	365
CF Industries Holdings	6,690	496
Dow Chemical	147,975	2,388
E.I. Du Pont de Nemours	121,535	3,114
Eastman Chemical	9,008	342
Ecolab	22,930	894
Freeport-McMoRan Copper & Gold, Cl B	55,468	2,780
International Flavors & Fragrances	9,594	314
International Paper	56,770	859
MeadWestvaco	24,615	404
Monsanto	74,648	5,549
Newmont Mining (A)	65,908	2,694
Nucor	42,482	1,887
Owens-Illinois *	22,200	622
Pactiv *	18,487	401
PPG Industries	22,445	985
Praxair	41,399	2,942
Sealed Air	19,428	359
Sigma-Aldrich	16,836	835
Titanium Metals	12,100	111
United States Steel (A)	19,426	694
Vulcan Materials (A)	17,149	739
Weyerhaeuser	28,888	879

		35,177

Telecommunication Services — 3.5%
American Tower, Cl A *	54,900	1,731
AT&T	804,558	19,985
CenturyTel (A)	14,460	444
Embarq	19,586	824
Frontier Communications	38,531	275
MetroPCS Communications *	33,700	449
Qwest Communications International (A)	201,626	837
Sprint Nextel *	387,622	1,864
Verizon Communications	387,622	11,911

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Windstream	61,246	$512

		38,832

Utilities — 4.0%
AES *	92,290	1,072
Allegheny Energy	23,968	615
Ameren	29,244	728
American Electric Power	63,215	1,826
Centerpoint Energy	48,268	535
CMS Energy (A)	32,692	395
Consolidated Edison (A)	37,933	1,419
Constellation Energy Group	27,999	744
Dominion Resources	81,040	2,708
DTE Energy	23,045	737
Duke Energy	173,022	2,524
Dynegy, Cl A *	56,489	128
Edison International	44,153	1,389
Entergy	26,964	2,090
Equities	18,100	632
Exelon	90,154	4,617
FirstEnergy	42,087	1,631
FPL Group	55,120	3,134
Integrys Energy Group	11,134	334
Nicor (A)	5,125	177
NiSource (A)	38,979	455
Northeast Utilities	24,800	553
Pepco Holdings	31,600	425
PG&E (A)	49,529	1,904
Pinnacle West Capital	14,349	433
PPL	50,871	1,677
Progress Energy (A)	37,283	1,410
Public Service Enterprise Group	68,430	2,233
Questar	23,800	739
SCANA	16,800	546
Sempra Energy	33,665	1,671
Southern (A)	107,235	3,342
TECO Energy	30,812	368
Wisconsin Energy (A)	16,100	655
Xcel Energy	61,719	1,136

		44,982

Total Common Stock (Cost $787,568) ($ Thousands)		1,095,893

AFFILIATED PARTNERSHIP — 16.1%
SEI Liquidity Fund, L.P.,
0.690% **††(B)	181,371,451	177,707

Total Affiliated Partnership (Cost $181,371) ($ Thousands)		177,707

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	10,616,813	10,617

Total Cash Equivalent (Cost $10,617) ($ Thousands)		10,617

	Face Amount ($ Thousands)
U.S. TREASURY OBLIGATION — 0.2%
United States Treasury Bill
0.258%, 09/10/09 (C) (D)	$2,345	2,344

Total U.S. Treasury Obligation (Cost $2,344) ($ Thousands)		2,344

Total Investments — 116.4% (Cost $981,900) ($ Thousands) @		$1,286,561

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	362	Sep-2009	$(456)

Percentages are based on Net Assets of $1,105,097 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $174,537($ Thousands)

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2009 was $177,707 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $1,002,129 ($ Thousands), and the unrealized appreciation and depreciation were $407,494 ($ Thousands) and ($123,062) ($ Thousands), respectively.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

S & P 500 Index Fund

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,095,893	$—	$—	$1,095,893
Affiliated Partnership	—	177,707	—	177,707
U.S. Treasury Obligation	—	2,344	—	2,344
Cash Equivalent	10,617	—	—	10,617

Total Investments in Securities	$1,106,510	$180,051	$—	$1,286,561

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(456)	$—	$—	$(456)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.0%
Consumer Discretionary — 9.7%
Abercrombie & Fitch, Cl A (A)	19,409	$493
Advance Auto Parts	27,100	1,124
AFC Enterprises *	16,800	113
American Axle & Manufacturing Holdings (A)	40,600	140
American Greetings, Cl A (A)	44,900	524
America’s Car-Mart *	18,800	386
Ameristar Casinos	38,300	729
Arbitron	34,200	543
Arctic Cat	43,600	176
Asbury Automotive Group	46,800	479
ATC Technology *	82,886	1,202
Bally Technologies *	24,200	724
Bebe Stores (A)	49,038	337
Belo, Cl A (A)	274,302	491
Big 5 Sporting Goods	34,000	376
Blyth	6,475	212
Bob Evans Farms (A)	24,000	690
Brink’s Home Security Holdings *	27,600	781
Brown Shoe	29,700	215
Cabela’s * (A)	64,300	791
Callaway Golf	154,100	782
Carrols Restaurant Group *	30,400	202
Carter’s *	9,100	224
Casual Male Retail Group *	193,400	424
Cato, Cl A (A)	35,000	610
CEC Entertainment * (A)	20,300	598
Charlotte Russe Holding *	37,400	482
Cinemark Holdings	40,900	463
Collective Brands * (A)	45,700	666
Columbia Sportswear (A)	23,400	724
Cooper Tire & Rubber	79,017	784
Core-Mark Holding *	13,900	362
Cracker Barrel Old Country Store (A)	49,900	1,392
CSS Industries	31,400	640
Dillard’s, Cl A (A)	55,100	507
DSW, Cl A * (A)	74,602	735
Einstein Noah Restaurant Group *	11,600	100
Ethan Allen Interiors (A)	114,477	1,186
EW Scripps, Cl A (A)	52,900	111
Finish Line, Cl A	15,400	114
Foot Locker (A)	34,400	360
Fossil *	15,800	380
Gentex	13,100	152
Group 1 Automotive	16,300	424
Hanesbrands *	33,900	509
Harman International Industries (A)	18,200	342
Harte-Hanks (A)	43,000	398
Iconix Brand Group *	39,300	604
International Speedway, Cl A (A)	44,500	1,140
Interval Leisure Group *	3,600	34
Jack in the Box * (A)	48,600	1,091
Jakks Pacific * (A)	50,900	653
Jarden * (A)	42,686	800
Jo-Ann Stores *	17,900	370
Journal Communications, Cl A	107,100	112
K12 * (A)	11,400	246
Lakeland Industries *	93,320	763
Landry’s Restaurants * (A)	9,400	81
Lifetime Brands	91,900	375
Lions Gate Entertainment *	114,800	643
M/I Homes (A)	42,400	415
Maidenform Brands *	22,400	257
Marvel Entertainment * (A)	27,400	975
MDC Partners, Cl A *	394,300	2,176
Mediacom Communications, Cl A *	6,800	35
Men’s Wearhouse	17,501	336
Meredith (A)	42,200	1,078
Meritage Homes *	7,500	142
New Frontier Media *	167,000	401
O’Charleys	36,300	336
OfficeMax	133,800	840
PEP Boys-Manny Moe & Jack	44,400	450
PetSmart	57,416	1,232
Polaris Industries (A)	21,800	700
Princeton Review *	279,500	1,512
RadioShack	53,800	751
Red Robin Gourmet Burgers * (A)	20,400	383
Regis	60,963	1,062
Rent-A-Center *	83,700	1,492
Ruby Tuesday * (A)	52,100	347
Scholastic	59,800	1,183
Scientific Games, Cl A * (A)	41,688	657
Sinclair Broadcast Group, Cl A (A)	68,900	134
Snap-On	13,800	397
Sonic Automotive, Cl A (A)	33,900	345
Spartan Motors	47,500	538
Stage Stores	74,000	822
Tempur-Pedic International (A)	99,998	1,307
Tenneco *	20,900	221
Thor Industries (A)	52,200	959
Unifirst	3,300	123
Warner Music Group * (A)	116,700	683
WMS Industries *	6,700	211
World Wrestling Entertainment, Cl A	27,400	344

		53,953

Consumer Staples — 4.5%
Alberto-Culver	8,000	203
Alliance One International *	241,500	918
American Oriental Bioengineering * (A)	104,000	550
Andersons (A)	13,600	407
Bare Escentuals *	42,400	376
BJ’s Wholesale Club *	32,700	1,054
Boston Beer, Cl A * (A)	16,190	479
Cal-Maine Foods (A)	13,600	339
Casey’s General Stores	31,029	797
Central Garden and Pet, Cl A *	54,444	536
Central Garden and Pet * (A)	60,575	666
Chattem *	7,591	517
Chiquita Brands International *	145,400	1,492
Constellation Brands, Cl A *	76,400	969
Corn Products International	53,709	1,439
Dean Foods *	39,454	757
Del Monte Foods	263,679	2,473
Farmer Bros	2,500	57
Fresh Del Monte Produce *	63,400	1,031

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Herbalife	12,700	$401
Ingles Markets, Cl A	31,975	487
Molson Coors Brewing, Cl B (A)	17,200	728
Nash Finch (A)	10,700	290
Nu Skin Enterprises, Cl A	31,300	479
Pantry *	79,248	1,315
Prestige Brands Holdings *	62,600	385
Sanderson Farms (A)	39,657	1,785
TreeHouse Foods * (A)	22,600	650
Tyson Foods, Cl A	40,846	515
Universal (A)	81,400	2,695
Winn-Dixie Stores *	27,800	349

		25,139

Energy — 4.2%
Allis-Chalmers Energy * (A)	24,300	56
Alon USA Energy (A)	22,900	237
Approach Resources *	86,620	598
Atwood Oceanics *	17,400	433
Berry Petroleum, Cl A	67,712	1,259
Cal Dive International *	180,687	1,559
Complete Production Services *	50,100	319
Core Laboratories	4,900	427
CVR Energy *	10,500	77
Delek US Holdings	32,100	272
DHT Maritime	143,400	747
Dresser-Rand Group *	24,900	650
Forest Oil * (A)	44,900	670
Foundation Coal Holdings	5,600	157
Geokinetics *	5,400	74
GeoMet *	330,253	363
Global Industries * (A)	89,500	507
Goodrich Petroleum * (A)	46,090	1,133
Harvest Natural Resources *	26,900	119
Holly	88,700	1,595
InterOil *	9,100	269
ION Geophysical *	93,200	240
Key Energy Services * (A)	120,303	693
Oil States International *	26,100	632
Overseas Shipholding Group (A)	17,400	592
Parker Drilling * (A)	134,900	585
Patterson-UTI Energy (A)	71,000	913
Rosetta Resources *	11,600	101
RPC (A)	81,600	681
SEACOR Holdings * (A)	13,100	986
St. Mary Land & Exploration (A)	30,800	643
StealthGas	91,800	427
Stone Energy *	61,900	459
Superior Energy Services *	32,300	558
Swift Energy * (A)	79,784	1,328
Tesoro (A)	17,000	216
Tetra Technologies *	147,900	1,177
Western Refining (A)	53,200	376
Westmoreland Coal *	7,600	62
Whiting Petroleum *	6,500	228
World Fuel Services (A)	13,600	561

		22,979

Financials — 31.0%
1st Source	5,700	98
Abington Bancorp	12,100	96
Advance America Cash Advance Centers	46,700	207
Advanta, Cl B (A)	31,500	13
Agree Realty †	16,600	304
Alexandria Real Estate Equities † (A)	19,200	687
Alliance Financial	300	9
Allied World Assurance Holdings	37,100	1,515
AMB Property † (A)	191,200	3,596
American Equity Investment Life Holding (A)	136,527	762
American Physicians Capital	9,700	380
American Safety Insurance Holdings *	10,500	143
Ameris Bancorp	3,800	24
Ames National	1,500	37
Amtrust Financial Services	3,900	44
Annaly Capital Management †	40,700	616
Anthracite Capital † (A)	63,800	40
Anworth Mortgage Asset †	78,200	564
Ares Capital	80,100	646
Arrow Financial	3,000	81
Aspen Insurance Holdings (A)	121,200	2,708
Associated Banc-Corp	15,100	189
Associated Estates Realty †	12,000	71
Assured Guaranty (A)	73,200	906
Astoria Financial	129,900	1,114
AvalonBay Communities † (A)	30,500	1,706
Bancfirst	1,000	35
Banco Latinoamericano de Exportaciones, Cl E	45,500	566
Bancorp *	1,400	8
Bancorp Rhode Island	10,000	197
Bancorpsouth (A)	38,304	786
BancTrust Financial Group	4,800	14
Bank Mutual	60,327	526
Bank of Marin Bancorp	400	11
Bank of the Ozarks (A)	43,506	941
BankFinancial	21,100	187
Bar Harbor Bankshares	200	6
Beneficial Mutual Bancorp *	14,000	134
Berkshire Hills Bancorp	32,100	667
Boston Private Financial Holdings (A)	59,400	266
Boston Properties †	32,400	1,545
Brandywine Realty Trust †	41,100	306
Brookfield Asset Management, Cl A	109,300	1,866
Brookline Bancorp	58,300	543
Brooklyn Federal Bancorp	500	6
Bryn Mawr Bank	1,600	30
Calamos Asset Management, Cl A	24,800	350
Camden National	5,300	180
Camden Property Trust †	43,171	1,191
Capital City Bank Group	2,300	39
Capitol Bancorp	4,500	12
Capstead Mortgage †	82,900	1,054
Cardinal Financial	101,121	792
Care Investment Trust †	11,600	60
Cash America International	19,500	456
Cathay General Bancorp (A)	16,400	156
CB Richard Ellis Group, Cl A *	26,800	251
CBL & Associates Properties † (A)	117,422	633
Cedar Shopping Centers † (A)	42,300	191

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Center Bancorp	600	$5
Centerstate Banks	600	4
Central Pacific Financial (A)	61,300	230
Chemical Financial	10,100	201
Chimera Investment †	409,800	1,430
Citizens & Northern	300	6
Citizens Republic Bancorp * (A)	61,236	43
City Holding (A)	27,100	823
CNA Surety *	17,900	241
CNB Financial	400	6
CoBiz Financial	10,400	67
Colonial Properties Trust †	65,300	483
Columbia Banking System (A)	32,900	337
Community Bank System	13,400	195
Community Trust Bancorp	11,600	310
Conseco *	66,600	158
Cousins Properties † (A)	49,604	422
CVB Financial (A)	129,700	774
Danvers Bancorp	23,250	313
Delphi Financial Group, Cl A	49,000	952
DiamondRock Hospitality †	46,400	290
Dime Community Bancshares	24,300	221
Douglas Emmett † (A)	171,300	1,540
DuPont Fabros Technology †	47,000	443
East West Bancorp	34,900	227
Education Realty Trust †	122,764	527
Employers Holdings (A)	126,690	1,717
Encore Bancshares *	28,376	206
Encore Capital Group *	70,967	940
Endurance Specialty Holdings (A)	61,570	1,804
Entertainment Properties Trust † (A)	9,900	204
Equity One † (A)	54,495	723
Equity Residential †	112,500	2,501
ESSA Bancorp	38,600	528
Farmers Capital Bank	1,300	33
FBL Financial Group, Cl A	16,300	135
FBR Capital Markets *	114,110	536
Federal Agricultural Mortgage, Cl C	5,500	27
Federated Investors, Cl B (A)	42,114	1,015
Fifth Street Finance	7,700	77
Financial Federal	22,900	471
Financial Institutions	400	5
First American (A)	41,400	1,073
First Bancorp (A)	82,500	531
First Busey	8,000	59
First Commonwealth Financial	34,100	216
First Community Bancshares	15,600	200
First Defiance Financial	1,000	13
First Financial	4,400	139
First Financial Bancorp	224,808	1,691
First Financial Bankshares	3,000	151
First Financial Holdings	29,556	278
First Financial Northwest	1,400	11
First Horizon National (A)	82,194	986
First Merchants (A)	25,400	204
First Mercury Financial	14,400	198
First Midwest Bancorp (A)	88,400	646
First Niagara Financial Group (A)	43,900	501
First Potomac Realty Trust †	48,000	468
FirstMerit (A)	138,112	2,345
Flagstar Bancorp * (A)	52,400	36
Flagstone Reinsurance Holdings	22,100	228
Flushing Financial	84,516	790
FNB (Pennsylvania) (A)	139,100	861
Forest City Enterprises, Cl A	178,000	1,175
Fpic Insurance Group * (A)	16,800	514
Fulton Financial	81,500	425
Getty Realty †	24,500	462
GFI Group	113,200	763
Glacier Bancorp (A)	42,300	625
Great Southern Bancorp (A)	15,600	321
Green Bankshares (A)	22,067	99
Greenlight Capital Re *	16,400	284
Hallmark Financial Services *	7,100	51
Hancock Holding (A)	31,898	1,036
Hanover Insurance Group	14,300	545
Harleysville National	23,600	111
Hatteras Financial † (A)	38,500	1,101
Heartland Financial USA	2,800	40
Hercules Technology Growth Capital	52,906	442
Hersha Hospitality Trust †	78,000	193
Highwoods Properties †	34,500	772
Home Bancshares	11,800	225
Home Federal Bancorp	33,200	338
Horace Mann Educators	77,579	773
Horizon Financial (A)	6,600	7
Hospitality Properties Trust †	31,000	369
Host Hotels & Resorts † (A)	344,855	2,893
HRPT Properties Trust †	205,100	833
IBERIABANK	3,300	130
Independent Bank	9,600	189
Infinity Property & Casualty (A)	39,438	1,438
International Bancshares (A)	31,700	327
Investors Bancorp *	28,490	261
IPC Holdings	50,900	1,392
Irwin Financial *	29,800	21
KBW * (A)	42,227	1,214
Kearny Financial	5,200	59
Kimco Realty † (A)	354,100	3,559
Knight Capital Group, Cl A *	40,600	692
LaBranche *	34,700	149
Lakeland Bancorp (A)	16,200	146
Lakeland Financial	7,700	146
Liberty Property Trust †	46,400	1,069
LTC Properties †	5,800	119
M&T Bank (A)	7,585	386
Mack-Cali Realty †	4,200	96
MainSource Financial Group (A)	58,300	433
Max Capital Group	66,500	1,228
MB Financial	41,060	418
Meadowbrook Insurance Group	258,700	1,689
Medallion Financial	7,000	53
Medical Properties Trust † (A)	44,800	272
Metro Bancorp *	2,100	40
MFA Financial †	312,231	2,161
MGIC Investment	67,700	298
Mid-America Apartment Communities † (A)	18,757	689
Mitsubishi Estate	48,000	801
Montpelier Re Holdings (A)	96,000	1,276
Nara Bancorp	20,100	104
NASB Financial	400	11
National Bankshares	400	10

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
National Financial Partners (A)	73,400	$537
National Interstate	2,700	41
National Penn Bancshares	32,800	151
National Retail Properties † (A)	19,800	344
Navigators Group *	7,752	344
NBT Bancorp	13,300	289
Nelnet, Cl A *	91,100	1,238
NewAlliance Bancshares	97,413	1,120
NGP Capital Resources	12,600	74
Northfield Bancorp	900	10
NorthStar Realty Finance † (A)	1,044	3
Northwest Bancorp	17,800	336
OceanFirst Financial	40,250	482
Ocwen Financial *	9,700	126
Odyssey Re Holdings (A)	5,400	216
Old National Bancorp	12,700	125
Old Second Bancorp	10,400	61
Omega Healthcare Investors †	29,000	450
Oppenheimer Holdings, Cl A	17,000	360
Oriental Financial Group	114,200	1,108
Pacific Capital Bancorp (A)	48,900	105
Pacific Continental	7,800	95
PacWest Bancorp (A)	143,277	1,886
Park National (A)	19,149	1,082
Parkway Properties †	6,400	83
Peapack Gladstone Financial	300	6
Pennsylvania Real Estate Investment Trust † (A)	89,900	449
Penson Worldwide * (A)	31,400	281
Peoples Bancorp (A)	11,300	193
PHH *	112,922	2,053
Pico Holdings *	28,000	804
Pinnacle Financial Partners *	2,800	37
Piper Jaffray *	10,000	437
Platinum Underwriters Holdings	85,353	2,440
Presidential Life	31,600	239
ProAssurance *	22,603	1,044
Prosperity Bancshares (A)	68,600	2,046
Provident Financial Services	36,500	332
Provident New York Bancorp	20,800	169
PS Business Parks †	23,599	1,143
Public Storage †	41,300	2,704
RAIT Financial Trust † (A)	29,400	40
Ramco-Gershenson Properties †	20,600	206
Raymond James Financial (A)	30,200	520
Redwood Trust † (A)	81,300	1,200
Regency Centers † (A)	92,800	3,240
Reinsurance Group of America, Cl A (A)	36,544	1,276
RenaissanceRe Holdings	10,000	465
Renasant	32,050	481
Republic Bancorp, Cl A	28,200	637
RioCan Real Estate Investment Trust †	20,400	268
Roma Financial	1,100	14
S&T Bancorp (A)	29,000	353
Safety Insurance Group	18,200	556
Sanders Morris Harris Group (A)	14,800	81
Sandy Spring Bancorp (A)	15,850	233
Santander BanCorp (A)	26,600	185
Saul Centers †	19,200	568
SCBT Financial	28,840	683
SeaBright Insurance Holdings *	61,300	621
Seacoast Banking Corp of Florida	8,200	20
Selective Insurance Group	32,400	414
Shore Bancshares	1,700	31
Sierra Bancorp (A)	16,500	208
Signature Bank NY * (A)	55,934	1,517
Simmons First National, Cl A	5,600	150
Simon Property Group † (A)	65,639	3,376
SLM *	45,300	465
Smithtown Bancorp	8,200	105
South Financial Group	21,700	26
Southside Bancshares	17,903	409
Southwest Bancorp	4,800	47
StanCorp Financial Group	15,000	430
State Bancorp	5,000	38
Sterling Bancorp, Cl N	12,700	106
Sterling Bancshares	157,600	998
Sterling Financial	26,500	77
Stewart Information Services	54,900	782
Student Loan	13,000	484
Suffolk Bancorp	4,100	105
Sun Bancorp *	17,640	91
Sun Communities † (A)	46,400	639
Sunstone Hotel Investors † (A)	52,894	283
Susquehanna Bancshares	25,400	124
SVB Financial Group *	12,300	335
SWS Group	26,400	369
SY Bancorp	7,300	176
TCF Financial (A)	150,083	2,007
Texas Capital Bancshares *	37,580	581
Tompkins Financial, Cl US	15,800	758
Tower Bancorp	200	7
TowneBank	7,500	105
TradeStation Group *	49,400	418
Tree.com *	3,500	34
Trico Bancshares (A)	28,000	434
Trustco Bank NY (A)	106,400	629
Trustmark	18,800	363
UCBH Holdings (A)	122,400	154
UDR † (A)	108,500	1,121
UMB Financial	8,700	331
Umpqua Holdings	32,300	251
Unibail (France) †	5,398	804
United Bankshares (A)	34,722	678
United Community Banks	28,281	169
United Financial Bancorp	53,100	734
Univest Corp of Pennsylvania	3,200	65
Urstadt Biddle Properties, Cl A †	14,300	201
U-Store-It Trust †	71,600	351
Validus Holdings (A)	35,400	778
Ventas †	38,600	1,153
Verde Realty PIPE * (B) (C)	21,100	418
ViewPoint Financial Group	28,830	439
Vornado Realty Trust † (A)	90,827	4,090
Washington Trust Bancorp	5,000	89
Webster Financial (A)	15,600	126
WesBanco (A)	33,500	487
Westamerica Bancorporation (A)	27,800	1,379
Western Alliance Bancorp * (A)	125,988	862
Westfield Financial	53,000	480
Whitney Holding (A)	19,200	176
Willis Group Holdings	19,151	493
Wilshire Bancorp	21,500	124

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Wintrust Financial	15,800	$254
World Acceptance *	10,000	199
WR Berkley (A)	21,137	454
WSFS Financial (A)	34,300	937
Zenith National Insurance	51,600	1,122
Zions Bancorporation (A)	31,925	369

		171,728

Health Care — 5.8%
Accelrys *	97,400	576
Affymetrix *	12,100	72
Albany Molecular Research *	11,400	96
AMN Healthcare Services *	174,300	1,112
Amsurg *	33,662	722
Beckman Coulter	6,400	366
Bruker BioSciences *	83,800	776
Cambrex *	171,520	707
Cantel Medical *	19,100	310
Centene *	24,100	482
Charles River Laboratories International * (A)	46,300	1,562
Chemed (A)	18,200	719
Conmed *	58,198	903
Cooper	83,880	2,074
Covance *	8,800	433
Cross Country Healthcare * (A)	109,300	751
Discovery Laboratories * (A)	47,700	49
Gentiva Health Services *	10,600	174
Greatbatch *	12,500	283
Health Net * (A)	70,500	1,096
Healthsouth *	19,700	284
Healthspring *	46,800	508
HealthTronics *	134,579	271
Healthways *	43,400	584
Invacare	19,900	351
inVentiv Health *	5,700	77
Inverness Medical Innovations *	6,500	231
Kensey Nash *	20,645	541
Kindred Healthcare *	20,800	257
Kinetic Concepts * (A)	37,500	1,022
LCA-Vision (A)	34,600	146
Life Sciences Research *	51,100	366
Ligand Pharmaceuticals, Cl B *	34,346	98
Lincare Holdings * (A)	21,200	499
Magellan Health Services *	5,299	174
Medical Staffing Network Holdings *	100,500	19
Medicis Pharmaceutical, Cl A	20,100	328
Mednax *	11,700	493
Molina Healthcare * (A)	13,900	332
National Dentex *	14,600	95
Natus Medical *	24,787	286
NovaMed *	71,860	284
Noven Pharmaceuticals *	35,600	509
Orthofix International *	13,800	345
Par Pharmaceutical *	78,200	1,185
Parexel International *	57,400	825
Patterson * (A)	26,450	574
PDL BioPharma	64,700	511
PerkinElmer	35,500	618
PharMerica * (A)	26,900	528
Providence Service *	3,000	33
Psychiatric Solutions *	21,500	489
RehabCare Group *	9,300	223
Res-Care *	29,325	419
Sirona Dental Systems * (A)	29,900	598
Skilled Healthcare Group, Cl A *	7,600	57
STERIS	17,500	457
Sun Healthcare Group *	3,700	31
Symmetry Medical *	15,600	145
Universal American Financial *	46,330	404
Universal Health Services, Cl B	28,391	1,387
Valeant Pharmaceuticals International * (A)	20,800	535
Varian *	45,700	1,802

		32,184

Industrials — 14.4%
AAR *	27,900	448
Actuant, Cl A	48,100	587
Acuity Brands (A)	44,200	1,240
Aegean Marine Petroleum Network	41,600	628
Aircastle	67,300	495
Airtran Holdings *	55,400	343
Alaska Air Group * (A)	13,900	254
American Commercial Lines *	2,300	36
Ameron International	3,200	215
Ampco-Pittsburgh	31,400	736
AO Smith (A)	28,900	941
Apogee Enterprises	61,800	760
Applied Industrial Technologies	18,425	363
Applied Signal Technology	2,100	54
Arkansas Best (A)	40,000	1,054
Astec Industries * (A)	28,900	858
BE Aerospace *	124,363	1,786
Beacon Roofing Supply *	17,700	256
Belden	57,160	955
Bowne (A)	31,081	202
Brady, Cl A	30,671	770
Brink’s	41,100	1,193
Celadon Group *	102,500	860
Columbus McKinnon *	22,900	290
Comfort Systems USA (A)	125,500	1,286
Consolidated Graphics *	11,500	200
Corrections Corp of America *	80,600	1,369
Courier	26,129	399
Crane	15,200	339
Cubic	16,200	580
Danaos (A)	23,300	75
Deluxe	85,700	1,098
Diamond Management & Technology Consultants	103,900	436
Diana Shipping	13,600	181
Ducommun	14,300	269
Dycom Industries *	113,000	1,251
DynCorp International, Cl A *	31,000	520
EMCOR Group *	95,900	1,929
EnergySolutions	30,900	284
EnerSys * (A)	28,100	511
EnPro Industries *	53,400	962
ESCO Technologies * (A)	14,800	663
Federal Signal	44,900	343
G&K Services	32,546	688
Gardner Denver *	27,176	684
GATX (A)	21,600	555

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Genco Shipping & Trading (A)	33,800	$734
Genesee & Wyoming, Cl A *	18,200	483
Geo Group *	55,700	1,035
GrafTech International *	6,500	74
Granite Construction (A)	8,500	283
GT Solar International * (A)	57,700	307
H&E Equipment Services *	30,900	289
Harsco	17,500	495
HUB Group, Cl A *	14,100	291
Hubbell, Cl B	20,600	660
Hudson Highland Group *	109,400	215
Huron Consulting Group *	2,700	125
ICF International *	13,100	362
IDEX	67,538	1,659
Interface, Cl A	68,747	426
Kadant *	33,968	383
Kansas City Southern *	58,349	940
Kaydon (A)	38,055	1,239
KBR	36,700	677
Kelly Services, Cl A (A)	19,700	216
Kennametal	25,000	479
Kforce *	95,800	792
Kirby * (A)	45,200	1,437
Knight Transportation	14,400	239
Knoll	48,200	365
Korn/Ferry International *	75,500	803
LaBarge *	12,600	117
Ladish *	41,100	533
LECG *	97,008	316
LS Starrett, Cl A	500	3
M&F Worldwide *	25,600	512
Marten Transport *	10,900	226
McDermott International *	43,000	873
Mcgrath Rentcorp	1,200	23
Michael Baker *	7,600	322
Monster Worldwide * (A)	88,700	1,048
MPS Group *	139,200	1,064
MSC Industrial Direct, Cl A	13,400	475
Mueller Industries	66,100	1,375
NACCO Industries, Cl A	7,400	213
Navistar International *	16,000	698
Orbital Sciences *	24,500	372
Oshkosh Truck	47,500	691
Pacer International (A)	42,000	94
Pall	30,500	810
Paragon Shipping, Cl A	21,700	79
Powell Industries *	10,800	400
Quanex Building Products	105,075	1,179
Rand Logistics *	28,578	96
Regal-Beloit (A)	47,500	1,887
Republic Airways Holdings * (A)	85,100	555
RSC Holdings * (A)	42,300	284
Ryder System	73,600	2,055
Saia *	8,900	160
School Specialty * (A)	87,372	1,766
Skywest	68,700	701
Spherion *	99,700	411
Standex International	17,900	208
Steelcase, Cl A (A)	62,200	362
SYKES Enterprises *	19,300	349
TBS International, Cl A *	12,300	96
Tecumseh Products, Cl A *	63,200	614
Teledyne Technologies *	63,518	2,080
Teleflex	36,348	1,629
Terex *	57,149	690
Textainer Group Holdings (A)	12,800	147
Textron	72,100	697
Thomas & Betts *	15,900	459
Tredegar	28,700	382
Triumph Group	19,311	772
TrueBlue *	82,500	693
Tutor Perini * (A)	15,000	260
Ultrapetrol Bahamas *	33,900	150
United Rentals * (A)	11,221	73
United Stationers *	12,400	433
Waste Services *	24,900	129
Watson Wyatt Worldwide, Cl A	42,065	1,579
Watts Water Technologies, Cl A (A)	25,425	548
Werner Enterprises	43,500	788
WESCO International *	47,476	1,189
Woodward Governor	51,700	1,024
YRC Worldwide * (A)	24,900	43

		79,686

Information Technology — 15.6%
3Com *	163,400	770
Actel *	55,700	598
Actuate *	57,200	273
Acxiom	89,000	786
ADC Telecommunications *	14,900	119
Alliance Semiconductor	99,000	32
Anixter International *	14,600	549
Applied Micro Circuits * (A)	148,225	1,205
ARM Holdings ADR (A)	164,500	982
Arris Group * (A)	207,850	2,527
Arrow Electronics *	52,800	1,121
ATMI *	51,700	803
Avocent * (A)	85,777	1,197
Axesstel *	74,080	24
Benchmark Electronics * (A)	157,200	2,264
Black Box	45,883	1,536
Broadridge Financial Solutions	47,600	789
Brocade Communications Systems *	154,600	1,209
CACI International, Cl A *	41,669	1,780
Cadence Design Systems *	31,600	186
Checkpoint Systems *	7,000	110
Ciber *	172,900	536
Ciena *	21,700	225
Cognex	26,000	367
Coherent *	69,388	1,435
Comtech Telecommunications *	7,700	245
Comverse Technology *	136,600	1,168
CPI International *	31,300	272
CSG Systems International *	77,000	1,020
CTS	110,200	722
Cymer *	41,600	1,237
Diebold	47,730	1,258
Digi International *	96,488	941
Earthlink * (A)	176,200	1,306
Emulex *	53,762	526
Entegris *	64,560	176
Entrust *	100,080	181
Epicor Software *	60,300	320
Fair Isaac (A)	124,000	1,917

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Fairchild Semiconductor International * (A)	72,100	$504
Harris Stratex Networks, Cl A *	13,400	87
i2 Technologies * (A)	36,900	463
Ikanos Communications *	116,600	186
Imation	75,100	571
Intermec *	27,900	360
Jack Henry & Associates	41,700	865
JDA Software Group *	29,100	435
JDS Uniphase * (A)	88,200	504
Kenexa *	64,200	743
Keynote Systems * (A)	55,700	425
Lawson Software *	499,244	2,786
LeCroy * (A)	38,900	146
Lionbridge Technologies *	62,030	114
Littelfuse *	56,180	1,121
LTX-Credence * (A)	212,000	100
Manhattan Associates *	75,200	1,370
Mantech International, Cl A *	38,300	1,648
MAXIMUS	27,800	1,147
Maxwell Technologies *	13,100	181
MEMC Electronic Materials *	35,500	632
Mentor Graphics *	46,400	254
Mercury Computer Systems *	52,600	487
Merrimac Industries *	10,100	85
Methode Electronics	88,700	623
Micrel	68,100	498
MicroStrategy, Cl A *	25,000	1,256
MKS Instruments *	29,800	393
MTS Systems	10,500	217
Multi-Fineline Electronix *	49,200	1,053
NCR *	71,700	848
Ness Technologies *	112,100	438
Netscout Systems *	35,100	329
Novell *	41,600	188
Omnivision Technologies *	17,300	180
Orbotech *	147,100	1,272
Orckit Communications *	56,100	190
OSI Systems *	22,100	461
Parametric Technology *	91,615	1,071
Perot Systems, Cl A *	62,540	896
Photronics *	41,400	168
Plantronics	25,000	473
PLATO Learning *	43,100	172
Polycom *	23,300	472
Progress Software *	51,900	1,099
QLogic *	17,500	222
Quantum * (A)	343,200	285
Rackspace Hosting *	10,000	139
Radisys * (A)	82,500	743
RADWARE *	99,230	765
Richardson Electronics	41,728	136
Rudolph Technologies *	98,900	546
S1 *	42,400	293
Seachange International *	71,300	572
Semtech * (A)	24,900	396
Sigma Designs * (A)	31,200	500
Silicon Graphics International *	53,000	241
SkillSoft ADR *	119,688	934
Skyworks Solutions *	165,300	1,617
SPSS *	17,700	591
SRA International, Cl A * (A)	63,200	1,110
Standard Microsystems *	54,800	1,121
Sybase * (A)	31,328	982
Synaptics *	7,500	290
SYNNEX * (A)	34,100	852
Synopsys *	26,451	516
Tech Data *	11,700	383
Technitrol	63,300	410
Techwell *	35,600	302
Tekelec * (A)	56,400	949
TIBCO Software *	385,100	2,761
TNS *	40,600	761
Tyler Technologies * (A)	20,400	319
Ultra Clean Holdings *	75,200	180
Ultratech * (A)	111,300	1,370
United Online	149,600	974
Utstarcom * (A)	112,200	183
Varian Semiconductor Equipment Associates *	68,900	1,653
Verint Systems *	56,568	583
Web.com Group *	72,700	409
Wright Express *	15,700	400
Xyratex *	103,645	517
Zoran * (A)	110,100	1,200

		86,428

Materials — 4.6%
Allied Nevada Gold * (A)	37,300	301
Aptargroup	24,273	820
Buckeye Technologies *	44,000	198
Bway Holding *	28,700	503
Cabot	50,268	632
Carpenter Technology	26,900	560
Clearwater Paper *	19,300	488
Crown Holdings *	48,800	1,178
Cytec Industries	70,647	1,316
Eagle Materials (A)	15,500	391
Ferro (A)	35,100	97
H.B. Fuller	61,200	1,149
Harry Winston Diamond	38,000	226
Innophos Holdings	8,900	150
International Flavors & Fragrances	25,181	824
Kaiser Aluminum	11,000	395
LSB Industries *	26,800	433
Mercer International * (A)	64,200	37
Myers Industries	4,200	35
Neenah Paper	61,191	539
NewMarket	10,000	673
Olin (A)	96,624	1,149
OM Group * (A)	77,740	2,256
Owens-Illinois *	20,788	582
PolyOne *	108,400	294
Quaker Chemical	23,200	308
Rock-Tenn, Cl A	21,100	805
Rockwood Holdings *	20,100	294
RTI International Metals *	26,400	466
Schulman A	45,000	680
Schweitzer-Mauduit International	95,130	2,588
Sensient Technologies	69,830	1,576
Silgan Holdings	46,000	2,256
Solutia *	104,800	604
Spartech	17,100	157
Worthington Industries (A)	29,400	376

		25,336

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Telecommunication Services — 0.5%
Atlantic Telegraph-Network	5,100	$201
Cincinnati Bell *	188,700	536
Global Crossing *	25,200	231
iPCS *	18,200	272
Premiere Global Services *	38,000	412
Syniverse Holdings *	25,000	401
USA Mobility	71,100	907

		2,960

Utilities — 4.7%
AGL Resources	41,091	1,307
Allegheny Energy	19,100	490
Allete (A)	15,600	449
Atmos Energy	21,535	539
Avista	15,800	281
Black Hills	17,500	402
California Water Service Group	10,300	379
Centerpoint Energy	64,800	718
Central Vermont Public Service	16,300	295
CH Energy Group (A)	3,800	178
Chesapeake Utilities	8,000	260
Cleco	41,800	937
CMS Energy (A)	38,700	468
El Paso Electric *	100,100	1,397
Great Plains Energy (A)	161,636	2,514
Idacorp	14,150	370
New Jersey Resources	31,000	1,148
NorthWestern	66,400	1,511
NV Energy	59,600	643
Ormat Technologies (A)	15,400	621
PNM Resources	43,600	467
Portland General Electric	186,193	3,627
Southern Union	61,900	1,139
Southwest Gas	47,400	1,053
Synthesis Energy Systems *	68,800	79
UGI	19,800	505
UIL Holdings	36,500	819
Unisource Energy	40,300	1,070
Vectren	17,800	417
Westar Energy	90,912	1,706
WGL Holdings	13,000	416

		26,205

Total Common Stock (Cost $589,649) ($ Thousands)		526,598

AFFILIATED PARTNERSHIP — 19.3%
SEI Liquidity Fund, L.P.,
0.690% **†† (D)	111,202,411	106,943

Total Affiliated Partnership (Cost $111,203) ($ Thousands)		106,943

EXCHANGE TRADED FUND — 0.0%
iShares Russell 2000 Index Fund (A)	5,830	297

Total Exchange Traded Fund (Cost $365) ($ Thousands)		297

	Number of Warrants
WARRANTS — 0.0%
Washington Mutual Expires 01/03/03 *	152,642	2

Total Warrants (Cost $18) ($ Thousands)		2

	Face Amount ($ Thousands)/Shares

CONVERTIBLE BONDS — 0.3%
Boston Properties CV to 7.0430
2.875%, 02/15/37 †	$336	294
Forest City Enterprises CV to 15.0631
3.625%, 10/15/11	672	571
Vornado Realty Trust CV to 6.1553
2.850%, 04/01/27 †	670	583

		1,448

Total Convertible Bonds (Cost $1,097) ($ Thousands)		1,448

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	27,182,900	27,183

Total Cash Equivalent (Cost $27,183) ($ Thousands)		27,183

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Bills
0.258%, 12/03/09 (E) (F)	3,625	3,621

Total U.S. Treasury Obligation (Cost $3,621) ($ Thousands)		3,621

Total Investments — 120.1% (Cost $733,136) ($ Thousands) @		$666,092

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	352	Sep-2009	$(519)

A summary of restricted securities held by the Fund at June 30, 2009, is as follows:

Description	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,100	2/16/07	2/16/07	$696	$418	0.08%

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Value Fund

June 30, 2009

Percentages are based on Net Assets of $554,506 ($Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $107,195 ($Thousands)

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2009 was $418 ($ Thousands) and represented 0.08% of Net Assets.

(C)	Security considered illiquid and restricted. The total market value of such securities as of June 30, 2009 was $418 ($Thousands) and represented 0.08% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2009 was $106,943 ($Thousands).

(E)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $733,136 ($ Thousands), and the unrealized appreciation and depreciation were $50,697 ($ Thousands) and ($117,741) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$526,180	$—	$418	$526,598
Affiliated Partnership	—	106,943	—	106,943
Convertible Bonds	—	1,448	—	1,448
Exchange Traded Fund	297	—	—	297
Warrant	2	—	—	2
U.S. Treasury Obligation	—	3,621	—	3,621
Cash Equivalent	27,183	—	—	27,183

Total Investments in Securities	$553,662	$112,012	$418	$666,092

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(519)	$—	$—	$(519)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2008	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	418

Ending balance as of June 30, 2009	$418

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%
Consumer Discretionary — 13.6%
Aaron Rents (A)	41,620	$1,241
Aeropostale *	49,115	1,683
AFC Enterprises *	8,900	60
American Eagle Outfitters	39,575	561
American Public Education * (A)	44,538	1,764
Amerigon * (A)	89,449	545
Ameristar Casinos	31,771	605
Bally Technologies *	32,900	984
Bebe Stores	75,481	519
Big Lots *	25,765	542
BJ’s Restaurants * (A)	36,885	622
Blue Nile *	3,200	138
Brink’s Home Security Holdings *	18,580	526
Brown Shoe	5,600	40
Buckle	15,000	477
Buffalo Wild Wings *	27,383	891
Build-A-Bear Workshop *	14,500	65
California Pizza Kitchen *	18,403	245
Capella Education * (A)	7,402	444
Career Education * (A)	25,290	629
Carter’s *	16,800	413
Cato, Cl A	46,116	804
CEC Entertainment *	19,200	566
Century Casinos *	126,673	378
Charlotte Russe Holding *	47,000	605
Cheesecake Factory *	24,700	427
Chico’s FAS *	62,350	607
Christopher & Banks	27,078	182
Cinemark Holdings	28,800	326
Citi Trends *	7,000	181
CKE Restaurants	22,500	191
Coldwater Creek *	18,800	114
Collective Brands *	7,000	102
Cooper Tire & Rubber	14,100	140
Corinthian Colleges * (A)	73,100	1,238
Cracker Barrel Old Country Store	21,200	591
CROCS *	13,098	45
Deckers Outdoor *	1,200	84
Denny’s *	46,462	100
Dick’s Sporting Goods * (A)	57,657	992
DineEquity (A)	14,400	449
Domino’s Pizza *	19,245	144
DSW, Cl A * (A)	64,400	634
Exide Technologies *	56,800	212
Federal Mogul, Cl A *	55,210	522
FGX International Holdings *	3,900	45
Finish Line, Cl A	153,850	1,142
Foot Locker	23,400	245
Fossil *	10,300	248
Fred’s, Cl A	4,300	54
Fuel Systems Solutions * (A)	18,164	367
Gildan Activewear * (A)	29,300	434
Grand Canyon Education *	8,700	146
Guess?	17,800	459
Gymboree *	19,815	703
hhgregg *	42,165	639
Hibbett Sports * (A)	30,544	550
Iconix Brand Group *	8,600	132
Insight Enterprises *	5,400	52
Isle of Capri Casinos * (A)	21,257	283
J Crew Group *	52,360	1,415
Jarden *	52,900	992
Jo-Ann Stores *	25,574	529
Jones Apparel Group	48,720	523
Life Time Fitness * (A)	125,906	2,519
Lincoln Educational Services *	16,800	352
Live Nation *	20,300	99
Lululemon Athletica * (A)	117,065	1,525
Maidenform Brands *	16,900	194
Marvel Entertainment *	23,611	840
Matthews International, Cl A	5,200	162
Mediacom Communications, Cl A *	17,092	87
Morningstar * (A)	19,662	811
National CineMedia	31,260	430
NetFlix * (A)	42,515	1,758
Nordstrom	21,730	432
Nutri/System	9,100	132
NVR *	1,175	590
Office Depot *	15,800	72
OfficeMax	83,900	527
Orient-Express Hotels, Cl A	146,910	1,247
Overstock.com *	6,800	81
Panera Bread, Cl A * (A)	15,415	769
Peet’s Coffee & Tea * (A)	18,629	469
PetMed Express *	5,872	88
PetSmart	25,485	547
PF Chang’s China Bistro * (A)	18,894	606
Pinnacle Entertainment *	62,832	584
Polaris Industries (A)	12,400	398
Pre-Paid Legal Services *	1,200	52
RadioShack	5,400	75
RCN *	13,400	80
Regis	43,200	752
Retail Ventures *	144,500	315
Shutterfly *	39,300	548
Sinclair Broadcast Group, Cl A	55,669	108
Smith & Wesson Holding *	141,520	804
Sotheby’s	24,400	344
Spartan Motors	32,500	368
Stamps.com *	16,400	139
Standard-Pacific *	22,900	46
Steven Madden *	19,985	509
Sturm Ruger	6,400	80
Systemax * (A)	3,900	46
Tempur-Pedic International (A)	47,400	620
Texas Roadhouse, Cl A *	40,275	439
Thunderbird Resorts PIPE * (B) (C) (G)	142,900	200
Thunderbird Resorts PIPE * (B) (C)	3,200	5
Titan International	58,906	440
Tractor Supply * (A)	26,187	1,082
True Religion Apparel *	27,735	619
Tupperware Brands	5,500	143
Under Armour, Cl A *	23,275	521
Universal Electronics *	3,600	73
Universal Technical Institute *	8,300	124
Urban Outfitters *	31,210	651
Valassis Communications *	21,400	131
Volcom *	5,200	65
Warnaco Group *	18,000	583
Wendy’s, Cl A	84,420	338
Williams-Sonoma	5,700	68
WMS Industries *	42,055	1,325
Wolverine World Wide	3,500	77

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Wonder Auto Technology *	9,200	$93

		58,768

Consumer Staples — 2.9%
AgFeed Industries *	10,600	63
Alliance One International *	36,000	137
American Italian Pasta, Cl A *	26,350	768
American Oriental Bioengineering * (A)	54,200	287
Calavo Growers	5,800	115
Cal-Maine Foods	7,211	180
Casey’s General Stores	28,105	722
China Sky One Medical * (A)	19,900	268
Chiquita Brands International *	15,800	162
Coca-Cola Bottling Consolidated	4,000	221
Cosan SA Industria e Comercio (Brazil) *	91,200	669
Darling International *	93,000	614
Diamond Foods	9,000	251
Flowers Foods	46,000	1,005
Fresh Del Monte Produce *	5,600	91
Genting Plantation (Malaysia)	272,000	426
Herbalife HQ Sustainable Maritime	3,847	121
Industries *	12,300	113
Lancaster Colony	9,300	410
Lance (A)	30,200	698
Nash Finch	8,098	219
National Beverage *	6,800	72
NBTY *	24,500	689
Nu Skin Enterprises, Cl A	27,000	413
Pantry *	32,505	540
Sanderson Farms	4,000	180
Smart Balance *	160,518	1,093
Spartan Stores	9,100	113
STAR SCIENTIFIC INC *	73,100	65
United Natural Foods *	10,300	270
USANA Health Sciences *	5,200	155
Vector Group (A)	25,700	367
Viterra, Cl Common Subscription Recei *	54,000	470
Whole Foods Market	2,800	53
Winn-Dixie Stores *	7,380	93
Zhongpin *	25,800	267

		12,380

Energy — 5.5%
Arch Coal	33,750	519
Arena Resources * (A)	56,552	1,801
Atlas America	4,400	79
Bolt Technology *	9,200	103
BPZ Energy PIPE *	29,500	144
BPZ Resources * (A)	142,800	698
Cal Dive International *	26,300	227
Carrizo Oil & Gas *	43,761	751
Cimarex Energy	17,700	502
CNX Gas *	2,100	55
Comstock Resources *	15,615	516
Contango Oil & Gas *	1,000	42
CVR Energy *	54,420	399
Delek US Holdings	6,900	59
Denbury Resources *	9,500	140
Dresser-Rand Group *	59,810	1,561
EXCO Resources *	161,504	2,087
General Maritime	5,300	52
Geokinetics *	3,900	53
Goodrich Petroleum * (A)	31,381	772
Gran Tierra Energy *	56,700	196
Gulf Island Fabrication	7,300	116
Gulfport Energy *	113,575	778
Infinity Bio-Energy *	741,494	37
Kinder Morgan Management *	17,782	803
Lufkin Industries	5,400	227
Mahalo Energy *	257,800	1
Matrix Service *	22,000	253
McMoRan Exploration *	9,300	55
NATCO Group, Cl A *	4,300	142
Nordic American Tanker Shipping, Cl US	3,500	111
Oilsands Quest *	587,900	564
OYO Geospace *	1,656	42
Panhandle Oil and Gas, Cl A	5,300	104
PetroHawk Energy *	72,900	1,626
Petroquest Energy *	134,551	496
PrimeEnergy *	200	7
Quicksilver Resources *	177,600	1,650
Rentech * (A)	431,000	246
Rosetta Resources *	40,000	350
Stone Energy *	23,072	171
Superior Energy Services *	15,250	263
Teekay Tankers, Cl A (A)	9,400	87
Vaalco Energy *	15,600	66
Venoco *	47,200	362
W&T Offshore (A)	78,000	760
Westmoreland Coal *	8,900	72
Whiting Petroleum *	10,500	369
Willbros Group * (A)	77,818	974
World Fuel Services	56,855	2,344

		23,832

Financials — 7.2%
Affiliated Managers Group *	21,402	1,245
American Campus Communities †	25,000	555
American Financial Group	24,555	530
Amerisafe *	2,700	42
Anworth Mortgage Asset †	113,100	816
Brasil Brokers Participacoes	460,500	663
Capstead Mortgage †	61,009	775
Cardinal Financial	21,500	168
Cardtronics *	100,274	382
CB Richard Ellis Group, Cl A *	67,975	636
Cogdell Spencer †	148,200	636
Cohen & Steers	13,100	196
Danvers Bancorp	9,400	127
Dollar Financial * (A)	52,500	724
Duff & Phelps	34,400	612
DuPont Fabros Technology †	33,800	318
eHealth *	12,264	216
E-House China Holdings ADR *	30,965	478
Equity One †	11,300	150
Evercore Partners, Cl A	32,909	646
Ezcorp, Cl A *	5,000	54
FCStone Group *	10,977	43
First Cash Financial Services *	9,200	161
First Financial Bancorp	8,255	62
First Financial Bankshares (A)	9,080	457
Franklin Street Properties †	6,900	91

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
General Shopping Brasil (Brazil) *	95,900	$187
General Shopping Brazil (Brazil) *	208,900	408
Getty Realty †	11,900	225
GLG Partners	99,311	406
Gluskin Sheff + Associates (Canada)	38,800	538
Greenhill	12,575	908
Grubb & Ellis	487,880	391
Hancock Holding	3,800	124
Hatteras Financial † (A)	29,394	840
Hercules Technology Growth Capital	72,079	603
Inland Real Estate †	28,100	197
Interactive Brokers Group, Cl A *	12,700	197
Investors Real Estate Trust †	68,200	606
Janus Capital Group	77,788	887
Jones Lang LaSalle	15,065	493
Kansas City Life Insurance	12,107	326
Knight Capital Group, Cl A *	29,600	505
LTC Properties †	17,200	352
MarketAxess Holdings *	107,233	1,022
MFA Financial †	123,700	856
MSCI, Cl A *	31,617	773
Online Resources *	16,200	101
optionsXpress Holdings	40,831	634
Platinum Underwriters Holdings	25,160	720
Prospect Capital	77,300	711
PS Business Parks †	10,700	518
Pzena Investment Management, Cl A	21,400	162
Redwood Trust †	39,575	584
Riskmetrics Group *	62,460	1,103
Smithtown Bancorp	3,500	45
Sovran Self Storage †	3,700	91
Stifel Financial *	1,500	72
Sun Communities † (A)	27,600	380
SVB Financial Group *	11,290	307
SWS Group	11,026	154
Titanium Asset Management PIPE * (B) (C)	140,900	651
Tower Group	24,570	609
Trustco Bank NY (A)	77,900	460
Uranium Participation *	94,400	606
Value Creation * (B) (C)	145,600	599
Westamerica Bancorporation (A)	12,650	628
World Acceptance *	29,900	595

		31,357

Health Care — 18.9%
Abaxis *	38,753	796
Achillion Pharmaceuticals *	77,816	124
Acorda Therapeutics *	37,514	1,057
Affymax * (A)	5,100	94
Air Methods *	1,300	35
Albany Molecular Research *	15,175	127
Alexion Pharmaceuticals *	58,224	2,394
Align Technology *	12,500	132
Alkermes *	73,169	792
Alliance Imaging *	86,162	631
Allos Therapeutics *	21,900	182
Allscripts Healthcare Solutions (A)	74,715	1,185
Alnylam Pharmaceuticals * (A)	25,284	563
AMAG Pharmaceuticals *	18,382	1,005
Amedisys *	8,600	284
American Medical Systems Holdings *	44,000	695
AMERIGROUP *	29,200	784
AMN Healthcare Services *	16,400	105
Amsurg *	41,000	879
Analogic	1,793	66
Angiodynamics *	5,100	68
Arena Pharmaceuticals * (A)	171,500	856
Array Biopharma *	46,765	147
ATHENAHEALTH INC * (A)	48,945	1,811
Atrion	200	27
BioMarin Pharmaceuticals *	107,985	1,686
Bio-Rad Laboratories, Cl A *	7,300	551
Bruker BioSciences *	52,400	485
Cantel Medical *	3,800	62
Cardiome Pharma *	215,711	802
CardioNet * (A)	22,467	367
Catalyst Health Solutions *	33,285	830
Celera *	19,300	147
Centene *	58,400	1,167
Cepheid * (A)	45,547	429
Chemed	8,300	328
Chindex International *	18,647	231
Conceptus * (A)	17,952	303
Conmed *	51,735	803
Corvel *	3,500	80
Covance *	2,500	123
CryoLife *	17,800	98
Cubist Pharmaceuticals *	62,410	1,144
Cyberonics *	61,680	1,026
Cypress Bioscience *	54,340	512
Dendreon * (A)	8,200	204
Dionex *	5,500	336
Durect *	284,142	676
Edwards Lifesciences *	10,685	727
Emergency Medical Services, Cl A *	2,300	85
Ensign Group	2,000	28
Enzo Biochem *	17,341	77
Enzon Pharmaceuticals *	17,500	138
eResearchTechnology *	42,000	261
ev3 *	9,200	99
Exelixis * (A)	100,542	490
Genoptix *	19,315	618
GTx * (A)	13,100	121
Health Net *	29,350	456
Healthspring *	8,700	94
Healthways *	5,995	81
HMS Holdings *	17,585	716
ICU Medical *	2,900	119
Idera Pharmaceuticals * (A)	7,800	46
Idexx Laboratories *	8,202	379
I-Flow *	67,433	468
Immucor *	33,000	454
Impax Laboratories *	6,400	47
Incyte * (A)	167,100	550
Insmed *	63,400	63
Integra LifeSciences Holdings * (A)	8,742	232
InterMune * (A)	11,800	179
Invacare	17,300	305
inVentiv Health *	27,300	369
IPC The Hospitalist *	52,222	1,394

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Isis Pharmaceuticals * (A)	85,784	$1,415
Kendle International *	9,000	110
Kensey Nash *	9,600	252
King Pharmaceuticals * (A)	72,500	698
Landauer	5,900	362
LHC Group *	87,906	1,952
Life Sciences Research *	6,000	43
LifePoint Hospitals *	15,795	415
Ligand Pharmaceuticals, Cl B *	15,200	43
Luminex *	29,709	551
Magellan Health Services *	1,800	59
Martek Biosciences (A)	48,543	1,027
Masimo *	29,210	704
Medarex *	83,172	694
Medicines *	111,700	937
Medicis Pharmaceutical, Cl A	60,500	987
Medidata Solutions *	30,360	497
Medivation * (A)	11,636	261
Mednax *	29,734	1,253
Meridian Bioscience	27,400	619
Merit Medical Systems *	56,115	915
Molina Healthcare *	5,600	134
Momenta Pharmaceuticals * (A)	50,085	602
MWI Veterinary Supply *	19,847	692
Myriad Genetics *	73,656	2,626
Myriad Pharmaceuticals * (A)	12,829	60
National Healthcare	3,300	125
Natus Medical *	13,800	159
Neogen *	18,160	526
Noven Pharmaceuticals *	50,307	719
NuVasive * (A)	55,965	2,496
Obagi Medical Products *	27,000	197
Odyssey HealthCare *	65,900	677
Omnicell *	54,080	581
Onyx Pharmaceuticals *	40,981	1,158
Optimer Pharmaceuticals * (A)	24,015	360
Orthofix International *	4,800	120
OSI Pharmaceuticals *	27,700	782
Owens & Minor	14,100	618
Pain Therapeutics *	22,000	118
Par Pharmaceutical *	3,600	55
Parexel International *	38,100	548
PDL BioPharma	64,469	509
Perrigo	4,100	114
Pharmaceutical Product Development	3,000	70
PharMerica * (A)	34,420	676
Phase Forward *	145,581	2,200
Pozen *	144,698	1,111
Progenics Pharmaceuticals *	8,100	42
Providence Service *	33,500	367
PSS World Medical *	20,331	376
Psychiatric Solutions * (A)	24,124	549
Questcor Pharmaceuticals *	43,000	215
Quidel *	83,655	1,218
Regeneron Pharmaceuticals *	46,498	833
RehabCare Group *	5,000	120
Res-Care *	51,100	731
Rigel Pharmaceuticals *	90,100	1,092
Sangamo Biosciences *	11,900	59
Savient Pharmaceuticals *	43,372	601
Seattle Genetics *	47,778	464
Sirona Dental Systems * (A)	26,800	536
Somanetics *	6,400	106
STERIS	39,871	1,040
Sucampo Pharmaceuticals, Cl A *	5,300	33
Techne	15,805	1,008
Theravance *	20,210	296
Thoratec *	33,910	908
Triple-S Management, Cl B *	3,200	50
United Therapeutics * (A)	17,473	1,456
Valeant Pharmaceuticals International *	20,500	527
Viropharma *	13,113	78
Waters *	3,000	154
WellCare Health Plans *	23,915	442
Wright Medical Group *	16,624	270
XenoPort * (A)	8,700	202
Zoll Medical *	11,000	213

		81,638

Industrials — 15.2%
AAON	17,600	350
Actuant, Cl A	7,166	87
Acuity Brands	14,700	412
Administaff	10,300	240
Advanced Battery Technologies *	32,800	132
Advisory Board * (A)	23,850	613
Aegean Marine Petroleum Network	110,095	1,662
AerCap Holdings *	189,044	1,365
Aerovironment *	20,321	627
Airtran Holdings *	158,700	983
Allegiant Travel, Cl A * (A)	22,965	910
Allen-Vanguard *	750,000	81
Altra Holdings *	32,700	245
Ameron International	12,500	838
Ampco-Pittsburgh	12,400	291
AO Smith	2,400	78
Apogee Enterprises	6,900	85
Applied Industrial Technologies	37,300	735
Applied Signal Technology	17,100	436
Arkansas Best	5,700	150
AZZ *	2,100	72
Badger Meter (A)	15,890	651
Barnes Group	49,905	593
Beacon Roofing Supply * (A)	42,075	608
Brady, Cl A	3,600	90
Briggs & Stratton	8,800	117
Carlisle	24,400	587
Celadon Group *	54,518	457
Ceradyne *	34,800	615
Chart Industries *	42,705	776
Chicago Bridge & Iron	29,479	365
CIRCOR International	20,000	472
Clean Harbors *	12,000	648
Colfax *	5,400	42
Comfort Systems USA	5,300	54
Con-way	11,853	419
Copa Holdings, Cl A	16,789	685
Copart *	20,275	703
CoStar Group * (A)	58,764	2,343
CRA International *	27,600	766
Crane	48,000	1,071
Cubic	24,900	891
Curtiss-Wright	1,700	51

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Deluxe	7,800	$100
Dycom Industries *	9,600	106
Dynamic Materials	5,300	102
DynCorp International, Cl A *	20,300	341
EMCOR Group *	42,900	863
EnergySolutions	16,100	148
EnerSys *	45,565	829
Flanders *	3,900	24
Force Protection *	114,800	1,015
Forward Air	27,490	586
FreightCar America	31,001	521
FTI Consulting *	22,025	1,117
Fuel Tech *	5,500	53
Genco Shipping & Trading	9,600	209
General Cable *	14,937	561
Geo Group *	52,260	971
GeoEye * (A)	35,291	832
GrafTech International *	7,400	84
Graham	32,020	426
GT Solar International * (A)	40,800	217
H&E Equipment Services *	74,800	699
Healthcare Services Group (A)	45,040	805
Heico, Cl A	10,064	295
HEICO CORP (A)	12,965	470
Horizon Lines, Cl A	101,484	391
HUB Group, Cl A *	2,400	50
Huron Consulting Group *	30,395	1,405
ICF International *	40,944	1,130
IHS, Cl A *	16,815	839
II-VI *	19,464	432
Innerworkings *	119,665	568
Kaman	14,500	242
Kaydon	17,224	561
Kforce *	12,100	100
Kirby *	34,625	1,101
Knight Transportation	30,282	501
LaBarge *	14,700	136
Ladish *	6,200	80
Landstar System	14,845	533
LB Foster, Cl A *	13,933	419
Lydall *	11,700	40
M&F Worldwide *	25,300	506
Manpower	13,170	558
Marten Transport *	10,200	212
MasTec *	110,965	1,300
Met-Pro	12,300	133
Michael Baker *	7,900	335
Middleby *	2,700	119
Mine Safety Appliances	9,800	236
MSC Industrial Direct, Cl A	15,650	555
MYR Group *	29,576	598
Navigant Consulting *	7,184	93
Nordson	4,357	168
Northwest Pipe *	10,800	376
Old Dominion Freight Line *	58,325	1,958
Orion Marine Group *	10,000	190
Oshkosh Truck	3,075	45
Pacer International	55,200	123
Powell Industries *	8,500	315
Quanta Services *	46,647	1,079
Raven Industries (A)	16,010	410
Resources Connection *	31,409	539
Ritchie Bros. Auctioneers	23,735	557
Robbins & Myers	10,700	206
Rollins	33,300	577
RSC Holdings * (A)	90,500	608
Rush Enterprises, Cl A *	42,124	491
Standard Parking *	36,965	602
Standard Register	17,000	55
Sun Hydraulics	5,800	94
TAL International Group (A)	62,700	684
Taser International *	29,700	135
Teledyne Technologies *	9,100	298
Terex *	92,225	1,113
Tetra Tech * (A)	68,447	1,961
Textainer Group Holdings	56,500	649
Titan Machinery *	39,777	505
TransDigm Group *	39,585	1,433
Tredegar	9,400	125
Triumph Group	500	20
Tutor Perini *	4,400	76
UAL *	38,500	123
Ultralife * (A)	22,800	164
United Rentals *	19,400	126
US Airways Group *	29,700	72
Vitran *	46,540	461
Wabash National	42,800	30
Wabtec	14,875	479
Werner Enterprises	3,200	58
WESCO International *	23,825	597
Woodward Governor	6,600	131

		65,576

Information Technology — 24.8%
ACI Worldwide *	31,000	433
Acme Packet *	39,800	403
Actuate *	59,800	286
Adtran	11,000	236
Advanced Analogic Technologies *	10,900	50
Advanced Energy Industries *	49,133	442
Advent Software * (A)	29,969	983
Akamai Technologies * (A)	65,754	1,261
Amkor Technology *	20,100	95
Ansys *	10,300	321
Applied Micro Circuits *	72,700	591
Ariba *	173,984	1,712
Arris Group *	131,545	1,600
Art Technology Group *	474,047	1,801
AsiaInfo Holdings *	18,900	325
Atheros Communications *	33,028	635
Atmel *	206,220	769
ATMI *	44,758	695
Bankrate * (A)	29,097	734
Benchmark Electronics *	25,300	364
BigBand Networks *	34,700	179
Blackboard *	31,525	910
Blue Coat Systems *	43,000	711
BluePhoenix Solutions *	105,746	259
Brightpoint *	57,556	361
Brocade Communications Systems *	173,925	1,360
Cabot Microelectronics *	4,800	136
CACI International, Cl A *	3,000	128
Cadence Design Systems *	75,160	443
Checkpoint Systems *	4,800	75

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
China Security & Surveillance Technology *	5,486	$41
Cirrus Logic *	16,800	76
Cogent *	35,100	377
Cognex	13,500	191
Cogo Group *	16,100	96
CommScope *	42,865	1,126
comScore *	20,200	269
Comverge *	42,185	510
Concur Technologies * (A)	55,939	1,739
Constant Contact *	14,223	282
CPI International *	5,100	44
Cray *	5,400	43
CSG Systems International *	35,000	463
CTS	20,358	133
Cybersource *	91,420	1,399
Daktronics	14,300	110
DealerTrack Holdings * (A)	119,132	2,025
DemandTec *	4,500	40
Digi International *	15,602	152
Digital River *	14,500	527
Diodes *	7,900	124
Dolby Laboratories, Cl A *	4,100	153
Double-Take Software *	5,100	44
DSP Group * (A)	70,200	474
DTS *	81,518	2,207
Earthlink *	64,300	477
EFJ *	100,400	64
Emulex *	77,700	760
EPIQ Systems * (A)	40,955	629
Equinix * (A)	22,840	1,661
Euronet Worldwide *	50,575	981
F5 Networks *	26,515	917
Factset Research Systems	17,700	883
Flir Systems *	24,200	546
Formfactor *	47,906	826
Forrester Research *	1,700	42
GSI Commerce * (A)	88,149	1,256
Hackett Group *	11,600	27
Harmonic *	10,800	64
Heartland Payment Systems	58,101	556
Hittite Microwave *	9,900	344
Hutchinson Technology *	27,423	53
Hypercom *	38,425	58
i2 Technologies *	3,400	43
Imation	87,500	666
Infinera *	8,300	76
infoGROUP	29,600	169
Information Services Group *	24,357	73
Integral Systems *	38,050	317
Interactive Intelligence *	10,700	131
InterDigital * (A)	27,807	680
Intermec *	43,800	565
IXYS	48,200	488
j2 Global Communications *	37,400	844
Jack Henry & Associates	11,200	232
JDA Software Group *	56,300	842
Kenexa *	43,094	499
Knot *	136,097	1,072
Kopin *	11,400	42
L-1 Identity Solutions, Cl 1 *	18,526	143
Lexmark International, Cl A *	2,900	46
LoopNet *	5,400	42
Mantech International, Cl A *	15,029	647
MAXIMUS	14,900	615
MercadoLibre * (A)	14,100	379
Methode Electronics	34,412	242
Micrel	23,200	170
Micros Systems *	4,500	114
Microsemi * (A)	71,322	984
MicroStrategy, Cl A *	5,400	271
MIPS Technologies *	36,593	110
MKS Instruments *	33,331	440
ModusLink Global Solutions *	15,529	107
Monolithic Power Systems *	52,260	1,171
Monotype Imaging Holdings *	106,452	725
Move *	36,806	80
Multi-Fineline Electronix *	36,252	776
Net 1 UEPS Technologies *	101,069	1,374
Netgear *	39,800	574
Netlogic Microsystems *	12,390	452
Netscout Systems *	44,400	416
Novatel Wireless * (A)	83,100	750
Novell *	21,951	99
Nuance Communications * (A)	35,685	431
NVE *	4,500	219
Omniture *	131,991	1,658
ON Semiconductor *	19,000	130
Open Text *	21,645	788
OpenTV, Cl A *	63,600	84
Oplink Communications *	8,600	98
OSI Systems *	55,000	1,147
Palm *	5,100	84
Parametric Technology *	8,100	95
Park Electrochemical	28,900	622
Parkervision * (A)	99,100	303
Pegasystems	19,560	516
Perfect World ADR * (A)	41,840	1,197
Perficient *	8,900	62
Pericom Semiconductor *	11,700	98
Phoenix Technologies *	23,480	64
Plexus *	8,800	180
PLX Technology *	109,849	414
PMC - Sierra *	85,415	680
Power Integrations (A)	39,634	943
QLogic *	62,570	793
Quality Systems (A)	29,110	1,658
Rackspace Hosting *	23,300	323
Radiant Systems *	5,400	45
Radisys *	8,214	74
Rambus *	11,700	181
RightNow Technologies *	20,700	244
Riverbed Technology * (A)	34,900	809
Rofin-Sinar Technologies *	4,757	95
Rogers *	3,100	63
Rosetta Stone *	36,516	1,002
S1 *	52,800	364
Sapient *	153,316	964
SAVVIS *	40,364	463
Scansource *	9,352	229
Seachange International *	78,500	630
Semtech *	28,100	447
Sigma Designs * (A)	9,300	149
Skyworks Solutions *	82,300	805
Sohu.com * (A)	8,820	554
Solera Holdings *	45,210	1,148

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
SPSS *	23,197	$774
SRA International, Cl A *	45,200	794
Standard Microsystems *	8,200	168
Starent Networks *	10,400	254
Stratasys * (A)	26,155	287
Switch & Data Facilities *	49,576	582
Sybase * (A)	72,380	2,268
Synaptics * (A)	39,940	1,544
Synchronoss Technologies *	60,959	748
Syntel	11,600	365
Take-Two Interactive Software	16,700	158
Taleo, Cl A *	44,189	807
Techwell *	14,900	127
Tekelec *	95,390	1,605
TeleCommunication Systems, Cl A *	126,590	900
TeleTech Holdings *	31,500	477
Tellabs *	95,400	547
Teradyne *	181,940	1,248
Tessera Technologies *	72,276	1,828
THQ *	10,504	75
TNS *	19,700	369
Trimble Navigation *	55,710	1,094
TriQuint Semiconductor *	10,300	55
TTM Technologies *	79,100	630
Tyler Technologies *	29,000	453
Ultimate Software Group *	19,398	470
Ultratech *	9,800	121
United Online	18,900	123
Valueclick *	69,500	731
Vasco Data Security International *	17,500	128
Veeco Instruments * (A)	32,888	381
VeriFone Holdings *	19,100	143
Verigy *	46,170	562
VistaPrint * (A)	68,703	2,930
Vocus *	55,720	1,101
Volterra Semiconductor *	37,100	487
Websense *	35,850	640
Wright Express *	51,600	1,314
Zebra Technologies, Cl A *	29,800	705
Zoran *	7,100	77

		107,476

Materials — 3.2%
AEP Industries *	3,700	98
Allied Nevada Gold * (A)	39,500	318
Alpha Natural Resources * (A)	15,265	401
AM Castle	6,500	78
AMCOL International	19,500	421
Aptargroup	19,000	642
Bway Holding *	22,500	394
Carpenter Technology	25,000	520
China Precision Steel *	27,876	69
Clearwater Paper *	14,300	362
Commercial Metals	4,300	69
Crown Holdings *	26,950	650
Flotek Industries *	33,700	68
General Moly *	18,600	41
General Steel Holdings *	15,500	62
H.B. Fuller	8,600	161
Headwaters *	13,731	46
Innophos Holdings	7,900	133
Innospec	10,400	112
Intrepid Potash *	19,885	558
Jaguar Mining *	66,500	504
Koppers Holdings	45,035	1,188
LSB Industries *	19,800	320
Myers Industries	7,290	61
Nalco Holding	41,151	693
Neenah Paper	6,400	56
New Gold *	246,700	658
NewMarket	6,100	411
Olympic Steel	2,600	64
Omnova Solutions *	11,500	38
PolyOne *	21,000	57
Reliance Steel & Aluminum	3,400	131
Rock-Tenn, Cl A	7,000	267
Schulman A	8,000	121
Silgan Holdings	2,600	127
Silvercorp Metals *	196,000	685
Stepan	1,900	84
Stillwater Mining *	10,800	62
Texas Industries	1,500	47
Thompson Creek Metals *	49,780	509
Universal Stainless & Alloy *	43,700	711
Walter Energy	13,175	477
Wausau Paper	14,700	99
Westlake Chemical (A)	33,910	691
Worthington Industries	18,553	237
WR Grace *	34,721	430

		13,931

Telecommunication Services — 2.1%
AboveNet *	1,100	89
Atlantic Telegraph-Network	13,500	531
Cbeyond * (A)	23,196	333
Cogent Communications Group * (A)	40,410	329
Fairpoint Communications	46,700	28
Global Crossing *	35,400	325
Iowa Telecommunications Services	9,400	118
iPCS *	20,400	305
Neutral Tandem *	74,494	2,199
NTELOS Holdings	27,687	510
PAETEC Holding *	16,428	44
Premiere Global Services *	40,700	441
SBA Communications, Cl A * (A)	78,565	1,928
Syniverse Holdings *	78,160	1,253
tw telecom, Cl A *	76,275	783

		9,216

Utilities — 1.1%
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	51,900	673
Hawaiian Electric Industries	15,900	303
ITC Holdings	32,124	1,457
NorthWestern	17,837	406
Portland General Electric	34,200	666
Unisource Energy	25,000	664
Westar Energy	36,500	685

		4,854

Total Common Stock (Cost $400,588) ($ Thousands)		409,028

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 10.9%
SEI Liquidity Fund, L.P.,
0.690% **†† (D)	50,145,583	$47,135

Total Affiliated Partnership (Cost $50,146) ($ Thousands)		47,135

PREFERRED STOCK — 0.2%
Callaway Golf *	7,600	698

Total Preferred Stock (Cost $755) ($ Thousands)		698

	Number of Warrants
WARRANTS — 0.0%
Oilsands Quest Expires 05/12/11 *	166,200	55
Rentech Expires 04/25/12 * (B) (C)	19,400	1
Titanium Asset Management Expires 06/21/11 * (B) (C)	147,800	92

Total Warrants (Cost $—) ($Thousands)		148

CONVERTIBLE BONDS — 1.0%
Charming Shoppes CV to 65.0233
1.125%, 05/01/14	$1,260	739
Dollar Financial
2.875%, 06/30/27	729	497
Eddie Bauer Holdings
5.250%, 04/01/14 (H)	1,429	139
Human Genome Sciences CV to 64.3211
2.250%, 10/15/11	1,357	821
Hutchinson Technology CV to
33.5121 2.250%, 03/15/10	700	654
Incyte
3.500%, 02/15/11	388	280
Nova BioSource CV to 273.2240
10.000%, 09/30/12	1,771	53
NCI Building Systems CV to 24.9121
2.125%, 11/15/24	871	536
Rentech CV to 249.2522
4.000%, 04/15/13	857	300
World Acceptance
3.000%, 10/01/11 (A)	590	404

Total Convertible Bonds (Cost $5,662) ($ Thousands)		4,423

CORPORATE OBLIGATION — 0.1%
Financials — 0.1%
Scorpio Mining PIPE (B) (C)
7.000%, 05/05/11	462	340

Total Corporate Obligation (Cost $453) ($ Thousands)		340

	Face Amount ($ Thousands)/Shares
CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	17,888,898	17,889

Total Cash Equivalent (Cost $17,889) ($ Thousands)		17,889

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.258%, 12/03/09 (E) (F)	$1,500	1,498

Total U.S. Treasury Obligation (Cost $1,498) ($ Thousands)		1,498

Total Investments — 111.1% (Cost $476,991) ($ Thousands) @		$481,159

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	310	Sep-2009	$(425)

A summary of restricted securities held by the Fund at June 30, 2009, is as follows:

Description	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Rentech Warrant	19,400	4/20/07	4/20/07	$—	$1	0.00%
Scorpio Mining	461,700	5/02/08	5/02/08	453	340	0.08
Titanium Asset PIPE	140,900	06/14/07	06/14/07	845	651	0.15
Titanium Asset Warrant	147,800	06/14/07	06/14/07	—	92	0.02
Thunderbird Resorts PIPE	142,900	11/15/07	11/15/07	1,286	200	0.05
Thunderbird Resorts PIPE	3,200	2/06/08	2/06/08	29	5	0.00
Value Creation	145,600	8/10/06	8/10/06	1,491	599	0.14

				$4,104	$1,888	0.44%

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small Cap Growth Fund

June 30, 2009

Percentages are based on Net Assets of $432,924 ($Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $57,622 ($ Thousands)

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2009 was $1,888 ($ Thousands) and represented 0.44% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2009 was $1,888 ($ Thousands) and represented 0.44% of net Assets.

(D)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2009 was $47,135 ($ Thousands).

(E)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(H)	Security in default on interest payments.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts	designated as “—” are $0 or have been rounded to $0.

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $476,991 ($ Thousands), and the unrealized appreciation and depreciation were $53,044 ($ Thousands) and ($48,876) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$407,573	$1,455	$—	$409,028
Affiliated Partnership	—	47,135	—	47,135
Convertible Bonds	—	4,370	53	4,423
Preferred Stock	—	698	—	698
Corporate Obligation	—	—	340	340
Warrants	—	148	—	148
U.S. Treasury Obligation	—	1,498	—	1,498
Cash Equivalent	17,889	—	—	17,889

Total Investments in Securities	$425,462	$55,304	$393	$481,159

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(425)	$—	$—	$(425)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Convertible Bonds	Corporate Obligations
Beginning balance as of October 1, 2008	$573	$387
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(365)	(47)
Net purchases/sales	(155)	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of June 30, 2009	$53	$340

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.3%
Consumer Discretionary — 15.2%
Aaron Rents	24,013	$716
Abercrombie & Fitch, Cl A	2,700	69
Advance Auto Parts	26,600	1,104
Aeropostale *	2,500	86
American Eagle Outfitters	38,850	550
American Greetings, Cl A	20,300	237
Amerigon *	3,300	20
Ameristar Casinos	15,060	286
AnnTaylor Stores *	15,700	125
Apollo Group, Cl A *	6,800	483
Arbitron	17,700	281
Autoliv	22,200	639
Autonation *	1,400	24
Bally Technologies *	15,200	455
Barnes & Noble	6,200	128
Bed Bath & Beyond *	9,700	298
Belo, Cl A	13,900	25
Big Lots *	34,615	728
BJ’s Restaurants *	1,000	17
Black & Decker	8,000	229
Blyth	500	16
BorgWarner	4,300	147
Brinker International	1,700	29
Brink’s Home Security Holdings *	26,785	758
Brown Shoe	2,700	20
Brunswick	15,100	65
Buckle	2,100	67
Build-A-Bear Workshop *	2,700	12
Cabela’s *	8,000	98
Cablevision Systems, Cl A	11,900	231
Callaway Golf	23,800	121
Capella Education *	700	42
Career Education *	6,700	167
Carmax *	3,100	46
Carter’s *	2,200	54
Cato, Cl A	25,835	451
Centex	53,000	448
Central European Media Enterprises, Cl A *	700	14
Charlotte Russe Holding *	9,400	121
Cheesecake Factory *	1,400	24
Chico’s FAS *	33,945	330
Chipotle Mexican Grill, Cl A *	1,100	88
Christopher & Banks	18,769	126
Cinemark Holdings	15,768	179
CKE Restaurants	1,400	12
CKX *	2,600	18
Coinstar *	1,200	32
Columbia Sportswear	500	15
Cooper Tire & Rubber	11,800	117
Corinthian Colleges *	29,665	502
Cracker Barrel Old Country Store	12,308	343
Darden Restaurants	3,300	109
Deckers Outdoor *	700	49
DeVry	1,800	90
Dick’s Sporting Goods *	28,100	483
Dillard’s, Cl A	3,800	35
DineEquity	800	25
Dollar Tree *	10,300	434
Domino’s Pizza *	9,625	72
DR Horton	9,500	89
DreamWorks Animation SKG, Cl A *	18,925	522
Eastman Kodak	17,500	52
Ethan Allen Interiors	1,100	11
Family Dollar Stores	1,399	40
Finish Line, Cl A	40,110	298
Foot Locker	24,200	253
Fossil *	3,800	92
Fred’s, Cl A	1,900	24
Fuqi International * (A)	2,724	56
GameStop, Cl A *	25,206	555
Gannett	48,064	172
Genesco *	8,000	150
Gentex	2,600	30
Goodyear Tire & Rubber *	4,400	50
Group 1 Automotive	1,200	31
Guess?	800	21
Hanesbrands *	17,700	266
Harte-Hanks	1,800	17
Hasbro	15,800	383
Helen of Troy *	1,000	17
hhgregg *	18,325	278
Hillenbrand	4,800	80
Hooker Furniture	14,700	169
HOT Topic *	6,900	50
Iconix Brand Group *	7,000	108
Insight Enterprises *	23,400	226
Interactive Data	900	21
International Speedway, Cl A	900	23
Interpublic Group *	9,400	47
Isle of Capri Casinos *	3,300	44
ITT Educational Services *	2,859	288
J Crew Group *	6,300	170
Jackson Hewitt Tax Service	4,800	30
Jakks Pacific *	12,500	160
Jarden *	22,221	417
Jo-Ann Stores *	4,970	103
Jones Apparel Group	21,722	233
Journal Communications, Cl A	39,400	41
KB Home	1,800	25
Kenneth Cole Productions, Cl A	1,600	11
Lamar Advertising, Cl A *	1,300	20
Landry’s Restaurants *	7,300	63
Las Vegas Sands * (A)	34,800	273
Leggett & Platt	2,000	31
Lennar, Cl A	2,600	25
Liberty Media - Capital, Ser A *	2,300	31
Liberty Media - Interactive, Cl A *	25,042	125
Life Time Fitness *	800	16
Live Nation *	117,020	569
LKQ *	900	15
Lululemon Athletica *	17,265	225
MDC Holdings	400	12
Men’s Wearhouse	900	17
Meredith	1,900	49
Meritage Homes *	900	17
Morningstar *	300	12
National CineMedia	40,857	562
NetFlix * (A)	11,575	478
New York Times, Cl A	4,800	26
Newell Rubbermaid	27,500	286
Nutri/System	3,500	51

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
NVR *	100	$50
OfficeMax	43,700	274
O’Reilly Automotive *	9,902	377
Orient-Express Hotels, Cl A	6,700	57
Panera Bread, Cl A *	10,265	512
Penn National Gaming *	7,200	209
Penske Auto Group	1,800	30
PEP Boys-Manny Moe & Jack	27,500	279
PetSmart	11,400	245
PF Chang’s China Bistro *	6,200	199
Phillips-Van Heusen	11,380	326
Pinnacle Entertainment *	1,500	14
Polaris Industries	19,200	617
Polo Ralph Lauren	900	48
Pre-Paid Legal Services *	1,800	78
priceline.com *	9,530	1,063
Pulte Homes	3,400	30
RadioShack	32,600	455
RCN *	3,100	19
Red Robin Gourmet Burgers *	13,100	246
Regal Entertainment Group, Cl A	38,300	509
Regis	900	16
Rent-A-Center *	3,686	66
Ross Stores	15,820	611
Ruby Tuesday *	37,800	252
Ryland Group	2,100	35
Saks *	2,600	11
Sauer-Danfoss	1,700	10
Scholastic	23,000	455
Scientific Games, Cl A *	26,354	416
Sealy *	5,500	11
Service International	6,700	37
Shutterfly *	1,700	24
Signet Jewelers	3,000	62
Skechers U.S.A., Cl A *	6,012	59
Smith & Wesson Holding *	47,015	267
Sonic *	1,800	18
Sotheby’s	5,600	79
Speedway Motorsports	800	11
Stage Stores	28,771	319
Stamps.com *	5,500	47
Stanley Works	500	17
Starwood Hotels & Resorts Worldwide	10,600	235
Steak N Shake *	1,800	16
Stewart Enterprises, Cl A	2,900	14
Strayer Education	2,200	480
Systemax *	2,742	33
Tempur-Pedic International	1,600	21
Texas Roadhouse, Cl A *	3,400	37
Thor Industries	900	17
Timberland, Cl A *	900	12
Titan International	3,900	29
Town Sports International Holdings *	4,600	17
Ulta Salon Cosmetics & Fragrance *	1,800	20
Universal Electronics *	1,300	26
VF	1,800	100
WABCO Holdings	700	12
Warnaco Group *	2,610	85
Warner Music Group *	64,100	375
Weight Watchers International	13,700	353
Whirlpool	7,300	311
Williams-Sonoma	7,700	91
WMS Industries *	31,986	1,008
Wolverine World Wide	600	13
World Wrestling Entertainment, Cl A	900	11
Wyndham Worldwide	2,200	27

		32,849

Consumer Staples — 3.4%
Alberto-Culver	7,300	186
American Italian Pasta, Cl A *	15,930	464
Avon Products	6,952	179
Bare Escentuals *	2,300	20
BJ’s Wholesale Club *	17,200	554
Boston Beer, Cl A *	800	23
Cal-Maine Foods	4,324	108
Casey’s General Stores	14,180	364
Central European Distribution *	1,200	32
Central Garden and Pet, Cl A *	7,200	71
Chattem *	700	48
Chiquita Brands International *	18,314	188
Church & Dwight	1,600	87
Constellation Brands, Cl A *	41,700	529
Darling International *	38,210	252
Dean Foods *	100	2
Del Monte Foods	1,600	15
Diamond Foods	1,500	42
Energizer Holdings *	300	16
Flowers Foods	4,750	104
Hansen Natural *	2,925	90
Herbalife	12,100	381
J&J Snack Foods	1,300	47
JM Smucker	7,300	355
Lancaster Colony	1,000	44
Lance	1,400	32
Molson Coors Brewing, Cl B	10,200	432
Nash Finch	2,960	80
Nu Skin Enterprises, Cl A	900	14
Pantry *	5,626	94
Pepsi Bottling Group	12,500	423
PepsiAmericas	7,900	212
Ralcorp Holdings *	4,900	299
Reddy Ice Holdings	5,700	9
Sara Lee	28,700	280
Schiff Nutrition International *	2,200	11
Smithfield Foods *	5,500	77
SUPERVALU	18,000	233
Tootsie Roll Industries	1,030	23
TreeHouse Foods *	9,600	276
Universal	5,700	189
USANA Health Sciences *	400	12
Village Super Market, Cl A	800	24
WD-40	900	26
Whole Foods Market	17,980	341
Winn-Dixie Stores *	12,000	151

		7,439

Energy — 5.0%
Atlas America	1,000	18
Atwood Oceanics *	1,200	30
Berry Petroleum, Cl A	1,600	30
Bill Barrett *	600	17
Cabot Oil & Gas	1,000	31

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Cameron International *	3,550	$100
Carrizo Oil & Gas *	1,100	19
Complete Production Services *	3,100	20
Concho Resources *	15,700	450
Continental Resources *	14,700	408
Core Laboratories	3,400	296
Denbury Resources *	8,900	131
Dresser-Rand Group *	19,540	510
Dril-Quip *	1,200	46
Encore Acquisition *	1,400	43
EXCO Resources *	4,900	63
Exterran Holdings *	9,400	151
FMC Technologies *	15,020	564
Foundation Coal Holdings	6,225	175
General Maritime	6,500	64
Global Industries *	51,300	290
Goodrich Petroleum *	13,000	320
Gulfport Energy *	39,775	272
Helix Energy Solutions Group *	1,800	20
Helmerich & Payne	8,100	250
Hercules Offshore *	17,200	68
Hess	1,100	59
International Coal Group *	3,900	11
ION Geophysical *	50,900	131
Key Energy Services *	3,100	18
Knightsbridge Tankers	1,900	26
Mariner Energy *	1,200	14
Matrix Service *	4,500	52
McMoRan Exploration *	5,900	35
Mitcham Industries *	3,000	16
Murphy Oil	3,852	209
National Oilwell Varco *	1,800	59
Noble	17,500	529
Nordic American Tanker Shipping, Cl US	1,100	35
Oceaneering International *	3,750	169
Oil States International *	700	17
Overseas Shipholding Group	6,800	231
Patriot Coal *	1,980	13
Patterson-UTI Energy	1,500	19
Peabody Energy	1,500	45
PetroHawk Energy *	33,420	745
Pioneer Drilling *	20,200	97
Plains Exploration & Production *	1,125	31
Quicksilver Resources *	1,500	14
Range Resources	9,500	393
Rowan	10,300	199
SEACOR Holdings *	4,800	361
Smith International	1,079	28
Southwestern Energy *	1,000	39
St. Mary Land & Exploration	600	13
Stone Energy *	8,400	62
Sunoco	6,400	149
Superior Energy Services *	3,700	64
Swift Energy *	6,100	102
Tesoro	20,100	256
Tetra Technologies *	61,800	492
Tidewater	7,420	318
Ultra Petroleum *	900	35
USEC *	51,000	271
W&T Offshore	2,850	28
Western Refining	16,400	116
Whiting Petroleum *	10,300	362
Willbros Group *	1,500	19
Williams	3,785	59
World Fuel Services	13,530	558

		10,885

Financials — 13.5%
1st Source	1,000	17
Acadia Realty Trust †	900	12
Advance America Cash Advance Centers	39,200	174
Affiliated Managers Group *	6,300	367
Alexander’s †	100	27
Alexandria Real Estate Equities †	9,000	322
Allied Capital	36,400	127
Allied World Assurance Holdings	7,000	286
AMB Property †	2,100	39
American Campus Communities †	600	13
American Capital	23,600	76
American Financial Group	27,740	599
American National Insurance	700	53
AmeriCredit *	16,900	229
Ameriprise Financial	9,000	218
Amerisafe *	5,300	82
Anworth Mortgage Asset †	39,000	281
Apartment Investment & Management, Cl A †	1,800	16
Arch Capital Group *	300	18
Ares Capital	2,000	16
Argo Group International Holdings *	900	25
Arthur J. Gallagher	900	19
Aspen Insurance Holdings	28,700	641
Associated Banc-Corp	7,000	88
Assured Guaranty	2,600	32
Axis Capital Holdings	1,000	26
Banco Latinoamericano de Exportaciones, Cl E	16,100	200
Bancorpsouth	2,700	55
Bank Mutual	6,700	58
Bank of Hawaii	400	14
Bank of the Ozarks	8,500	184
BioMed Realty Trust †	2,700	28
BlackRock	356	62
BlackRock Kelso Capital	2,400	15
BRE Properties, Cl A †	1,000	24
Brown & Brown	600	12
Calamos Asset Management, Cl A	1,800	25
Camden Property Trust †	600	17
Capstead Mortgage †	6,200	79
Cardinal Financial	1,900	15
CB Richard Ellis Group, Cl A *	42,900	402
Central Pacific Financial	15,700	59
Century Bancorp, Cl A	2,700	50
Chemical Financial	3,900	78
Chimera Investment †	112,800	394
Cincinnati Financial	14,300	320
CIT Group	19,200	41
Clifton Savings Bancorp	4,200	45
CNA Surety *	6,600	89
CoBiz Financial	2,300	15
Colonial Properties Trust †	4,500	33
Columbia Banking System	7,128	73
Comerica	13,600	288

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Commerce Bancshares	1,386	$44
Conseco *	5,300	12
Cousins Properties †	7,100	60
Credit Acceptance *	1,400	30
Cullen/Frost Bankers	300	14
CVB Financial (A)	9,500	57
DCT Industrial Trust †	3,100	13
Delphi Financial Group, Cl A	3,900	76
Developers Diversified Realty †	2,300	11
Digital Realty Trust †	7,700	276
Dime Community Bancshares	1,700	15
Dollar Financial *	1,600	22
Douglas Emmett †	1,400	13
Duke Realty †	1,700	15
EastGroup Properties †	400	13
Eaton Vance	7,579	203
Education Realty Trust †	2,600	11
eHealth *	7,000	124
E-House China Holdings ADR *	16,765	259
EMC Insurance Group	3,020	63
Employers Holdings	3,600	49
Encore Bancshares *	1,200	9
Encore Capital Group *	23,500	311
Endurance Specialty Holdings	11,925	349
Enstar Group *	300	18
Entertainment Properties Trust †	1,000	21
Equity One †	6,000	80
Erie Indemnity, Cl A	1,000	36
Essex Property Trust †	300	19
Everest Re Group	4,400	315
FBL Financial Group, Cl A	2,500	21
FCStone Group *	10,724	42
Federal Agricultural Mortgage, Cl C	16,100	78
Federal Realty Investment Trust †	500	26
Federated Investors, Cl B	1,900	46
FelCor Lodging Trust †	14,529	36
Fifth Street Finance	1,600	16
Financial Federal	14,500	298
Financial Institutions	1,100	15
First American	26,400	684
First Bancorp	27,700	109
First Busey	7,300	54
First Commonwealth Financial	7,400	47
First Financial Bancorp	9,620	72
First Financial Bankshares	4,955	250
First Financial Holdings	1,000	9
First Horizon National	9,521	114
First Midwest Bancorp	11,200	82
First Niagara Financial Group	21,200	242
Flagstone Reinsurance Holdings	6,300	65
Flushing Financial	3,400	32
FNB (Pennsylvania)	6,700	41
Forestar Group *	6,768	80
Franklin Street Properties †	5,800	77
Fulton Financial	43,500	227
GAMCO Investors, Cl A	400	19
Getty Realty †	3,100	58
GFI Group	44,600	301
Glacier Bancorp	10,300	152
Greenhill	500	36
Greenlight Capital Re *	1,400	24
Hancock Holding	4,400	143
Hanover Insurance Group	19,991	762
Harleysville Group	1,200	34
Hatteras Financial †	2,500	71
HCC Insurance Holdings	10,300	247
Health Care †	3,000	102
Healthcare Realty Trust †	700	12
Hercules Technology Growth Capital	21,503	180
Hersha Hospitality Trust †	43,200	107
Highwoods Properties †	500	11
Hilltop Holdings *	5,000	59
Home Properties †	400	14
Horace Mann Educators	6,100	61
Hospitality Properties Trust †	13,800	164
HRPT Properties Trust †	110,400	448
Hudson City Bancorp	2,400	32
Huntington Bancshares	55,900	234
Independence Holding	2,800	18
Independent Bank	800	16
Infinity Property & Casualty	2,900	106
Inland Real Estate †	9,400	66
Interactive Brokers Group, Cl A *	800	12
Invesco	15,600	278
Investment Technology Group *	900	18
Investors Real Estate Trust †	3,100	28
IPC Holdings	11,900	325
Janus Capital Group	1,900	22
Jones Lang LaSalle	400	13
KBW *	7,700	221
Keycorp	91,800	481
Kilroy Realty †	3,175	65
Kite Realty Group Trust †	3,700	11
Knight Capital Group, Cl A *	2,300	39
LaSalle Hotel Properties †	1,400	17
Lazard, Cl A	7,700	207
Lexington Realty Trust †	16,700	57
Liberty Property Trust †	1,700	39
LTC Properties †	4,600	94
M&T Bank (A)	3,569	182
Mack-Cali Realty †	2,000	46
MarketAxess Holdings *	1,200	12
MBIA *	5,600	24
Meadowbrook Insurance Group	46,200	302
Medical Properties Trust †	10,700	65
Mercury General	300	10
MF Global *	5,200	31
MFA Financial †	75,700	524
MGIC Investment	4,000	18
Mid-America Apartment Communities †	300	11
Montpelier Re Holdings	15,200	202
MSCI, Cl A *	12,000	293
National Health Investors †	1,300	35
National Retail Properties †	1,200	21
National Western Life Insurance, Cl A	400	47
Nationwide Health Properties †	12,400	319
Navigators Group *	2,563	114
NBT Bancorp	1,200	26
NewAlliance Bancshares	11,500	132
Northfield Bancorp	800	9
NorthStar Realty Finance †	14,709	42
NYSE Euronext	1,675	46

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Ocwen Financial *	4,200	$54
Old National Bancorp	3,800	37
Omega Healthcare Investors †	5,100	79
One Liberty Properties †	132	1
OneBeacon Insurance Group, Cl A	2,700	31
optionsXpress Holdings	1,400	22
Oriental Financial Group	13,000	126
Park National	2,000	113
Parkway Properties †	4,000	52
PartnerRe	3,900	253
Patriot Capital Funding	4,600	8
People’s United Financial	3,330	50
PHH *	44,551	810
Pinnacle Financial Partners *	1,500	20
Piper Jaffray *	300	13
Platinum Underwriters Holdings	6,900	197
Plum Creek Timber †	1,400	42
Popular	27,300	60
Portfolio Recovery Associates *	400	16
Post Properties †	800	11
Premierwest Bancorp	3,465	12
Presidential Life	1,400	11
PrivateBancorp	900	20
ProAssurance *	1,800	83
Prospect Capital	1,000	9
Prosperity Bancshares	11,300	337
Protective Life	21,700	248
Provident Financial Services	1,100	10
Provident New York Bancorp	1,200	10
Pzena Investment Management, Cl A	5,400	41
RAIT Financial Trust †	42,000	57
Ramco-Gershenson Properties †	2,300	23
Rayonier †	850	31
Redwood Trust †	13,100	193
Regency Centers †	500	17
Regions Financial	51,600	208
RenaissanceRe Holdings	800	37
Resource Capital †	2,600	8
RLI	1,600	72
Roma Financial	900	11
S&T Bancorp	9,200	112
Sandy Spring Bancorp	1,000	15
Santander BanCorp	1,400	10
SeaBright Insurance Holdings *	4,305	44
Selective Insurance Group	7,400	94
Senior Housing Properties Trust †	1,000	16
Sierra Bancorp	800	10
Signature Bank NY *	7,207	195
SL Green Realty †	2,800	64
SLM *	24,700	254
Sovran Self Storage †	3,800	93
St. Joe *	3,751	99
StanCorp Financial Group	11,800	338
Sterling Bancshares	53,700	340
Stewart Information Services	700	10
Strategic Hotels & Resorts †	34,971	39
Stratus Properties *	1,900	12
Sun Communities †	1,400	19
Sunstone Hotel Investors †	28,254	151
SVB Financial Group *	600	16
SWS Group	9,300	130
Tanger Factory Outlet Centers †	800	26
Taubman Centers †	1,400	38
TCF Financial	17,500	234
TD Ameritrade Holding *	10,346	182
Tejon Ranch *	400	11
Tower Group	18,082	448
TradeStation Group *	1,800	15
Transatlantic Holdings	600	26
Trustco Bank NY	25,300	150
Trustmark	1,100	21
UDR †	1,400	14
Umpqua Holdings	5,000	39
United Bankshares	600	12
United Community Banks (A)	10,248	61
United Fire & Casualty	2,600	45
Unitrin	16,700	201
Universal Health Realty Income Trust †	300	9
Unum Group	22,400	355
U-Store-It Trust †	18,300	90
Valley National Bancorp	2,100	25
Ventas †	8,200	245
W Holding (A)	1,900	27
Waddell & Reed Financial, Cl A	700	19
Walter Investment Management * †	657	9
Washington Federal	10,600	138
Washington Real Estate Investment Trust †	500	11
Washington Trust Bancorp	600	11
Waterstone Financial *	4,500	13
Webster Financial	7,700	62
Weingarten Realty Investors †	1,600	23
Westamerica Bancorporation	9,515	472
Westfield Financial	2,625	24
White Mountains Insurance Group	100	23
Whitney Holding	16,099	147
Wilmington Trust	6,800	93
Wintrust Financial	600	10
World Acceptance *	1,300	26
WR Berkley	25,100	539
WSFS Financial	400	11
Zenith National Insurance	1,900	41
Zions Bancorporation	11,800	136

		29,270

Health Care — 13.5%
Abaxis *	2,200	45
Accelrys *	49,200	291
Accuray *	1,900	13
Adolor *	6,200	11
Affymetrix *	3,600	21
Air Methods *	600	16
Albany Molecular Research *	7,800	65
Alexion Pharmaceuticals *	12,390	509
Align Technology *	4,700	50
Allscripts Healthcare Solutions	27,145	431
AMAG Pharmaceuticals *	300	16
Amedisys *	1,900	63
AMERIGROUP *	3,920	105
AMN Healthcare Services *	18,700	119
Amsurg *	2,900	62
Amylin Pharmaceuticals *	2,100	28
Analogic	1,174	43
Angiodynamics *	3,200	42

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Beckman Coulter	3,800	$217
Biogen Idec *	3,400	154
Bio-Rad Laboratories, Cl A *	600	45
Bio-Reference Labs *	500	16
Boston Scientific *	43,500	441
Brookdale Senior Living	1,700	17
Bruker BioSciences *	57,900	536
Cambrex *	88,900	366
Capital Senior Living *	3,600	16
Catalyst Health Solutions *	600	15
Celera *	27,700	211
Celgene *	622	30
Cephalon *	2,321	132
Cerner *	700	44
Charles River Laboratories International *	20,850	704
Chemed	14,564	575
Cigna	7,800	188
Cooper	31,235	772
Corvel *	893	20
Covance *	10,975	540
Coventry Health Care *	28,100	526
Cubist Pharmaceuticals *	2,000	37
Cyberonics *	20,625	343
DaVita *	6,900	341
Dendreon *	2,300	57
Dentsply International	13,500	412
Dionex *	500	31
Discovery Laboratories *	28,000	29
Eclipsys *	1,200	21
Edwards Lifesciences *	9,340	635
Emeritus *	1,400	18
Endo Pharmaceuticals Holdings *	15,900	285
Enzo Biochem *	6,249	28
Enzon Pharmaceuticals *	2,600	20
eResearchTechnology *	13,548	84
ev3 *	1,400	15
Exelixis *	2,200	11
Express Scripts *	700	48
Forest Laboratories *	29,675	745
Gen-Probe *	8,400	361
Gentiva Health Services *	700	11
Genzyme *	1,702	95
Geron *	8,900	68
Greatbatch *	23,087	522
Haemonetics *	700	40
Health Management Associates, Cl A *	15,400	76
Health Net *	43,125	671
Healthsouth *	9,500	137
Healthspring *	1,200	13
Healthways *	800	11
Henry Schein *	200	10
Hill-Rom Holdings	7,400	120
HLTH *	5,900	77
HMS Holdings *	6,755	275
Hologic *	10,684	152
Humana *	4,200	135
Idexx Laboratories *	5,600	259
Illumina *	19,740	769
Immucor *	9,650	133
InterMune *	2,500	38
Intuitive Surgical *	950	156
Inverness Medical Innovations *	19,854	706
IPC The Hospitalist *	10,730	286
Isis Pharmaceuticals *	3,900	64
Kendle International *	2,700	33
Kinetic Concepts *	14,800	403
King Pharmaceuticals *	20,000	193
KV Pharmaceutical, Cl A *	9,800	31
Laboratory Corp of America Holdings *	3,800	258
Landauer	600	37
LHC Group *	3,744	83
Life Technologies *	11,999	501
LifePoint Hospitals *	17,475	459
Ligand Pharmaceuticals, Cl B *	17,205	49
Lincare Holdings *	1,200	28
Magellan Health Services *	9,693	318
Martek Biosciences	6,400	135
Masimo *	9,400	227
Maxygen *	2,800	19
Medicis Pharmaceutical, Cl A	12,800	209
Mednax *	6,743	284
Meridian Bioscience	6,400	145
Merit Medical Systems *	23,330	380
Mettler Toledo International *	400	31
Millipore *	600	42
Molina Healthcare *	500	12
Momenta Pharmaceuticals *	20,285	244
Mylan Laboratories *	40,835	533
Myriad Genetics *	16,790	599
Myriad Pharmaceuticals *	3,773	18
Nektar Therapeutics *	9,000	58
Neogen *	400	12
Nighthawk Radiology Holdings *	3,900	14
Noven Pharmaceuticals *	4,200	60
NuVasive *	8,090	361
Obagi Medical Products *	1,600	12
Odyssey HealthCare *	1,000	10
Omnicell *	1,300	14
Onyx Pharmaceuticals *	2,100	59
Orthofix International *	600	15
OSI Pharmaceuticals *	5,318	150
Owens & Minor	2,685	118
Palomar Medical Technologies *	2,161	32
Par Pharmaceutical *	2,170	33
Parexel International *	38,300	551
Patterson *	12,100	263
PDL BioPharma	1,400	11
PerkinElmer	2,800	49
Perrigo	10,800	300
Pharmaceutical Product Development	6,300	146
PharMerica *	30,700	603
Phase Forward *	18,940	286
Providence Service *	2,800	31
PSS World Medical *	1,400	26
RehabCare Group *	700	17
Res-Care *	700	10
ResMed *	10,281	419
Rigel Pharmaceuticals *	1,300	16
Savient Pharmaceuticals *	16,210	225
Seattle Genetics *	2,600	25
Sepracor *	2,600	45
Sirona Dental Systems *	20,519	410

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Somanetics *	5,142	$85
STERIS	1,700	44
Sun Healthcare Group *	18,100	153
Symmetry Medical *	34,887	325
Techne	4,100	262
Tenet Healthcare *	14,100	40
Theravance *	2,300	34
Thermo Fisher Scientific *	1,600	65
Thoratec *	16,800	450
TomoTherapy *	20,700	57
TranS1 *	1,500	9
Universal Health Services, Cl B	400	20
US Physical Therapy *	900	13
Valeant Pharmaceuticals International *	4,500	116
Varian *	14,976	590
Varian Medical Systems *	7,600	267
VCA Antech *	7,800	208
Vertex Pharmaceuticals *	8,800	314
Viropharma *	12,700	75
Volcano *	2,000	28
Waters *	1,425	73
Watson Pharmaceuticals *	9,800	330
WellCare Health Plans *	800	15
Zoll Medical *	3,500	68

		29,133

Industrials — 14.2%
AAON	1,500	30
Actuant, Cl A	5,663	69
Acuity Brands	7,334	206
Aecom Technology *	900	29
AGCO *	1,700	49
Aircastle	10,200	75
Airtran Holdings *	2,900	18
Albany International, Cl A	1,900	22
Alexander & Baldwin	2,539	60
Allegiant Travel, Cl A *	6,560	260
Alliant Techsystems *	788	65
American Commercial Lines *	725	11
American Science & Engineering	400	27
American Superconductor *	2,200	58
Ametek	6,450	223
Ampco-Pittsburgh	8,000	188
AMR *	4,000	16
AO Smith	9,200	300
Apogee Enterprises	16,300	201
Arkansas Best	6,900	182
Atlas Air Worldwide Holdings *	800	18
Badger Meter	6,790	278
Baldor Electric	900	21
Barnes Group	1,100	13
BE Aerospace *	1,400	20
Beacon Roofing Supply *	25,150	364
Belden	1,000	17
Blount International *	3,175	27
Bowne	16,121	105
Briggs & Stratton	25,100	335
Brink’s	34,585	1,004
Bucyrus International, Cl A	7,800	223
C.H. Robinson Worldwide	2,300	120
Carlisle	600	14
Ceradyne *	2,500	44
Chart Industries *	26,055	474
Clarcor	100	3
CNH Global	3,060	43
Colfax *	7,500	58
Columbus McKinnon *	3,949	50
Con-way	600	21
Copart *	600	21
Corporate Executive Board	700	15
Corrections Corp of America *	16,800	285
Crane	18,100	404
Cummins	9,200	324
Curtiss-Wright	900	27
Danaos	12,400	40
Delta Air Lines *	18,725	108
Deluxe	30,900	396
Dollar Thrifty Automotive Group *	6,300	88
Donaldson	600	21
Dun & Bradstreet	7,193	584
Dycom Industries *	8,300	92
Eagle Bulk Shipping	11,800	55
EMCOR Group *	20,814	419
EnergySolutions	4,400	41
EnerNOC *	1,300	28
EnerSys *	12,315	224
Ennis	3,200	40
EnPro Industries *	11,900	214
Equifax	9,098	237
ESCO Technologies *	10,910	489
Esterline Technologies *	11,200	303
Evergreen Solar *	4,800	10
Fastenal	5,748	191
Flowserve	1,100	77
Force Protection *	8,700	77
Forward Air	600	13
Foster Wheeler *	10,700	254
FTI Consulting *	10,100	512
Fushi Copperweld *	6,400	53
G&K Services	600	13
Gardner Denver *	16,400	413
GATX	4,700	121
GenCorp *	9,825	19
General Cable *	700	26
Genesee & Wyoming, Cl A *	8,800	233
Geo Group *	5,088	95
GeoEye *	500	12
Goodrich	9,400	470
Gorman-Rupp	1,250	25
Graco	600	13
GrafTech International *	4,600	52
H&E Equipment Services *	3,675	34
Harsco	3,200	91
Heartland Express	600	9
HEICO CORP	7,055	256
Heidrick & Struggles International	700	13
Herman Miller	1,500	23
Hertz Global Holdings *	4,900	39
Hexcel *	1,400	13
HNI	1,400	25
Hubbell, Cl B	21,900	702
Huron Consulting Group *	11,230	519
ICT Group *	2,100	18
IDEX	4,800	118
IHS, Cl A *	13,500	673

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Interline Brands *	1,300	$18
International Shipholding	5,600	151
ITT	11,400	507
Jacobs Engineering Group *	4,149	175
JB Hunt Transport Services	2,900	89
John Bean Technologies	777	10
Joy Global	1,800	64
Kaman	3,107	52
Kansas City Southern *	30,300	488
KBR	22,300	411
Kelly Services, Cl A	14,000	153
Kennametal	12,000	230
Kirby *	13,804	439
Ladish *	24,909	323
Landstar System	600	22
Layne Christensen *	700	14
Lennox International	2,400	77
Lincoln Electric Holdings	2,905	105
Lindsay	2,000	66
Lydall *	4,500	15
MasTec *	33,550	393
Middleby *	400	18
Mine Safety Appliances	5,500	133
Monster Worldwide *	1,600	19
Moog, Cl A *	2,300	59
MPS Group *	1,600	12
MSC Industrial Direct, Cl A	100	3
Mueller Industries	12,900	268
NACCO Industries, Cl A	400	11
Navigant Consulting *	19,423	251
Navistar International *	8,700	379
NCI Building Systems * (A)	28,000	74
Nordson	300	12
Northwest Pipe *	6,100	212
Old Dominion Freight Line *	1,350	45
Orbital Sciences *	14,300	217
Oshkosh Truck	10,200	148
Pacer International	12,405	28
Pall	21,000	558
Parker Hannifin	5,900	253
Park-Ohio Holdings *	2,900	10
Pentair	7,900	202
Quanex Building Products	1,200	13
Quanta Services *	24,466	566
Resources Connection *	39,512	678
Robert Half International	1,400	33
Rollins	1,100	19
Roper Industries	400	18
RSC Holdings *	1,700	11
Ryder System	29,100	812
School Specialty *	700	14
Seaboard	89	100
Shaw Group *	1,100	30
Skywest	11,800	120
SPX	5,300	260
Standard Register	5,164	17
Steelcase, Cl A	4,600	27
Stericycle *	8,810	454
SYKES Enterprises *	54,337	983
Taser International *	2,400	11
Tecumseh Products, Cl A *	30,800	299
Teledyne Technologies *	13,400	439
Teleflex	2,700	121
Tetra Tech *	14,400	413
Textron	39,400	381
Thomas & Betts *	12,900	372
Timken	8,700	149
Titan Machinery *	3,200	41
TransDigm Group *	9,255	335
Triumph Group	3,900	156
UAL *	35,600	114
Ultralife *	2,500	18
United Rentals *	12,905	84
United Stationers *	6,821	238
Universal Forest Products	2,200	73
URS *	9,600	475
US Airways Group *	58,388	142
USG *	1,100	11
UTI Worldwide *	15,900	181
Valmont Industries	200	14
Vicor	2,300	17
Wabtec	10,137	326
Waste Connections *	8,534	221
Watsco	1,300	64
Watson Wyatt Worldwide, Cl A	1,300	49
WESCO International *	500	12

		30,633

Information Technology — 19.3%
3Com *	46,900	221
Activision Blizzard *	1,500	19
Advanced Analogic Technologies *	14,575	67
Advanced Energy Industries *	1,400	13
Advanced Micro Devices *	7,300	28
Advent Software *	8,395	275
Agilysys	2,800	13
Akamai Technologies *	11,106	213
Alliance Data Systems * (A)	17,555	723
Alliance Semiconductor	31,300	10
Amkor Technology *	8,400	40
Amphenol, Cl A	10,600	335
Analog Devices	9,800	243
Anixter International *	7,500	282
Ansys *	9,900	309
Applied Micro Circuits *	46,725	380
Ariba *	2,700	27
ARM Holdings ADR	94,600	565
Arris Group *	34,300	417
Arrow Electronics *	1,900	40
Art Technology Group *	63,060	240
Atheros Communications *	2,200	42
Atmel *	7,400	28
ATMI *	800	12
Autodesk *	1,000	19
Avnet *	10,000	210
Benchmark Electronics *	19,000	274
BigBand Networks *	2,000	10
Black Box	5,800	194
Blackbaud	1,000	16
Blackboard *	14,235	411
Blue Coat Systems *	1,100	18
BMC Software *	1,700	57
Brightpoint *	12,538	79
Broadridge Financial Solutions	27,800	461
Brocade Communications Systems *	88,600	693

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Cadence Design Systems *	74,535	$440
Checkpoint Systems *	6,577	103
Ciber *	13,963	43
Ciena *	1,200	12
Cirrus Logic *	9,529	43
Citrix Systems *	4,721	151
Cognex	19,000	268
Cognizant Technology Solutions, Cl A *	1,800	48
Cogo Group *	5,200	31
CommScope *	900	24
Computer Sciences *	9,800	434
Compuware *	1,600	11
Comtech Telecommunications *	4,300	137
Comverge *	25,465	308
Comverse Technology *	74,400	636
Concur Technologies *	10,200	317
Convergys *	27,500	255
Cree *	3,349	98
CSG Systems International *	10,734	142
CTS	62,288	408
Cybersource *	1,100	17
Cymer *	1,901	56
Cypress Semiconductor *	3,500	32
Daktronics	4,000	31
DealerTrack Holdings *	1,000	17
Deltek *	3,200	14
DG FastChannel *	800	15
Diebold	7,075	186
Digital River *	500	18
Diodes *	1,800	28
Dolby Laboratories, Cl A *	12,800	477
DST Systems *	3,100	115
Echelon *	900	8
EchoStar, Cl A *	2,900	46
Electronics for Imaging *	6,290	67
Emulex *	1,900	19
Equinix *	5,200	378
Euronet Worldwide *	1,400	27
F5 Networks *	20,380	705
Factset Research Systems (A)	10,685	533
Fair Isaac	29,500	456
Fidelity National Information Services	400	8
Flir Systems *	9,160	207
Formfactor *	800	14
Forrester Research *	900	22
Gartner *	39,010	595
Genpact *	1,200	14
Global Payments	800	30
GSI Commerce *	77,895	1,110
Harmonic *	2,000	12
Harris Stratex Networks, Cl A *	198	1
Heartland Payment Systems	21,160	203
Hewitt Associates, Cl A *	3,234	96
Hughes Communications *	1,200	27
IAC *	6,050	97
Ikanos Communications *	54,800	88
Informatica *	2,900	50
Ingram Micro, Cl A *	6,642	116
Integral Systems *	6,172	51
InterDigital *	1,300	32
Intermec *	3,801	49
International Rectifier *	1,600	24
Intuit *	4,100	115
Iron Mountain *	17,320	498
Itron *	600	33
Jabil Circuit	47,507	353
Jack Henry & Associates	2,200	46
JDA Software Group *	10,200	153
JDS Uniphase *	2,700	16
Juniper Networks *	10,554	249
Kenexa *	10,700	124
Keynote Systems *	29,000	222
Lam Research *	7,250	188
Lawson Software *	136,446	761
Lender Processing Services	6,850	190
Lexmark International, Cl A *	19,900	315
Limelight Networks *	3,000	13
Linear Technology	5,600	131
LoopNet *	1,700	13
Loral Space & Communications *	800	21
LSI Logic *	87,300	398
Macrovision Solutions *	524	11
Mantech International, Cl A *	900	39
MAXIMUS	1,400	58
Maxwell Technologies *	7,200	100
McAfee *	400	17
Measurement Specialties *	2,900	20
MEMC Electronic Materials *	21,525	383
Mentor Graphics *	2,400	13
Mercury Computer Systems *	28,700	266
Merrimac Industries *	4,200	36
Metavante Technologies *	800	21
Methode Electronics	46,156	324
Micrel	10,900	80
Micros Systems *	800	20
Microsemi *	49,272	680
MicroStrategy, Cl A *	200	10
Microtune *	7,735	18
MKS Instruments *	600	8
Molex	6,000	93
Monolithic Power Systems *	4,628	104
Move *	44,345	96
MSC Software *	2,000	13
MTS Systems	7,719	159
National Semiconductor	2,900	36
NCR *	12,925	153
Netgear *	2,100	30
NetSuite *	1,400	17
NeuStar, Cl A *	1,200	27
NIC	3,700	25
Novatel Wireless *	12,100	109
Novell *	36,500	165
Novellus Systems *	1,600	27
Nuance Communications *	1,500	18
Omniture *	74,979	942
Omnivision Technologies *	1,400	15
ON Semiconductor *	11,400	78
Open Text *	11,825	431
Orckit Communications *	29,500	100
Palm *	1,700	28
Parametric Technology *	1,400	16
Pegasystems	10,710	283
Perfect World ADR *	19,865	568
Plantronics	1,100	21

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Plexus *	1,200	$25
PMC - Sierra *	132,170	1,052
Polycom *	15,300	310
Power Integrations	500	12
QLogic *	34,865	442
Quest Software *	1,400	20
Radisys *	4,300	39
Radware *	21,000	162
Rambus *	1,900	29
RealNetworks *	11,200	33
Red Hat *	2,400	48
Riverbed Technology *	1,000	23
Rofin-Sinar Technologies *	700	14
S1 *	3,900	27
SAIC *	400	7
Salesforce.com *	800	31
Sapient *	72,973	459
SAVVIS *	1,900	22
Scansource *	3,200	78
Seachange International *	39,200	315
Semtech *	3,100	49
Sigma Designs *	900	14
Silicon Graphics International *	2,400	11
Silicon Laboratories *	3,550	135
SkillSoft ADR *	169,262	1,320
Skyworks Solutions *	55,400	542
Sohu.com *	6,060	381
Solera Holdings *	45,283	1,150
SonicWALL *	2,600	14
Standard Microsystems *	1,200	24
Sun Microsystems *	25,900	239
Supertex *	900	23
Sybase *	3,300	103
Symyx Technologies *	4,703	28
Synaptics * (A)	13,590	525
SYNNEX *	1,918	48
Synopsys *	3,553	69
Syntel	1,400	44
Take-Two Interactive Software	14,700	139
Taleo, Cl A *	3,892	71
Tech Data *	13,500	442
Technitrol	19,700	127
Tekelec *	55,900	941
TeleCommunication Systems, Cl A *	38,975	277
TeleTech Holdings *	18,189	275
Tellabs *	7,100	41
Teradata *	9,200	216
Tessera Technologies *	900	23
THQ *	1,400	10
TIBCO Software *	77,300	554
TiVo *	34,400	361
Total System Services	13,900	186
Trimble Navigation *	5,500	108
Ultimate Software Group *	600	15
Ultratech *	21,400	263
United Online	26,500	172
Utstarcom *	68,200	111
Valueclick *	9,600	101
Varian Semiconductor Equipment Associates *	12,775	306
Veeco Instruments *	5,571	65
Verigy *	12,700	155
Verint Systems *	32,900	339
Viasat *	900	23
Virtusa *	1,600	13
Vishay Intertechnology *	46,900	318
VistaPrint *	10,063	429
Western Digital *	16,300	432
Wright Express *	16,599	423
Zebra Technologies, Cl A *	1,000	24
Zoran *	46,700	509

		41,817

Materials — 5.3%
Airgas	27,470	1,113
AK Steel Holding	12,200	234
Albemarle	13,800	353
Allegheny Technologies	700	25
Alpha Natural Resources *	9,265	243
AM Castle	8,068	98
Aptargroup	2,200	74
Ashland	2,600	73
Ball	300	14
Cabot	5,169	65
Celanese, Ser A	8,500	202
Century Aluminum *	22,200	138
China Green Agriculture *	7,900	64
Commercial Metals	10,369	166
Compass Minerals International	1,100	60
Crown Holdings *	36,300	876
Cytec Industries	19,000	354
Eagle Materials	600	15
Eastman Chemical	11,200	424
Ecolab	9,900	386
FMC	18,117	857
General Steel Holdings *	10,678	42
Greif, Cl A	900	40
H.B. Fuller	10,500	197
Harry Winston Diamond	20,800	124
Headwaters *	25,223	85
Huntsman	10,000	50
Innophos Holdings	2,300	39
Innospec	4,200	45
Koppers Holdings	3,719	98
Lubrizol	9,400	445
Martin Marietta Materials	100	8
Mosaic	500	22
Nalco Holding	13,400	226
Neenah Paper	5,042	44
NewMarket	892	60
Owens-Illinois *	10,300	289
Packaging Corp of America	800	13
Pactiv *	9,400	204
PolyOne *	37,100	101
Reliance Steel & Aluminum	10,000	384
Rock-Tenn, Cl A	1,700	65
Rockwood Holdings *	13,100	192
Royal Gold	900	38
RPM International	1,600	22
Schnitzer Steel Industries, Cl A	2,800	148
Schulman A	21,122	319
Schweitzer-Mauduit International	1,500	41
Scotts Miracle-Gro, Cl A	9,090	319
Sealed Air	700	13
Sensient Technologies	6,800	153

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Sigma-Aldrich	500	$25
Silgan Holdings	5,510	270
Sims Metal Management ADR	1,435	30
Solutia *	11,500	66
Stillwater Mining *	9,300	53
Temple-Inland	2,300	30
Terra Industries	9,000	218
Texas Industries	500	15
Thompson Creek Metals *	26,950	275
Titanium Metals	6,000	55
United States Steel	1,400	50
Walter Energy	3,600	131
Westlake Chemical	16,725	341
Worthington Industries	8,000	102
WR Grace *	4,500	56

		11,377

Telecommunication Services — 1.5%
Alaska Communications Systems Group	18,870	138
American Tower, Cl A *	1,015	32
CenturyTel	3,100	95
Cincinnati Bell *	4,400	12
Cogent Communications Group *	22,090	180
Consolidated Communications Holdings	1,000	12
Embarq	11,700	492
General Communication, Cl A *	5,600	39
Global Crossing *	1,400	13
Iowa Telecommunications Services	8,015	100
Leap Wireless International *	700	23
Neutral Tandem *	13,178	389
NII Holdings *	27,400	523
PAETEC Holding *	6,400	17
Price Communication *	3,800	—
SBA Communications, Cl A *	42,825	1,051
tw telecom , Cl A *	13,390	138
USA Mobility	2,700	34

		3,288

Utilities — 4.4%
AGL Resources	2,600	83
Allegheny Energy	10,400	267
Alliant Energy	13,200	345
American Water Works	12,200	233
Black Hills	3,085	71
California Water Service Group	900	33
Centerpoint Energy	36,200	401
CH Energy Group	1,800	84
Chesapeake Utilities	400	13
Cleco	13,000	291
CMS Energy	77,400	935
Connecticut Water Service	500	11
Consolidated Water	1,200	19
DPL	12,300	285
El Paso Electric *	4,700	66
Empire District Electric	8,731	144
Energen	2,800	112
Equities	10,754	375
Great Plains Energy	1,600	25
Hawaiian Electric Industries	17,500	334
ITC Holdings	1,000	45
Laclede Group	2,575	85
MDU Resources Group	5,300	101
MGE Energy	700	23
Mirant *	19,400	305
National Fuel Gas	2,400	87
New Jersey Resources	750	28
NiSource	30,600	357
Northeast Utilities	19,500	435
Northwest Natural Gas	400	18
NorthWestern	27,225	620
NSTAR	300	10
NV Energy	2,100	23
Oneok	600	18
Ormat Technologies	8,700	351
Pepco Holdings	12,500	168
Piedmont Natural Gas	4,300	104
Pinnacle West Capital	7,800	235
PNM Resources	1,700	18
Portland General Electric	14,370	280
PPL	1,900	63
Questar	3,100	96
RRI Energy *	48,438	243
SCANA	4,800	156
Sempra Energy	1,600	79
Southern Union	34,500	634
Southwest Water	2,600	14
TECO Energy	1,800	21
UGI	8,400	214
UIL Holdings	700	16
Unisource Energy	4,800	127
Westar Energy	14,600	274
WGL Holdings	600	19
Wisconsin Energy	1,900	77

		9,471

Total Common Stock (Cost $214,522) ($ Thousands)		206,162

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P.,
0.690% **††(B)	2,461,439	2,277

Total Affiliated Partnership (Cost $2,461) ($ Thousands)		2,277

CLOSED-END FUND — 0.0%
Kayne Anderson Energy Development	800	11

Total Closed-End Fund (Cost $9) ($ Thousands)		11

	Number of Warrants
WARRANTS — 0.0%
Washington Mutual Expires 01/03/03*	85,900	1

Total Warrants (Cost $18) ($ Thousands)		1

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	9,662,477	$9,662

Total Cash Equivalent (Cost $9,662) ($ Thousands)		9,662

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bills
0.258%, 12/03/09 (C) (D)	$1,100	1,099

Total U.S. Treasury Obligation (Cost $1,099) ($ Thousands)		1,099

Total Investments — 101.3% (Cost $227,771) ($ Thousands) @		$219,212

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	99	Sep-2009	$(142)
S&P Mid 400 Index E-MINI	74	Sep-2009	(117)

			$(259)

Percentages are based on Net Assets of $216,376 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $2,393 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2009 was $2,277 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $227,771 ($ Thousands), and the unrealized appreciation and depreciation were $23,182 ($ Thousands) and ($31,741) ($ Thousands), respectively.

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$206,162	$—	$—	$206,162
Affiliated Partnership	—	2,277	—	2,277
Closed-End Fund	11	—	—	11
Warrant	1	—	—	1
U.S. Treasury Obligation	—	1,099	—	1,099
Cash Equivalent	9,662	—	—	9,662

Total Investments in Securities	$215,836	$3,376	$—	$219,212

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(259)	$—	$—	$(259)
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 84.2%
Consumer Discretionary — 10.3%
Aaron Rents	3,374	$101
Abercrombie & Fitch, Cl A	1,150	29
Advance Auto Parts	3,815	158
Aeropostale *	600	21
American Eagle Outfitters	10,400	147
Ameristar Casinos	6,200	118
AnnTaylor Stores *	4,150	33
Asbury Automotive Group	6,900	71
ATC Technology *	3,800	55
Autonation *	2,568	45
Bally Technologies *	3,900	117
Barnes & Noble	1,325	27
Bed Bath & Beyond *	1,155	36
Big Lots *	1,900	40
Brown Shoe	9,039	65
Buckle	1,875	60
Callaway Golf	10,660	54
Career Education *	5,498	137
Carter’s *	5,783	142
Cato, Cl A	13,911	243
CEC Entertainment *	8,905	263
Centex	22,975	194
Charlotte Russe Holding *	7,170	92
Childrens Place Retail Stores *	808	21
Chipotle Mexican Grill, Cl A *	225	18
Christopher & Banks	7,025	47
Cinemark Holdings	18,824	213
CKE Restaurants	1,159	10
Cooper Tire & Rubber	10,014	99
Corinthian Colleges *	1,450	25
Cracker Barrel Old Country Store	6,085	170
CSS Industries	200	4
Deckers Outdoor *	215	15
DeVry	755	38
Dick’s Sporting Goods *	8,200	141
DineEquity	1,500	47
Discovery Communications, Cl A *	514	12
DISH Network, Cl A *	1,000	16
Dollar Tree *	2,370	100
Domino’s Pizza *	3,521	26
Dorman Products *	400	6
DR Horton	14,315	134
DreamWorks Animation SKG, Cl A *	5,130	142
DSW, Cl A *	11,500	113
Eastman Kodak	4,650	14
Entercom Communications	8,484	13
Exide Technologies *	11,300	42
Family Dollar Stores	1,100	31
Federal Mogul, Cl A *	5,800	55
Foot Locker	23,478	246
Fossil *	1,097	26
Fred’s, Cl A	825	10
Fuqi International *	1,197	25
Gannett	20,733	74
Gildan Activewear *	6,250	93
Group 1 Automotive	819	21
H&R Block	4,059	70
Hasbro	1,388	34
hhgregg *	3,800	58
Hillenbrand	945	16
Iconix Brand Group *	2,500	38
Insight Enterprises *	3,909	38
Isle of Capri Casinos *	1,500	20
ITT Educational Services *	930	94
J Crew Group *	2,275	61
Jackson Hewitt Tax Service	2,050	13
Jo-Ann Stores *	3,855	80
Jones Apparel Group	12,681	136
Liberty Media - Interactive, Cl A *	10,800	54
Limited Brands	4,276	51
Live Nation *	6,085	30
M/I Homes	5,200	51
McGraw-Hill	1,839	55
MDC Holdings	2,196	66
MGM Mirage *	9,563	61
National CineMedia	563	8
National Presto Industries	180	14
NetFlix *	3,000	124
Nutri/System	1,525	22
NVR *	170	85
O’Charleys	3,670	34
OfficeMax	16,600	104
O’Reilly Automotive *	614	23
Papa John’s International *	1,633	40
Penn National Gaming *	4,150	121
Phillips-Van Heusen	2,265	65
Polaris Industries	923	30
Pulte Homes	6,516	58
RadioShack	3,625	51
RCN *	13,435	80
Regis	9,750	170
Rent-A-Center *	9,486	169
Retail Ventures *	37,788	82
Ross Stores	4,579	177
Ryland Group	4,886	82
Shutterfly *	12,383	173
Skechers U.S.A., Cl A *	2,632	26
Sonic Automotive, Cl A	4,200	43
Sotheby’s	1,855	26
Spartan Motors	10,688	121
Stage Stores	8,932	99
Stamps.com *	2,195	19
Standard-Pacific *	19,926	40
Stanley Works	1,250	42
Starwood Hotels & Resorts Worldwide	4,498	100
Stein Mart *	2,161	19
Strayer Education	410	89
Systemax *	1,160	14
Tempur-Pedic International	4,300	56
Thunderbird Resorts PIPE * (A) (B) (F)	15,300	21
Thunderbird Resorts PIPE * (A) (B)	1,700	2
Tractor Supply *	3,260	135
Universal Electronics *	565	11
WABCO Holdings	1,042	18
Warnaco Group *	885	29
Warner Music Group *	10,325	60
Williams-Sonoma	3,325	39
WMS Industries *	4,094	129
Wyndham Worldwide	4,400	53

		8,224

Consumer Staples — 3.0%
Andersons	800	24

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Avon Products	3,010	$78
Cal-Maine Foods	445	11
Casey’s General Stores	1,725	44
Central Garden and Pet, Cl A *	6,831	67
Chiquita Brands International *	6,193	64
Coca-Cola Bottling Consolidated	400	22
Coca-Cola Enterprises	3,161	53
Constellation Brands, Cl A *	4,293	54
Cosan SA Industria e Comercio (Brazil) *	16,700	122
Darling International *	2,800	18
Dean Foods *	14,216	273
Del Monte Foods	16,415	154
Energizer Holdings *	6	0
Flowers Foods	7,675	168
Genting Plantation (Malaysia)	57,000	89
Hansen Natural *	2,378	73
Herbalife	375	12
HQ Sustainable Maritime Industries *	1,200	11
J&J Snack Foods	1,132	41
Lance	6,000	139
Lorillard	2,447	166
Nash Finch	1,132	31
NBTY *	4,750	134
Nu Skin Enterprises, Cl A	3,642	56
Pantry *	6,332	105
Prestige Brands Holdings *	7,978	49
Ralcorp Holdings *	1,269	77
Smithfield Foods *	1,950	27
Spartan Stores	192	2
Vector Group	4,404	63
Viterra, Cl Common Subscription Recei *	10,000	87
Weis Markets	1,818	61
Zhongpin *	3,200	33

		2,408

Energy — 3.8%
BJ Services	2,720	37
BPZ Energy PIPE *	9,600	47
BPZ Resources *	15,300	75
Cameron International *	3,974	112
Carrizo Oil & Gas *	3,986	68
Cimarex Energy	3,800	108
Comstock Resources *	2,012	66
Contango Oil & Gas *	500	21
Continental Resources *	2,400	67
CVR Energy *	12,556	92
Denbury Resources *	3,845	57
Dresser-Rand Group *	8,454	221
Encore Acquisition *	3,603	111
ENSCO International	1,871	65
EXCO Resources *	3,850	50
Exterran Holdings *	3,525	57
Foundation Coal Holdings	1,010	28
Frontier Oil	5,130	67
Gulfport Energy *	900	6
Hornbeck Offshore Services *	3,911	84
Infinity Bio-Energy *	75,407	1
Key Energy Services *	13,702	79
Mahalo Energy *	77,500	—
Matrix Service *	4,300	49
Murphy Oil	1,655	90
Oceaneering International *	1,185	54
Oilsands Quest *	113,100	109
Oilsands Quest PIPE *	3,500	3
PetroHawk Energy *	1,345	30
Pioneer Drilling *	732	3
Plains Exploration & Production *	480	13
Pride International *	2,639	66
Rentech *	59,000	34
Rosetta Resources *	7,500	66
Superior Energy Services *	1,320	23
T-3 Energy Services, Cl 3 *	3,858	46
Tesoro	6,060	77
Tidewater	1,325	57
Uranium Participation (Canada) *	6,100	39
Venoco *	9,600	74
W&T Offshore	15,940	155
Western Refining	9,909	70
Westmoreland Coal *	1,100	9
Whiting Petroleum *	3,155	111
Willbros Group *	5,211	65
Williams	1,635	26
World Fuel Services	7,087	292

		3,080

Financials — 16.7%
Advance America Cash Advance Centers	15,309	68
Affiliated Managers Group *	600	35
Agree Realty †	1,300	24
Alexander’s †	247	67
Alexandria Real Estate Equities †	1,219	44
Allied World Assurance Holdings	1,700	69
AMBAC Financial Group	5,251	5
American Campus Communities †	9,860	219
American Financial Group	15,693	339
Ameriprise Financial	2,266	55
Amerisafe *	2,300	36
Annaly Capital Management †	929	14
Anworth Mortgage Asset †	66,162	477
Arch Capital Group *	4,080	239
Aspen Insurance Holdings	4,850	108
Associated Banc-Corp	2,478	31
Assured Guaranty	6,638	82
Astoria Financial	1,600	14
Axis Capital Holdings	4,100	107
Bancorpsouth	3,501	72
Bank Mutual	2,875	25
Bank of Hawaii	1,819	65
Bank of the Ozarks	3,100	67
BioMed Realty Trust †	1,200	12
BlackRock	142	25
BlackRock Kelso Capital	1,900	12
Brasil Brokers Participacoes	92,400	133
Calamos Asset Management, Cl A	3,274	46
Camden National	698	24
Capitol Federal Financial	1,963	75
Capstead Mortgage †	14,955	190
Cardinal Financial	11,500	90
Central Pacific Financial	7,457	28
Chemical Financial	1,600	32
Cincinnati Financial	925	21
CIT Group	8,300	18
CNA Surety *	4,039	54
Cogdell Spencer †	25,500	109

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Colonial Properties Trust †	4,200	$31
Columbia Banking System	2,929	30
Cullen/Frost Bankers	1,718	79
CVB Financial	4,120	25
Delphi Financial Group, Cl A	5,396	105
Developers Diversified Realty †	12,454	61
Digital Realty Trust †	2,260	81
Dollar Financial *	10,200	141
Duff & Phelps	6,800	121
DuPont Fabros Technology †	7,300	69
Eaton Vance	3,250	87
eHealth *	2,745	48
EMC Insurance Group	1,325	28
Employers Holdings	1,550	21
Endurance Specialty Holdings	2,012	59
Equity Lifestyle Properties †	3,321	123
Equity One †	2,125	28
Extra Space Storage †	14,507	121
Ezcorp, Cl A *	2,960	32
FCStone Group *	4,620	18
Federated Investors, Cl B	3,814	92
FelCor Lodging Trust †	3,652	9
Fidelity National Financial, Cl A	6,008	81
Financial Federal	3,880	80
First Bancorp	600	9
First Cash Financial Services *	3,204	56
First Commonwealth Financial	7,383	47
First Community Bancshares	600	8
First Financial Bancorp	15,053	113
First Horizon National	13,923	167
First Mercury Financial	797	11
First Midwest Bancorp	5,217	38
First Niagara Financial Group	1,875	21
First Potomac Realty Trust †	10,912	106
FirstMerit	5,595	95
Flagstone Reinsurance Holdings	2,300	24
Flushing Financial	780	7
FNB (Pennsylvania)	3,015	19
Forest City Enterprises, Cl A	4,300	28
Forestar Group *	2,930	35
General Shopping Brasil (Brazil) *	35,900	70
Genworth Financial, Cl A	2,600	18
Getty Realty †	6,439	122
GFI Group	5,275	36
Gluskin Sheff + Associates (Canada)	4,500	62
Great Southern Bancorp	1,456	30
Grubb & Ellis	115,000	92
Hallmark Financial Services *	1,080	8
Hancock Holding	4,547	148
Hanover Insurance Group	6,620	252
Hatteras Financial †	5,750	164
Health Care †	4,369	149
Home Bancshares	1,500	29
Hospitality Properties Trust †	6,600	78
HRPT Properties Trust †	16,892	69
Hudson City Bancorp	4,853	65
Huntington Bancshares	5,511	23
IBERIABANK	990	39
Infinity Property & Casualty	1,250	46
Inland Real Estate †	9,425	66
Interactive Brokers Group, Cl A *	3,900	61
Investment Technology Group *	7,407	151
Investors Real Estate Trust †	13,000	116
Kansas City Life Insurance	2,600	70
KBW *	2,251	65
Kilroy Realty †	1,350	28
Knight Capital Group, Cl A *	16,116	275
LTC Properties †	1,715	35
M&T Bank	880	45
Mack-Cali Realty †	3,300	75
Meadowbrook Insurance Group	11,831	77
Medallion Financial	1,200	9
MFA Financial †	55,506	384
MGIC Investment	5,597	25
MSCI, Cl A *	1,295	32
National Financial Partners	10,800	79
National Health Investors †	1,177	31
National Penn Bancshares	5,936	27
National Retail Properties †	4,439	77
Nationwide Health Properties †	10,266	264
Navigators Group *	1,397	62
Nelnet, Cl A *	8,300	113
New York Community Bancorp	4,865	52
NewAlliance Bancshares	2,750	32
NorthStar Realty Finance †	6,370	18
NYSE Euronext	750	20
OceanFirst Financial	600	7
Old National Bancorp	1,660	16
Omega Healthcare Investors †	5,375	83
Oppenheimer Holdings, Cl A	1,800	38
optionsXpress Holdings	5,755	89
PacWest Bancorp	1,868	25
Penson Worldwide *	13,376	120
People’s United Financial	1,445	22
Platinum Underwriters Holdings	4,364	125
Plum Creek Timber †	625	19
Prospect Capital	16,100	148
Prosperity Bancshares	5,302	158
Protective Life	8,875	102
PS Business Parks †	1,596	77
Pzena Investment Management, Cl A	1,600	12
Rayonier †	1,016	37
Realty Income †	7,262	159
Reinsurance Group of America, Cl A	1,099	38
Republic Bancorp, Cl A	300	7
RLI	675	30
S&T Bancorp	1,835	22
Sanders Morris Harris Group	1,500	8
Santander BanCorp	1,200	8
SeaBright Insurance Holdings *	1,450	15
Selective Insurance Group	3,200	41
Senior Housing Properties Trust †	5,907	96
SL Green Realty †	1,225	28
Smithtown Bancorp	400	5
Southside Bancshares	982	22
Sovran Self Storage †	1,500	37
St. Joe *	1,600	42
StanCorp Financial Group	3,112	89
Sterling Bancshares	9,362	59
Strategic Hotels & Resorts †	15,092	17
Sun Communities †	4,900	68
Sunstone Hotel Investors †	14,952	80
Susquehanna Bancshares	7,600	37
SWS Group	4,020	56
TCF Financial	5,600	75

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
TD Ameritrade Holding *	4,250	$75
Titanium Asset Management * (A) (B)	15,400	71
Tompkins Financial, Cl US	1,000	48
Torchmark	1,891	70
Tower Group	1,825	45
Transatlantic Holdings	4,943	214
Tree.com *	72	1
Trustco Bank NY	17,555	104
Trustmark	3,330	64
UMB Financial	927	35
Umpqua Holdings	1,655	13
United Community Banks	2,885	17
Unitrin	1,725	21
Unum Group	3,676	58
Uranium Participation *	12,800	82
Value Creation * (A) (B)	9,600	40
Waddell & Reed Financial, Cl A	3,180	84
Washington Federal	8,435	110
Washington Real Estate Investment Trust †	1,284	29
Webster Financial	7,428	60
WesBanco	1,800	26
Westamerica Bancorporation	650	32
Western Alliance Bancorp *	18,064	124
Whitney Holding	8,010	73
Wilmington Trust	1,260	17
Wintrust Financial	1,980	32
World Acceptance *	15,345	306
WSFS Financial	600	16
Zenith National Insurance	850	18
Zions Bancorporation	9,499	110

		13,386

Health Care — 10.7%
Adolor *	2,700	5
Affymax *	600	11
Albany Molecular Research *	2,050	17
Alexion Pharmaceuticals *	700	29
Amedisys *	815	27
American Medical Systems Holdings *	12,061	191
AMERIGROUP *	2,644	71
AmerisourceBergen	2,082	37
Amsurg *	12,375	265
Amylin Pharmaceuticals *	4,300	58
Analogic	390	14
Angiodynamics *	1,415	19
Arena Pharmaceuticals *	35,000	175
Arqule *	12,271	75
Assisted Living Concepts, Cl A *	118	2
Beckman Coulter	1,800	103
Biogen Idec *	1,475	67
Bruker BioSciences *	3,350	31
Catalyst Health Solutions *	416	10
Celldex Therapeutics *	800	6
Centene *	7,500	150
Cephalon *	985	56
Charles River Laboratories International *	1,915	65
Chemed	1,645	65
Community Health Systems *	4,314	109
Cooper	990	24
Corvel *	375	9
Covance *	2,510	123
Coventry Health Care *	6,034	113
Cubist Pharmaceuticals *	2,000	37
Cyberonics *	745	12
Dentsply International	1,485	45
Dionex *	782	48
Emergency Medical Services, Cl A *	300	11
Endo Pharmaceuticals Holdings *	10,318	185
Enzo Biochem *	2,715	12
eResearchTechnology *	5,855	36
ev3 *	4,943	53
Forest Laboratories *	4,653	117
Gen-Probe *	3,360	144
Genzyme *	745	41
GTx *	2,800	26
Health Management Associates, Cl A *	20,807	103
Health Net *	4,690	73
Hill-Rom Holdings	2,610	42
Hologic *	3,656	52
ICU Medical *	800	33
Idexx Laboratories *	1,965	91
Illumina *	435	17
Immucor *	3,315	46
Immunomedics *	14,670	37
Incyte *	35,900	118
Inspire Pharmaceuticals *	6,223	35
InterMune *	2,900	44
Intuitive Surgical *	335	55
inVentiv Health *	5,885	80
Isis Pharmaceuticals *	6,506	107
Kendle International *	1,185	14
Kensey Nash *	1,703	45
Kinetic Concepts *	3,600	98
King Pharmaceuticals *	40,836	393
Laboratory Corp of America Holdings *	1,710	116
LHC Group *	8,155	181
Life Technologies *	715	30
LifePoint Hospitals *	4,408	116
Lincare Holdings *	2,995	70
Magellan Health Services *	1,626	53
Martek Biosciences	7,468	158
Maxygen *	11,629	78
Medcath *	300	4
Medicines *	17,700	148
Mednax *	4,545	191
Meridian Bioscience	2,770	63
Merit Medical Systems *	1,095	18
Mettler Toledo International *	1,500	116
Millipore *	800	56
Myriad Genetics *	1,084	39
Myriad Pharmaceuticals *	79	0
Nighthawk Radiology Holdings *	1,700	6
Noven Pharmaceuticals *	1,425	20
NPS Pharmaceuticals *	8,810	41
Odyssey HealthCare *	13,602	140
Omnicare	4,500	116
Onyx Pharmaceuticals *	300	8
OSI Pharmaceuticals *	3,371	95
Owens & Minor	675	30
Palomar Medical Technologies *	940	14
Par Pharmaceutical *	10,682	162

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Parexel International *	1,185	$17
PDL BioPharma	1,808	14
PerkinElmer	5,378	94
Pharmaceutical Product
Development	6,597	153
Providence Service *	2,000	22
Questcor Pharmaceuticals *	8,903	45
Quidel *	10,000	146
Regeneron Pharmaceuticals *	2,800	50
Res-Care *	9,400	134
ResMed *	3,838	156
Rigel Pharmaceuticals *	17,900	217
Sepracor *	10,809	187
Sirona Dental Systems *	2,400	48
Somanetics *	2,190	36
Symmetry Medical *	8,171	76
Techne	1,945	124
Triple-S Management, Cl B *	300	5
Universal Health Services, Cl B	3,645	178
Valeant Pharmaceuticals International *	910	23
Vertex Pharmaceuticals *	450	16
Viropharma *	7,170	43
Warner Chilcott, Cl A *	6,200	82
Waters *	2,835	146
Watson Pharmaceuticals *	8,664	292
Zoll Medical *	730	14

		8,564

Industrials — 11.7%
AAON	3,100	62
Actuant, Cl A	7,076	86
Acuity Brands	2,177	61
Aircastle	14,990	110
Alexander & Baldwin	1,090	26
Allen-Vanguard *	190,000	20
Alliant Techsystems *	1,523	125
Altra Holdings *	3,300	25
American Reprographics *	8,812	73
American Science & Engineering	175	12
Ameron International	2,618	175
Ampco-Pittsburgh	500	12
AO Smith	2,780	91
Apogee Enterprises	4,700	58
Applied Industrial Technologies	7,000	138
Applied Signal Technology	1,100	28
Arkansas Best	925	24
Atlas Air Worldwide Holdings *	800	19
BE Aerospace *	7,473	107
Belden	3,809	64
Blount International *	1,370	12
Brady, Cl A	2,521	63
Briggs & Stratton	8,825	118
Brink’s	900	26
C.H. Robinson Worldwide	995	52
Carlisle	5,613	135
CBIZ *	7,316	52
Ceradyne *	6,305	111
Chart Industries *	2,376	43
Cintas	2,743	63
CIRCOR International	4,000	94
Columbus McKinnon *	1,715	22
Comfort Systems USA	900	9
Consolidated Graphics *	3,369	59
Continental Airlines, Cl B *	8,193	73
CRA International *	6,367	177
Crane	7,706	172
Cubic	6,391	229
Delta Air Lines *	9,480	55
Deluxe	8,130	104
Dollar Thrifty Automotive Group *	5,762	80
Dover	1,877	62
Dun & Bradstreet	2,877	234
Dycom Industries *	24,674	273
DynCorp International, Cl A *	9,642	162
EMCOR Group *	15,752	317
EnerSys *	1,600	29
Ennis	1,410	18
EnPro Industries *	3,100	56
Equifax	3,950	103
ESCO Technologies *	895	40
Fastenal	2,453	81
Federal Signal	5,600	43
Flowserve	1,081	75
Fluor	1,066	55
Force Protection *	16,975	150
G&K Services	2,473	52
Gardner Denver *	4,180	105
GATX	840	22
Genco Shipping & Trading	1,300	28
GenCorp *	4,250	8
Geo Group *	2,230	41
GeoEye *	4,300	101
Granite Construction	1,411	47
GT Solar International *	9,900	53
H&E Equipment Services *	20,410	191
Harbin Electric *	1,397	22
Harsco	3,700	105
Hawaiian Holdings *	3,500	21
Hexcel *	13,920	133
Hubbell, Cl B	1,833	59
Interline Brands *	4,848	66
International Shipholding	1,732	47
Jacobs Engineering Group *	1,765	74
JB Hunt Transport Services	3,479	106
Joy Global	2,304	82
Kaman	1,345	22
Kansas City Southern *	4,485	72
KBR	900	17
Kirby *	6,450	205
Knoll	1,400	11
LaBarge *	900	8
Ladish *	1,015	13
Lincoln Electric Holdings	1,005	36
Lydall *	1,920	7
M&F Worldwide *	3,500	70
Manitowoc	9,711	51
Manpower	2,668	113
Marten Transport *	1,000	21
MasTec *	6,700	79
Michael Baker *	2,000	85
Mine Safety Appliances	2,180	53
Mueller Industries	3,682	77
Mueller Water Products, Cl A	25,410	95
NCI Building Systems *	12,050	32
Old Dominion Freight Line *	2,321	78
Oshkosh Truck	8,626	125
Pacer International	5,374	12

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Pall	8,481	$225
Powell Industries *	1,600	59
Regal-Beloit	1,060	42
Republic Airways Holdings *	9,600	63
Robbins & Myers	3,850	74
RR Donnelley & Sons	4,125	48
RSC Holdings *	16,300	110
Ryder System	3,367	94
Shaw Group *	3,959	108
Skywest	5,651	58
Standard Register	2,250	7
TAL International Group	11,900	130
Teleflex	282	13
Terex *	10,300	124
Textainer Group Holdings	10,700	123
Thomas & Betts *	3,000	87
Timken	2,924	50
Titan Machinery *	1,400	18
Toro	635	19
Tredegar	600	8
UAL *	12,425	40
Ultralife *	3,000	21
United Rentals *	1,900	12
United Stationers *	903	31
URS *	1,200	59
US Airways Group *	25,195	61
Wabtec	3,600	116
Waste Connections *	2,165	56
Waste Services *	2,900	15
WESCO International *	5,475	137

		9,416

Information Technology — 15.3%
3Com *	20,935	99
Acxiom	14,780	131
ADC Telecommunications *	32,861	262
Advanced Analogic Technologies *	4,830	22
Advanced Energy Industries *	8,270	74
Akamai Technologies *	8,070	155
Amkor Technology *	3,650	17
Ansys *	3,150	98
Applied Micro Circuits *	13,800	112
Ariba *	17,300	170
Arris Group *	24,727	301
Arrow Electronics *	16,165	343
Art Technology Group *	9,262	35
Atmel *	14,274	53
Avnet *	9,087	191
Avocent *	2,400	34
Benchmark Electronics *	11,029	159
BigBand Networks *	3,300	17
BMC Software *	2,086	70
Brightpoint *	25,772	162
Broadridge Financial Solutions	9,750	162
Brocade Communications Systems *	18,900	148
Checkpoint Systems *	2,350	37
Ciber *	5,966	18
Cirrus Logic *	4,120	19
Citrix Systems *	1,630	52
Cognex	1,700	24
Cogo Group *	2,250	13
CommScope *	5,697	150
Computer Sciences *	1,725	76
Comtech Telecommunications *	1,133	36
Convergys *	2,900	27
CPI International *	600	5
Cree *	905	27
CSG Systems International *	12,727	169
CTS	4,725	31
Cymer *	585	17
Cypress Semiconductor *	12,067	111
Daktronics	1,750	13
Diebold	4,972	131
Diodes *	10,332	162
Dolby Laboratories, Cl A *	1,410	53
DSP Group *	25,365	171
DST Systems *	1,135	42
Earthlink *	4,700	35
EFJ *	34,000	22
Electronics for Imaging *	4,931	53
Emulex *	12,500	122
Entegris *	14,557	40
Fair Isaac	2,691	42
Fidelity National Information Services	1,824	36
Fiserv *	828	38
Flir Systems *	2,915	66
Harris	1,000	28
Harris Stratex Networks, Cl A *	4,427	29
Heartland Payment Systems	9,130	87
Hewitt Associates, Cl A *	2,375	71
i2 Technologies *	3,400	43
IAC *	6,502	104
Imation	16,600	126
Ingram Micro, Cl A *	15,175	266
Integral Systems *	5,785	48
Integrated Device Technology *	45,723	276
InterDigital *	800	20
Intermec *	1,160	15
Intersil, Cl A	700	9
Intuit *	1,765	50
j2 Global Communications *	2,100	47
Jabil Circuit	31,089	231
JDA Software Group *	11,800	177
JDS Uniphase *	10,856	62
Juniper Networks *	1,445	34
Kenexa *	3,900	45
Knot *	17,600	139
Lam Research *	3,125	81
Lexmark International, Cl A *	6,215	99
Linear Technology	2,445	57
Lionbridge Technologies *	1,173	2
LSI Logic *	6,550	30
Mantech International, Cl A *	3,300	142
MAXIMUS	2,500	103
MEMC Electronic Materials *	700	12
Metavante Technologies *	1,700	44
Methode Electronics	6,325	44
Micrel	1,675	12
Microsemi *	3,485	48
MicroStrategy, Cl A *	1,396	70
Microtune *	15,167	35
MIPS Technologies *	18,538	56
MKS Instruments *	5,204	69
Monolithic Power Systems *	2,000	45
Move *	17,260	37
MTS Systems	800	17

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Multi-Fineline Electronix *	4,400	$94
National Semiconductor	1,250	16
NCR *	8,200	97
Net 1 UEPS Technologies *	4,500	61
NetApp *	4,234	83
Netgear *	8,500	122
Netscout Systems *	16,196	152
Novatel Wireless *	17,725	160
Novell *	4,300	19
OSI Systems *	9,650	201
Parametric Technology *	10,367	121
Park Electrochemical	5,500	118
Parkervision *	18,800	58
Pegasystems	3,351	88
Plexus *	4,970	102
Progress Software *	1,573	33
QLogic *	9,866	125
S1 *	6,800	47
SAIC *	9,680	180
Scansource *	1,375	34
Seachange International *	15,500	124
Semtech *	3,400	54
Silicon Laboratories *	1,295	49
Skyworks Solutions *	9,300	91
Sohu.com *	1,365	86
SRA International, Cl A *	7,000	123
Sybase *	8,229	258
Symyx Technologies *	1,895	11
SYNNEX *	6,421	160
Synopsys *	6,423	125
Take-Two Interactive Software	5,675	54
Taleo, Cl A *	1,713	31
Tech Data *	2,725	89
TeleCommunication Systems, Cl A *	3,400	24
Tellabs *	30,391	174
Teradata *	5,441	127
Tessera Technologies *	4,750	120
TIBCO Software *	15,386	110
TNS *	1,400	26
Trimble Navigation *	7,250	142
TTM Technologies *	13,200	105
United Online	12,100	79
Valueclick *	11,300	119
Varian Semiconductor Equipment Associates *	1,835	44
Veeco Instruments *	1,435	17
VeriSign *	3,137	58
Vishay Intertechnology *	9,700	66
Western Digital *	3,207	85
Wright Express *	3,200	82
Zebra Technologies, Cl A *	5,700	135

		12,242

Materials — 6.6%
AEP Industries *	1,371	36
Airgas	3,507	142
AK Steel Holding	5,300	102
Albemarle	4,067	104
Allied Nevada Gold *	3,400	27
Alpha Natural Resources *	3,657	96
AM Castle	3,491	42
AMCOL International	3,850	83
Aptargroup	3,850	130
Ashland	2,900	81
Ball	700	32
Bemis	3,322	84
Bway Holding *	2,400	42
Cabot	1,865	23
Carpenter Technology	4,750	99
Celanese, Ser A	8,875	211
Century Aluminum *	5,350	33
CF Industries Holdings	2,058	153
Clearwater Paper *	2,800	71
Cliffs Natural Resources	2,210	54
Commercial Metals	4,118	66
Crown Holdings *	9,011	218
Domtar *	1	0
FMC	1,700	80
General Steel Holdings *	4,624	18
Glatfelter	5,400	48
Greif, Cl A	2,425	107
H.B. Fuller	3,950	74
Headwaters *	10,846	36
Huntsman	10,432	52
ICO *	1,680	5
Innophos Holdings	7,901	133
Innospec	1,820	20
Intrepid Potash *	2,351	66
Jaguar Mining *	12,500	95
Koppers Holdings	1,638	43
LSB Industries *	2,081	34
Lubrizol	2,000	95
Myers Industries	6,800	57
Nalco Holding	10,900	184
Neenah Paper	1,065	9
New Gold *	47,000	125
NewMarket	800	54
OM Group *	2,279	66
Omnova Solutions *	8,565	28
Pactiv *	5,200	113
Reliance Steel & Aluminum	2,695	103
Rock-Tenn, Cl A	5,572	213
Rockwood Holdings *	8,350	122
Schnitzer Steel Industries, Cl A	1,075	57
Schulman A	5,092	77
Scotts Miracle-Gro, Cl A	2,200	77
Sealed Air	2,800	52
Sensient Technologies	1,900	43
Silgan Holdings	3,388	166
Silvercorp Metals *	36,500	128
Solutia *	13,923	80
Sonoco Products	4,323	104
Spartech	1,500	14
Steel Dynamics	8,781	129
Stillwater Mining *	2,900	17
Terra Industries	3,251	79
Titanium Metals	2,585	24
United States Steel	2,388	85
Universal Stainless & Alloy *	9,000	146
Walter Energy	775	28
Worthington Industries	3,450	44
WR Grace *	1,950	24

		5,283

Telecommunication Services — 1.1%
Alaska Communications Systems Group	8,160	60

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
CenturyTel	3,171	$97
Cincinnati Bell *	25,414	72
Embarq	671	28
Global Crossing *	3,200	29
Iowa Telecommunications Services	1,850	23
iPCS *	2,500	38
Neutral Tandem *	1,189	35
NTELOS Holdings	4,985	92
PAETEC Holding *	8,289	22
Qwest Communications International	16,095	67
SBA Communications, Cl A *	550	14
Syniverse Holdings *	9,726	156
tw telecom , Cl A *	4,680	48
US Cellular *	1,535	59
USA Mobility	5,700	73

		913

Utilities — 5.0%
AES *	9,300	108
AGL Resources	2,755	88
Alliant Energy	3,054	80
Atmos Energy	3,670	92
Black Hills	1,040	24
Centerpoint Energy	9,600	106
Central Vermont Public Service	1,900	34
CH Energy Group	400	19
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	9,800	127
Cleco	4,576	103
El Paso Electric *	3,609	50
Empire District Electric	3,175	52
Energen	6,004	240
Equities	3,305	115
Hawaiian Electric Industries	5,475	104
Laclede Group	765	25
MDU Resources Group	7,389	140
Mirant *	2,100	33
New Jersey Resources	5,251	194
Northeast Utilities	8,046	180
Northwest Natural Gas	3,152	140
NorthWestern	6,725	153
NV Energy	8,794	95
OGE Energy	3,181	90
Piedmont Natural Gas	1,850	45
Pinnacle West Capital	897	27
PNM Resources	5,700	61
Portland General Electric	14,586	284
Questar	1,341	42
RRI Energy *	20,900	105
SCANA	1,806	59
UGI	14,247	363
Unisource Energy	4,700	125
Vectren	9,060	212
Westar Energy	7,050	132
Wisconsin Energy	4,501	183

		4,030

Total Common Stock (Cost $69,608) ($ Thousands)		67,546

	Face Amount ($ Thousands)/Shares
PREFERRED STOCK — 0.2%
Consumer Discretionary — 0.2%
Callaway Golf *	1,500	138

Total Preferred Stock (Cost $149) ($ Thousands)		138

	Number of Warrants
WARRANTS — 0.0%
Oilsands Quest Expires 12/08/09 *	3,450	1
Rentech Expires 04/25/12 * (A) (B)	1,000	—
Titanium Asset Management Expires 06/21/11 * (A) (B)	8,400	5

Total Warrants (Cost $—) ($ Thousands)		6

MORTGAGE-BACKED SECURITIES — 3.8%
Agency Mortgage-Backed Obligations — 2.9%
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35 (G)	$658	103
FNMA TBA
6.500%, 07/01/32	850	905
6.000%, 07/01/21 to 07/01/37	1,050	1,101
4.500%, 07/01/37	200	200

		2,309

Non-Agency Mortgage-Backed Obligations — 0.9%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 4A1
3.149%, 06/25/45 (D)	59	33
Bear Stearns Alternative Loan Trust, Ser 2004-12, Cl 2A2
4.981%, 01/25/35 (D)	118	66
Countrywide Home Loans, Ser 2007-HYB2, Cl 3A1
5.373%, 02/25/47 (D)	80	41
Impac Secured Assets CMO Owners Trust, Ser 2007-3, Cl 1A1A
0.424%, 09/25/37 (D)	284	169
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 07/15/09 (D)	97	97
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
4.770%, 07/25/35 (D)	129	79
Morgan Stanley Mortgage Loan Trust, Ser 2007-11AR, Cl 2A5
5.789%, 06/25/37 (D)	81	36

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Adjustable Rate Mortgage, Ser 2006-3, Cl 2A1
5.951%, 04/25/36 (D)	$358	$200

		721

Total Mortgage-Backed Securities (Cost $3,545) ($ Thousands)		3,030

CONVERTIBLE BONDS — 1.1%
Consumer Discretionary — 0.2%
Charming Shoppes CV to 65.0233
1.125%, 05/01/14	240	141
Eddie Bauer Holdings
5.250%, 04/01/14 * (E)	270	26

		167

Energy — 0.1%
Nova BioSource CV to 273.2240
10.000%, 09/30/12 * (E)	205	6
Rentech CV to 249.2522
4.000%, 04/15/13	204	71

		77

Financials — 0.2%
Dollar Financial
2.875%, 06/30/27	145	99
World Acceptance
3.000%, 10/01/11	115	79

		178

Health Care — 0.3%
Human Genome Sciences CV to 64.3211
2.250%, 10/15/11	330	200
Incyte
3.500%, 02/15/11	78	56

		256

Industrials — 0.2%
NCI Building Systems CV to 24.9121
2.125%, 11/15/24	199	122

Information Technology — 0.1%
Hutchinson Technology CV to 33.5121
2.250%, 03/15/10	95	89

Total Convertible Bonds (Cost $991) ($ Thousands)		889

ASSET-BACKED SECURITIES — 0.4%
Mortgage Related Securities — 0.4%
GMAC Mortgage Loan Trust, Ser 2007-HE1, Cl A2
5.621%, 08/25/37 (D)	216	105
Home Equity Mortgage Trust, Ser 2007-2, Cl 2A1A
0.464%, 06/25/37 (D)	234	112
Residential Funding Mortgage Securities, Ser 2007-HI1, Cl A1
0.444%, 03/25/37 (D)	132	120

Total Asset-Backed Securities (Cost $582) ($ Thousands)		337

	Face Amount ($ Thousands)/Shares
CORPORATE OBLIGATIONS — 0.0%
Financials — 0.0%
Discover Financial Services
6.450%, 06/12/17	10	8
Scorpio Mining PIPE
7.000%, 05/05/11 (A) (B)	52	39

Total Corporate Obligations (Cost $61) ($ Thousands)		47

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bills
0.248%, 12/03/09 (C) (H)	520	519
0.160%, 09/24/09 (C) (H)	500	500
0.157%, 08/20/09 (C) (H)	1,300	1,300

Total U.S. Treasury Obligations (Cost $2,319) ($ Thousands)		2,319

CASH EQUIVALENT — 9.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,	7,757,548	7,758

0.270% **††
Total Cash Equivalent (Cost $7,758) ($ Thousands)		7,758

Total Investments — 102.3% (Cost $85,013) ($ Thousands) @		$82,070

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	102	Sep-2009	$(112)
S&P Mid 400 E-MINI	51	Sep-2009	(114)
S&P Mid 400 E-MINI	36	Sep-2009	(25)
U.S. 10-Year Note	1	Sep-2009	(3)
U.S. 5-Year Note	1	Sep-2009	(2)

			$(256)

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund

June 30, 2009

A summary of restricted securities held by the Fund at June 30, 2009, is as follows:

Description	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Rentech Warrant	1,000	05/30/07	05/30/07	$—	$—	0.00%
Scorpio Mining	52,300	05/02/08	05/02/08	52	39	0.05
Thunderbird Resorts PIPE	15,300	11/15/07	11/15/07	138	21	0.02
Thunderbird Resorts PIPE	1,700	02/07/08	02/07/08	15	2	0.00
Titanium Asset Management	15,400	02/06/08	02/06/08	90	71	0.09
Titanium Asset Management Warrant	8,400	02/06/08	02/06/08	—	5	0.01
Value Creation	9,600	02/29/08	02/29/08	87	40	0.05

				$382	$178	0.22%

Percentages are based on Net Assets of $80,252 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2009 was $178 ($ Thousands) and represented 0.22% of net Assets.

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2009 was $178 ($ Thousands) and represented 0.22% of Net Assets.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2009.

(E)	Security in default on interest payments.

(F)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)	Zero Coupon Security. The rate reported is the rate in effect as of June 30, 2009

(H)	The rate reported is the effective yield at the time of purchase.

Cl — Class

CMO — Collateralized Mortgage Obligation

CV — Convertible Security

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

IO — Interest Only - face amount represents notional amount

NY — New York

PIPE — Private Investment in Public Entity

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $85,013 ($ Thousands), and the unrealized appreciation and depreciation were $7,098 ($ Thousands) and ($10,041) ($ Thousands), respectively.

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Small/Mid Cap Diversified Alpha Fund

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$67,407	$139	$—	$67,546
Mortgage-Backed Securities	—	3,030	—	3,030
U.S. Treasury Obligations	—	2,319	—	2,319
Convertible Bonds	—	889	—	889
Asset-Backed Securities	—	337	—	337
Preferred Stock	—	138	—	138
Corporate Obligations	—	8	39	47
Warrants	—	6	—	6
Cash Equivalent	7,758	—	—	7,758

Total Investments in Securities	$75,165	$6,866	$39	$82,070

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(256)	$—	$—	$(256)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Corporate Obligations
Beginning balance as of October 1, 2008	$44
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(5)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of June 30, 2009	$39

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%
Consumer Discretionary — 15.6%
Advance Auto Parts	20,100	$834
Apollo Group, Cl A *	6,400	455
Autonation * (A)	25,200	437
Autozone * (A)	2,100	317
BJ’s Restaurants *	700	12
Brinker International	28,100	479
Cablevision Systems, Cl A	8,300	161
Career Education *	7,300	182
Carter’s *	1,100	27
CBS, Cl B	14,300	99
Charlotte Russe Holding *	5,200	67
Chico’s FAS *	1,200	12
Coach	15,200	408
Core-Mark Holding *	900	23
Darden Restaurants	20,300	669
Discovery Communications, Cl C *	4,400	90
DISH Network, Cl A *	16,600	269
Dollar Tree *	1,700	72
DR Horton	17,800	167
Expedia * (A)	24,000	362
Family Dollar Stores (A)	23,700	671
Federal Mogul, Cl A *	24,200	229
Foot Locker (A)	29,000	304
Fortune Brands	1,200	42
GameStop, Cl A *	15,500	341
Gap	13,400	220
Garmin (A)	5,000	119
Genuine Parts	6,700	225
H&R Block	42,600	734
Hanesbrands *	16,900	254
Harley-Davidson (A)	4,500	73
Hasbro	12,000	291
International Speedway, Cl A	5,000	128
ITT Educational Services *	3,000	302
J.C. Penney	6,000	172
Kohl’s *	10,200	436
Leggett & Platt	17,300	263
Limited Brands (A)	14,100	169
Macy’s	21,700	255
Mattel	13,000	208
Panera Bread, Cl A * (A)	4,300	214
Penn National Gaming *	1,400	41
PetSmart	11,200	240
Pinnacle Entertainment *	5,100	47
Polo Ralph Lauren	1,300	70
priceline.com * (A)	1,200	134
Pulte Homes (A)	36,200	320
Regal Entertainment Group, Cl A (A)	9,900	132
Ross Stores	19,200	741
Sherwin-Williams	300	16
Smith & Wesson Holding *	2,600	15
Stanley Works	5,400	183
Starbucks *	14,100	196
Strayer Education	700	152
Texas Roadhouse, Cl A *	10,900	119
Thor Industries	700	13
TJX	41,000	1,290
TRW Automotive Holdings *	9,400	106
VF	1,600	88
WABCO Holdings	14,500	257
Whirlpool (A)	900	38
Wyndham Worldwide	54,500	661

		15,651

Consumer Staples — 7.2%
Bunge (A)	2,100	127
Campbell Soup	9,200	271
Chiquita Brands International * (A)	5,200	53
Church & Dwight	3,400	185
Clorox (A)	4,700	262
Coca-Cola Enterprises	56,700	944
ConAgra Foods	11,500	219
Constellation Brands, Cl A *	42,900	544
Dean Foods *	35,200	675
Del Monte Foods	89,800	842
Dr Pepper Snapple Group *	9,700	206
Energizer Holdings *	500	26
Herbalife	2,000	63
Hormel Foods	4,300	149
Lorillard	3,000	203
Mead Johnson Nutrition, Cl A	1,400	45
Molson Coors Brewing, Cl B	7,500	317
Reynolds American	2,500	97
Safeway	28,000	570
Sara Lee	63,000	615
Smithfield Foods *	10,300	144
SUPERVALU	46,300	600
Tyson Foods, Cl A	2,000	25

		7,182

Energy — 5.3%
Cimarex Energy	3,900	111
Consol Energy	10,200	346
Delek US Holdings	1,900	16
Diamond Offshore Drilling (A)	5,900	490
Dresser-Rand Group *	24,400	637
El Paso	103,600	956
ENSCO International	5,800	202
Forest Oil *	9,300	139
Harvest Natural Resources *	10,200	45
Helmerich & Payne	2,100	65
Hercules Offshore * (A)	13,100	52
Murphy Oil	14,200	771
Newfield Exploration *	7,300	238
Noble	400	12
Oceaneering International *	1,500	68
SEACOR Holdings * (A)	2,600	195
Spectra Energy	21,100	357
Sunoco	9,900	230
Swift Energy * (A)	900	15
Tesoro (A)	16,400	209
Tidewater	3,400	146

		5,300

Financials — 14.0%
Affiliated Managers Group *	3,500	204
Allied World Assurance Holdings	15,000	613
American Equity Investment Life Holding	4,900	27
American Financial Group	24,000	518
AmeriCredit * (A)	26,800	363
Ameriprise Financial	10,800	262

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Annaly Capital Management †	65,700	$995
AON	3,400	129
Apartment Investment & Management, Cl A † (A)	6,800	60
Apollo Investment (B)	14,400	86
Arch Capital Group *	1,800	105
Aspen Insurance Holdings	10,400	232
Associated Banc-Corp (A)	3,100	39
Assurant	6,000	145
Astoria Financial	31,400	269
Axis Capital Holdings	21,500	563
Bank of Hawaii (A)	3,400	122
Brandywine Realty Trust †	29,600	221
Cardinal Financial	1,700	13
Chimera Investment †	20,500	72
Cincinnati Financial	4,600	103
CNA Financial (A)	3,200	50
Cogdell Spencer †	1,500	6
Colonial Properties Trust †	6,800	50
Comerica	3,700	78
Developers Diversified Realty † (A)	2,976	15
Digital Realty Trust † (A)	1,800	65
Discover Financial Services	4,500	46
Douglas Emmett †	12,300	111
Duke Realty † (A)	8,900	78
Eaton Vance	600	16
Endurance Specialty Holdings	5,100	149
Equity Residential †	600	13
Everest Re Group	1,400	100
Federated Investors, Cl B	1,200	29
First American	1,300	34
First Horizon National (A)	45,211	543
Flushing Financial	1,800	17
Forest City Enterprises, Cl A	16,900	112
Greenlight Capital Re *	1,600	28
Hallmark Financial Services *	6,800	49
HCC Insurance Holdings	300	7
Hercules Technology Growth Capital	678	6
Hospitality Properties Trust †	37,800	449
Host Hotels & Resorts †	21,700	182
Hudson City Bancorp	600	8
IntercontinentalExchange *	2,400	274
Invesco	6,500	116
Investment Technology Group *	21,100	430
Janus Capital Group	10,300	117
Kimco Realty † (A)	5,000	50
Leucadia National	6,500	137
Liberty Property Trust †	14,900	343
Lincoln National	11,400	196
Mack-Cali Realty † (A)	14,300	326
Marsh & McLennan	3,700	75
Marshall & Ilsley (A)	8,400	40
MBIA * (A)	4,400	19
Montpelier Re Holdings (A)	8,600	114
MSCI, Cl A *	5,800	142
New York Community Bancorp (A)	5,700	61
NYSE Euronext	6,700	182
OceanFirst Financial	500	6
Old Republic International	6,500	64
OneBeacon Insurance Group, Cl A	6,000	70
optionsXpress Holdings	6,500	101
Oriental Financial Group	2,700	26
PartnerRe	800	52
PHH *	4,500	82
PNC Financial Services Group	300	12
Progressive	7,700	116
Prologis †	13,000	105
Prospect Capital	8,600	79
Protective Life	7,600	87
Public Storage †	900	59
Ramco-Gershenson Properties †	3,000	30
Regions Financial	13,600	55
SL Green Realty † (A)	3,100	71
SLM * (A)	28,200	290
StanCorp Financial Group	3,700	106
Sunstone Hotel Investors †	5,800	31
T. Rowe Price Group (A)	6,200	258
TD Ameritrade Holding *	42,400	744
TFS Financial	12,100	129
Torchmark	1,000	37
Transatlantic Holdings	13,900	602
UDR †	6,400	66
Unum Group	11,800	187
Valley National Bancorp (A)	18,964	222
Vornado Realty Trust †	1,920	86
Waddell & Reed Financial, Cl A	600	16
Webster Financial (A)	8,200	66
White Mountains Insurance Group	700	160
WR Berkley	1,200	26
XL Capital, Cl A	2,800	32

		14,077

Health Care — 9.4%
American Medical Systems Holdings *	5,600	89
AmerisourceBergen	7,400	131
Beckman Coulter	3,900	223
Biogen Idec *	1,600	72
C.R. Bard	3,200	238
Cephalon * (A)	5,000	283
Cigna	16,000	385
Community Health Systems *	20,700	523
Cooper	5,100	126
DaVita *	600	30
Edwards Lifesciences *	200	14
Endo Pharmaceuticals Holdings *	36,000	645
ev3 *	4,300	46
Express Scripts *	4,400	303
Forest Laboratories *	12,200	306
Gen-Probe *	6,200	266
Health Net *	2,300	36
Hospira * (A)	4,200	162
Humana *	7,300	235
Illumina * (A)	5,400	210
IMS Health	11,000	140
Kinetic Concepts *	21,800	594
Laboratory Corp of America Holdings *	3,900	264
Life Technologies *	2,600	109
Lincare Holdings * (A)	10,700	252
Mettler Toledo International *	3,700	285
Millipore *	2,100	147
Mylan Laboratories * (A)	22,100	288
PerkinElmer	1,300	23

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Quest Diagnostics	7,500	$423
ResMed *	7,500	305
Sepracor *	11,000	191
St. Jude Medical *	21,800	896
Synovis Life Technologies *	1,000	21
Techne	1,600	102
Universal Health Services, Cl B	2,900	142
Valeant Pharmaceuticals International *	2,600	67
Vertex Pharmaceuticals *	7,300	260
Warner Chilcott, Cl A * (A)	35,200	463
Waters *	600	31
Watson Pharmaceuticals *	2,900	98

		9,424

Industrials — 11.4%
Alliant Techsystems *	2,000	165
Armstrong World Industries *	4,400	72
Avery Dennison	1,200	31
Brink’s	15,700	456
C.H. Robinson Worldwide	7,400	386
Chart Industries *	4,300	78
Colfax *	1,700	13
Cooper Industries, Cl A	4,100	127
Donaldson	300	10
Dover	6,100	202
Equifax	11,900	311
Federal Signal	2,200	17
Flowserve	4,700	328
Fluor (A)	15,100	774
Gardner Denver *	17,000	428
General Cable *	9,500	357
Harsco	5,200	147
ITT	13,100	583
Jacobs Engineering Group *	7,900	333
John Bean Technologies	23,000	288
Joy Global	1,100	39
KBR	19,900	367
L-3 Communications Holdings	15,000	1,041
LaBarge *	2,200	21
Masco	22,000	211
McDermott International *	6,200	126
Northrop Grumman	4,400	201
Oshkosh Truck (A)	27,800	404
Owens Corning *	1,100	14
Pall	4,400	117
Pitney Bowes	34,300	752
Raytheon	4,600	204
Shaw Group *	3,800	104
Spherion *	4,300	18
SPX	15,000	735
Stericycle *	6,100	314
Thomas & Betts *	25,400	733
Trinity Industries (A)	17,400	237
United Rentals * (A)	25,600	166
URS *	4,700	233
UTI Worldwide *	7,500	85
Watson Wyatt Worldwide, Cl A	3,200	120
WESCO International *	5,500	138

		11,486

Information Technology — 17.3%
Affiliated Computer Services, Cl A *	11,100	493
Akamai Technologies *	10,900	209
Altera	15,200	248
Amdocs *	200	4
Analog Devices	8,400	208
Arrow Electronics *	22,400	476
Autodesk *	2,100	40
Avnet *	31,800	669
BMC Software *	7,600	257
Broadcom, Cl A *	1,600	40
Broadridge Financial Solutions	33,600	557
CA	39,700	692
CommScope *	15,900	417
Computer Sciences *	5,300	235
Compuware *	10,200	70
Convergys *	31,100	289
Cree *	9,900	291
Cypress Semiconductor *	63,200	581
Dolby Laboratories, Cl A *	7,600	283
DST Systems *	6,100	225
Equinix * (A)	3,500	255
F5 Networks *	3,000	104
Fidelity National Information Services (A)	10,600	212
Fiserv *	21,300	973
Harris	14,200	403
Harris Stratex Networks, Cl A *	1	0
Hewitt Associates, Cl A *	9,500	283
Ingram Micro, Cl A *	38,100	667
Interactive Intelligence *	2,200	27
Intersil, Cl A	17,600	221
Intuit *	19,800	557
Iron Mountain * (A)	7,400	213
j2 Global Communications *	600	13
Keynote Systems *	900	7
Lawson Software *	11,600	65
Lender Processing Services	15,600	433
Lexmark International, Cl A *	14,100	224
Linear Technology	7,800	182
Marvell Technology Group *	39,000	454
McAfee *	6,400	270
Metavante Technologies *	10,300	266
National Semiconductor (A)	5,400	68
NeuStar, Cl A *	3,400	75
Novell *	34,900	158
ON Semiconductor *	41,800	287
Pegasystems	2,800	74
Radisys *	1,200	11
Red Hat * (A)	15,400	310
SAIC *	5,100	95
Seagate Technology	33,400	349
Silicon Laboratories * (A)	14,500	550
Symantec *	12,600	196
Synopsys *	37,500	732
Tech Data *	5,300	173
TIBCO Software *	6,900	49
VeriSign *	13,400	248
Vishay Intertechnology *	59,200	402
Western Digital *	36,200	959
Xerox	22,400	145

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Xilinx	17,100	$350

		17,344

Materials — 6.5%
Ashland	12,200	342
Ball	7,600	343
Celanese, Ser A	19,900	473
CF Industries Holdings	2,200	163
Crown Holdings *	36,200	874
Eagle Materials	500	13
Eastman Chemical	1,900	72
Ecolab	4,500	176
FMC	2,500	118
International Paper	8,300	126
Lubrizol	9,600	454
MeadWestvaco	16,400	269
Nalco Holding	38,900	655
NewMarket	1,200	81
Owens-Illinois *	16,800	470
Pactiv *	32,600	707
Sealed Air	25,900	478
Sonoco Products	22,700	544
Terra Industries	6,500	157

		6,515

Telecommunication Services — 2.5%
CenturyTel (A)	9,500	292
Frontier Communications	38,400	274
MetroPCS Communications * (A)	10,000	133
NII Holdings *	47,400	904
Qwest Communications International (A)	21,700	90
Telephone & Data Systems	2,900	82
US Cellular *	9,600	369
Windstream	38,100	318

		2,462

Utilities — 8.2%
AES *	74,500	865
Alliant Energy	400	11
Ameren	5,000	124
American Water Works (A)	12,900	246
Atmos Energy	22,200	556
Calpine *	28,900	322
Centerpoint Energy	11,100	123
CMS Energy (A)	19,600	237
Consolidated Edison	1,800	67
Constellation Energy Group	8,900	237
DTE Energy	8,500	272
Edison International	5,800	183
Energen	7,900	315
Hawaiian Electric Industries (A)	5,100	97
Mirant *	46,200	727
National Fuel Gas	7,800	282
NRG Energy * (A)	21,100	548
NSTAR	16,300	523
Oneok	2,200	65
Pepco Holdings	22,700	305
PG&E	17,500	673
Pinnacle West Capital	2,200	66
PPL	10,000	330
RRI Energy *	7,800	39
Sempra Energy	700	35
TECO Energy	10,500	125

	Face Amount ($ Thousands)/Shares
UGI	33,200	846

		8,219

Total Common Stock (Cost $96,816) ($ Thousands)		97,660

AFFILIATED PARTNERSHIP — 10.5%
SEI Liquidity Fund, L.P.,
0.690% **†† (B)	10,837,741	10,481

Total Affiliated Partnership (Cost $10,838) ($ Thousands)		10,481

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	2,430,800	2,431

Total Cash Equivalent (Cost $2,431) ($ Thousands)		2,431

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills
0.258%, 12/03/09 (C) (D)	$430	430

Total U.S. Treasury Obligation (Cost $429) ($ Thousands)		430

Total Investments — 110.7% (Cost $110,514) ($ Thousands) @		$111,002

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 E-MINI	44	Sep-2009	$(79)

Percentages are based on Net Assets of $100,265 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $10,403 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2009 was $10,481 ($ Thousands).

(C)	The rate reported is the rate in effect as of June 30, 2009.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $110,514 ($ Thousands), and the unrealized appreciation and depreciation were $9,117 ($ Thousands) and ($8,629) ($ Thousands), respectively.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Mid-Cap Fund

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$97,660	$—	$—	$97,660
Affiliated Partnership	—	10,481	—	10,481
U.S. Treasury Obligation	—	430	—	430
Cash Equivalent	2,431	—	—	2,431

Total Investments in Securities	$100,091	$10,911	$—	$111,002

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(79)	$—	$—	$(79)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

U. S. Managed Volatility Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.6%
Consumer Discretionary — 6.7%
Aaron Rents	49,300	$1,470
Amazon.com *	7,552	632
Autoliv	51,500	1,482
Buckle	17,100	544
Burger King Holdings	85,200	1,471
Carter’s *	63,400	1,560
Choice Hotels International	48,100	1,280
Corinthian Colleges *	93,800	1,588
DIRECTV Group *	51,900	1,282
DreamWorks Animation SKG, Cl A *	55,500	1,531
GameStop, Cl A *	63,700	1,402
Genuine Parts	37,800	1,269
Gildan Activewear *	38,800	574
Hillenbrand	17,881	297
ITT Educational Services *	17,500	1,762
Jack in the Box *	35,200	790
Jarden *	76,400	1,432
Panera Bread, Cl A *	24,800	1,237
Shaw Communications, Cl B	96,300	1,624
Strayer Education	11,741	2,561
Tractor Supply *	13,800	570

		26,358

Consumer Staples — 14.9%
Alberto-Culver	45,843	1,166
Altria Group	283,306	4,644
Brown-Forman, Cl B	96,686	4,155
Campbell Soup	155,947	4,588
Church & Dwight	27,100	1,472
Flowers Foods	40,400	882
General Mills	34,900	1,955
Hansen Natural *	19,400	598
Hershey	40,100	1,444
Hormel Foods	176,443	6,094
Kellogg	41,800	1,947
Kimberly-Clark	34,100	1,788
Kroger	79,723	1,758
Lorillard	70,902	4,805
McCormick	64,803	2,108
Molson Coors Brewing, Cl B	1,445	61
PepsiCo	37,389	2,055
Philip Morris International	111,032	4,843
Reynolds American	98,295	3,796
Ruddick	45,000	1,054
Safeway	9,177	187
SUPERVALU	26,600	344
SYSCO	201,336	4,526
Tyson Foods, Cl A	193,782	2,444
Wal-Mart Stores	8,538	414

		59,128

Energy — 4.0%
Chevron	26,900	1,782
CNX Gas *	51,700	1,358
Dresser-Rand Group *	57,600	1,503
Enbridge	54,400	1,889
Encore Acquisition *	43,300	1,336
Exxon Mobil	38,732	2,708
FMC Technologies *	16,400	616
PetroHawk Energy *	28,100	627
Range Resources	33,600	1,391
SEACOR Holdings *	17,300	1,302
TransCanada	44,300	1,192

		15,704

Financials — 12.9%
Alexandria Real Estate Equities †	44,400	1,589
AON	4,690	178
Arthur J. Gallagher	38,253	816
Associated Banc-Corp	100,500	1,256
Bancorpsouth	59,100	1,213
Bank of Hawaii	105,981	3,797
BOK Financial	38,371	1,446
Brown & Brown	9,686	193
Capitol Federal Financial	76,412	2,929
Cincinnati Financial	60,400	1,350
Commerce Bancshares	137,057	4,363
Cullen/Frost Bankers	68,172	3,144
Endurance Specialty Holdings	49,300	1,444
Erie Indemnity, Cl A	42,500	1,520
Essex Property Trust †	24,600	1,531
Federated Investors, Cl B	58,600	1,412
First Citizens BancShares, Cl A	3,484	466
Hancock Holding	29,200	949
Health Care †	49,600	1,691
IPC Holdings	26,400	722
MFA Financial †	113,400	785
Northern Trust	24,607	1,321
People’s United Financial	271,939	4,090
Prosperity Bancshares	45,400	1,354
Realty Income †	71,400	1,565
RenaissanceRe Holdings	30,400	1,415
TFS Financial	367,363	3,901
Trustmark	60,200	1,163
UMB Financial	39,500	1,501
Valley National Bancorp	128,000	1,498
Wesco Financial	953	277

		50,879

Health Care — 22.3%
Abbott Laboratories	98,570	4,637
AmerisourceBergen	358,056	6,352
Amgen *	96,217	5,094
Baxter International	66,951	3,546
Becton Dickinson	68,586	4,891
Biogen Idec *	16,192	731
Bristol-Myers Squibb	25,993	528
C.R. Bard	52,627	3,918
Cardinal Health	62,323	1,904
Celgene *	13,000	622
Edwards Lifesciences *	36,918	2,512
Eli Lilly	40,208	1,393
Endo Pharmaceuticals Holdings *	68,085	1,220
Forest Laboratories *	149,987	3,766
Genzyme *	109,774	6,111
Gilead Sciences *	103,702	4,857
Haemonetics *	23,600	1,345
Henry Schein *	29,254	1,403
Hill-Rom Holdings	18,691	303
Immucor *	54,100	744
Johnson & Johnson	85,205	4,840
Laboratory Corp of America Holdings *	12,100	820
LifePoint Hospitals *	53,600	1,407

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

U. S. Managed Volatility Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
McKesson	153,948	$6,774
Merck	17,600	492
Millipore *	136	9
Onyx Pharmaceuticals *	20,300	574
Owens & Minor	37,500	1,643
Patterson *	75,400	1,636
Perrigo	55,600	1,544
STERIS	42,800	1,116
Techne	103,237	6,588
United Therapeutics *	19,100	1,592
Varian Medical Systems *	22,302	784
Watson Pharmaceuticals *	77,443	2,609

		88,305

Industrials — 4.0%
Alliant Techsystems *	16,400	1,351
C.H. Robinson Worldwide	29,300	1,528
Copa Holdings, Cl A	12,540	512
FTI Consulting *	15,900	806
Gardner Denver *	45,500	1,145
General Cable *	22,400	842
Granite Construction	31,600	1,052
KBR	85,800	1,582
Landstar System	37,900	1,361
Lennox International	41,900	1,345
Rollins	85,100	1,473
Simpson Manufacturing	30,200	653
TransDigm Group *	42,200	1,527
Valmont Industries	9,800	707

		15,884

Information Technology — 12.1%
Accenture, Cl A	63,109	2,112
Adtran	71,500	1,535
Affiliated Computer Services, Cl A *	18,900	840
Analog Devices	122,574	3,037
Atmel *	78,500	293
Compuware *	1,000	7
Corning	114,290	1,835
Cree *	22,463	660
Diebold	23,500	620
eBay *	2,115	36
Flir Systems *	31,300	706
Global Payments	21,900	820
Harris	33,700	956
Hewitt Associates, Cl A *	54,800	1,632
Hewlett-Packard	7,305	282
IAC *	3,644	58
Ingram Micro, Cl A *	123,221	2,156
Intel	302,922	5,013
Lexmark International, Cl A *	82,588	1,309
Mantech International, Cl A *	19,300	831
Mastercard, Cl A	2,141	358
Micros Systems *	22,800	577
NeuStar, Cl A *	68,000	1,507
Perot Systems, Cl A *	109,900	1,575
Silicon Laboratories *	49,335	1,872
Sybase *	46,000	1,442
Synopsys *	33,937	662
Tech Data *	113,923	3,727
Texas Instruments	248,805	5,300
Visa, Cl A	70,677	4,400
WebMD Health, Cl A *	5,974	179
Xilinx	8,252	169
Zebra Technologies, Cl A *	64,134	1,517

		48,023

Materials — 3.1%
Aptargroup	47,400	1,601
Bemis	18,500	466
Compass Minerals International	22,800	1,252
Greif, Cl A	33,100	1,464
Newmont Mining	108,109	4,419
Reliance Steel & Aluminum	15,500	595
Sensient Technologies	53,000	1,196
Silgan Holdings	26,300	1,289

		12,282

Telecommunication Services — 2.6%
AT&T	79,900	1,985
CenturyTel	55,300	1,698
MetroPCS Communications *	120,500	1,604
Rogers Communications, Cl B	73,900	1,903
Telephone & Data Systems	27,900	789
US Cellular *	4,002	154
Verizon Communications	73,000	2,243

		10,376

Utilities — 13.0%
AGL Resources	88,388	2,811
Alliant Energy	76,284	1,993
American Water Works	65,300	1,248
Aqua America	106,596	1,908
Atmos Energy	140,642	3,522
Consolidated Edison	49,200	1,841
DPL	66,200	1,534
DTE Energy	52,600	1,683
Edison International	57,900	1,821
Energen	35,900	1,432
Hawaiian Electric Industries	109,430	2,086
Idacorp	42,700	1,116
Integrys Energy Group	45,100	1,353
Nicor	70,497	2,441
NSTAR	80,885	2,597
OGE Energy	90,410	2,560
Pepco Holdings	120,100	1,614
PG&E	15,500	596
Piedmont Natural Gas	48,700	1,174
PPL	38,081	1,255
SCANA	20,758	674
Sempra Energy	7,848	390
TECO Energy	105,800	1,262
UGI	101,236	2,580
Vectren	132,204	3,098
Westar Energy	39,800	747
WGL Holdings	48,900	1,566
Wisconsin Energy	107,718	4,385

		51,287

Total Common Stock (Cost $387,511) ($ Thousands)		378,226

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

U. S. Managed Volatility Fund

June 30, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	9,561,926	$9,562

Total Cash Equivalent (Cost $9,562) ($ Thousands)		9,562

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.258%, 12/03/09 (A) (B)	$900	899

Total U.S. Treasury Obligation (Cost $899) ($ Thousands)		899

Total Investments — 98.2% (Cost $397,972) ($ Thousands) @		$388,687

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	163	Sep-2009	$22

Percentages are based on Net Assets of $395,749 ($Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

Cl — Class

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $397,972 ($ Thousands), and the unrealized appreciation and depreciation were $17,842 ($ Thousands) and ($27,127) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$378,226	$—	$—	$378,226
U.S. Treasury Obligation	—	899	—	899
Cash Equivalent	9,562	—	—	9,562

Total Investments in Securities	$387,788	$899	$—	$388,687

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$22	$—	$—	$22

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.6%
Australia — 4.4%
Amcor	330,236	$1,332
Brambles	147,560	711
Commonwealth Bank of Australia	18,435	581
Foster’s Group	204,763	853
GrainCorp	20,046	117
Healthscope	75,339	268
Iluka Resources	483,368	1,118
Metcash	220,170	767
Orica	14,535	255
Origin Energy	5,081	60
RHG *	53,740	22
Tatts Group	531,886	1,097
Telstra	380,927	1,044
Woolworths	14,348	306

		8,531

Belgium — 3.2%
Belgacom	40,924	1,305
Cofinimmo †	3,942	459
Colruyt	9,623	2,195
Intervest Offices †	1,579	41
Mobistar	36,229	2,232

		6,232

Bermuda — 0.1%
Macquarie International Infrastructure Fund	415,000	105
Texwinca Holdings	68,000	54

		159

Canada — 16.1%
Aastra Technologies *	8,400	213
Alimentation Couche Tard, Cl B	152,900	1,852
Bank of Montreal	25,300	1,068
Bank of Nova Scotia	28,600	1,069
Barrick Gold	12,100	408
BCE	47,700	986
Canadian Imperial Bank of Commerce	15,000	753
Canadian National Railway	20,900	899
Canadian Utilities	6,600	216
Celestica *	15,500	105
CGI Group, Cl A *	101,500	904
Cineplex Galaxy Income Fund	3,600	49
Empire, Cl A	9,600	350
Enbridge	59,500	2,068
Fairfax Financial Holdings	4,100	1,031
Fortis	78,300	1,713
George Weston	23,100	1,160
Gildan Activewear *	21,300	316
Goldcorp	16,400	571
Jean Coutu Group PJC, Cl A	42,597	358
Laurentian Bank of Canada	20,600	622
Loblaw	28,700	859
Manitoba Telecom Services	47,900	1,405
Metro, Cl A	30,000	982
National Bank of Canada	12,200	565
North West Fund	8,000	104
Open Text *	12,000	439
Potash Corp of Saskatchewan	2,200	205
Provident Energy Trust	45,500	228
Ritchie Bros Auctioneers	5,400	127
RONA *	14,400	158
Royal Bank of Canada	23,300	954
Saputo	56,400	1,179
Shaw Communications, Cl B	34,700	585
Shoppers Drug Mart	48,800	2,101
Superior Plus	10,100	91
TELUS, Cl A	37,900	979
TELUS	27,400	728
TMX Group	17,500	510
Toronto-Dominion Bank	20,600	1,066
TransCanada	33,900	914

		30,890

Cayman Islands — 0.0%
Hutchison Telecommunications Hong Kong Holdings *	51,000	7
Hutchison Telecommunications International	51,000	12

		19

Denmark — 1.8%
Coloplast, Cl B	15,877	1,091
Novo Nordisk, Cl B	45,525	2,461

		3,552

Finland — 0.4%
Componenta	2,696	15
Orion, Cl B	43,500	682
Tietoenator	3,475	46

		743

France — 1.3%
Boiron	2,354	77
France Telecom	62,656	1,420
Sanofi-Aventis	10,356	608
Societe BIC	6,235	358
Vilmorin & Cie	434	42

		2,505

Germany — 2.2%
Beiersdorf	29,909	1,406
Deutsche Telekom	85,763	1,010
Fresenius Medical Care	22,391	1,001
Gerresheimer	4,776	107
Hannover Rueckversicherung	8,785	325
Hornbach Holding	313	23
Volkswagen	1,135	384

		4,256

Greece — 0.1%
Public Power	12,644	261

Hong Kong — 2.3%
Cheung Kong Infrastructure Holdings	71,000	249
CLP Holdings	342,000	2,268
HongKong Electric Holdings	197,000	1,096
Jardine Matheson Holdings	17,600	482
Link †	79,000	169
NAM TAI Electronics	27,300	116

		4,380

Ireland — 0.0%
Kerry Group, Cl A	2,259	52

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Italy — 0.3%
CSP International Fashion Group	10,228	$11
DiaSorin	1,745	43
Snam Rete Gas	115,907	509

		563

Japan — 23.9%
ABC-Mart	23,000	591
Able	3,000	33
Acom	14,110	353
Adores	12,000	28
Aeon Delight	3,100	50
Ain Pharmaciez	1,200	25
Ajis	1,300	28
All Nippon Airways	276,000	964
Asahi Breweries	90,300	1,298
Asatsu	2,700	61
Astellas Pharma	21,700	769
Benesse	43,000	1,720
Canon Marketing Japan	30,500	427
Central Japan Railway	17	104
Chubu Electric Power	87,000	2,011
Chugoku Electric Power	49,200	1,027
Circle K Sunkus	20,000	312
CMIC	200	45
Combi	9,500	67
Daisan Bank	10,000	27
Dydo Drinco	1,100	30
Ehime Bank	9,000	25
Ezaki Glico	2,000	20
FamilyMart	45,700	1,435
Fast Retailing	1,600	209
Fuji	1,500	27
FUJI SOFT	10,200	202
Fukuyama Transporting	13,000	58
Haruyama Trading	2,000	8
Hazama	14,000	17
Hisamitsu Pharmaceutical	23,600	734
Hitachi Information Systems	2,500	52
Hitachi Transport System	1,600	19
Hokkaido Electric Power	29,200	547
Hokuriku Electric Power	45,300	1,035
Ito En	39,700	564
Iyo Bank	45,000	459
Japan Airlines *	453,000	873
Kameda Seika	1,200	18
Kamigumi	105,000	886
Kansai Electric Power	88,900	1,963
Keihin Electric Express Railway	182,000	1,411
Kintetsu	309,000	1,361
Kobayashi Pharmaceutical	2,900	110
Kokuyo	25,000	219
Kyushu Electric Power	75,300	1,619
Lawson	29,300	1,288
Lion	101,000	468
Mabuchi Motor	7,700	372
McDonald’s Holdings Japan	28,400	527
Miraca Holdings	4,900	120
Morinaga Milk Industry	20,025	77
NET One Systems	234	412
Nichirei	41,000	161
Nintendo	5,300	1,463
Nippon Meat Packers	12,000	152
Nippon Telegraph & Telephone	24,900	1,012
Nitori	18,050	1,280
Noevir	4,800	46
NTT DoCoMo	586	858
Odakyu Electric Railway	47,000	402
Okumura	72,000	281
Ono Pharmaceutical	3,700	164
Oriental Yeast	3,000	15
Pilot	59	73
Prima Meat Packers	69,000	84
QP	33,300	346
Sankyo	17,800	950
Sawai Pharmaceutical	1,100	60
Shikoku Electric Power	71,900	2,146
Shimachu	12,100	255
Shinkin Central Bank	9	25
Shizuoka Gas	12,500	64
Sogo Medical	5,400	116
Sorun	3,100	19
Studio Alice	10,500	82
Takeda Pharmaceutical	35,800	1,395
Tobu Railway	278,000	1,634
Toho	12,500	204
Tohoku Electric Power	48,800	1,019
Tokyo Electric Power	36,600	941
Tokyo Gas	48,000	171
Tokyo Style	16,000	127
TonenGeneral Sekiyu	33,000	336
Unicharm	11,500	878
Wacoal Holdings	55,000	691
Yakult Honsha	14,500	277
Yamagata Bank	6,000	31
Yamaguchi Financial Group	10,000	132
Yamato Holdings	15,000	200
Yamazaki Baking	48,000	541

		45,736

Luxembourg — 0.2%
ArcelorMittal	9,662	317

Netherlands — 0.5%
Royal Dutch Shell, Cl A	11,450	286
Royal KPN	44,629	613

		899

New Zealand — 0.1%
Fisher & Paykel Healthcare	62,441	118

Singapore — 0.1%
StarHub	86,000	127

Spain — 0.6%
Almirall	7,206	80
Telefonica	43,681	988

		1,068

Sweden — 0.9%
Hennes & Mauritz, Cl B	12,360	614
Swedish Match	65,096	1,053

		1,667

Switzerland — 4.7%
Actelion *	8,189	428

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Basler Kantonalbank	272	$29
Bell Holding	13	18
Berner Kantonalbank	370	78
Charles Voegele Holding	911	30
Emmi	239	24
Givaudan	1,140	697
Luzerner Kantonalbank	304	71
Nestle	24,211	911
Novartis	24,938	1,010
Roche Holding	518	70
Swisscom	5,804	1,780
Syngenta	7,385	1,713
Synthes	13,206	1,274
Valiant Holding	4,792	884

		9,017

United Kingdom — 7.4%
AMEC	23,010	247
AstraZeneca	15,144	666
BAE Systems	246,899	1,376
British American Tobacco	34,360	947
De La Rue	28,050	421
easyJet *	8,603	38
GlaxoSmithKline	71,889	1,265
HMV Group	138,462	257
Home Retail Group	28,891	124
JD Sports Fashion	2,922	23
Marks & Spencer Group	170,391	859
National Grid	105,758	954
Reckitt Benckiser Group	56,386	2,568
Reed Elsevier	201,364	1,501
Robert Wiseman Dairies	4,306	27
Smith & Nephew	187,320	1,387
Vodafone Group	82,472	159
WM Morrison Supermarkets	187,424	730
Wolseley	25,660	489
Xchanging	37,907	112

		14,150

United States — 25.0%
Abbott Laboratories	43,200	2,032
Affiliated Computer Services, Cl A *	3,300	147
Alberto-Culver	800	20
Altria Group	31,300	513
Amgen *	400	21
Apollo Group, Cl A *	17,100	1,216
Applied Signal Technology	2,700	69
Archer-Daniels-Midland	24,100	645
Associated Banc-Corp	8,900	111
AT&T	37,700	937
Bancfirst	1,900	66
BigBand Networks *	12,800	66
Biogen Idec *	2,900	131
Buckeye Partners	4,000	171
C.R. Bard	29,100	2,166
Campbell Soup	94,600	2,783
Capitol Federal Financial	900	34
Casey’s General Stores	5,000	129
Cass Information Systems	800	26
Chevron	14,600	967
Chubb	21,400	853
Church & Dwight	4,600	250
Clorox	30,700	1,714
Commerce Bancshares	4,315	137
Community Bank System	6,800	99
Compass Minerals International	18,000	988
DeVry	5,900	295
Dollar Tree *	1,600	67
Dun & Bradstreet	6,400	520
El Paso Pipeline Partners	2,900	51
Exxon Mobil	28,800	2,014
Family Dollar Stores	60,300	1,707
First Financial Bankshares	5,500	277
First Horizon National	49,366	592
Flowers Foods	22,600	494
General Mills	43,000	2,409
Hershey	27,500	990
Hewitt Associates, Cl A *	18,900	563
HSN *	15,560	164
Integral Systems *	19,200	160
International Shipholding	22,500	607
Johnson & Johnson	15,000	852
Kimberly-Clark	27,500	1,442
Kinder Morgan Energy Partners	4,300	220
Kinder Morgan Management *	9,432	426
Knight Capital Group, Cl A *	26,800	457
Kroger	54,200	1,195
Laboratory Corp of America Holdings *	3,100	210
LaBranche *	34,600	149
Laclede Group	5,595	185
Lincoln Educational Services *	8,700	182
Magellan Health Services *	15,600	512
Mantech International, Cl A *	17,500	753
MB Financial	2,700	28
NASDAQ OMX Group *	15,800	337
National Penn Bancshares	73,600	339
New Jersey Resources	19,300	715
NuStar Energy	5,900	319
People’s United Financial	33,900	510
PharMerica *	4,100	81
Plains All American Pipeline	10,700	455
Providence Service *	2,000	22
Raytheon	31,600	1,404
Republic Airways Holdings *	63,195	413
SAIC *	55,200	1,024
Silgan Holdings	19,500	956
Standex International	3,000	35
Strayer Education	3,000	655
Sunoco Logistics Partners	2,400	130
SureWest Communications *	7,002	73
T. Rowe Price Group	11,700	487
TEPPCO Partners	2,600	78
TFS Financial	109,300	1,161
TJX	65,100	2,048
TreeHouse Foods *	5,400	155
Wal-Mart Stores	44,100	2,136
West Marine *	3,800	21
Western Union	32,100	526

		47,892

Total Common Stock (Cost $181,747) ($ Thousands)		183,134

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	5,535,677	$5,536

Total Cash Equivalent (Cost $5,536) ($ Thousands)		5,536

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Bills
0.258%, 12/03/09 (A) (B)	$1,260	1,258

Total U.S. Treasury Obligation (Cost $1,259) ($ Thousands)		1,258

Total Investments — 99.2% (Cost $188,542) ($ Thousands) @		$189,928

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Hang Seng Index	1	Jul-2009	$—
S&P 500 Composite Index	11	Sep-2009	(10)
DJ Euro Stoxx 50 Index	29	Sep-2009	(6)
SPI 200 Index	3	Sep-2009	(4)
FTSE 100 Index	10	Sep-2009	(10)

			$(30)

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2009 is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/30/09	AUD	16,618	USD	13,192	$(208)
7/30/09	CAD	24,923	USD	21,444	(25)
7/30/09	EUR	22,094	USD	30,728	(260)
7/30/09	GBP	6,737	USD	10,980	(113)
7/30/09	JPY	5,969,776	USD	61,971	67
7/30/09	USD	178	AUD	221	1
7/30/09	USD	131	CAD	151	(1)
7/30/09	USD	373	EUR	265	(1)
7/30/09	USD	178	GBP	108	(1)
7/30/09	USD	626	JPY	59,832	(6)

					$(547)

Percentages are based on Net Assets of $191,510 ($Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009

†	Real Estate Investment Trust.

††	Investment in Affiliated Investment.

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

Amounts designated as “—” are $0 or rounded to $0.

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $188,542 ($ Thousands), and the unrealized appreciation and depreciation were $9,143 ($ Thousands) and ($7,757) ($ Thousands) respectively.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$183,134	$—	$—	$183,134
U.S. Treasury Obligation	—	1,258	—	1,258
Cash Equivalent	5,536	—	—	5,536

Total Investments in Securities	$188,670	$1,258	$—	$189,928

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(30)	$—	$—	$(30)
Forward Contracts	—	(547)	—	(547)

Total Other Financial Instruments	$(577)	$—	$—	$(577)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.9%
Consumer Discretionary — 6.1%
Aaron Rents	17,300	$516
Autoliv	20,900	601
Buckle	8,800	280
Burger King Holdings	33,100	572
Carter’s *	27,700	682
Choice Hotels International	18,600	495
Corinthian Colleges *	36,100	611
DIRECTV Group *	17,800	440
DreamWorks Animation SKG, Cl A *	22,900	632
GameStop, Cl A *	21,400	471
Genuine Parts	17,800	597
Hillenbrand	24,129	402
ITT Educational Services *	6,700	674
Jack in the Box *	16,000	359
Jarden *	35,100	658
Panera Bread, Cl A *	10,000	499
Shaw Communications, Cl B	23,700	399
Strayer Education	1,600	349
Tractor Supply *	5,600	231

		9,468

Consumer Staples — 21.4%
Altria Group	123,020	2,016
Brown-Forman, Cl B	28,040	1,205
Campbell Soup	28,585	841
Church & Dwight	36,426	1,978
Clorox	18,760	1,047
Coca-Cola	15,213	730
Colgate-Palmolive	30,543	2,161
Flowers Foods	16,800	367
General Mills	43,826	2,455
Hansen Natural *	7,400	228
Hershey	28,694	1,033
HJ Heinz	16,898	603
Hormel Foods	56,453	1,950
JM Smucker	27,275	1,327
Kellogg	55,743	2,596
Kimberly-Clark	37,025	1,941
Kroger	11,495	254
Lorillard	32,611	2,210
McCormick	30,030	977
PepsiCo	24,556	1,350
Philip Morris International	39,842	1,738
Procter & Gamble	21,516	1,100
Reynolds American	35,368	1,366
Ruddick	21,900	513
Wal-Mart Stores	31,925	1,546

		33,532

Energy — 3.6%
Chevron	12,400	821
CNX Gas *	20,000	525
Dresser-Rand Group *	20,800	543
Enbridge	18,300	636
Encore Acquisition *	16,500	509
Exxon Mobil	10,800	755
FMC Technologies *	6,300	237
PetroHawk Energy *	10,800	241
Range Resources	13,200	547
SEACOR Holdings *	8,700	654
TransCanada	7,100	191

		5,659

Financials — 10.9%
Alexandria Real Estate Equities †	17,100	612
Associated Banc-Corp	36,800	460
Bancorpsouth	27,200	559
Capitol Federal Financial	62,712	2,404
Commerce Bancshares	33,817	1,076
Endurance Specialty Holdings	21,000	615
Erie Indemnity, Cl A	16,600	593
Essex Property Trust †	9,500	591
Federated Investors, Cl B	28,300	682
Hancock Holding	15,200	494
Health Care †	19,100	651
IPC Holdings	7,900	216
MFA Financial †	43,700	303
PartnerRe	4,000	260
People’s United Financial	92,358	1,389
Prosperity Bancshares	17,500	522
Realty Income †	27,500	603
RenaissanceRe Holdings	13,100	610
TFS Financial	176,783	1,877
Trustmark	22,500	435
UMB Financial	13,500	513
Valley National Bancorp	50,700	593
Wesco Financial	3,289	957

		17,015

Health Care — 15.9%
Abbott Laboratories	19,636	924
AmerisourceBergen	92,948	1,649
Becton Dickinson	8,163	582
C.R. Bard	8,992	669
Celgene *	2,800	134
Dentsply International	51,302	1,566
Edwards Lifesciences *	18,044	1,228
Eli Lilly	24,473	848
Endo Pharmaceuticals Holdings *	16,600	298
Genzyme *	11,700	652
Haemonetics *	11,100	633
Henry Schein *	31,456	1,508
HLTH *	21,819	286
Idexx Laboratories *	37,082	1,713
Immucor *	23,100	318
Johnson & Johnson	38,186	2,169
Laboratory Corp of America Holdings *	15,392	1,043
LifePoint Hospitals *	20,400	535
Lincare Holdings *	13,016	306
McKesson	17,200	757
Medtronic	22,982	802
Merck	9,200	257
Onyx Pharmaceuticals *	6,200	175
Owens & Minor	12,000	526
Patterson *	28,700	623
Perrigo	23,300	647
Quest Diagnostics	8,272	467
STERIS	19,800	516
Techne	32,575	2,078
United Therapeutics *	8,500	708
Wyeth	7,431	337

		24,954

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
Industrials — 8.9%
Alliant Techsystems *	8,600	$708
C.H. Robinson Worldwide	13,100	683
Dun & Bradstreet	19,596	1,591
FTI Consulting *	6,400	325
Gardner Denver *	24,900	627
General Cable *	9,300	350
Granite Construction	12,900	429
KBR	39,700	732
Landstar System	16,500	593
Lennox International	18,600	597
Nordson	4,100	158
Northrop Grumman	25,505	1,165
Pitney Bowes	37,188	815
Republic Services	45,510	1,111
Rollins	29,800	516
Southwest Airlines	94,141	634
Stericycle *	34,576	1,782
TransDigm Group *	16,200	587
United Parcel Service, Cl B	9,827	491

		13,894

Information Technology — 9.5%
Adtran	31,300	672
Affiliated Computer Services, Cl A *	5,100	227
Applied Materials	35,958	394
Diebold	31,849	839
Flir Systems *	10,200	230
Global Payments	9,200	345
Google, Cl A *	4,572	1,928
Harris	19,500	553
Hewitt Associates, Cl A *	21,100	628
IAC *	62,442	1,002
Ingram Micro, Cl A *	41,500	726
Lexmark International, Cl A *	33,800	536
Linear Technology	12,871	301
Mantech International, Cl A *	13,000	559
Microchip Technology	33,447	754
National Instruments	3,771	85
NeuStar, Cl A *	30,800	683
Perot Systems, Cl A *	43,700	626
Silicon Laboratories *	11,800	448
Sybase *	19,800	620
Tech Data *	43,210	1,414
Xerox	33,200	215
Zebra Technologies, Cl A *	48,247	1,142

		14,927

Materials — 2.7%
Aptargroup	15,400	520
Compass Minerals International	9,800	538
Greif, Cl A	12,700	562
Newmont Mining	35,770	1,462
Reliance Steel & Aluminum	6,000	230
Sensient Technologies	19,100	431
Silgan Holdings	9,100	446

		4,189

Telecommunication Services — 3.1%
AT&T	30,400	755
BCE	10,900	225
CenturyTel	31,647	972
Frontier Communications	89,802	641

	Face Amount ($ Thousands)/Shares
MetroPCS Communications *	46,200	615
Rogers Communications, Cl B	25,200	649
Telephone & Data Systems	11,055	313
Verizon Communications	23,700	728

		4,898

Utilities — 12.8%
AGL Resources	19,400	617
Alliant Energy	23,300	609
Ameren	28,909	720
American Water Works	17,200	329
Atmos Energy	21,600	541
Consolidated Edison	26,568	994
DPL	13,900	322
DTE Energy	20,700	662
Edison International	23,600	742
Great Plains Energy	18,914	294
Hawaiian Electric Industries	77,119	1,470
Idacorp	21,600	565
Integrys Energy Group	20,000	600
Nicor	8,600	298
Northwest Natural Gas	5,300	235
NSTAR	78,413	2,518
OGE Energy	50,407	1,427
Pepco Holdings	46,300	622
PG&E	5,800	223
Piedmont Natural Gas	24,800	598
SCANA	34,616	1,124
Southern	28,747	896
TECO Energy	42,300	505
Vectren	56,160	1,316
WGL Holdings	15,500	496
Wisconsin Energy	32,605	1,327

		20,050

Total Common Stock (Cost $147,852) ($ Thousands)		148,586

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	7,616,937	7,617

Total Cash Equivalent (Cost $7,617) ($ Thousands)		7,617

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.258%, 12/03/09 (A) (B)	$465	464

Total U.S. Treasury Obligation (Cost $464) ($ Thousands)		464

Total Investments — 100.1% (Cost $155,933) ($ Thousands) @		$156,667

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	76	Sep-2009	$(58)

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2009

Percentages are based on Net Assets of $156,572 ($Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the rate in effect as of June 30, 2009

(B)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $155,933 ($ Thousands), and the unrealized appreciation and depreciation were $6,679 ($ Thousands) and ($5,945) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$148,586	$—	$—	$148,586
U.S. Treasury Obligation	—	464	—	464
Cash Equivalent	7,617	—	—	7,617

Total Investments in Securities	$156,203	$464	$—	$156,667

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(58)	$—	$—	$(58)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.1%
Consumer Discretionary — 1.1%
Starwood Hotels & Resorts Worldwide (A)	88,500	$1,965

		1,965

Financials — 93.0%
AMB Property † (A)	525,100	9,877
Annaly Capital Management †	78,400	1,187
Apartment Investment & Management, Cl A † (A)	520,084	4,603
AvalonBay Communities † (A)	128,598	7,194
Boston Properties † (A)	220,033	10,496
Brookfield Asset Management, Cl A	210,700	3,597
Camden Property Trust † (A)	83,300	2,299
CB Richard Ellis Group, Cl A *	51,500	482
Corporate Office Properties Trust † (A)	114,650	3,363
Douglas Emmett † (A)	618,449	5,560
Equity Residential † (A)	450,450	10,013
Essex Property Trust † (A)	55,400	3,448
Extra Space Storage † (A)	216,800	1,810
Federal Realty Investment Trust † (A)	72,750	3,748
Forest City Enterprises, Cl A	343,200	2,265
HCP †	297,950	6,314
Host Hotels & Resorts † (A)	1,009,744	8,472
Kimco Realty † (A)	666,300	6,696
Liberty Property Trust †	86,900	2,002
Macerich † (A)	184,254	3,245
Mitsubishi Estate	92,000	1,536
Post Properties † (A)	179,750	2,416
Prologis † (A)	298,150	2,403
PS Business Parks †	23,705	1,148
Public Storage † (A)	157,754	10,330
Regency Centers † (A)	236,100	8,242
RioCan Real Estate Investment Trust †	39,500	520
Saul Centers †	78,000	2,306
Simon Property Group † (A)	279,894	14,395
Strategic Hotels & Resorts † (A)	86,400	96
Taubman Centers † (A)	36,650	984
UDR † (A)	209,100	2,160
Unibail (France) †	10,403	1,549
Ventas † (A)	218,200	6,515
Verde Realty PIPE * (C) (D)	21,400	424
Vornado Realty Trust † (A)	315,705	14,216

		165,911

Total Common Stock (Cost $196,523) ($ Thousands)		167,876

AFFILIATED PARTNERSHIP — 43.4%
SEI Liquidity Fund, L.P.,
0.690% **†† (B)	79,297,247	77,469

Total Affiliated Partnership (Cost $79,297) ($ Thousands)		77,469

	Face amount ($ Thousands)/Shares
CONVERTIBLE BONDS — 1.5%
Boston Properties CV to 7.0430
2.875%, 02/15/37 †	564	494
Forest City Enterprises CV to 15.0631
3.625%, 10/15/11	1,130	960
Vornado Realty Trust CV to 6.1553
2.850%, 04/01/27 †	1,424	1,239

		2,693

Total Convertible Bonds (Cost $2,034) ($ Thousands)		2,693

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	9,285,523	9,286

Total Cash Equivalent (Cost $9,286) ($ Thousands)		9,286

Total Investments — 144.2% (Cost $287,140) ($ Thousands) @		$257,324

A summary of restricted securities held by the Fund at June 30, 2009 is as follows:

Description	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,400	2/16/07	2/16/07	$706	$424	0.24%

Percentages are based on Net Assets of $178,468 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 was $77,625 ($ Thousands)

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of June 30, 2009 was $77,469 ($ Thousands).

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2009 was $424 ($ Thousands) and represented 0.24% of net Assets.

(D)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2009 was $424 ($ Thousands) and represented 0.24% of Net Assets.

Cl — Class

CV — Convertible Security

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $287,140. ($ Thousands), and the unrealized appreciation and depreciation were $7,574 ($ Thousands) and $(37,390) ($ Thousands), respectively.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Real Estate Fund

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$167,452	$—	$424	$167,876
Affiliated Partnership	—	77,469	—	77,469
Convertible Bonds	—	2,693	—	2,693
Cash Equivalent	9,286	—	—	9,286

Total Investments in Securities	$176,738	$80,162	$424	$257,324

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2008	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	424

Ending balance as of June 30, 2009	$424

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 23.4%
ACI, Term B Loan
6.500%, 05/13/14	$550	$554
Acument Global Technologies, Term B Loan
4.720%, 08/11/13	1,952	878
Affinion, Term B Loan (B)
0.000%, 10/17/12	560	528
Aldabra LLC, 2nd Lien (B)
0.000%, 02/22/15	1,000	683
Allison Transmission, Term B Loan
3.071%, 08/07/14	900	716
Alpha Topco, 2nd Lien
5.311%, 06/30/14	1,000	570
Asurion, Term B Loan
0.000%, 07/07/14 (B)	675	633
Bio Tech Research Labs, 1st Lien
2.320%, 03/17/14	951	518
Biomet
0.000%, 03/25/15 (B)	560	543
Boozal, Term B Loan
7.500%, 07/02/15	138	137
Burlington Coat Factory, Term C Loan
2.560%, 05/28/13	400	313
Calpine, 1st Lien
4.095%, 03/31/14	700	619
CCS Medical
4.470%, 09/30/12	5,227	2,352
Cebridge PIK
6.319%, 05/05/14	850	717
Charter, Term B Loan (B)
0.000%, 03/06/14	560	502
Community Health Systems (B)
0.000%, 07/25/14	800	719
Delta Air Lines, 2nd Lien
3.567%, 04/30/14	476	324
Dex Media West LLC, Term B Loan (B)
0.000%, 10/24/14	675	563
DirecTV, Term C Loan (B)
0.000%, 04/13/13	560	557
Discovery Communications, Term A Loan
0.000%, 05/14/14 (B)	675	674
DJO Finance, Term B Loan
3.704%, 05/20/14	233	212
0.000%, 05/20/14 (B)	326	296
Dollar General, Tranche B-2
3.069%, 07/07/14	1,000	939
DTN, 1st Lien, Tranche C
5.866%, 08/15/14	825	739
Education Media & Publishing, Term B Loan
0.000%, 06/10/14 (B)	750	524
Federal Mogul, Term B Loan
0.000%, 12/27/14 (B)	596	396
Federal Mogul, Term C Loan
0.000%, 12/27/15 (B)	304	197
First Data Corporation, Tranche B-1
3.059%, 09/24/14	9	6
Flextronics International, Term Loan A-3
2.569%, 10/01/14	390	324
Flextronics, Term Loan A2
2.569%, 10/01/14	335	278
Fontainebleau Miami, Term B Loan
7.326%, 06/06/12	2,500	1,600
Freescale Semiconductor
12.500%, 12/15/14	625	541
Georgia Pacific, Term Loan B1
0.000%, 12/20/12 (B)	560	527
Ginn La Conduit Lender, 1st Lien, Tranche A
9.500%, 06/08/11 (H)	1,352	122
8.545%, 06/08/11 (H)	631	56
Graphic Packaging International, Incremental Term Loan
0.000%, 05/16/14 (B)	560	526
Hanesbrand, Term B Loan
0.000%, 09/05/13 (B)	560	556
Harrah’s Operating
0.000%, 01/28/15 (B)	625	458
HCA, Term B Loan
3.470%, 11/18/13	650	586
Hexion, Term Loan C1
0.000%, 05/05/13 (B)	986	663
Hexion, Term Loan C2
0.000%, 05/05/13 (B)	214	144
Hub International
0.000%, 06/13/14 (B)	133	116
Hub International, Term B Loan
0.000%, 06/13/14 (B)	592	516
INEOS Group, Term B Loan
0.000%, 12/16/13 (B)	475	347
INEOS Group, Term C Loan
0.000%, 12/16/14 (B)	475	347
Infor Global
0.000%, 07/28/12 (B)	228	186
Infor Global
0.000%, 07/28/12 (B)	197	161
Infor Global Solutions, Term B Loan
0.000%, 07/30/12 (B)	125	102
Intelsat Bermuda
3.319%, 02/01/14	800	624
Inverness Medical, 2nd Lien
0.000%, 06/26/15 (B)	560	511
Jetro Holdings
0.000%, 07/02/14 (B)	550	527
JHT Holding, 2nd Lien
4.500%, 12/21/12	35	23
Lake at Las Vegas
15.460%, 06/20/12 (H)	2,338	70
Lake at Las Vegas, DIP
7.927%, 06/20/12	1,000	850
7.818%, 07/16/09	1,353	1,150
Lake at Las Vegas Revolving Loan
16.100%, 06/20/12	241	7
Land Investment Consortium, 1st Lien
6.428%, 05/09/11	897	403
Life Tech, Term B Loan
5.250%, 11/21/15	625	627

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lifecare Holding
5.290%, 08/11/12	$489	$288
Meg Energy
0.000%, 03/30/13 (B)	94	84
Meg Energy, Term C Loan
0.000%, 03/30/13 (B)	466	417
Metro PCS Wireless, Term B Loan
3.066%, 11/04/13	972	922
Monitor Oil, 2nd Lien
0.000%, 01/25/15 (A)	47	—
Mylan Laboratiories, Term B Loan
3.827%, 10/02/14	975	939
Mylan Laboratories, Term B Loan
3.827%, 10/02/14	975	939
Nalco, Term B Loan 3
6.500%, 05/06/16	560	554
Navistar Financial
0.000%, 01/19/12 (B)	167	137
Navistar Financial, Term B Loan
0.000%, 01/19/12 (B)	458	393
Newpage, Term B Loan
0.000%, 12/21/14 (B)	675	580
NRG Holdings LOC
0.000%, 02/01/13 (B)	195	183
NRG Holdings, Term B Loan
0.000%, 02/01/13 (B)	365	343
Oshkosh, Term B Loan
0.000%, 12/06/13 (B)	700	642
Pinnacle Foods Group
3.161%, 04/19/14	983	875
Roofing Supply Group
9.250%, 06/30/13	21	16
Serena Software
2.915%, 03/11/13	1,696	1,483
Sirva Worldwide
9.720%, 05/12/12	508	229
9.464%, 05/12/12	329	132
Sirva Worldwide
0.500%, 05/12/12 (A)	456	274
Sirva Worldwide, 2nd Lien
12.000%, 05/15/15	1,096	55
Spirit Finance
4.028%, 08/01/13	1,000	303
4.028%, 07/15/13	2,500	758
Texas Competitive Electric Holdings, Tranche B-2
3.881%, 10/10/14	1,940	1,384
The Newark Group
10.750%, 03/22/13	330	165
The Newark Group (Synthetic)
6.930%, 03/22/13	1,512	756
Thomson Learning
0.000%, 07/03/14	170	142
Thomson Learning, Term B Loan
2.820%, 07/05/14	580	484
Totes Isotoner, 1st Lien
2.944%, 01/31/13	3,258	1,824
Travelport LLC LOC
0.000%, 08/23/13 (B)	57	45
Travelport LLC, Term C Loan
9.750%, 08/23/13	210	203
Travelport, Term B Loan
0.000%, 08/23/13 (B)	316	245
0.000%, 08/23/13 (B)	187	145
US Airways Group
2.941%, 03/19/14	745	388
2.809%, 03/21/14	4,000	2,081
Varietal, Term Loan T1
2.819%, 06/29/14	440	392
Verint Systems
3.590%, 05/27/14	1,864	1,566
VWR International, Term B Loan
2.819%, 06/29/14	185	165
W.M Bolthouse Farms, 1st Lien
2.813%, 12/17/12	560	530
Waiccs Las Vegas 3 LLC, 1st Lien
3.819%, 07/30/09	2,000	400
Waiccs Las Vegas 3 LLC, 2nd Lien
9.319%, 07/30/09	2,000	200
WideOpenWest Finance, 1st Lien
2.820%, 06/30/14	1,450	1,235
Wind Acquisition
0.000%, 12/07/11 (B)	725	728
Wm. Bolthouse Farms, 1st Lien
2.688%, 12/17/12	736	696
Wrigley Jr., Tranche B
6.500%, 10/06/14	625	627

Total Loan Participations (Cost $80,036) ($ Thousands)		54,304

MORTGAGE-BACKED SECURITIES — 22.7%
Agency Mortgage-Backed Obligations — 11.2%
FHLMC TBA
4.500%, 07/01/19	2,500	2,548
FHLMC
6.000%, 09/01/26	794	835
2.875%, 04/30/10	3,000	3,057
FHLMC CMO STRIPS, Ser 245, Cl IO, IO
5.000%, 05/15/37	15	2
FNMA TBA
6.500%, 08/15/37	5,000	5,303
4.500%, 07/17/18	2,500	2,550
FNMA
6.500%, 09/01/26	486	521
6.000%, 11/01/14 to 01/01/27	6,496	6,863
4.750%, 04/19/10	4,000	4,129

		25,808

Non-Agency Mortgage-Backed Obligations — 11.5%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (C)	1,250	1,094
Arkle Master Issuer PLC, Ser 2006-1A, Cl 3M
1.044%, 02/17/52 (C) (D)	1,000	961
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
4.757%, 11/25/34 (D)	285	212

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
4.705%, 04/25/35 (D)	$827	$562
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
4.865%, 10/25/35 (D)	611	458
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.579%, 12/25/36 (C) (D)	487	200
Citigroup Commercial Mortgage Trust, Ser 2006-FL2, Cl D
0.529%, 08/15/21 (C) (D)	400	235
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl J
1.269%, 04/15/22 (C) (D)	775	38
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.272%, 09/25/34 (D)	175	133
Citigroup Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
4.900%, 10/25/35 (D)	657	498
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.419%, 12/15/20 (C) (D)	962	696
Crown Castle Towers LLC, Ser 2006-1A, Cl E
6.065%, 11/15/36 (C)	1,775	1,739
Crusade Global Trust, Ser 2007-1, Cl A1
1.167%, 04/19/38 (D)	967	808
First Horizon Alternative Mortgage Securities, Ser 2005-AA3, Cl 3A1
5.358%, 05/25/35 (D)	1,187	695
First Horizon Asset Securities, Ser 2005-AR4, Cl 2A1
5.340%, 10/25/35 (D)	1,046	724
Granite Master Issuer PLC, Ser 2007-1, Cl 1C1
0.615%, 12/20/54 (D)	410	37
Granite Master Issuer PLC, Ser 2007-2, Cl 2C1
0.749%, 12/17/54 (D)	525	47
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.549%, 11/15/21 (C) (D)	810	264
GS Mortgage Securities II, Ser 2007-EOP, Cl K
1.367%, 03/06/20 (C) (D)	380	246
Harborview Mortgage Loan Trust, Ser 2005-14, Cl 3A1A
5.307%, 12/19/35 (D)	1,284	807
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.569%, 04/25/35 (D)	365	190
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.739%, 05/25/35 (D)	559	85
Interstar Millennium Trust, Ser 2002-1G, Cl A2
1.341%, 07/07/34 (D)	73	67
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-FL2A, Cl J
0.969%, 11/15/18 (C) (D)	1,962	546
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
5.251%, 10/25/36 (D)	1,030	765
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
5.430%, 05/25/37 (D)	1,866	1,087
Leek Finance PLC, Ser 2006-18A, Cl A2B
1.357%, 09/21/38 (C) (D)	364	271
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
4.589%, 12/25/34 (D)	355	242
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
4.483%, 02/25/35 (D)	1,439	1,154
Merrill Lynch Mortgage Investors, Ser 2005-A9, Cl 2A1E
5.151%, 12/25/35 (D)	1,834	1,251
Merrill Lynch Mortgage Investors, Ser 2005-A9, Cl 2A1A
5.151%, 12/25/35 (D)	1,113	939
MLCC Mortgage Investors, Ser 2006-1, Cl 2A1
5.295%, 02/25/36 (D)	963	672
Morgan Stanley Capital I, Ser 2007-XLFA, Cl C
0.480%, 10/15/20 (C) (D)	1,025	333
MortgageIT Trust, Ser 2005-5, Cl A1
0.574%, 12/25/35 (D)	1,242	544
Permanent Master Issuer PLC, Ser 2006-1, Cl 2C
1.531%, 07/15/42 (D)	700	660
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	650	640
Residential Funding Mortgage Securities I, Ser 2006-SA1, Cl 1A1
5.672%, 02/25/36 (D)	538	362
Residential Funding Mortgage Securities I, Ser 2007-SA2, Cl 2A2
5.661%, 04/25/37 (D)	900	480
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.636%, 11/20/34 (D)	255	147
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.616%, 12/20/34 (D)	201	137
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.536%, 03/20/35 (D)	109	71
Sequoia Mortgage Trust, Ser 2007-1, Cl 2A1
5.802%, 02/20/47 (D)	1,722	1,187
Washington Mutual Mortgage Pass - Through Certificates, Ser 2005-AR3, Cl A2
4.640%, 03/25/35 (D)	1,115	858
Washington Mutual Mortgage Pass - Through Certificates, Ser 2006-AR2, Cl 1A1
5.271%, 03/25/37 (D)	644	397
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
4.552%, 01/25/35 (D)	606	532

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
4.489%, 02/25/35 (D)	$767	$634
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
4.551%, 03/25/35 (D)	670	552
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR16, Cl A1
5.681%, 10/25/36 (D)	1,395	846
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 2A1
5.240%, 07/25/36 (D)	1,007	632

		26,735

Total Mortgage-Backed Securities (Cost $66,394) ($ Thousands)		52,543

CORPORATE OBLIGATIONS — 18.0%
Consumer Discretionary — 0.5%
President and Fellows of Harvard College
3.700%, 04/01/13	1,060	1,076

Financials — 13.7%
Banco Santander Chile
0.983%, 12/09/09 (C) (D)	1,750	1,741
Bank of America
0.809%, 09/22/09 (D)	1,500	1,514
BTM Curacao Holdings MTN
4.760%, 07/21/15 (C) (D)	1,000	980
Citibank
0.680%, 10/12/09 (D)	2,250	2,252
Citigroup
1.211%, 08/25/36 (D)	1,500	720
Citigroup Funding
1.369%, 07/30/09 (D)	375	380
0.596%, 09/03/09 (D)	375	375
Everest Reinsurance Holdings
8.750%, 03/15/10	1,050	1,071
General Electric Capital
0.929%, 06/08/12 (D)	550	551
0.839%, 09/14/09 (D)	2,300	2,316
0.609%, 09/21/09 (D)	2,300	2,308
GMAC
0.629%, 09/19/09 (D)	1,250	1,255
ILFC E-Capital Trust I
5.900%, 12/21/65 (C) (D)	1,000	370
JPMorgan Chase
0.859%, 09/15/09 (D)	1,500	1,517
JPMorgan Chase Capital XXI, Ser U
1.966%, 02/02/37 (D)	2,550	1,350
Liberty Property L.P.
7.250%, 03/15/11 ‡	1,000	1,000
MBIA Insurance
14.000%, 01/15/33 (C) (D)	1,000	380
Mellon Funding
1.033%, 05/15/14 (D)	2,100	1,936
Merrill Lynch
1.389%, 09/15/36 (D)	700	376
Monumental Global Funding III
1.331%, 01/15/14 (C) (D)	1,800	1,269
Morgan Stanley
1.236%, 02/10/12 (D)	1,150	1,163
Prudential Financial MTN
5.100%, 12/14/11	310	308
State Street
1.139%, 04/30/12 (D)	1,215	1,169
State Street Bank and Trust
0.829%, 09/15/11 (D)	960	967
State Street Capital Trust IV
1.629%, 06/15/37 (D)	850	490
Unitrin
6.000%, 05/15/17	1,270	884
4.875%, 11/01/10	1,000	974
VTB 24 Capital PLC, Ser E MTN
1.449%, 12/07/09 (D)	1,000	982
Western Union
5.400%, 11/17/11	1,175	1,228

		31,826

Health Care — 0.9%
Quest Diagnostics
5.125%, 11/01/10	1,000	1,022
UnitedHealth Group
2.286%, 02/07/11 (D)	1,000	991

		2,013

Industrials — 0.6%
Continental Airlines, Ser 061G
1.006%, 06/02/13 (D)	1,000	674
Language Line
11.125%, 06/15/12	700	696

		1,370

Materials — 0.2%
Verso Paper Holdings
11.500%, 07/01/14 (C)	550	503

Regional Agencies — 0.2%
Republic of Trinidad & Tobago
9.875%, 10/01/09	500	508

Telecommunication Services — 1.6%
Corning
6.050%, 06/15/15	1,000	981
PAETEC Holding
8.875%, 06/30/17 (C)	575	541
Telecom Italia Capital
1.717%, 07/18/11 (D)	1,000	956
Vodafone Group PLC
0.940%, 02/27/12 (D)	1,300	1,242

		3,720

Utilities — 0.3%
Southern, Ser A
5.300%, 01/15/12	665	698

Total Corporate Obligations (Cost $47,153) ($ Thousands)		41,714

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 14.8%
Automotive — 3.3%
AmeriCredit Automobile Receivables Trust, Ser 2006-1, Cl A4
5.200%, 03/06/11	$363	$363
Americredit Prime Automobile Receivable, Ser 2007-1, Cl D
5.520%, 01/08/12	775	460
Capital Auto Receivables Asset Trust, Ser 2007-1, Cl B
5.150%, 09/17/12	955	847
Carmax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	190	137
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	515	393
Harley-Davidson Motorcycle Trust, Ser 2006-1, Cl B
5.240%, 11/15/13 (C)	1,550	1,339
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl B
5.430%, 11/15/14	890	753
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl B
5.230%, 03/15/14	1,225	1,046
Hyundai Auto Receivables Trust, Ser 2006-B, Cl D
5.410%, 05/15/13	422	405
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A4
5.260%, 11/15/12	526	536
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A
5.040%, 01/17/12	460	471
Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	1,135	977

		7,727

Credit Cards — 5.2%
American Express Credit Account Master Trust, Ser 2004-C, Cl C
0.819%, 02/15/12 (C) (D)	124	124
Bank of America Credit Card Trust, Ser 2006-C7, Cl C7
0.549%, 03/15/12 (D)	1,000	985
Citibank Credit Card Issuance Trust, Ser 2006-C4, Cl C4
0.538%, 01/09/12 (D)	1,800	1,771
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.938%, 11/07/14 (D)	2,000	1,807
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.519%, 06/15/15 (D)	3,150	2,362
MBNA Master Credit Card Trust, Ser 1997-B, Cl B
0.669%, 08/15/14 (D)	2,100	1,920
MBNA Master Credit Card Trust, Ser 1999-J, Cl C
7.850%, 02/15/12 (C)	1,500	1,505
Washington Mutual Master Note Trust, Ser 2006-C2A, Cl C2
0.819%, 08/15/15 (C) (D)	800	682
Washington Mutual Master Note Trust, Ser 2006-C3A, Cl C3A
0.699%, 10/15/13 (C) (D)	1,000	981

		12,137

Mortgage Related Securities — 1.4%
ACE Securities, Ser 2006-HE1, Cl M2
0.709%, 02/25/36 (D)	515	5
ACE Securities, Ser 2006-OP2, Cl A2B
0.419%, 08/25/36 (D)	1,000	632
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.424%, 10/25/36 (D)	1,100	936
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.599%, 03/25/35 (D)	35	15
Option One Mortgage Loan Trust, Ser 2005-3, Cl M1
0.784%, 08/25/35 (D)	428	138
Option One Mortgage Loan Trust, Ser 2007-2, Cl M1
0.669%, 03/25/37 (D)	2,635	28
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (D)	285	137
Option One Mortgage Loan Trust, Ser 2007-FXD2, Cl 2A1
5.900%, 03/25/37	837	741
Option One Mortgage Loan Trust, Ser 2007-HL1, Cl 2A1
0.429%, 02/25/38 (D)	565	467

		3,099

Other Asset-Backed Securities — 4.9%
ACAS Business Loan Trust, Ser 2006-1A, Cl A
0.890%, 11/27/19 (C) (D)	1,619	1,247
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.704%, 08/16/19 (C) (D)	1,837	119
AIG Credit Premium Finance Master Trust, Ser 2007-AA, Cl C
0.719%, 12/15/11 (C) (D)	1,245	256
Babson CLO, Ser 2007-1A, Cl A1
1.332%, 01/18/21 (C) (D)	1,104	829
Capital Trust Re CDO Ltd., Ser 2006- 4A, Cl A1
0.630%, 10/20/43 (C) (D)	1,007	252
CapitalSource Commercial Loan Trust, Ser 2006-2A, Cl A1A
0.525%, 09/20/22 (C) (D)	499	410
CapitalSource Commercial Loan Trust, Ser 2007-1, Cl C
0.966%, 03/20/17 (C) (D)	458	201
CIT Equipment Collateral, Ser 2006-VT2, Cl C
5.290%, 04/20/14	31	29
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl M1
0.599%, 12/25/36 (D)	805	41

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Asset-Backed Certificates, Ser 2005-13, Cl 3AV3
0.559%, 04/25/36 (D)	$1,056	$715
Countrywide Asset-Backed Certificates, Ser 2006-18, Cl M1
0.609%, 03/25/37 (D)	1,000	38
Countrywide Asset-Backed Certificates, Ser 2006-22, Cl M1
0.539%, 05/25/37 (D)	1,500	28
Countrywide Asset-Backed Certificates, Ser 2006-22, Cl M3
0.619%, 05/25/37 (D)	1,000	12
Credit-Based Asset Servicing and Securitization CDO, Ser 2006-16A, Cl A
0.879%, 09/06/41 (C) (D)	520	42
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (C)	2,200	1,692
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2007-FF1, Cl M2
0.574%, 01/25/38 (D)	1,145	5
GE Business Loan Trust, Ser 2003-2A, Cl B
1.319%, 11/15/31 (C) (D)	92	62
GE Business Loan Trust, Ser 2004-2A, Cl A
0.539%, 12/15/32 (C) (D)	128	73
GE Business Loan Trust, Ser 2004-2A, Cl B
0.799%, 12/15/32 (C) (D)	96	64
GE Business Loan Trust, Ser 2006-2A, Cl D
1.069%, 11/15/34 (C) (D)	271	73
GE Commercial Loan Trust, Ser 2006-3, Cl C
1.657%, 01/19/17 (C) (D)	344	7
GE Dealer Floorplan Master Note Trust, Ser 2006-2, Cl C
0.745%, 04/20/13 (D)	460	192
GMAC Mortgage Loan Trust, Ser 2006-HE4, Cl A2
0.454%, 12/25/36 (D)	892	268
JPMorgan Mortgage Acquisition, Ser 2006-CH1, Cl M1
0.529%, 07/25/36 (D)	335	47
JPMorgan Mortgage Acquisition, Ser 2006-CH2, Cl MV1
0.519%, 10/25/36 (D)	1,125	70
JPMorgan Mortgage Acquisition, Ser 2006-WMC3, Cl A4
0.459%, 08/25/36 (D)	1,250	312
JPMorgan Mortgage Acquisition, Ser 2007-CH3, Cl M3
0.679%, 03/25/37 (D)	385	6
Katonah, Ser 2005-7A, Cl B
1.303%, 11/15/17 (C) (D)	700	224
Lambda Finance, Ser 2005-1A, Cl A3
1.113%, 11/15/29 (C) (D)	1,026	848
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (C)	120	100
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (C)	578	391
Prima, Ser 2006-1, Cl A1
5.417%, 12/28/48	2,046	1,432
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.315%, 09/20/19 (C) (D)	793	505
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl B
0.619%, 01/15/12 (D)	115	104
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl C
0.919%, 01/15/12 (D)	215	193
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.479%, 11/26/21 (C) (D)	556	345

		11,232

Total Asset-Backed Securities (Cost $58,490) ($ Thousands)		34,195
U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%
FHLB
3.000%, 06/11/10	2,345	2,400
1.375%, 05/16/11	7,000	7,022
1.020%, 02/26/10	3,000	3,012
0.634%, 05/05/10	10,000	9,962
FNMA
1.375%, 04/28/11	1,560	1,564

Total U.S. Government Agency Obligations (Cost $23,901) ($ Thousands)		23,960

COMMON STOCK — 0.1%
JHT Holding * (E)(F)	4,002	—
Sirva Worldwide * (E)(F)	6,263	290

Total Common Stock (Cost $—) ($ Thousands)		290

CASH EQUIVALENT — 8.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **†	19,745,748	19,746

Total Cash Equivalent (Cost $19,746) ($ Thousands)		19,746

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 8.9%
Bank of America (G) 0.090%, dated 06/30/09, to be repurchased on 07/01/09, repurchase price $20,600,052 (collateralized by various U.S. Government Obligations, ranging in par value $9,698,720-$11,412,673, 4.000%-5.000%, 10/01/37-06/01/39; market value $21,012,000)	$20,600	$20,600

Total Repurchase Agreement (Cost $20,600) ($ Thousands)		20,600

Total Investments — 106.7% (Cost $316,320)($ Thousands) @		$247,352

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 5-Year Note	(85)	Sep-2009	$66
U.S. 2-Year Note	(52)	Oct-2009	(3)
U.S. 10-Year Note	(27)	Sep-2009	(36)
U.S. Long Treasury Bond	(9)	Sep-2009	(30)

			$(3)

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/10/09	CHF	1,400	EUR	915	$(4)
7/10/09	EUR	919	CHF	1,400	(2)
7/10/09	EUR	443	SGD	900	1
7/10/09	JPY	123,000	NOK	9,247	161
7/10/09	NOK	9,025	JPY	123,000	(127)
7/10/09	NOK	222	USD	33	(1)
7/10/09	SGD	900	EUR	436	(10)
7/10/09	USD	11	AUD	16	2
7/10/09-8/12/09	EUR	1,856	JPY	244,000	(74)
7/10/09-8/12/09	EUR	104	USD	138	(7)
7/10/09-8/12/09	JPY	244,000	EUR	1,971	234
7/10/09-9/10/09	AUD	2,706	CHF	2,100	(250)
7/10/09-9/10/09	CHF	2,100	AUD	2,695	242
7/10/09-9/10/09	CHF	2,900	GBP	1,720	164
7/10/09-9/10/09	GBP	1,756	CHF	2,900	(222)
7/10/09-9/10/09	GBP	6,155	JPY	852,000	(1,299)
7/10/09-9/10/09	JPY	852,000	GBP	6,037	1,105
7/10/09-9/10/09	USD	230	GBP	160	34
8/12/09	AUD	900	JPY	61,000	(92)
8/12/09	CHF	700	NOK	3,980	(26)
8/12/09	JPY	61,000	AUD	985	161
8/12/09	NOK	4,064	CHF	700	13
8/12/09	USD	13	NOK	83	—
8/12/09	USD	600	NZD	1,084	100
8/12/09-9/10/09	AUD	92	USD	63	(11)
8/12/09-9/10/09	NZD	1,186	USD	673	(93)
9/10/09	CHF	1,400	USD	1,190	(99)
9/10/09	GBP	416	SGD	900	(62)
9/10/09	JPY	61,000	NZD	1,199	140
9/10/09	NZD	1,098	JPY	61,000	(75)
9/10/09	SGD	900	GBP	408	51
9/10/09	USD	1,196	CHF	1,400	92

					$46

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2009

Percentages are based on a Net Assets of $231,873 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Unfunded bank loan. Interest rate not available.

(B)	Unsettled bank loan. Interest rate not available.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	Variable Rate Security –– The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2009. The date reported on the Schedule of Investments is the maturity date. The effective maturity date may be shorter.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2009 was $290 ($ Thousands) and represented 0.13% of Net Assets.

(F)	Security considered illiquid. The total market value of such securities as of June 30, 2009 was $290 ($ Thousands) and represented 0.13% of Net Assets.

(G)	Tri-Party Repurchase Agreement.

(H)	Security in default on interest payments.

AUD	— Australian Dollar
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
Cl	— Class
CLO	— Collateralized Loan Obligation
CMO	— Collateralized Mortgage Obligation
DIP	— Debtor In Possession
EUR	— Euro
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GBP	— British Pound
IO	— Interest Only - face amount represents notional amount
JPY	— Japanese Yen
LLC	— Limited Liability Company
L.P.	— Limited Partnership
Ltd.	— Limited
MTN	— Medium Term Note
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLC	— Public Limited Company
Ser	— Series
SGD	— Singapore Dollar
STRIPS	— Separately Traded Registered Interest and Principal Securities
TBA	— To Be Announced
USD	— United States Dollar

Amounts	designated as “—” are $0 or have been rounded to $0.

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $316,320 ($ Thousands), and the unrealized appreciation and depreciation were $1,455 ($ Thousands) and ($70,423) ($ Thousands), respectively.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Enhanced Income Fund

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$52,543	$—	$52,543
Corporate Obligations	—	41,714	—	41,714
Asset-Backed Securities	—	33,929	266	34,195
U.S. Government Agency Obligations	—	23,960	—	23,960
Common Stock	—	—	290	290
Loan Participations	—	54,304	—	54,304
Repurchase Agreement	—	20,600	—	20,600
Cash Equivalent	19,746	—	—	19,746

Total Investments in Securities	$19,746	$227,050	$556	$247,352

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(3)	$—	$—	$(3)
Forward Contracts	—	46	—	46

Total Other Financial Instruments	$(3)	$46	$—	$43

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Asset-Backed Securities	Common Stock
Beginning balance as of October 1, 2008	$620	$—
Accrued discounts/premiums	—	—
Realized gain/(loss)	(312)	—
Change in unrealized appreciation/(depreciation)	(37)	290
Net purchases/sales	(5)	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of June 30, 2009	$266	$290

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 53.8%
Agency Mortgage-Backed Obligations — 38.9%
FHLMC
7.500%, 11/01/29 to 09/01/32	$1,912	$2,065
7.000%, 01/01/10 to 01/01/32	350	381
6.500%, 12/01/13 to 09/01/38	23,323	24,838
6.000%, 08/01/16 to 09/01/38	57,628	60,531
5.500%, 12/01/13 to 03/01/38	57,989	60,307
5.000%, 10/01/14 to 02/01/39	94,518	96,972
4.500%, 04/01/35 to 11/01/35	3,073	3,069
4.000%, 04/01/19 to 10/01/33	2,583	2,532
FHLMC ARM (A)
6.430%, 10/01/37	820	856
6.429%, 11/01/37	6	7
5.993%, 01/01/37	2,127	2,221
5.922%, 03/01/37	224	234
5.126%, 01/01/36	5,267	5,480
FHLMC CMO STRIPS, Ser 232, Cl IO, IO
5.000%, 08/01/35	10,064	1,583
FHLMC CMO STRIPS, Ser 233, Cl 12, IO
5.000%, 09/15/35	2,870	392
FHLMC CMO STRIPS, Ser 233, Cl 6, IO
4.500%, 08/15/35	430	75
FHLMC CMO STRIPS, Ser 245, Cl IO, IO
5.000%, 05/15/37	2,460	389
FHLMC CMO, Ser 1, Cl Z
9.300%, 04/15/19	125	136
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	15,790	16,792
FHLMC CMO, Ser 1983, Cl Z
6.500%, 12/15/23	2,152	2,287
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	2,639	2,803
FHLMC CMO, Ser 2277, Cl B
7.500%, 01/15/31	395	415
FHLMC CMO, Ser 2389, Cl CD
6.000%, 03/15/16	1,011	1,025
FHLMC CMO, Ser 2399, Cl XG
6.500%, 01/15/32	5,196	5,560
FHLMC CMO, Ser 2489, Cl PE
6.000%, 08/15/32	332	350
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	785	832
FHLMC CMO, Ser 2564, Cl BQ
5.500%, 10/15/17	1,485	1,583
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	322	341
FHLMC CMO, Ser 2623, Cl AJ
4.500%, 07/15/16	1,309	1,353
FHLMC CMO, Ser 2672, Cl HA
4.000%, 09/15/16	458	471
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	918	924
FHLMC CMO, Ser 2690, Cl TV
4.500%, 11/15/25	667	685
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	339	344
FHLMC CMO, Ser 2733, Cl ME
5.000%, 01/15/34	5,995	6,235
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	531	519
FHLMC CMO, Ser 2780, Cl TB
3.000%, 12/15/24	72	72
FHLMC CMO, Ser 2790, Cl TN
4.000%, 05/15/24	1,398	1,343
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	1,182	1,249
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	208	203
FHLMC CMO, Ser 2945, Cl SA
11.719%, 03/15/20 (A)	4,012	4,178
FHLMC CMO, Ser 2985, Cl JR
4.500%, 06/15/25	1,737	1,761
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	830	876
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	406	433
FHLMC CMO, Ser 3253, Cl A
5.000%, 08/15/20	804	838
FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	1,188	1,209
FHLMC CMO, Ser 3455, Cl MB
4.500%, 06/15/23	2,088	2,114
FHLMC CMO, Ser 3465, Cl HA
4.000%, 07/15/17	1,285	1,321
FNMA
7.000%, 09/01/26 to 06/01/35	7,159	7,828
6.500%, 05/01/17 to 12/01/37	5,779	6,147
6.000%, 12/01/20 to 08/01/37	62,147	65,312
5.500%, 06/01/14 to 08/01/37	136,486	142,670
5.000%, 01/01/20 to 02/01/39	76,629	78,579
4.500%, 11/01/33 to 05/01/39	18,439	18,470
4.000%, 08/01/20	2,072	2,078
FNMA ARM (A)
6.284%, 09/01/37	206	216
6.131%, 09/01/37	911	951
6.124%, 12/01/36	578	604
6.106%, 11/01/37	934	977
6.033%, 08/25/09	1,567	1,636
6.028%, 01/01/37	706	737
5.977%, 04/01/37	717	748
5.957%, 01/01/37	874	912
5.936%, 08/25/09	402	419
5.878%, 02/01/37	587	612
5.766%, 08/01/37	1,697	1,783
5.746%, 05/01/37	2,007	2,101
5.635%, 02/01/36	598	627
3.536%, 10/01/35	11,995	12,182
3.531%, 11/01/35	1,859	1,888
3.529%, 11/01/35	1,790	1,818
3.528%, 11/01/35	1,877	1,906
3.521%, 10/01/35	1,026	1,042
3.516%, 11/01/35	1,820	1,849
3.514%, 11/01/35	1,811	1,839
3.513%, 10/01/35	8,317	8,447
FNMA TBA
6.500%, 08/15/37 to 09/01/37	17,000	18,013
5.500%, 08/18/21 to 07/25/39	33,765	34,400
5.000%, 08/14/37 to 07/15/38	99,700	101,539
4.500%, 07/01/37 to 07/25/39	68,630	68,480

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.506%, 11/01/35 (A)	$6,087	$6,181
FNMA CMO STRIPS, Ser 359, Cl 6, IO
5.000%, 11/01/35	1,274	195
FNMA CMO STRIPS, Ser 360, Cl 2, IO
5.000%, 08/01/35	21,550	3,427
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	4,777	5,018
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	11,077	11,906
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	994	1,042
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	706	707
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	225	224
FNMA CMO, Ser 2003-15, Cl CH
4.000%, 02/25/17	433	443
FNMA CMO, Ser 2003-16, Cl PN
4.500%, 10/25/15	423	429
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	790	829
FNMA CMO, Ser 2004-80, Cl LE
4.000%, 11/25/19	4,237	4,167
FNMA CMO, Ser 2004-81, Cl KE
4.500%, 11/25/19	226	234
FNMA CMO, Ser 2005-57, Cl EG
0.614%, 03/25/35 (A)	2,774	2,719
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	662	707
FNMA CMO, Ser 2005-69, Cl JM
4.500%, 08/25/25	668	673
FNMA CMO, Ser 2006-10, Cl FD
0.664%, 03/25/36 (A)	2,445	2,407
FNMA CMO, Ser 2006-112, IO
6.386%, 11/25/36 (A)	17,558	1,567
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	1,522	1,546
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	3,037	3,212
FNMA CMO, Ser 2007-T2, Cl B
6.022%, 11/25/10	4,500	4,722
FNMA CMO, Ser 2008-22
6.116%, 03/25/37 (A)	15,000	1,655
FNMA CMO, Ser 2008-35, Cl B
5.000%, 08/25/23	228	237
FNMA CMO, Ser 2008-35, IO
1.282%, 02/25/11 (A)	104,584	965
FNMA CMO, Ser 365, Cl 2, IO
5.000%, 02/01/36	1,183	169
FNMA CMO, Ser 365, IO
5.000%, 04/01/36	1,213	168
GNMA
8.000%, 11/15/29 to 11/15/30	148	168
7.500%, 03/15/29 to 01/15/32	308	338
7.000%, 08/15/13	73	78
6.500%, 04/15/24 to 09/15/35	15,078	16,173
6.000%, 03/15/14 to 11/15/35	42,591	44,631
5.000%, 05/15/33 to 10/15/35	4,878	4,998
GNMA ARM (A)
6.000%, 06/20/35	486	498
5.500%, 01/10/36 to 05/20/36	5,137	5,261
5.000%, 02/20/36	900	903
4.625%, 08/20/34	582	594
4.500%, 02/20/34	930	948
3.750%, 12/20/33	10,655	10,732
3.125%, 03/20/36	739	740
GNMA CMO, Ser 2001-18, Cl WH
31.197%, 04/20/31 (A)	258	331
GNMA CMO, Ser 2002-51, Cl SG
31.135%, 04/20/31 (A)	239	314
GNMA CMO, Ser 2003-86, Cl ZK
5.000%, 10/20/33	9,951	9,907
GNMA CMO, Ser 2004-80, Cl IP, IO
5.500%, 07/20/34	2,292	45
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	879	917
GNMA TBA
6.000%, 07/01/34	15,600	16,248
5.000%, 08/01/33	4,000	4,061
4.500%, 07/01/35 to 08/15/39	48,255	48,079

		1,128,507

Non-Agency Mortgage-Backed Obligations — 14.9%
Adjustable Rate Mortgage Trust, Ser 2005-8, Cl 4A11
5.436%, 11/25/35 (A)	9,963	6,524
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.439%, 03/25/47 (A)	10,128	3,964
American Home Mortgage Investment Trust, Ser 2004-1, Cl 4A
3.170%, 04/25/44 (A)	368	263
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
4.390%, 02/25/45 (A)	1,718	1,352
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
5.294%, 06/25/45 (A)	5,123	2,794
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
5.350%, 11/25/45 (A)	4,995	2,801
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (B)	1,749	1,592
Banc of America Commercial Mortgage Securities, Ser 2000-1, Cl A2A
7.333%, 11/15/31 (A)	872	875
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	659	623
Banc of America Commercial Mortgage Securities, Ser 2003-1, Cl A2
4.648%, 09/11/36	746	690
Banc of America Commercial Mortgage Securities, Ser 2004-2, Cl A5
4.580%, 11/10/38	294	258
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	11,300	9,723
Banc of America Commercial Mortgage Securities, Ser 2006-2, Cl A1
5.611%, 05/10/45	1,580	1,604
Banc of America Commercial Mortgage, Ser 2004-2, Cl A3
4.050%, 11/10/38	483	465
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	240	205
Banc of America Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/47	387	356

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage, Ser 2007-2, Cl A2
5.634%, 04/10/49 (A)	$2,576	$2,339
Banc of America Commercial Mortgage, Ser 2007-3, Cl A3
5.837%, 07/10/14 (A)	1,360	1,038
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/33	67	64
Banc of America Funding, Ser 2005-B, Cl 2A1
5.087%, 04/20/35 (A)	5,058	3,214
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.294%, 05/25/34 (A)	4,653	4,025
Bear Stearns Commercial Mortgage Securities, Ser 2000-WF1, Cl A2
7.780%, 02/15/32 (A)	1,855	1,869
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	436	440
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (A)	806	789
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	1,147	1,083
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/09 (A)	348	339
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR6, Cl A6
4.825%, 11/11/41	333	295
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 08/11/09 (A)	2,343	2,084
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.299%, 10/12/42 (A)	3,700	3,183
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A2
5.857%, 06/11/40 (A)	4,144	3,834
Chase Commercial Mortgage Securities, Ser 2000-3, Cl A2
7.319%, 10/15/32	2,260	2,307
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
5.238%, 12/25/35 (A)	12,400	7,016
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.726%, 03/15/49 (A)	11,422	9,638
Citigroup Mortgage Loan Trust, Ser 2005-11, Cl A3
4.900%, 12/25/35 (A)	8,758	6,422
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	3,131	3,314
Commercial Mortgage Asset Trust, Ser 1999-C2, Cl A2
7.546%, 10/17/32 (A)	2,139	2,164
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.220%, 12/10/49 (A)	15,025	11,141
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	770	761
Countrywide Alternative Loan Trust, Ser 2003-20BC, Cl 1A1
5.500%, 10/25/33	1,467	1,221
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	577	539
Countrywide Alternative Loan Trust, Ser 2005-21, Cl 3A2
2.539%, 08/25/35 (A)	556	216
Countrywide Alternative Loan Trust, Ser 2005-56, Cl 4A1
0.624%, 11/25/35 (A)	7,963	3,557
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.644%, 11/20/35 (A)	9,649	4,358
Countrywide Alternative Loan Trust, Ser 2006-OA2, Cl X1P, IO
0.632%, 05/20/46 (A)	30,277	454
Countrywide Alternative Loan Trust, Ser 2006-OC6, Cl 2A1
0.384%, 07/25/36 (A)	838	714
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 1A1
5.255%, 02/20/36 (A)	1,702	634
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HYB9, Cl 1A1
5.013%, 02/20/36 (A)	1,119	482
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.714%, 09/25/35 (A) (B)	5,472	3,696
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2006-HYB1, Cl 1A1
5.315%, 03/20/36 (A)	2,680	1,249
CS First Boston Mortgage Securities, Ser 2001-CK1, Cl A3
6.380%, 12/18/35	540	554
CS First Boston Mortgage Securities, Ser 2001-CK3, Cl A4
6.530%, 06/15/34	1,490	1,528
CS First Boston Mortgage Securities, Ser 2002-CKN2, Cl A3
6.133%, 04/15/37	257	253
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	28	28
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	2,428	2,384
CS First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	426	413
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
4.607%, 10/25/33 (A)	5,412	4,433
CS First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/36 (A)	906	824
CS First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/36	537	506
CS First Boston Mortgage Securities, Ser CPN1, Cl A2
4.597%, 03/15/35	362	329

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	$5,505	$3,961
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.764%, 06/20/34 (A)	1,306	941
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	993	1,012
DLJ Commercial Mortgage, Ser CG3, Cl A1B
7.340%, 09/10/09	139	139
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.713%, 11/19/44 (A)	2,587	573
FFCA Secured Lending, Ser 1999-1A, IO
1.317%, 09/18/25 (A) (B)	5,126	118
FHLMC, Ser K003, Cl AAB
4.768%, 05/25/18	1,100	1,129
First Horizon Alternative Mortgage Securities, Ser 2006-FA6, Cl 2A10
6.000%, 11/25/36	593	533
First Union National Bank Commercial Mortgage, Ser 1999-C4, Cl A2
7.390%, 12/15/31	45	45
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl A2
7.202%, 10/15/32	748	760
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	809	760
Fund America Investors II, Ser 1993-A, Cl A2
6.193%, 06/25/23 (A)	238	217
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (B)	7,530	7,128
GE Capital Commercial Mortgage, Ser 2001-2, Cl A3
6.030%, 08/11/33	324	325
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	6,318	6,441
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	12,500	12,196
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.513%, 11/10/45 (A)	7,479	6,294
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A3A
5.334%, 11/10/45 (A)	10,025	9,137
GE Capital Commercial Mortgage, Ser 2006-C1, Cl A3
5.336%, 03/10/44 (A)	2,845	2,358
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 02/10/17	1,510	1,043
GMAC Commercial Mortgage Securities, Ser 2000-C2, Cl A2
7.455%, 08/16/33 (A)	2,261	2,314
GMAC Commercial Mortgage Securities, Ser 2000-C3, Cl A2
6.957%, 09/15/35	2,995	3,094
GMAC Commercial Mortgage Securities, Ser 2001-C1, Cl A2
7.724%, 03/15/33 (A)	2,559	2,582
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.485%, 05/10/40 (A)	535	528
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	3,121	2,837
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (A)	4,800	3,975
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	6,305	6,012
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	2,184	1,868
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.115%, 08/10/09 (A)	8,650	7,095
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/15/18 (A) (B)	2,284	2,279
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	363	349
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/39	6,500	5,518
GS Mortgage Securities II, Ser 2006-GG8, Cl A4
5.560%, 11/10/39	8,000	6,525
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A) (B)	72	53
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.490%, 10/25/33 (A)	5,651	5,144
Harborview Mortgage Loan Trust, Ser 2005-1, Cl X, IO
3.060%, 03/19/35	12,266	194
Harborview Mortgage Loan Trust, Ser 2005-12, Cl X2B, IO
3.005%, 10/19/35 (A)	21,140	294
Heller Financial Commercial Mortgage Asset, Ser 1999-PH1, Cl C
7.099%, 05/15/31 (A)	237	236
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.664%, 08/25/36 (A)	846	469
Impac Secured Assets CMO Owner Trust, Ser 2006-3, Cl A4
0.404%, 11/25/36 (A)	3,038	1,831
Impac Secured Assets CMO Owner Trust, Ser 2007-1, Cl A1
0.374%, 03/25/37 (A)	10,890	5,797
Indymac INDA Mortgage Loan Trust, Ser 2005-AR2, Cl 1A1
4.372%, 01/25/36 (A)	383	228
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
6.142%, 11/01/37 (A)	1,795	1,171
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl AX2, IO
3.110%, 12/25/34	4,955	33
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
5.996%, 08/25/37 (A)	8,857	4,016

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JP Morgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	$12,253	$4,597
JP Morgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.457%, 08/12/09 (A)	550	473
JP Morgan Chase Commercial Mortgage Securities, Ser 2006-LDP7
6.051%, 08/15/09 (A)	806	775
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A2
5.815%, 08/12/09 (A)	296	277
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	1,830	1,370
JP Morgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	11,915	8,770
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	5,170	5,264
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	590	576
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 11/12/08 (A)	184	172
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl A1
3.765%, 01/15/42	20	20
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A1
4.334%, 07/15/42	4	4
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP3, Cl A1
4.655%, 08/15/42	132	132
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (A)	2,480	2,109
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (A)	792	801
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 11A2
4.499%, 11/25/08 (A)	12,385	7,410
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.755%, 11/25/08 (A)	12,600	7,019
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.731%, 05/25/36 (A)	13,560	7,513
LB Commercial Conduit Mortgage Trust, Ser 1999-C2, Cl B
7.425%, 10/15/32	378	379
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	367	376
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	6,514	6,540
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	810	798
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	345	325
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A2
5.084%, 02/15/31	1,665	1,614
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	710	578
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A2
5.318%, 02/15/40	739	700
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (B)	3,847	3,952
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	3,379	3,260
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.273%, 02/25/34 (A)	5,413	4,788
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (A)	2,480	2,129
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	8,400	6,111
MLCC Mortgage Investors, Ser 2004-B, Cl A3
3.454%, 05/25/29 (A)	853	721
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	1,142	1,043
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	1,700	1,663
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	6,161	5,264
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.185%, 11/14/42 (A)	1,029	1,002
Morgan Stanley Capital I, Ser 2005-T17, Cl A5
4.780%, 12/13/41	309	268
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/15/52 (A)	2,500	2,119
Morgan Stanley Capital I, Ser 2007-IQ, Cl A2
5.610%, 04/15/49	993	910
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (A)	7,100	5,175
Morgan Stanley Dean Witter Capital I, Ser 2000-LIFE, Cl A2
7.570%, 11/15/36 (A)	1,812	1,823
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP5, Cl A4
6.390%, 10/15/35	2,492	2,555
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	1,846	1,741
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.424%, 02/25/47 (A)	392	293
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	1,169	1,243

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
RBS Greenwhich Capital Mortgage Pass-Through Certificates, Ser 2007-B, Cl 1A4
0.764%, 01/25/37 (A)	$4,770	$1,860
Residential Accredit Loans, Ser 2007-QS1, Cl 2A2
0.674%, 01/25/37 (A)	5,053	2,483
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	1,801	1,720
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.774%, 12/25/34 (A)	2,396	1,591
Salomon Brothers Mortgage Securities VII, Ser 2000-C3, Cl A2
6.592%, 12/18/33	717	733
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 10/13/11	5,259	5,398
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	878	870
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19, Cl 1A1
0.634%, 10/25/35 (A)	1,858	837
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
5.645%, 08/25/15 (A)	11,038	5,576
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.514%, 10/25/36 (A)	4,980	2,055
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/35	3,201	2,344
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.190%, 09/25/37 (A)	5,271	3,387
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 2A1
6.208%, 08/30/37 (A)	5,558	4,017
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	3,602	3,395
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1A, Cl A4
6.287%, 04/15/34	1,543	1,568
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C5, Cl A2
3.989%, 06/15/35	449	419
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C6, Cl A3
4.957%, 08/15/35 (A)	2,490	2,359
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	247	243
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	873	836
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Cl A4
5.030%, 01/15/41	599	503
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR5, Cl A6
4.677%, 05/25/35 (A)	9,220	5,123
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	1,256	1,250
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.604%, 10/25/47 (A)	4,401	2,303
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.594%, 11/25/47 (A)	6,636	3,017
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
5.092%, 12/25/35 (A)	12,955	8,059
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.604%, 12/25/45 (A)	6,357	2,971
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR12, Cl 1A1
6.069%, 10/25/36 (A)	656	456
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
2.150%, 07/25/47 (A)	9,142	3,423
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.526%, 06/25/34 (A)	5,647	5,017
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-17, Cl 1A1
5.500%, 01/25/36	3,130	2,448
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-2, Cl 3A1
5.750%, 03/25/36	1,659	1,165

		431,450

Total Mortgage-Backed Securities (Cost $1,647,895) ($ Thousands)		1,559,957

CORPORATE OBLIGATIONS — 34.0%
Consumer Discretionary — 1.8%
AMC Entertainment
8.750%, 06/01/19 (B)	40	38
American Achievement
8.250%, 04/01/12 (B)	900	841
Autozone
6.500%, 01/15/14	960	996
Boyd Gaming
7.125%, 02/01/16	350	259
6.750%, 04/15/14	570	462
British Sky Broadcasting Group
9.500%, 11/15/18 (B) (C)	3,385	4,046
Caesars Entertainment
8.125%, 05/15/11	540	448
CCH I Holdings LLC
11.000%, 10/01/15 (D)	740	89
Comcast
6.500%, 01/15/17	720	764
6.500%, 01/15/15	985	1,045
5.850%, 11/15/15	465	482
5.700%, 05/15/18	2,340	2,352
5.450%, 11/15/10	525	546
5.300%, 01/15/14 (C)	2,340	2,420

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Comcast Cable Communications
6.750%, 01/30/11	$2,310	$2,441
Comcast Cable Communications
8.375%, 03/15/13 (C)	3,500	3,990
Community Health Systems
8.875%, 07/15/15 (C)	1,030	1,009
COX Communications
7.875%, 08/15/09	750	754
6.250%, 06/01/18 (B)	289	286
4.625%, 06/01/13	805	792
Daimler Finance LLC
7.300%, 01/15/12	1,400	1,449
6.500%, 11/15/13	1,320	1,342
DirecTV Holdings
8.375%, 03/15/13	440	441
Eastman Kodak
7.250%, 11/15/13	2,740	1,671
Echostar DBS
7.750%, 05/31/15	720	686
Fortune Brands
6.375%, 06/15/14	1,755	1,745
General Motors
8.250%, 07/15/23 (C) (D)	3,100	380
Hertz
8.875%, 01/01/14 (C)	725	667
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/10 (D)	1,010	404
Lamar Media, Ser B
6.625%, 08/15/15	150	127
MGM Mirage
8.500%, 09/15/10	10	9
7.625%, 01/15/17 (C)	1,290	835
News America
6.650%, 11/15/37	180	162
6.200%, 12/15/34 (C)	65	55
Nordstrom
6.750%, 06/01/14	950	988
River Rock Entertainment Authority
9.750%, 11/01/11	930	697
Service International
7.625%, 10/01/18 (C)	340	315
7.500%, 04/01/27	670	526
6.750%, 04/01/16	20	18
Station Casinos
7.750%, 08/15/16 (C)	1,495	516
Sun Media
7.625%, 02/15/13	470	309
Thomson Reuters
5.950%, 07/15/13	580	593
Time Warner
7.700%, 05/01/32	835	820
6.875%, 05/01/12	2,225	2,380
Time Warner Cable
8.750%, 02/14/19	1,010	1,178
8.250%, 04/01/19	4,895	5,554
7.300%, 07/01/38	480	500
6.750%, 06/15/39	1,550	1,509
6.750%, 07/01/18	360	375
Time Warner Entertainment
8.375%, 07/15/33	60	67
TL Acquisitions
10.500%, 01/15/15 (B)	480	389
Viacom
6.875%, 04/30/36	500	461
5.750%, 04/30/11	495	507

		51,735

Consumer Staples — 0.9%
Altria Group
9.950%, 11/10/38	1,415	1,638
9.700%, 11/10/18	1,760	2,021
Anheuser-Busch
5.050%, 10/15/16	940	903
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (B)	1,560	1,706
6.875%, 11/15/19 (B)	565	586
CVS Caremark
9.350%, 01/10/23 (B)	8,600	2,549
Diageo Capital
7.375%, 01/15/14	6,165	6,975
Dr Pepper Snapple Group
6.820%, 05/01/18	1,470	1,555
General Mills
6.000%, 02/15/12	750	807
5.250%, 08/15/13	90	95
HJ Heinz
5.350%, 07/15/13	510	533
Kraft Foods
6.750%, 02/19/14 (C)	420	461
6.125%, 02/01/18	2,490	2,575
Philip Morris Capital
7.500%, 07/16/09	1,750	1,750
Reynolds American
6.750%, 06/15/17	1,260	1,176

		25,330

Energy — 4.2%
Anadarko Finance, Ser B
7.500%, 05/01/31	3,610	3,523
6.750%, 05/01/11	20	21
Anadarko Petroleum
8.700%, 03/15/19	1,940	2,173
7.625%, 03/15/14 (C)	1,755	1,903
6.450%, 09/15/36	5,370	4,827
Apache
6.000%, 09/15/13	2,570	2,796
Baker Hughes
7.500%, 11/15/18 (C)	3,315	3,882
Canadian Natural Resources
5.850%, 02/01/35	800	753
5.700%, 05/15/17 (C)	265	268
Chesapeake Energy
7.250%, 12/15/18	870	757
6.375%, 06/15/15	500	445
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	100
7.500%, 05/15/15 (C)	1,205	1,106
Conoco Funding
7.250%, 10/15/31	530	581
6.350%, 10/15/11	920	1,004
ConocoPhillips
5.900%, 10/15/32	1,090	1,082
5.900%, 05/15/38	1,790	1,787
ConocoPhillips Holding
6.950%, 04/15/29	1,460	1,573
Dynegy Holdings
7.750%, 06/01/19	1,485	1,156
El Paso
7.800%, 08/01/31	967	789
7.750%, 01/15/32 (C)	1,830	1,490
6.950%, 06/01/28	6,750	5,079

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
El Paso Performance-Linked Trust
7.750%, 07/15/11 (B)	$5,470	$5,368
Energy Transfer Partners
9.000%, 04/15/19	1,495	1,707
8.500%, 04/15/14	1,975	2,215
6.700%, 07/01/18	2,220	2,269
Enterprise Products Operating
9.750%, 01/31/14	4,150	4,770
GAZ Capital
6.510%, 03/07/22 (B)	1,010	758
6.212%, 11/22/16 (B)	2,010	1,688
Hess
7.875%, 10/01/29	1,070	1,161
7.300%, 08/15/31	4,380	4,521
Husky Energy
7.250%, 12/15/19	630	688
6.800%, 09/15/37	710	704
5.900%, 06/15/14	400	419
KazMunaiGaz Finance MTN
8.375%, 07/02/13 (B)	1,900	1,753
Kerr-McGee
7.875%, 09/15/31	820	800
6.950%, 07/01/24	450	418
Kinder Morgan Energy Partners MTN
7.125%, 03/15/12	90	96
6.950%, 01/15/38 (C)	1,950	1,889
6.750%, 03/15/11	450	472
6.000%, 02/01/17	3,485	3,457
5.950%, 02/15/18	1,045	1,023
5.850%, 09/15/12 (C)	1,145	1,194
5.000%, 12/15/13 (C)	2,735	2,691
Knight
6.500%, 09/01/12	3,185	3,113
Nabors Industries
6.150%, 02/15/18	795	763
Occidental Petroleum
7.000%, 11/01/13	4,000	4,579
OPTI Canada
8.250%, 12/15/14 (C)	700	462
7.875%, 12/15/14 (C)	880	570
Peabody Energy, Ser B
6.875%, 03/15/13	300	297
Pemex Project Funding Master Trust
6.625%, 06/15/35	1,667	1,508
Petrobras International Finance
7.875%, 03/15/19 (C)	1,795	1,956
6.125%, 10/06/16	1,635	1,676
Petro-Canada
6.800%, 05/15/38	365	360
Plains All American Pipeline
6.500%, 05/01/18	228	231
Ras Laffan Liquefied Natural Gas III
6.332%, 09/30/27 (B)	805	693
SandRidge Energy
9.875%, 05/15/16 (B)	870	839
SemGroup L.P.
8.750%, 11/15/15 (B) (D)	500	20
Southern Natural Gas
8.000%, 03/01/32	170	180
Suburban Propane Partners
6.875%, 12/15/13	735	676
Tennessee Gas Pipeline
7.625%, 04/01/37	830	841
Tosco
8.125%, 02/15/30	400	468
TransCanada Pipelines
7.625%, 01/15/39	715	835
Transocean
6.000%, 03/15/18	350	364
Valero Energy
9.375%, 03/15/19 (C)	1,785	2,033
Weatherford International
9.625%, 03/01/19	405	476
6.800%, 06/15/37	370	347
6.350%, 06/15/17	920	911
5.950%, 06/15/12	470	491
Williams
8.750%, 03/15/32	5,860	5,889
7.875%, 09/01/21	5,245	5,166
7.750%, 06/15/31 (C)	1,880	1,692
7.625%, 07/15/19	1,100	1,086
Williams, Ser A
7.500%, 01/15/31	90	79
XTO Energy
7.500%, 04/15/12	850	942
6.750%, 08/01/37	310	324
5.750%, 12/15/13	795	836
5.500%, 06/15/18 (C)	2,410	2,415

		120,274

Financials — 15.5%
ABX Financing
6.350%, 10/15/36 (B)	4,250	4,242
Aiful
5.000%, 08/10/10 (B)	1,420	866
Allied World Assurance Holdings
7.500%, 08/01/16	2,500	2,117
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	2,020	2,089
American Express
8.150%, 03/19/38	920	972
7.250%, 05/20/14 (C)	1,550	1,603
6.800%, 09/01/66 (A) (C)	2,010	1,447
6.150%, 08/28/17	1,200	1,107
American Express Credit MTN
7.300%, 08/20/13	500	520
American General Finance MTN
6.900%, 12/15/17	2,820	1,527
American Honda Finance
5.100%, 03/27/12 (B)	1,685	1,652
American International Group MTN
6.250%, 03/15/37	2,560	634
5.850%, 01/16/18	4,340	2,296
4.950%, 03/20/12	880	598
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	390	332
BAC Capital Trust XIV
5.630%, 03/15/12 (A)	130	65
BAC Capital Trust XV
1.468%, 06/01/56 (A)	2,000	987
Bank of America MTN
7.625%, 06/01/19	3,970	3,988
7.400%, 01/15/11 (C)	1,325	1,360
7.375%, 05/15/14	3,285	3,393
5.750%, 12/01/17	3,825	3,406
5.650%, 05/01/18	1,370	1,211
5.420%, 03/15/17	4,300	3,571
5.375%, 06/15/14	2,525	2,394
Bank of New York Mellon
5.125%, 08/27/13 (C)	900	947

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank One
7.875%, 08/01/10	$3,525	$3,696
Banponce Trust I, Ser A
8.327%, 02/01/27	2,590	1,523
Barnett Capital III
1.653%, 02/01/27 (A)	425	225
Bear Stearns
7.250%, 02/01/18	8,870	9,349
6.400%, 10/02/17	500	501
5.350%, 02/01/12	3,280	3,440
4.650%, 07/02/18	995	880
4.500%, 10/28/10 (C)	1,470	1,504
Berkshire Hathaway Finance
5.400%, 05/15/18 (C)	830	855
BP Capital Markets
5.250%, 11/07/13	890	955
Bunge Finance
5.900%, 04/01/17	600	549
Capital One Bank USA
8.800%, 07/15/19	1,475	1,507
Capital One Financial MTN
7.375%, 05/23/14	1,470	1,516
0.930%, 03/10/09 (A) (C)	1,500	1,495
Caterpillar Financial Services MTN
6.200%, 09/30/13	3,650	3,864
Chase Capital VI
1.653%, 08/01/28 (A)	2,500	1,424
Chubb
5.750%, 05/15/18	245	254
Citigroup
8.500%, 05/22/19	1,800	1,831
6.875%, 03/05/38 (C)	8,555	7,555
6.500%, 08/19/13	4,507	4,382
6.125%, 08/25/36	1,200	894
6.125%, 05/15/18 (C)	5,847	5,114
5.875%, 02/22/33	1,685	1,246
5.500%, 04/11/13	3,140	2,943
5.500%, 02/15/17	2,350	1,915
5.000%, 09/15/14	5,905	4,950
2.125%, 04/30/12	1,620	1,627
0.903%, 09/09/09 (A)	3,650	2,595
Citigroup Capital III
7.625%, 12/01/36	1,500	1,113
Citigroup Capital XXI
8.300%, 12/21/57 (A)	1,250	975
Countrywide Financial MTN
6.250%, 05/15/16	1,080	958
5.800%, 06/07/12	2,745	2,762
Countrywide Financial , Cl A
0.579%, 10/15/28 (A)	137	67
Countrywide Home Loans MTN
4.000%, 03/22/11	3,200	3,158
Credit Suisse New York
6.000%, 02/15/18 (C)	3,600	3,594
5.000%, 05/15/13	4,691	4,796
Credit Suisse NY
5.500%, 05/01/14	4,865	5,054
Credit Suisse USA
5.125%, 08/15/15 (C)	1,080	1,107
4.875%, 08/15/10 (C)	2,210	2,279
Depfa ACS Bank
5.125%, 03/16/37 (B)	3,000	1,898
Deutsche Bank
4.875%, 05/20/13 (C)	1,830	1,878
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (A) (B) (C)	2,760	1,794
DI Finance
9.500%, 02/15/13	90	87
Discover Financial Services
6.450%, 06/12/17	250	203
East Lane Re
7.027%, 05/06/11 (A) (B)	650	617
ERP Operating
5.125%, 03/15/16 ‡	830	761
Export-Import Bank of Korea
5.500%, 10/17/12	990	1,008
Farmers Exchange Capital
7.200%, 07/15/48 (B)	1,465	837
7.050%, 07/15/28 (B)	1,434	993
Farmers Insurance Exchange
8.625%, 05/01/24 (B)	3,017	2,434
First Industrial L.P. MTN
7.500%, 12/01/17	970	563
Fleet Capital Trust II
7.920%, 12/11/26	1,050	861
Ford Motor Credit LLC
12.000%, 05/15/15	4,700	4,395
8.000%, 12/15/16	2,680	2,049
7.875%, 06/15/10 (C)	7,405	7,034
7.375%, 10/28/09	3,250	3,222
5.879%, 06/15/11 (A)	3,863	3,351
5.700%, 01/15/10	220	212
Forest City Enterprises
7.625%, 06/01/15	500	315
6.500%, 02/01/17	270	149
General Electric Capital
6.875%, 01/10/39	660	594
6.750%, 03/15/32 (C)	1,665	1,495
6.517%, 11/15/19 (A)	5,870	3,917
5.900%, 05/13/14	3,650	3,725
5.875%, 01/14/38	1,300	1,029
5.625%, 05/01/18 (C)	7,235	6,854
5.450%, 01/15/13	20	21
1.396%, 05/05/26 (A)	3,500	2,308
0.915%, 08/20/09 (A)	1,900	1,628
0.889%, 09/15/14 (A)	4,000	3,394
Genworth Financial
5.650%, 06/15/12	1,280	1,024
4.950%, 10/01/15	1,595	1,023
Glitnir Banki HF
7.451%, 09/14/16 (B) (D)	400	—
6.693%, 06/15/16 (B) (D)	3,960	—
6.375%, 09/25/12 (B) (D)	2,330	379
6.330%, 07/28/11 (B) (D)	1,980	322
GMAC
6.875%, 09/15/11 (B)	3,875	3,391
GMAC LLC
8.000%, 12/31/18 (B)	228	145
7.750%, 01/19/10 (B) (C)	6,633	6,467
7.500%, 12/31/13 (B)	655	508
7.250%, 03/02/11 (B)	2,228	2,039
2.868%, 12/01/14 (A) (B)	2,234	1,564
Goldman Sachs Capital I
6.345%, 02/15/34 (C)	520	420
Goldman Sachs Capital II
5.793%, 12/29/49 (A)	3,001	1,829

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Goldman Sachs Group
7.500%, 02/15/19 (C)	$3,579	$3,832
6.750%, 10/01/37	2,375	2,111
6.150%, 04/01/18 (C)	3,780	3,680
6.000%, 05/01/14 (C)	4,350	4,540
5.950%, 01/18/18	260	252
5.450%, 11/01/12	5,635	5,827
5.350%, 01/15/16	660	629
5.250%, 10/15/13 (C)	3,565	3,638
5.150%, 01/15/14	910	913
5.125%, 01/15/15	775	762
4.500%, 06/15/10 (C)	1,000	1,025
1.639%, 01/12/15 (A)	1,750	1,534
1.501%, 07/22/15 (A)	500	431
Hartford Financial Services Group MTN
6.000%, 01/15/19	245	188
HBOS Capital Funding
6.071%, 06/30/49 (A) (B)	1,330	485
HBOS PLC
6.750%, 05/21/18 (B) (C)	2,100	1,585
HCP
6.700%, 01/30/18 ‡	405	352
6.300%, 09/15/16 ‡ (C)	345	299
6.000%, 01/30/17 ‡	4,225	3,581
5.650%, 12/15/13 ‡	1,410	1,284
Highwoods Properties
7.500%, 04/15/18 ‡	1,142	988
Host Marriott LP, Ser Q
6.750%, 06/01/16 ‡ (C)	455	395
HSBC Finance
8.000%, 07/15/10	3,475	3,608
7.000%, 05/15/12	1,505	1,552
6.375%, 11/27/12	585	595
4.625%, 09/15/10	650	655
HSBC Holdings PLC
6.800%, 06/01/38	615	618
ICICI Bank
6.375%, 04/30/22 (A)	678	530
6.375%, 04/30/22 (A) (B)	2,320	1,809
6.375%, 04/30/22	960	750
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (B)	900	333
International Lease Finance MTN
5.750%, 06/15/11	1,235	1,024
4.750%, 01/13/12 (C)	1,176	926
iStar Financial
5.875%, 03/15/16 ‡	795	318
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (B)	700	674
JP Morgan Chase Capital XIII
1.547%, 09/30/34 (A)	1,000	563
JP Morgan Chase Capital XXV
6.800%, 10/01/37 (C)	1,160	1,000
JPMorgan Chase
7.900%, 10/30/08 (A)	1,900	1,663
6.400%, 05/15/38	2,250	2,256
6.300%, 04/23/19	4,189	4,213
6.000%, 01/15/18	225	223
5.750%, 01/02/13 (C)	6,435	6,636
5.375%, 10/01/12	1,965	2,058
4.750%, 05/01/13 (C)	510	517
4.650%, 06/01/14	1,580	1,576
JPMorgan Chase Bank
6.000%, 10/01/17	1,685	1,640
0.959%, 09/14/09 (A)	1,300	1,060
JPMorgan Chase Capital XV
5.875%, 03/15/35	1,645	1,316
Kaupthing Bank
7.625%, 02/28/15 (B) (D) (J)	8,810	352
7.125%, 05/19/16 (B) (D)	1,350	—
5.750%, 10/04/11 (B) (C) (D)	960	125
Landsbanki Islands
6.100%, 08/25/11 (B) (D)	5,570	167
Lazard Group
7.125%, 05/15/15	1,555	1,429
6.850%, 06/15/17	1,606	1,475
Lehman Brothers Holdings MTN
14.500%, 06/20/16 (A) (D) (J)	3,977	584
11.000%, 11/07/16 (A) (D) (J)	4,283	629
8.920%, 02/16/17 (D) (J)	2,370	348
6.750%, 12/28/17 (D)	4,320	—
6.200%, 09/26/14 (D)	1,160	171
5.250%, 02/06/12 (D)	1,220	180
Lehman Brothers Holdings Capital Trust V MTN
5.857%, 11/29/49 (D)	4,280	—
Liberty Mutual Group
7.500%, 08/15/36 (B) (G)	878	605
6.500%, 03/15/35 (B)	1,525	927
Lloyds Banking Group
5.920%, 10/01/09 (A) (B)	5,850	2,048
MBNA Capital A
8.278%, 12/01/26	1,450	1,222
Merna Reinsurance, Ser B
2.347%, 07/07/10 (A) (B)	3,750	3,493
Merrill Lynch
8.950%, 05/18/17 (A)	1,790	1,410
8.680%, 05/02/17 (A)	3,160	2,635
6.875%, 04/25/18	250	232
6.110%, 01/29/37	1,405	1,085
6.050%, 05/16/16	1,270	1,137
5.700%, 05/02/17	1,300	1,115
5.450%, 02/05/13	2,390	2,326
MetLife
7.717%, 02/15/19	2,850	3,048
6.400%, 12/15/36	1,265	905
MetLife Capital Trust IV
7.875%, 12/15/37 (B)	1,200	972
MetLife Capital Trust X
9.250%, 04/08/38 (A) (B)	1,800	1,602
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (B)	580	590
5.125%, 06/10/14 (B)	2,750	2,729
Morgan Stanley
7.300%, 05/13/19	670	695
6.750%, 04/15/11	30	31
6.625%, 04/01/18	5,265	5,249
6.000%, 05/13/14	10,610	10,742
6.000%, 04/28/15	630	628
5.950%, 12/28/17	1,380	1,324
5.750%, 08/31/12	2,320	2,397
5.450%, 01/09/17 (C)	470	439
5.300%, 03/01/13	495	501
5.050%, 01/21/11	320	326
4.750%, 04/01/14	620	586

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.557%, 10/18/16 (A)	$5,020	$4,060
1.449%, 01/09/14 (A)	3,800	3,412
1.411%, 07/15/09 (A)	1,350	1,338
1.357%, 01/18/11 (A)	325	315
MUFG Capital Finance 1
6.346%, 07/25/49 (A)	1,670	1,462
National Australia Bank
5.350%, 06/12/13 (B)	2,500	2,575
National Capital Trust II
5.486%, 12/29/49 (A) (B)	2,231	1,473
National City Bank MTN
5.800%, 06/07/17	1,290	1,228
Nationwide Mutual Insurance
6.600%, 04/15/34 (B)	690	415
5.810%, 06/15/09 (A) (B)	1,975	1,160
NB Capital Trust IV
8.250%, 04/15/27	4,500	3,779
Northern Trust
5.500%, 08/15/13	200	212
Pacific Life Global Funding
5.150%, 04/15/13 (B)	370	369
Power Receivables Financial
6.290%, 01/01/12 (B)	185	182
6.290%, 01/01/12	2,251	2,219
Pricoa Global Funding I
5.450%, 06/11/14 (B)	3,400	3,394
Prime Property Fund
5.600%, 06/15/11 ‡ (B)	1,384	1,214
5.500%, 01/15/14 ‡ (B)	1,850	1,329
Rabobank Capital Funding II
5.260%, 12/29/49 (A) (B)	200	146
Rabobank Capital Funding Trust
5.254%, 10/21/16 (A) (B)	420	307
Rabobank Nederland
11.000%, 12/31/09 (A) (B)	1,110	1,235
Resona Preferred Global Securities
7.191%, 07/30/49 (A) (B)	580	424
Royal Bank of Scotland Group
7.640%, 09/29/17 (A)	1,000	405
Shinsei Finance Cayman
6.418%, 01/25/49 (A) (B) (C)	5,180	2,072
Simon Property Group L.P.
5.750%, 12/01/15 ‡	910	838
5.600%, 09/01/11 ‡	690	698
SLM MTN
5.625%, 08/01/33	695	428
5.375%, 05/15/14	4,905	3,942
5.050%, 11/14/14	690	534
5.000%, 04/15/15	120	91
5.000%, 10/01/13 (C)	4,710	3,810
Standard Chartered Bank
6.400%, 09/26/17 (B)	715	647
Stingray Pass-Through Trust MTN
5.902%, 01/12/15 (B)	2,723	245
Sumitomo Mitsui Banking
5.625%, 04/15/09 (A) (B)	2,620	2,411
SunTrust Preferred Capital I
5.853%, 12/15/11 (A)	259	176
TNK-BP Finance
7.875%, 03/13/18 (B)	1,110	916
7.500%, 07/18/16	100	87
7.500%, 07/18/16 (B)	3,320	2,830
6.625%, 03/20/17 (B)	720	569
Travelers
6.250%, 03/15/37 (A)	1,470	1,185
5.375%, 06/15/12	370	376
UDR MTN
5.000%, 01/15/12 ‡	2,000	1,933
Ventas Realty L.P.
9.000%, 05/01/12 ‡	180	185
6.500%, 06/01/16 ‡	495	443
Wachovia
5.750%, 02/01/18 (C)	2,260	2,219
5.625%, 10/15/16	1,950	1,863
5.500%, 08/01/35	1,405	1,085
5.300%, 10/15/11 (C)	2,155	2,246
5.250%, 08/01/14 (C)	4,390	4,296
4.875%, 02/15/14	875	855
Wachovia Bank
6.000%, 11/15/17	4,700	4,737
Wachovia Capital Trust III
5.800%, 03/15/11 (A) (C)	2,230	1,338
WEA Finance
7.500%, 06/02/14 (B)	3,460	3,431
7.125%, 04/15/18 (B) (C)	5,630	5,225
Wells Fargo
5.375%, 02/07/35 (C)	2,085	1,834
4.375%, 01/31/13 (C)	2,000	2,017
Wells Fargo Capital X
5.950%, 12/15/36	760	562
Wells Fargo Capital XV
9.750%, 12/31/49 (A) (C)	3,790	3,667
Westfield Capital
4.375%, 11/15/10 (B)	2,103	2,058
Westfield Group
5.400%, 10/01/12 (B)	947	909
Woodbourne Capital Trust I
1.418%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust II
1.418%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust III
1.418%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust IV
1.418%, 04/08/49 (A) (B)	625	131
ZFS Finance USA Trust I
6.150%, 12/15/65 (A) (B) (C)	4,272	3,285

		448,636

Health Care — 1.5%
Aetna
6.000%, 06/15/16	1,570	1,551
Amgen
6.400%, 02/01/39	1,250	1,330
AstraZeneca PLC
5.400%, 09/15/12	1,175	1,275
Bristol-Myers Squibb
5.450%, 05/01/18	245	260
Coventry Health Care
5.950%, 03/15/17	1,185	929
DaVita
6.625%, 03/15/13	1,065	1,004
Express Scripts
6.250%, 06/15/14	720	762
5.250%, 06/15/12	1,235	1,276
FMC Finance III
6.875%, 07/15/17	1,600	1,488
GlaxoSmithKline Capital
5.650%, 05/15/18	5,190	5,497

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HCA
9.625%, 11/15/16	$53	$52
9.250%, 11/15/16	1,639	1,618
9.125%, 11/15/14	230	228
7.500%, 11/06/33 (C)	440	251
7.500%, 11/15/95	3,800	1,992
6.300%, 10/01/12	545	500
6.250%, 02/15/13	119	104
5.750%, 03/15/14	3,090	2,472
Humana
7.200%, 06/15/18	870	784
Pfizer
7.200%, 03/15/39	580	689
Roche Holdings
6.000%, 03/01/19 (B) (C)	4,294	4,579
Schering-Plough
6.550%, 09/15/37	1,190	1,280
6.000%, 09/15/17	365	389
Tenet Healthcare
8.875%, 07/01/19 (B) (C)	4,135	4,156
7.375%, 02/01/13	336	302
Teva Pharmaceutical Finance LLC
6.150%, 02/01/36	830	856
UnitedHealth Group
6.875%, 02/15/38 (C)	1,625	1,504
6.000%, 06/15/17	860	829
WellPoint
6.800%, 08/01/12	1,000	1,044
5.875%, 06/15/17 (C)	2,190	2,143
5.250%, 01/15/16	465	441
Wyeth
5.950%, 04/01/37	2,680	2,773

		44,358

Industrials — 2.4%
America West Airlines, Ser 1999-1
7.930%, 01/02/19	922	754
American Airlines Pass Through Trust 2009-1A
10.375%, 07/02/19	2,000	2,020
American Airlines, Ser 1999-1
7.024%, 10/15/09	3,630	3,585
Burlington Northern Santa Fe
6.750%, 07/15/11	1,610	1,730
5.750%, 03/15/18	440	450
Cedar Brakes I LLC
8.500%, 02/15/14 (B)	1,135	1,100
Cedar Brakes II LLC
9.875%, 09/01/13 (B)	1,989	2,022
Complete Production Services
8.000%, 12/15/16	1,005	859
Continental Airlines
9.000%, 07/08/16	3,000	3,000
Continental Airlines, Ser 1997, Cl 4A
6.900%, 01/02/18	1,576	1,371
Continental Airlines, Ser 1997, Cl 1A
7.461%, 04/01/15	1,703	1,499
Continental Airlines, Ser 1999-2
7.256%, 03/15/20 (C)	2,849	2,507
Continental Airlines, Ser A
5.983%, 04/19/22 (C)	2,036	1,680
Delta Air Lines
6.821%, 08/10/22	1,724	1,431
6.619%, 03/18/11	311	295
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11	6,850	6,370
FedEx, Ser A3
8.400%, 03/23/10	237	241
General Electric
5.000%, 02/01/13	1,140	1,186
Hutchison Whampoa International 09
7.625%, 04/09/19 (B)	960	1,065
JetBlue Airways 2004-1 G-1 Pass Through Trust
1.695%, 12/15/13 (A)	787	582
JetBlue Airways 2004-2 G-1 Pass Through Trust
1.258%, 08/15/16 (A)	3,866	2,397
Kansas City Southern de Mexico
12.500%, 04/01/16 (B)	800	812
L-3 Communications, Ser B
6.375%, 10/15/15 (C)	520	472
RailAmerica
9.250%, 07/01/17 (B) (C)	1,360	1,312
Systems 2001 Asset Trust
6.664%, 09/15/13 (B)	1,081	1,081
Teekay
8.875%, 07/15/11	1,785	1,772
Terex
7.375%, 01/15/14 (C)	320	293
Tyco International
6.875%, 01/15/29	5,836	5,519
Tyco International Group
6.750%, 02/15/11	3,470	3,605
6.375%, 10/15/11	7,150	7,534
6.000%, 11/15/13	165	168
United AirLines, Ser A-3
8.390%, 01/21/11	576	—
United Parcel Service
4.500%, 01/15/13 (C)	4,270	4,478
Waste Management
7.125%, 12/15/17	5,305	5,290
7.100%, 08/01/26	1,710	1,611

		70,091

Information Technology — 0.2%
Cisco Systems
5.900%, 02/15/39	805	793
Dell
5.875%, 06/15/19	465	474
Freescale Semiconductor
10.125%, 12/15/16	90	31
8.875%, 12/15/14	95	48
Hewlett-Packard
4.750%, 06/02/14	2,313	2,415
International Business Machines
7.625%, 10/15/18	280	335
Sungard Data Systems
10.250%, 08/15/15 (C)	725	670
Xerox
8.250%, 05/15/14 (C)	190	198
6.750%, 02/01/17	240	218
6.350%, 05/15/18	385	344

		5,526

Materials — 1.2%
Alcoa
6.000%, 07/15/13 (C)	2,860	2,794
Barrick
6.950%, 04/01/19 (C)	2,750	3,080

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CodelCo
4.750%, 10/15/14 (B)	$960	$989
Dow Chemical
8.550%, 05/15/19	1,575	1,578
7.600%, 05/15/14	1,780	1,833
EI Du Pont de Nemours
6.000%, 07/15/18	405	437
Evraz Group
8.875%, 04/24/13	250	211
8.875%, 04/24/13 (B)	3,310	2,714
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	4,790	4,826
Lafarge
6.150%, 07/15/11	770	778
Potash of Saskatchewan
4.875%, 03/01/13	1,220	1,253
PPG Industries
6.650%, 03/15/18	435	463
5.750%, 03/15/13	435	452
Rio Tinto Finance USA
6.500%, 07/15/18	3,480	3,482
5.875%, 07/15/13	2,725	2,742
Rio Tinto Finance USA Ltd.
9.000%, 05/01/19	1,005	1,117
Steel Dynamics
6.750%, 04/01/15 (C)	810	721
Teck Resources
10.750%, 05/15/19 (B) (C)	180	194
10.250%, 05/15/16 (B)	90	94
9.750%, 05/15/14 (B)	105	109
Vale Overseas
6.875%, 11/21/36	1,940	1,842
Vedanta Resources
8.750%, 01/15/14 (B)	1,960	1,783
Westlake Chemicals
6.625%, 01/15/16	610	534
Weyerhaeuser
6.750%, 03/15/12	370	370

		34,396

Sovereign — 0.8%
Canadian Government
4.000%, 12/01/31	811	965
Deutsche Bundesrepublik
3.750%, 01/04/15	6,320	9,331
Province of Ontario Canada
4.100%, 06/16/14	4,095	4,176
Republic of Korea
7.125%, 04/16/19	3,200	3,446
RSHB Capital
6.299%, 05/15/17 (B)	4,140	3,560
South Africa Government International Bond
6.875%, 05/27/19	1,005	1,033
United Mexican States MTN, Ser A
7.500%, 04/08/33	176	193
6.750%, 09/27/34	2,168	2,186

		24,890

Telecommunication Services — 2.2%
America Movil
5.625%, 11/15/17	880	860
AT&T
6.500%, 09/01/37 (C)	1,380	1,369
6.450%, 06/15/34	625	617
5.800%, 02/15/19 (C)	340	345
5.500%, 02/01/18	1,870	1,867
5.100%, 09/15/14	2,200	2,285
4.125%, 09/15/09 (C)	795	799
AT&T Mobility LLC
6.500%, 12/15/11	1,455	1,570
BellSouth
6.000%, 11/15/34 (C)	850	801
4.750%, 11/15/12 (C)	170	176
British Telecommunications
8.875%, 12/15/30	1,035	1,147
British Telecommunications PLC
8.375%, 12/15/10 (E)	1,250	1,328
Citizens Communications
7.125%, 03/15/19	170	145
Cricket Communications
7.750%, 05/15/16 (B)	840	808
Deutsche Telekom International Finance
5.750%, 03/23/16	1,920	1,966
France Telecom
7.750%, 03/01/11	710	768
4.375%, 07/08/14	748	745
Intelsat Jackson Holding
9.500%, 06/15/16 (B)	180	181
Koninklijke
8.000%, 10/01/10	650	682
Level 3 Financing
9.250%, 11/01/14	690	566
New Cingular Wireless Services
8.125%, 05/01/12	1,595	1,786
Qwest
7.500%, 10/01/14 (C)	1,195	1,140
Rogers Communications
7.875%, 05/01/12	550	593
6.800%, 08/15/18	450	483
6.750%, 03/15/15	1,015	1,075
6.375%, 03/01/14	2,735	2,931
5.500%, 03/15/14	405	420
Sprint Capital
8.750%, 03/15/32	660	531
8.375%, 03/15/12 (C)	3,430	3,396
6.900%, 05/01/19 (C)	100	83
Telecom Italia Capital
7.175%, 06/18/19	1,405	1,424
6.999%, 06/04/18	2,080	2,104
6.200%, 07/18/11	1,730	1,791
5.250%, 11/15/13	790	775
5.250%, 10/01/15	90	87
4.950%, 09/30/14	1,250	1,196
Telefonica Emisiones
5.984%, 06/20/11 (C)	885	932
Telefonica Emisiones SAU
5.877%, 07/15/19	790	814
Telefonica Europe
7.750%, 09/15/10 (C)	1,925	2,031
Verizon Communications
8.950%, 03/01/39	50	63
8.750%, 11/01/18	50	59
6.100%, 04/15/18	2,095	2,149
5.500%, 02/15/18	1,920	1,907
Verizon New Jersey, Ser A
7.850%, 11/15/29	1,135	1,180
5.875%, 01/17/12 (C)	2,175	2,280
Verizon New York, Ser A
6.875%, 04/01/12	660	699

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Verizon Wireless Capital
8.500%, 11/15/18 (B) (H)	$1,065	$1,273
7.375%, 11/15/13 (B) (H)	3,180	3,557
5.550%, 02/01/14 (B) (C) (H)	495	525
3.750%, 05/20/11 (B) (H)	3,250	3,317
VIP Finance Ireland for Vimpel Communications
8.375%, 04/30/13 (B)	3,040	2,759
Virgin Media Finance PLC
9.125%, 08/15/16	80	77
Vodafone Group PLC
5.350%, 02/27/12	400	421
Windstream
8.625%, 08/01/16	1,460	1,405

		64,288

Utilities — 3.3%
AES
8.000%, 10/15/17 (C)	5,690	5,320
8.000%, 06/01/20	5,690	5,107
7.750%, 10/15/15	1,040	967
Allegheny Energy Supply
8.250%, 04/15/12 (B) (H)	705	734
Aquila
11.875%, 07/01/12	2,915	3,221
Baltimore Gas & Electric
6.125%, 07/01/13	360	376
Calpine Construction Finance
8.000%, 06/01/16 (B)	975	934
Consolidated Edison of New York
7.125%, 12/01/18	289	328
6.650%, 04/01/19	1,490	1,657
Dominion Resources
8.875%, 01/15/19	2,785	3,321
5.700%, 09/17/12	3,870	4,117
4.750%, 12/15/10	1,895	1,948
DPL
6.875%, 09/01/11	1,325	1,392
Duke Energy
6.300%, 02/01/14 (C)	1,050	1,134
Duke Energy Carolinas
7.000%, 11/15/18	175	204
6.250%, 01/15/12	2,000	2,151
5.625%, 11/30/12	4,000	4,287
Edison Mission Energy
7.750%, 06/15/16 (C)	500	407
7.625%, 05/15/27	420	269
7.200%, 05/15/19	1,160	864
7.000%, 05/15/17	380	292
Energy Future Holdings
11.250%, 11/01/17	19,345	11,800
10.875%, 11/01/17 (C)	40	29
6.500%, 11/15/24	1,320	661
Exelon
5.625%, 06/15/35	2,720	2,190
FirstEnergy, Ser B
6.450%, 11/15/11	510	532
FirstEnergy, Ser C
7.375%, 11/15/31	5,845	5,517
Florida Power
6.400%, 06/15/38	240	267
FPL Group Capital
5.350%, 06/15/13	280	297
Georgia Power
6.000%, 11/01/13	205	224
Intergas Finance BV
6.375%, 05/14/17	220	164
6.375%, 05/14/17 (B)	1,906	1,448
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,700	2,457
Midamerican Energy Holdings
5.750%, 04/01/18 (C)	615	641
Nevada Power, Ser A
8.250%, 06/01/11	1,655	1,763
Nisource Finance
6.800%, 01/15/19	2,261	2,119
NRG Energy
7.250%, 02/01/14	1,610	1,562
Oncor Electric Delivery
6.800%, 09/01/18 (C)	2,340	2,501
Pacific Gas & Electric
8.250%, 10/15/18	210	256
6.050%, 03/01/34	2,110	2,189
5.800%, 03/01/37	800	804
Pacificorp
6.250%, 10/15/37	1,005	1,095
5.650%, 07/15/18	605	644
Power Contract Financing
6.256%, 02/01/10 (B)	991	975
Progress Energy
6.850%, 04/15/12	655	709
Public Service of Colorado
5.125%, 06/01/19	270	277
Public Service of New Mexico
7.950%, 05/15/18	1,805	1,752
PVNGS II Funding
8.000%, 12/30/15	2,554	2,491
Sempra Energy
9.800%, 02/15/19	200	242
Sonat
7.625%, 07/15/11	2,850	2,792
South Carolina Electric & Gas
6.500%, 11/01/18	215	244
Southern
4.150%, 05/15/14	335	336
Southern California Edison
6.000%, 01/15/34	1,505	1,597
Texas-New Mexico Power
9.500%, 04/01/19 (B)	2,880	3,219
TXU, Ser P
5.550%, 11/15/14	540	341
TXU, Ser R
6.550%, 11/15/34	4,135	1,988
Virginia Electric and Power
8.875%, 11/15/38 (C)	205	275
5.400%, 04/30/18	545	565
5.000%, 06/30/19	790	797

		96,790

Total Corporate Obligations (Cost $1,088,093) ($ Thousands)		986,314

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bills
0.161%, 08/20/09 (F)	1,245	1,245
U.S. Treasury Bond
8.875%, 02/15/19	2,047	2,919
7.125%, 02/15/23 (C)	800	1,045
5.375%, 02/15/31 (C)	11,253	12,916

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.500%, 02/15/36 to 05/15/38	$1,791	$1,848
4.250%, 05/15/39	1,793	1,775
3.500%, 02/15/39	10,937	9,457
U.S. Treasury Bond TIPS
3.875%, 04/15/29 (C)	9,703	12,310
3.625%, 04/15/28 (C)	13,276	16,156
2.375%, 01/15/25 to 01/15/27 (C)	40,377	41,564
2.000%, 01/15/16 to 01/15/26 (C)	9,123	9,198
1.750%, 01/15/28 (C)	18,308	17,279
U.S. Treasury Note
4.000%, 08/15/18 (C)	1,018	1,056
3.750%, 11/15/18 (C)	9,380	9,545
3.250%, 05/31/16	3,590	3,606
3.125%, 05/15/19 (C)	35,039	33,889
2.750%, 02/15/19 (C)	18,552	17,375
2.625%, 06/30/14	50,976	51,136
2.250%, 05/31/14	5,903	5,824
1.875%, 06/15/12 to 04/30/14	4,702	4,648
0.875%, 05/31/11 (C)	26,244	26,150
U.S. Treasury STRIPS
4.206%, 11/15/27 (F)	6,955	3,044
3.439%, 05/15/18 (F)	2,310	1,671

Total U.S. Treasury Obligations (Cost $279,653) ($ Thousands)		285,656

ASSET-BACKED SECURITIES — 5.9%
Automotive — 0.3%
AmeriCredit Prime Automobile Receivable, Ser 2007-1, Cl A3
5.270%, 11/08/11	1,044	1,053
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	2,278	2,212
Daimler Chrysler Auto Trust, Ser 2008-B
1.248%, 07/08/11 (A)	66	66
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	971	992
Harley-Davidson Motorcycle Trust, Ser 2008-1, Cl A3A
4.250%, 02/15/13	958	972
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	664	669
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A4
4.430%, 07/15/15	1,202	1,223
Nissan Auto Receivables Owner Trust, Ser 2009-A, Cl A4
4.740%, 08/17/15	661	679
Triad Auto Receivables Owner Trust, Ser 2006-B, Cl A3
5.410%, 08/12/11	795	799
Triad Auto Receivables Owner Trust, Ser 2006-C, Cl A3
5.260%, 11/14/11	384	386
World Omni Auto Receivables Trust, Ser 2009-A, Cl A4
5.120%, 05/15/14	680	703

		9,754

Credit Cards — 0.6%
Bank of America Credit Card Trust, Ser 2006-A8, Cl A8
0.349%, 07/15/09 (A)	563	523
Bank of America Credit Card Trust, Ser 2008-A7, Cl A7
1.019%, 12/15/14 (A)	910	885
Capital One Multi-Asset Execution Trust, Ser 2006-A11, Cl A11
0.409%, 06/17/19 (A)	2,819	2,477
Capital One Multi-Asset Execution Trust, Ser 2008-A3, Cl A3
5.050%, 02/15/16	3,959	4,101
Chase Issuance Trust, Ser 2008-A9, Cl A9
4.260%, 05/15/13	972	1,000
Citibank Credit Card Issuance Trust, Ser 2009-A4, Cl A4
4.900%, 06/23/16	3,047	3,040
Discover Card Master Trust I, Ser 2005-4, Cl A2
0.409%, 07/15/09 (A)	323	302
Discover Card Master Trust I, Ser 2006-2, Cl A3
0.399%, 01/19/16 (A)	2,589	2,395
Discover Card Master Trust I, Ser 2006-3, Cl A1
0.349%, 03/15/14 (A)	385	371
MBNA Master Credit Card Trust, Ser 1997-B, Cl A
0.479%, 07/15/09 (A)	2,338	2,253

		17,347

Mortgage Related Securities — 1.6%
ABS Home Equity Loan Trust, Ser 2007-HE3, Cl A1
0.859%, 11/25/31 (A)	408	212
ACE Securities, Ser 2005-HE7, Cl A1B2
0.614%, 11/25/38 (A)	1,263	539
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.364%, 10/27/08 (A)	105	56
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.979%, 04/25/28 (A)	99	63
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.554%, 03/25/30 (A)	3,614	1,235
Argent Securities, Ser 2003-W5, Cl M1
1.014%, 10/25/33 (A)	600	372
Asset-Backed Funding Certificates, Ser 2003-WF1, Cl A2
1.434%, 12/25/32 (A)	2,118	1,230
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A2
4.300%, 06/25/35	283	276
Asset-Backed Securities Home Equity, Ser 2003-HE4, Cl M2
3.319%, 08/15/33 (A)	169	57
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	5,460	4,713
Bear Stearns Asset-Backed Securities Trust, Ser 2003-1, Cl A1
0.814%, 11/25/42 (A)	3,256	2,436

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Asset-Backed Securities Trust, Ser 2007-AQ2, Cl A1
0.414%, 01/25/37 (A)	$3,922	$2,530
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.414%, 03/25/37 (A)	6,122	5,045
BNC Mortgage Loan Trust, Ser 2007-1, Cl A2
0.374%, 03/25/37 (A)	1,853	1,468
BNC Mortgage Loan Trust, Ser 2007-1, Cl M1
0.554%, 03/25/37 (A)	6,300	81
Centex Home Equity, Ser 2006-A, Cl AV4
0.564%, 06/25/36 (A)	4,917	1,845
Citigroup Mortgage Loan Trust, Ser 2006-FX1, Cl A1
0.414%, 10/25/36 (A)	683	615
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.354%, 12/25/36 (A)	393	306
Conseco Finance, Ser 2001-D, Cl A5
6.190%, 11/15/32 (A)	1,473	1,277
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	18	17
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	23	22
Countrywide Asset-Backed Certificates, Ser 2006-S1, Cl A2
5.549%, 08/25/21	879	633
Countrywide Asset-Backed Certificates, Ser 2007-S2, Cl A2
5.649%, 05/25/37 (A)	2,242	1,135
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.784%, 05/25/39 (A) (B)	1,646	1,234
Equivantage Home Equity Loan Trust, Ser 1997-2, Cl A3
7.775%, 07/25/28	117	72
GMAC Mortgage Loan Trust, Ser 2007-HE1, Cl A2
5.621%, 08/25/37 (A)	4,497	2,186
LB-UBS Commercial Mortgage Trust, Ser 200-C4, Cl A2
7.370%, 08/15/26	367	376
Merrill Lynch
7.430%, 09/01/22	4	4
Merrill Lynch Mortgage Investors, Ser 2003-OPT1, Cl A3
0.674%, 07/25/34 (A)	1,227	653
Morgan Stanley Capital I, Ser 2003-NC8, Cl M1
1.364%, 09/25/33 (A)	1,868	1,113
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.354%, 01/25/37 (A)	273	237
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.314%, 04/25/33 (A)	86	37
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.364%, 12/25/36 (A)	256	228
Nationstar Home Equity Loan Trust, Ser 2007-C, Cl 2AV2
0.444%, 06/25/37 (A)	5,500	2,821
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.914%, 01/25/32 (A)	395	276
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
0.964%, 08/25/33 (A)	338	97
Option One Mortgage Loan Trust, Ser 2007-14, Cl 2A3
0.454%, 01/25/37 (A)	9,500	1,693
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.564%, 07/25/37 (A)	4,574	957
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/25	1,689	1,356
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.474%, 01/25/37 (A)	6,450	1,770
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A1
0.394%, 06/25/37 (A)	2,938	2,348
Terwin Mortgage Trust, Ser 2005-9HG3, Cl A1
4.000%, 08/25/35 (A) (B)	754	674
Terwin Mortgage Trust, Ser 2006-2HGS, Cl A1
4.500%, 03/25/37 (A) (B)	4,048	692
Terwin Mortgage Trust, Ser 2006-4SL, Cl A1
4.500%, 05/25/37 (A) (B)	3,937	585
Terwin Mortgage Trust, Ser 2006-6, Cl 1A1
4.500%, 07/25/37 (A)	3,530	533
Terwin Mortgage Trust, Ser 2006-6, Cl 1A2
4.750%, 07/25/37 (A)	7,600	750
Truman Capital Mortgage Loan Trust, Ser 2006-1, Cl A
0.574%, 03/25/36 (A) (B)	482	169
Wells Fargo Home Equity Trust, Ser 2004-2, Cl M8B
5.000%, 05/25/34 (A) (B)	342	38

		47,062

Other Asset-Backed Securities — 3.4%
Bank America Manufactured Housing Contract Trust, Ser 1997-1, Cl M
6.800%, 01/10/28	3,310	3,013
Carrington Mortgage Loan Trust, Ser 2007-RFC1, Cl A1
0.364%, 07/27/09 (A)	3,184	2,352
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-1, Cl 2A2
0.814%, 03/25/32 (A)	1,484	843
Citicorp Residential Mortgage Securities, Ser 2006-1, Cl A2
5.682%, 07/25/36	589	582
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A2
5.557%, 09/25/36	274	271

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	$1,970	$1,121
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	1,191	1,156
Conseco Finance Securitizations, Ser 2000-4, Cl A6
8.310%, 05/01/32 (A)	1,266	788
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.914%, 06/25/33 (A)	38	14
Countrywide Asset-Backed Certificates, Ser 2004-14, Cl A4
0.594%, 06/25/35 (A)	690	545
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (A)	6,450	2,384
Countrywide Asset-Backed Certificates, Ser 2006-10, Cl MV1
0.574%, 09/25/46 (A)	10,450	344
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.619%, 02/15/34 (A)	1,201	450
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.559%, 12/15/35 (A)	2,156	754
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.869%, 11/15/28 (A)	12,061	5,180
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	781	642
Credit-Based Asset Servicing and Securitization, Ser 2007-CB4, Cl A1A
0.404%, 04/25/37 (A)	2,212	1,460
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	1,743	1,340
Embarcadero Aircraft Securitization Trust, Ser 2000-A, Cl A1
0.799%, 08/15/25 (A) (B)	3,897	1,286
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF11, Cl 1A2
0.664%, 01/25/35 (A)	138	85
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF10, Cl A4
0.634%, 11/25/35 (A)	7,305	4,458
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF9, Cl A3
0.594%, 10/25/35 (A)	5,094	4,095
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.434%, 09/25/26 (A)	4,724	481
First Horizon ABS Trust, Ser 2004-HE2, Cl A
0.534%, 02/25/34 (A)	1,602	1,212
Ford Credit Floorplan Master Owner Trust, Ser 2006-4
0.569%, 06/15/13 (A)	2,564	2,205
GMAC Mortgage Loan Trust, Ser 2005-HE3, Cl A1VN
0.569%, 02/25/36 (A)	5,343	1,415
Great America Leasing Receivables, Ser 2006-1, Cl A3
5.340%, 01/15/10 (B)	48	48
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	281	261
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	863	786
GSAMP Trust, Ser 2003-SEA, Cl A1
0.714%, 02/25/33 (A)	3,124	1,735
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.604%, 11/25/35 (A)	6,274	4,235
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.634%, 07/25/35 (A)	903	469
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.614%, 11/25/35 (A)	5,084	2,126
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.644%, 05/25/46 (A)	5,569	549
Lehman XS Trust, Ser 2007-1, Cl WF1
7.000%, 01/25/37	2,586	1,461
Lehman XS Trust, Ser 2007-9, Cl 1A1
0.434%, 05/25/37 (A)	9,467	6,594
Long Beach Mortgage Loan Trust, Ser 2006-WL1, Cl 1A3
0.644%, 01/25/46 (A)	1,306	334
Master Specialized Loan Trust, Ser 2007-2, Cl A
0.664%, 05/25/37 (A) (B)	9,014	2,704
Merrill Lynch Mortgage Investors, Ser 2005-SL3, Cl A1
0.544%, 07/25/36 (A)	418	245
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	5,114	1,764
Merrill Lynch Mortgage Investors, Ser 2007-MLN1, Cl M1
0.714%, 03/25/37 (A)	3,010	33
Merrill Lynch Mortgage Investors, Ser 2007-SL1, Cl A1
0.614%, 02/25/37 (A)	6,219	169
Mid-State Trust, Ser 11, Cl A1
4.864%, 07/15/38	4,639	2,511
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.504%, 07/25/17 (A)	573	240
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
2.572%, 04/25/24 (A)	2,740	2,700
Oncor Electric Delivery Transition Bond, Ser 2003-1, Cl A2
4.030%, 02/15/12	1,258	1,271
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.409%, 12/25/33 (A)	188	68
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.994%, 03/25/33 (A)	64	28

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Asset Mortgage Products, Ser 2007-RS1, Cl A1
0.394%, 02/25/37 (A)	$2,022	$1,795
Resmae Mortgage Loan Trust, Ser 2006-1, Cl A2A
0.414%, 02/25/36 (A) (B)	210	207
Saco I, Ser 2005-9, Cl A1
0.564%, 12/25/35 (A)	916	191
Saco I, Ser 2005-WM3, Cl A1
0.834%, 09/25/35 (A)	931	288
Saco I, Ser 2006-6, Cl A1
0.444%, 06/25/36 (A)	3,158	219
SLC Student Loan Trust, Ser 2006-2, Cl B
0.859%, 12/15/39 (A)	5,250	2,817
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.292%, 07/27/26 (A)	3,532	2,826
SLM Student Loan Trust, Ser 2006-9, Cl B
1.322%, 01/25/41 (A)	4,000	3,404
SLM Student Loan Trust, Ser 2006-C, Cl C
1.019%, 12/15/39 (A)	4,000	321
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.192%, 10/25/14 (A)	519	494
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/10/13	1,359	1,391
Structured Asset Investment Loan Trust, Ser 2003-BC4, Cl M2
3.314%, 06/25/33 (A)	117	58
Structured Asset Receivables Trust, Ser 2003-1, Cl CTFS
4.919%, 01/21/10 (A) (B) (J)	1,643	1,462
Structured Asset Securities, Ser 2006-GEL4, Cl A1
0.434%, 10/25/36 (A) (B)	1,898	1,482
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.404%, 03/25/37 (A)	6,945	6,311
Structured Asset Securities, Ser 2007-BC4, Cl A3
0.564%, 11/25/37 (A)	4,772	4,016
Structured Asset Securities, Ser 2007-TC1, Cl A
0.614%, 04/25/31 (A) (B)	449	251
Swift Master Auto Receivables Trust, Ser 2007-1, Cl A
0.419%, 06/15/12 (A)	940	879

		97,219

Total Asset-Backed Securities (Cost $303,337) ($ Thousands)		171,382

LOAN PARTICIPATIONS — 1.0%
Allison Transmission
5.332%, 08/07/14	1,985	1,580
Aramark
3.095%, 01/31/14	931	858
2.221%, 01/26/14 (A)	61	56
Charter Communications, Term B Loan
4.250%, 03/15/14	1,481	1,329
DAE Aviation Holdings, Term B1 Loan
4.444%, 07/31/14	287	223
DAE Aviation Holdings, Term B2 Loan
4.660%, 07/31/14	283	220
DaimlerChrysler Financial Services North America, Term B Loan
4.340%, 08/03/12 (A)	983	910
Education Management, Term C Loan
3.000%, 06/15/13	1,000	918
Enterprise GP Holdings, Term B Loan
3.064%, 11/10/14 (A)	990	953
First Data, Term B2 Loan
3.059%, 10/15/14	4,777	3,587
General Motors, Term B Loan
8.000%, 12/15/13	985	968
Georgia-Pacific, Term B Loan
3.213%, 12/23/13	1,110	1,044
Harrah’s Operating, Term B2 Loan
3.504%, 01/28/15 (A)	744	543
IASIS
2.318%, 05/01/14	692	631
IASIS (Delayed Draw)
2.318%, 05/01/14	239	218
IASIS (Synthetic)
2.100%, 05/01/14	64	58
Iconix, Term B Loan
2.560%, 05/01/14	800	736
Idearc, Term B Loan
3.220%, 11/01/14	987	416
Insight Midwest Holdings LLC, Term B Loan
2.320%, 04/06/14	675	624
Las Vegas Sands LLC (Delayed Draw)
2.060%, 05/08/14 (A)	367	258
Las Vegas Sands LLC, Term B Loan
2.060%, 05/08/14 (A)	1,633	1,148
Lodgenet Entertainment, Term B Loan
2.593%, 04/04/14	943	789
Manor Care, Term B Loan
2.812%, 11/15/14	975	864
Petco Animal Supplies, Term B Loan
3.122%, 11/15/13	992	927
Regal Cinemas, Term B Loan
4.348%, 10/19/10	500	486
Royalty Pharmaceutical, Term B Loan
3.470%, 05/15/14	978	934
Sunguard, Term B Loan
2.660%, 08/15/12	1,234	1,141
Telesat Canada, Term B Loan
3.310%, 10/15/14	1,160	1,078
Texas Competitive Electric Holdings, Term B2 Loan
3.821%, 10/10/14 (A)	1,985	1,417
Tribune
5.541%, 05/30/09 (A) (D)	366	123
United Airlines
2.331%, 01/12/14	711	410
Univision Communications, Term B Loan
2.560%, 09/15/14	2,416	1,804
UPC
3.815%, 10/17/13	352	334
UPC Financing Partnership
2.065%, 12/31/14	648	598

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Visteon, Term B Loan
4.140%, 06/20/13	$1,000	$410
CMP Susquehanna
2.453%, 06/07/13	987	507
Univision
0.000%, 09/15/14	84	63

Total Loan Participations (Cost $35,602) ($ Thousands)		29,163

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FICO STRIPS, PO
0.000%, 02/08/18 to 09/26/19 (F)	11,330	7,416
FNMA
5.250%, 08/01/12	1,860	1,933
FNMA CMO, Ser 30, Cl MA
4.250%, 02/25/37	121	124

Total U.S. Government Agency Obligations (Cost $9,395) ($ Thousands)		9,473

PREFERRED STOCK — 0.0%
GMAC,
7.000%, 12/31/49 *	2,463	1,059

Total Preferred Stock (Cost $—) ($ Thousands)		1,059

COMMERCIAL PAPER — 0.4%
BNP Paribas Finance
1.000%, 07/07/09	9,705	9,705
Rabobank USA Financial
0.000%, 08/13/09	1,905	1,904

Total Commercial Paper (Cost $11,609) ($ Thousands)		11,609

AFFILIATED PARTNERSHIP — 8.8%
SEI Liquidity Fund, L.P.,
0.690% **††(I)	261,417,273	256,345

Total Affiliated Partnership (Cost $261,417) ($ Thousands)		256,345

CASH EQUIVALENTS — 4.2%
Evergreen Institutional Money Market Fund,
0.25% **	57,280,390	57,280
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	64,545,538	64,546

		121,826

Total Cash Equivalents (Cost $121,826) ($ Thousands)		121,826

Total Investments — 118.3% (Cost $3,758,827) ($ Thousands) @		$3,432,784

	Contracts
WRITTEN OPTIONS — 0.0%
August 2009 U.S. 10 Year Treasury Note Call, Expires 07/24/09, Strike Price $115.00*	(62)	(124)
August 2009 U.S. 10 Year Treasury Note Call, Expires 07/24/09, Strike Price $116.00*	(52)	(72)
August 2009 U.S. 30 Year Treasury Bond Call, Expires 07/24/09, Strike Price $117.00*	(65)	(176)
September 2009 90 Day Euro Call, Expires 09/14/09, Strike Price $99.25*	(76)	(29)
September 2009 90 Day Euro Put, Expires 09/14/09, Strike Price $99.00*	(95)	(9)
September 2009 U.S. 10 Year Treasury Note Call, Expires 08/21/09, Strike Price $112.00*	(42)	(19)
September 2009 U.S. 10 Year Treasury Note Call, Expires 08/21/09, Strike Price $115.50*	(105)	(226)
September 2009 U.S. 10 Year Treasury Note Call, Expires 08/21/09, Strike Price $118.00*	(67)	(65)
September 2009 U.S. 10 Year Treasury Note Call, Expires 08/21/09, Strike Price $124.00*	(55)	(3)
September 2009 U.S. 10 Year Treasury Note Call, Expires 08/24/09, Strike Price $119.50*	(96)	(51)
September 2009 U.S. 10 Year Treasury Note Put, Expires 08/21/09, Strike Price $116.00*	(55)	(89)

Total Written Options (Premiums Received $(760)) ($ Thousands)		(863)

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

A summary of the open futures contracts held by the Fund at June 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	308	Sep-2009	$1,444
90-Day Euro$	40	Dec-2009	41
90-Day Euro$	289	Mar-2010	157
90-Day Euro$	111	Jun-2010	(37)
90-Day Euro$	182	Sep-2010	(77)
90-Day Euro$	(17)	Dec-2010	(101)
90-Day Euro$	(17)	Mar-2011	(88)
90-Day Euro$	(17)	Jun-2011	(77)
U.S. 10-Year Note	(584)	Sep-2009	1,055
U.S. 2-Year Note	270	Oct-2009	(157)
U.S. 5-Year Note	2,404	Sep-2009	(2,488)
U.S. Long Treasury Bond	199	Sep-2009	621

			$293

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
8/19/09	EUR	7,805	USD	10,158	$(788)
8/19/09	GBP	6,740	USD	9,910	(1,187)
8/19/09	USD	8,761	GBP	6,010	1,134

					$(841)

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

A summary of outstanding swaps held by the Fund as of June 30, 2009, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1	BUY	(0.84)	10/12/52	6,325	$(858)
Bank of America	CMBX-NA-AJ 1	BUY	(0.84)	10/12/52	2,750	(398)
Bank of America	CMBX-NA-AJ 1	BUY	(0.84)	10/12/52	6,635	(900)
Bank of America	CMBX-NA-AJ 1	BUY	(0.84)	10/12/52	2,900	(420)
Barclays Bank PLC	ABX.HE.PENAAA 07-2	SELL	0.76	01/25/38	(2,500)	(169)
Barclays Bank PLC	ABX.HE.PENAAA 07-2	SELL	0.76	01/25/38	(2,000)	(116)
Barclays Bank PLC	CMBX-NA-AJ 1	BUY	(0.84)	10/12/52	2,590	(389)
Citigroup	ABX.HE.AAA 06-2 Index	SELL	0.11	05/25/46	(1,350)	(402)
Citigroup	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(5,795)	(3,314)
Citigroup	ABX.HE.PENAAA 07-2	SELL	0.76	01/25/38	(2,900)	(79)
Citigroup	ABX.HE.PENAAA 07-2	SELL	0.76	01/25/38	(8,250)	(61)
Citigroup	Arrow Electronics Inc., 6.875%, 06/01/18	BUY	(0.82)	03/20/14	965	3
Citigroup	CMBX-NA-AJ 1	BUY	(0.84)	10/12/52	5,220	(735)
Citigroup	Darden Restaurants Inc., 6.000%, 08/15/35	BUY	(2.73)	03/20/14	440	(27)
Citigroup	Darden Restaurants Inc., 7.125%, 02/01/16	BUY	(2.40)	03/20/15	800	(45)
Citigroup	Hewlett Packard Co., 5.400%, 03/01/17	BUY	(0.72)	03/20/14	965	(10)
Citigroup	Lowes Companies Inc., 8.250%, 06/01/10	BUY	(1.20)	03/20/14	3,025	(61)
Citigroup	Lowes Companies Inc., 5.875%, 12/16/36	BUY	(2.67)	03/20/14	2,900	(219)
Citigroup	Nordstrom Inc., 6.950%, 03/15/28	BUY	(3.15)	03/20/14	240	(9)
Citigroup	Pulte Homes Inc., 5.250%, 01/15/14	BUY	(3.88)	12/20/12	2,200	(98)
Citigroup	Pulte Homes Inc., 5.250%, 01/15/14	BUY	(3.91)	12/20/12	1,150	(53)
Citigroup	Toll Brothers 6.875%, 11/15/12	BUY	(2.83)	12/20/12	1,000	(44)
Credit Suisse	ABX.HE.AAA 06-1 Index	SELL	0.09	08/25/37	(2,000)	(381)
Credit Suisse	ABX.HE.AAA 06-2 Index	SELL	0.17	05/25/46	(2,550)	(276)
Credit Suisse	ABX.HE.AAA 06-2 Index	SELL	0.17	05/25/46	(3,500)	(404)
Credit Suisse	CMBX-NA-AJ 1	BUY	(0.84)	10/12/52	7,885	(1,101)
Credit Suisse	General Electric Corp., 5.625%, 09/15/17	SELL	6.55	12/20/10	(1,480)	55
Deutsche Bank	Centex, 5.250%, 06/15/15	BUY	(4.40)	12/20/13	125	(14)
Deutsche Bank	Darden Restaurants Inc., 6.000%, 08/15/35	BUY	(2.25)	03/20/14	1,075	(44)
Deutsche Bank	Darden Restaurants Inc., 7.125%, 02/01/16	BUY	(2.25)	03/20/13	400	(14)
Deutsche Bank	Nordstrom Inc., 6.950%, 03/15/28	BUY	(2.10)	03/20/14	2,875	24
Deutsche Bank	Pulte Homes Inc., 5.250%, 01/15/14	BUY	(4.00)	03/20/15	1,500	(119)
Deutsche Bank	Pulte Homes Inc., 5.250%, 01/15/14	BUY	(4.62)	03/20/13	1,500	(110)
Goldman Sachs	ABX.HE.AAA 06-2 Index	SELL	0.17	05/25/46	(2,500)	(276)
Goldman Sachs	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(2,700)	(650)
Greenwich Capital Markets	ABX.HE.AAA 06-2 Index	SELL	0.17	05/25/46	(2,000)	(216)
JPMorgan Chase Bank	CDX.IG HVOL.12	SELL	5.00	04/20/14	(3,400)	158
Merrill Lynch	Centex Corporation, 5.250%, 06/15/15	BUY	(3.56)	12/20/12	1,350	(83)
Merrill Lynch	Centex Corporation, 5.250%, 06/15/15	BUY	(3.65)	12/20/12	925	(60)
Merrill Lynch	Toll Brothers 6.875%, 11/15/12	BUY	(2.83)	12/20/12	1,435	(63)
Merrill Lynch	Toll Brothers 6.875%, 11/15/12	BUY	(2.83)	12/20/12	2,450	(103)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(1,700)	(423)
Morgan Stanley	ABX.HE.AAA 07-1 Index	SELL	0.09	08/25/37	(3,800)	(914)
Morgan Stanley	Darden Restaurants Inc., 7.125%, 02/01/16	BUY	(2.25)	03/20/13	400	(14)
Morgan Stanley	Midamerican Energy Corp., 4.625%, 10/15/13	SELL	4.00	03/20/11	(2,800)	69

						$(13,363)

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

A summary of restricted securities held by the Fund at June 30, 2009, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Allegheny Energy Supply	$705	12/15/07	12/15/07	$698	$734	0.03%
Verizon Wireless Capital	1,065	11/18/08	11/18/08	1,088	1,273	0.04
Verizon Wireless Capital	3,180	11/18/08	11/18/08	3,274	3,557	0.12
Verizon Wireless Capital	495	01/30/09	01/30/09	492	525	0.02
Verizon Wireless Capital	3,250	05/19/09	05/19/09	3,253	3,317	0.11

				$8,805	$9,406	0.32%

Percentages are based on a Net Assets of $2,901,257 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2009

††	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2009. The date reported on the Schedule of Investments is the next reset date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	This security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was $246,870 ($ Thousands).

(D)	Security in default on interest payments.

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2009. The coupon on a step bond changes on a specified date.

(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	Securities considered illiquid. The total value of such securities as of June 30, 2009 was $605 ($ Thousands) and represented 0.02% of Net Assets.

(H)	Securities considered restricted. The total value of such securities as of June 30, 2009 was $9,406 ($ Thousands) and represented 0.32% of Net Assets.

(I)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2009 was $256,345 ($ Thousands).

(J)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2009 was $3,375 ($ Thousands) and represented 0.12% of net Assets.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — Government National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

Ltd. — Limited

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal only

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

A summary of outstanding swaps held by the Fund as of June 30, 2009, is as follows:

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $3,758,827 ($ Thousands), and the unrealized appreciation and depreciation were $80,837 ($ Thousands) and $(406,880) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$1,556,534	$3,423	$1,559,957
Corporate Obligations	—	982,732	3,582	986,314
U.S. Treasury Obligations	—	285,656	—	285,656
Affiliated Partnership	—	256,345	—	256,345
Asset-Backed Securities	—	169,920	1,462	171,382
U.S. Government Agency Obligations	—	9,473	—	9,473
Preferred Stock	—	1,059	—	1,059
Loan Participations	—	29,163	—	29,163
Commercial Paper	—	11,609	—	11,609
Cash Equivalents	121,826	—	—	121,826

Total Investments in Securities	$121,826	$3,302,487	$8,471	$3,432,784

Investments in Securities	Level 1	Level 2	Level 3	Total
Written Options	$(863)	$—	$—	$(863)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$293	$—	$—	$293
Forward Contracts	—	(841)	—	(841)
Credit Default Swaps	—	(13,363)	—	(13,363)

Total Other Financial Instruments	$293	$(12,522)	$—	$(12,229)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Bonds	Asset – Backed Securities	Mortgage – Backed Securities
Beginning balance as of October 1, 2008	$4,754	$—	$5,384
Accrued discounts/premiums	—	—	60
Realized gain/(loss)	16	—	64
Change in unrealized appreciation/(depreciation)	(127)	(4)	(1,893)
Net purchases/sales	2,901	—	(192)
Net transfer in and/or out of Level 3	(3,962)	1,466	—

Ending balance as of June 30, 2009	$3,582	$1,462	$3,423

Credit Default Swaps

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”)
45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

Core Fixed Income Fund

June 30, 2009

may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation.

As of June 30, 2009, the Fund is the buyer (“receiving protection”) on a total notional amount of $62 million1 and is the seller (“providing protection”) on a total notional amount of $51.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CREDIT DEFAULT SWAP INDEX		Total (000)
REFERENCE ASSET	COPR US$ (000)	SOVEREIGN US$ (000)	ABS US$ (000)	CORP US$ (000)
Fair value written credit derivatives	124	—	(33,715)	264	(33,327)
Maximum potential amount of future payments	4,280	—	43,545	3,400	51,225
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM (000)

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS
Current credit spread* on underlying (in basis points)
0-100	—	—	—	—	—
101-250	—	—	—	3,400	—
251-500	—	—	4,280	—	—
501-1000	—	—	—	—	—
> than 1,000	—	—	—	—	43,545

Total	—	—	4,280	3,400	43,545

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 81.6%
Consumer Discretionary — 20.8%
Adelphia Communications (Escrow Security)
10.250%, 06/15/11	$150	$3
0.000%, 01/15/09	225	4
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04	25	—
Affinion Group
10.125%, 10/15/13	1,950	1,804
10.125%, 10/15/13 (A)	1,400	1,295
American Greetings
7.375%, 06/01/16	600	429
AmeriGas Partners
7.125%, 05/20/16	700	641
Ameristar Casinos
9.250%, 06/01/14 (A)	1,600	1,632
Amscan Holdings
8.750%, 05/01/14	1,885	1,593
Asbury Automotive Group
7.625%, 03/15/17	150	107
Ashtead Capital
9.000%, 08/15/16 (A)	2,635	2,233
Beazer Homes USA
8.625%, 05/15/11	305	207
8.125%, 06/15/16	460	221
6.875%, 07/15/15	1,435	674
6.500%, 11/15/13	600	297
Belo
6.750%, 05/30/13	670	533
Blockbuster
9.000%, 09/01/12	950	456
Boyd Gaming
7.125%, 02/01/16	1,735	1,286
Broder Brothers PIK
12.000%, 10/15/13 (A) (B) (H)	560	343
Burlington Coat Factory Warehouse
11.125%, 04/15/14	4,460	3,546
Caesars Entertainment
8.125%, 05/15/11	1,424	1,182
7.875%, 03/15/10	600	549
Carrols
9.000%, 01/15/13	295	277
CCH II
10.250%, 10/01/13 (A) (C)	2,362	2,338
CCH II LLC
10.250%, 09/15/10 (C)	770	809
10.250%, 09/15/10 (C)	1,025	1,081
CCO Holdings LLC
8.750%, 11/15/13 (C)	3,225	3,064
Charter Communications Operating
10.875%, 09/15/14 (A) (C)	3,485	3,607
10.375%, 04/30/14 (A) (C)	915	876
10.000%, 04/30/12 (A) (C)	3,300	3,176
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (A)	998	569
Claire’s Stores
9.625%, 06/01/15 (B)	2,003	641
Cleveland Unlimited
11.500%, 09/15/09 (A) (D)	2,554	2,528
Community Health Systems
8.875%, 07/15/15	3,285	3,219
Cooper-Standard Automotive
8.375%, 12/15/14	550	33
Couche-Tard US
7.500%, 12/15/13	2,463	2,401
CSC Holdings
8.625%, 02/15/19 (A)	2,405	2,339
8.500%, 04/15/14 (A)	1,525	1,512
8.500%, 06/15/15 (A)	779	765
6.750%, 04/15/12	325	314
Dana (Escrow Security)
0.000%, 03/01/09	350	9
0.000%, 03/15/08	100	3
0.000%, 03/01/29	850	21
0.000%, 03/15/28	200	5
Dave & Buster’s
11.250%, 03/15/14	1,629	1,491
Denny’s
10.000%, 10/01/12	295	286
Dex Media
63.720%, 11/15/13 (C)	3,680	552
Dex Media West, Ser B
9.875%, 08/15/13 (C)	3,500	534
8.500%, 08/15/10 (C)	1,050	756
DirecTV Holdings
7.625%, 05/15/16	2,010	1,955
6.375%, 06/15/15	2,415	2,234
Dollar General
11.875%, 07/15/17	610	659
10.625%, 07/15/15	1,550	1,674
DR Horton
6.500%, 04/15/16	150	128
Echostar DBS
7.750%, 05/31/15	4,540	4,324
7.125%, 02/01/16	3,580	3,338
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,191	983
El Pollo Loco
11.750%, 12/01/12 (A)	2,000	2,050
Erac USA Finance
6.375%, 10/15/17 (A)	540	488
Expedia
8.500%, 07/01/16 (A)	365	350
Eye Care Centers of America
10.750%, 02/15/15	700	700
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A) (C)	3,125	117
Gaylord Entertainment
8.000%, 11/15/13	980	835
6.750%, 11/15/14	270	202
General Motors
8.375%, 07/15/33 (C)	2,650	338
7.700%, 04/15/16 (C)	1,212	145
General Nutrition Centers PIK
6.404%, 03/15/14 (D)	2,470	1,976
GMAC LLC
6.875%, 09/15/11 (A)	4,457	3,900
Goodyear Tire & Rubber
10.500%, 05/15/16	830	838
9.000%, 07/01/15 (B)	1,000	990
8.625%, 12/01/11	837	825

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Group 1 Automotive
8.250%, 08/15/13	$200	$169
Hanesbrands, Ser B
4.592%, 12/15/14 (D)	2,890	2,326
Harrah’s Operating
10.000%, 12/15/18 (A)	4,821	2,772
Harrahs Operating Escrow
11.250%, 06/01/17 (A)	6,656	6,290
Hertz
10.500%, 01/01/16	380	338
8.875%, 01/01/14	2,960	2,723
HSN
11.250%, 08/01/16 (A)	1,250	1,152
Inergy L.P.
8.750%, 03/01/15 (A)	1,140	1,114
Interpublic Group
10.000%, 07/15/17 (A)	540	544
6.250%, 11/15/14	328	287
4.250%, 03/15/23	490	435
2.883%, 08/15/09 (D)	315	309
Invista
9.250%, 05/01/12 (A)	810	763
Isle of Capri Casinos
7.000%, 03/01/14	430	346
Jarden
8.000%, 05/01/16	935	893
7.500%, 05/01/17	1,705	1,492
JC Penney
7.950%, 04/01/17	410	402
7.400%, 04/01/37	1,550	1,223
Lamar Media
9.750%, 04/01/14 (A)	25	26
7.250%, 01/01/13	1,525	1,451
6.625%, 08/15/15	945	827
6.625%, 08/15/15	475	401
Lamar Media, Ser B
6.625%, 08/15/15	330	279
Landry’s Restaurants
14.000%, 08/15/11 (A)	510	485
Laureate Education
11.750%, 08/15/17 (A)	1,600	1,264
10.000%, 08/15/15 (A)	525	441
LBI Media
36.490%, 10/15/13	675	311
Levi Strauss
9.750%, 01/15/15	1,662	1,633
Liberty Media LLC
8.250%, 02/01/30	1,970	1,357
M/I Homes
6.875%, 04/01/12	290	232
Macy’s Retail Holdings
10.625%, 11/01/10	330	336
8.875%, 07/15/15	2,265	2,192
5.900%, 12/01/16	875	713
Mediacom Broadband LLC
8.500%, 10/15/15	225	203
Mediacom LLC
9.500%, 01/15/13 (B)	860	819
MGM Mirage
13.000%, 11/15/13 (A)	1,205	1,319
11.125%, 11/15/17 (A)	1,415	1,500
10.375%, 05/15/14 (A)	620	643
8.375%, 02/01/11	25	20
7.625%, 01/15/17	710	460
7.500%, 06/01/16	4,370	2,835
6.875%, 04/01/16 (B)	3,210	2,095
6.750%, 04/01/13	1,650	1,101
6.625%, 07/15/15	325	212
5.875%, 02/27/14	1,485	954
Mohawk Industries
6.625%, 01/15/16	640	569
Mohegan Tribal Gaming Authority
6.875%, 02/15/15	1,025	666
6.125%, 02/15/13	325	245
MTR Gaming Group
9.000%, 06/01/12	490	336
Neiman-Marcus Group PIK
9.000%, 10/15/15 (B)	2,380	1,404
Newell Rubbermaid
10.600%, 04/15/19	1,365	1,570
Nielsen Finance LLC
11.625%, 02/01/14 (A)	260	258
OSI Restaurant Partners
10.000%, 06/15/15	2,180	1,488
Penhall International
12.000%, 08/01/14 (A)	1,850	666
Penn National Gaming
6.750%, 03/01/15	2,985	2,716
Penske Auto Group
7.750%, 12/15/16	2,000	1,615
Phillips-Van Heusen
8.125%, 05/01/13	350	344
Pinnacle Entertainment
8.250%, 03/15/12	460	458
7.500%, 06/15/15	1,245	1,064
Pokagon Gaming Authority
10.375%, 06/15/14 (A)	1,474	1,445
Quebecor Media
7.750%, 03/15/16	4,955	4,490
Rent-A-Center, Ser B
7.500%, 05/01/10	2,856	2,856
Rental Services
9.500%, 12/01/14	3,560	2,857
RH Donnelley
11.750%, 05/15/15 (A) (C)	1,126	518
RJ Tower
12.000%, 06/01/13 (C)	174	1
Royal Caribbean Cruises
11.875%, 07/15/15	900	877
7.250%, 06/15/16	1,690	1,335
7.000%, 06/15/13	685	599
6.875%, 12/01/13	815	681
RSC Equipment Rental
10.000%, 07/15/17 (A)	2,245	2,186
Ryland Group
8.400%, 05/15/17	1,420	1,363
5.375%, 05/15/12	70	66
Sally Holdings LLC
10.500%, 11/15/16	1,430	1,416
9.250%, 11/15/14	1,665	1,657
Sbarro
10.375%, 02/01/15	674	411
Sealy Mattress
10.875%, 04/15/16 (A)	320	335

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
8.250%, 06/15/14	$3,441	$2,830
Seminole Indian Tribe of Florida
7.804%, 10/01/20 (A)	720	608
5.798%, 10/01/13 (A)	1,975	1,786
Service International
7.375%, 10/01/14	1,490	1,408
6.750%, 04/01/15	460	416
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (A)	935	561
Simmons
13.814%, 12/15/14	5,625	788
7.875%, 01/15/14	3,725	2,067
Sinclair Broadcast Group
8.000%, 03/15/12	2,450	1,641
Six Flags Operations
12.250%, 07/15/16 (A) (C)	470	327
Speedway Motorsports
8.750%, 06/01/16 (A)	1,470	1,488
Stanadyne Holdings
33.910%, 02/15/15 (E)	1,575	709
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	450	351
Starwood Hotels & Resorts Worldwide
7.875%, 05/01/12	660	607
6.750%, 05/15/18	1,660	1,423
Station Casinos
6.875%, 03/01/16	225	6
6.625%, 03/15/18	1,900	38
Steinway Musical Instruments
7.000%, 03/01/14 (A)	5,170	4,033
Sun Media
7.625%, 02/15/13	630	414
Tenneco
8.125%, 11/15/15	1,435	1,134
Time Warner Cable
8.250%, 04/01/19	25	28
7.500%, 04/01/14	50	55
TL Acquisitions
10.500%, 01/15/15 (A)	570	462
Toll
8.250%, 12/01/11	8	8
Toys R US
7.625%, 08/01/11	795	735
Travelport LLC
11.875%, 09/01/16 (B)	5,365	3,165
5.292%, 09/01/14 (D)	2,371	1,292
TRW Automotive
7.250%, 03/15/17 (A)	1,770	1,221
7.000%, 03/15/14 (A)	1,300	936
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	1,280	1,091
United Components
9.375%, 06/15/13	1,290	819
United Rentals North America
10.875%, 06/15/16 (A)	2,600	2,496
Universal City Florida Holding I
8.375%, 05/01/10	100	82
5.777%, 05/01/10 (D)	1,247	1,019
Univision Communications
12.000%, 07/01/14 (A)	782	727
9.750%, 03/15/15 (A)	625	364
7.850%, 07/15/11	1,000	985
UPC Holding
9.875%, 04/15/18 (A)	3,635	3,458
Vail Resorts
6.750%, 02/15/14	2,075	2,002
Videotron
9.125%, 04/15/18	800	813
6.875%, 01/15/14	1,915	1,771
6.375%, 12/15/15	395	354
Virgin Media
6.500%, 11/15/16 (A)	1,200	930
Visant Holding
10.400%, 12/01/13	4,745	4,709
8.750%, 12/01/13	855	840
Vitamin Shoppe Industries
8.383%, 08/15/09 (D)	2,150	2,032
Warner Music Group Acquisition
7.375%, 04/15/14	450	381
Wendy’s
10.000%, 07/15/16 (A)	2,000	1,913
WMG Acquisition
9.500%, 06/15/16 (A)	1,985	1,975
Wyndham Worldwide
6.000%, 12/01/16	580	454
XM Satellite Radio
11.250%, 06/15/13 (A)	770	764

		225,985

Consumer Staples — 3.3%
Alliance One International
10.000%, 07/15/16 (A)	525	497
Anheuser-Busch InBev Worldwide
6.875%, 11/15/19 (A)	1,850	1,918
Central Garden and Pet
9.125%, 02/01/13	1,220	1,167
Chiquita Brands International
8.875%, 12/01/15	1,345	1,160
Constellation Brands
8.375%, 12/15/14	485	486
7.250%, 09/01/16	1,620	1,499
7.250%, 05/15/17	1,000	925
Cott Beverages USA
8.000%, 12/15/11	825	767
Dole Food
13.875%, 03/15/14 (A)	1,580	1,738
7.250%, 06/15/10	200	197
Duane Reade
5.129%, 09/15/09 (D)	2,761	2,561
Fleming
0.000%, 04/01/08 (C)	1,010	—
Ingles Markets
8.875%, 05/15/17 (A)	565	556
JBS USA
11.625%, 05/01/14 (A)	850	803
Johnson Diversey Holdings
16.600%, 05/15/13	800	672
M-Foods Holdings
9.750%, 10/01/13 (A)	350	337
Michael Foods
8.000%, 11/15/13	2,765	2,696
National Beef Packing
10.500%, 08/01/11	470	461

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New Albertsons
7.250%, 05/01/13	$310	$298
Pantry
7.750%, 02/15/14	2,550	2,257
Rite Aid
10.375%, 07/15/16	630	567
9.750%, 06/12/16 (A)	600	600
9.500%, 06/15/17	3,010	1,956
9.375%, 12/15/15	260	172
7.700%, 02/15/27	150	61
7.500%, 03/01/17	680	532
6.875%, 12/15/28 (A)	375	146
Smithfield Foods
10.000%, 07/15/14 (A)	1,590	1,570
7.750%, 05/15/13	525	431
7.000%, 08/01/11	1,690	1,605
Southern States Cooperative
11.000%, 11/01/11 (A)	1,500	1,511
Spectrum Brands
7.375%, 02/01/15 (C)	1,733	1,161
SuperValu
8.000%, 05/01/16	2,347	2,277
7.500%, 11/15/14	1,425	1,368
Tyson Foods
10.500%, 03/01/14 (A)	670	727

		35,679

Energy — 10.2%
Allis-Chalmers Energy
9.000%, 01/15/14	1,519	1,078
Arch Western Finance
6.750%, 07/01/13	5,120	4,672
Atlas Energy Resources
10.750%, 02/01/18 (A)	1,300	1,225
Aventine Renewable Energy Holdings
10.000%, 04/01/17 (C)	2,750	935
Berry Petroleum
10.250%, 06/01/14	1,940	1,959
Bill Barrett
9.875%, 07/15/16	1,140	1,086
Chesapeake Energy
9.500%, 02/15/15	1,440	1,451
7.625%, 07/15/13	325	309
7.500%, 09/15/13	325	311
7.500%, 06/15/14	456	432
7.250%, 12/15/18	1,400	1,218
7.000%, 08/15/14	670	620
6.875%, 01/15/16	50	44
6.875%, 11/15/20	150	121
6.500%, 08/15/17	2,420	2,033
6.375%, 06/15/15	470	418
Cie Generale de Geophysique-Veritas
9.500%, 05/15/16 (A)	1,040	1,037
7.750%, 05/15/17	1,070	974
7.500%, 05/15/15	513	471
Compton Petroleum Finance
7.625%, 12/01/13	375	208
Copano Energy
7.750%, 06/01/18	2,600	2,347
Denbury Resources
9.750%, 03/01/16	1,005	1,033
7.500%, 04/01/13	2,150	2,053
7.500%, 12/15/15	1,225	1,164
Dynegy Holdings
8.375%, 05/01/16	1,250	1,059
7.750%, 06/01/19	1,960	1,526
7.500%, 06/01/15	3,290	2,743
El Paso MTN
8.250%, 02/15/16	805	783
8.050%, 10/15/30	375	312
7.875%, 06/15/12 (B)	345	338
7.800%, 08/01/31	825	673
7.420%, 02/15/37	1,375	1,058
7.250%, 06/01/18	2,730	2,521
7.000%, 06/15/17	1,270	1,157
6.875%, 06/15/14	640	597
El Paso Performance-Linked Trust
7.750%, 07/15/11 (A)	725	712
EXCO Resources
7.250%, 01/15/11	1,750	1,698
Forbes Energy Services
11.000%, 02/15/15	2,353	1,741
Forest Oil
8.500%, 02/15/14 (A)	75	74
8.000%, 12/15/11	585	582
7.750%, 05/01/14	455	437
7.250%, 06/15/19	1,270	1,137
Gulfmark Offshore
7.750%, 07/15/14	875	801
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	1,820	1,661
Hilcorp Energy I
9.000%, 06/01/16 (A)	200	174
7.750%, 11/01/15 (A)	3,130	2,645
Holly
9.875%, 06/15/17 (A)	1,665	1,615
International Coal Group
10.250%, 07/15/14	815	575
Key Energy Services
8.375%, 12/01/14	1,030	909
Linn Energy
11.750%, 05/15/17 (A)	1,160	1,128
Mariner Energy
8.000%, 05/15/17	1,180	979
MarkWest Energy Partners
8.750%, 04/15/18	2,375	2,054
MarkWest Energy Partners, Ser B
6.875%, 11/01/14	925	772
Massey Energy
6.875%, 12/15/13	1,690	1,546
Nabors Industries
9.250%, 01/15/19 (A)	2,100	2,421
Newfield Exploration
7.125%, 05/15/18	1,500	1,363
6.625%, 04/15/16	950	857
Nustar Logistics
7.650%, 04/15/18	715	694
OPTI Canada
8.250%, 12/15/14	1,165	769
7.875%, 12/15/14	1,655	1,072
Pacific Energy Partners
7.125%, 06/15/14	225	230
6.250%, 09/15/15	100	96
Parker Drilling
9.625%, 10/01/13	236	218

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Penn Virginia
10.375%, 06/15/16	$400	$407
PetroHawk Energy
10.500%, 08/01/14 (A)	2,225	2,275
9.125%, 07/15/13	1,571	1,563
7.875%, 06/01/15	1,810	1,674
Petroleum Development
12.000%, 02/15/18	1,820	1,529
Plains Exploration & Production
10.000%, 03/01/16	225	231
7.750%, 06/15/15	75	70
7.625%, 06/01/18	550	494
7.000%, 03/15/17	625	547
Pride International
8.500%, 06/15/19	1,090	1,076
Quicksilver Resources
11.750%, 01/01/16	3,045	3,152
8.250%, 08/01/15	1,375	1,224
7.125%, 04/01/16	700	546
Range Resources
7.250%, 05/01/18	370	346
6.375%, 03/15/15	455	419
Sabine Pass LNG
7.250%, 11/30/13	1,400	1,187
SandRidge Energy
9.875%, 05/15/16 (A)	560	540
8.625%, 04/01/15	825	740
8.000%, 06/01/18 (A)	500	427
Seitel
9.750%, 02/15/14	2,200	1,430
SESI LLC
6.875%, 06/01/14	1,000	908
Southwestern Energy
7.500%, 02/01/18 (A)	900	864
Stallion Oilfield Services
9.750%, 02/01/15 (A)	2,624	866
Swift Energy
7.625%, 07/15/11	3,244	3,033
7.125%, 06/01/17	445	314
Targa Resources Partners
11.250%, 07/15/17 (A)	2,940	2,792
8.250%, 07/01/16	875	742
Tennessee Gas Pipeline
8.000%, 02/01/16	275	288
Tesoro
9.750%, 06/01/19	2,550	2,518
6.625%, 11/01/15	1,240	1,113
United Refining
10.500%, 08/15/12	675	527
Valero Energy
9.375%, 03/15/19	275	313
Venoco
8.750%, 12/15/11	1,030	935
Western Refining
10.750%, 09/15/09 (A) (D)	1,800	1,638
Whiting Petroleum
7.250%, 05/01/12	1,572	1,505
7.250%, 05/01/13	810	767
Williams
8.750%, 01/15/20 (A)	75	78
8.125%, 03/15/12	125	130
7.875%, 09/01/21	125	123
7.750%, 06/15/31	500	450
Williams Partners L.P.
7.250%, 02/01/17	1,440	1,314
Williams, Ser A
7.500%, 01/15/31	325	286

		110,307

Financials — 10.4%
ACE Cash Express
10.250%, 10/01/14 (A)	775	349
ALH Finance LLC
8.500%, 01/15/13	2,445	2,139
American General Finance MTN
0.879%, 12/15/11 (D)	1,470	938
BAC Capital Trust XIV
5.630%, 03/15/12 (D)	1,070	535
Bank of America
6.100%, 06/15/17	1,200	1,057
5.750%, 08/15/16	355	308
BB&T Capital Trust I
5.850%, 08/18/35	150	113
BB&T Capital Trust II
6.750%, 06/07/36	160	128
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A)	2,175	305
Calfrac Holdings
7.750%, 02/15/15 (A)	2,850	2,451
Capital One Financial
6.150%, 09/01/16	270	239
Cardtronics
9.250%, 08/15/13	1,410	1,262
9.250%, 08/15/13	875	783
CIT Group
12.000%, 12/18/18 (A)	870	409
5.850%, 09/15/16	1,740	982
5.800%, 07/28/11	1,040	780
5.650%, 02/13/17	4,315	2,434
5.600%, 04/27/11	980	735
5.400%, 01/30/16	235	133
5.000%, 02/13/14	3,300	1,960
4.750%, 12/15/10	210	165
1.353%, 07/28/11 (D)	1,000	680
1.306%, 08/03/09 (D)	360	268
0.759%, 09/14/09 (D)	230	196
CIT Group Funding of Canada
4.650%, 07/01/10	110	93
Citigroup
6.125%, 08/25/36	410	305
5.000%, 09/15/14	1,880	1,576
Ferrellgas Partners
6.750%, 05/01/14 (A)	1,250	1,081
FireKeepers Development Authority
13.875%, 05/01/15 (A)	925	853
Ford Motor Credit LLC
9.875%, 08/10/11	3,610	3,339
9.750%, 09/15/10	200	192
8.000%, 06/01/14	3,440	2,783
8.000%, 12/15/16	1,800	1,376
7.800%, 06/01/12	3,060	2,633
7.375%, 10/28/09	1,765	1,750
7.250%, 10/25/11	2,125	1,838
7.000%, 10/01/13	6,238	5,016
5.879%, 06/15/11 (D)	900	781

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.889%, 01/13/12 (D)	$315	$244
2.701%, 01/15/10 (D)	515	491
Fresenius US Finance II
9.000%, 07/15/15 (A)	300	313
Galaxy Entertainment Finance
9.875%, 12/15/12 (A)	1,040	874
Genworth Financial
6.150%, 11/15/66 (D)	385	173
5.750%, 06/15/14	300	210
5.650%, 06/15/12	950	760
Genworth Global Funding Trusts
1.023%, 08/17/09 (D)	1,180	954
0.789%, 09/15/09 (D)	820	733
Global Cash Access
8.750%, 03/15/12	960	888
GMAC LLC
8.000%, 11/01/31 (A)	3,438	2,407
7.250%, 03/02/11 (A)	237	217
7.000%, 02/01/12 (A)	63	53
6.875%, 08/28/12 (A)	4,188	3,497
6.750%, 12/01/14	3,425	2,689
6.625%, 05/15/12 (A)	1,504	1,256
6.000%, 12/15/11 (A)	1,232	1,053
GrafTech Finance
10.250%, 02/15/12	65	61
HCP MTN
6.700%, 01/30/18 ‡	1,230	1,069
Hellas Telecommunications II
6.881%, 01/15/15 (A) (D)	2,250	574
Hexion US Finance
9.750%, 11/15/14	3,500	1,575
5.383%, 11/15/14 (D)	750	300
Host Marriott LP, Ser O
6.375%, 03/15/15 ‡	1,115	964
Host Marriott LP, Ser Q
6.750%, 06/01/16 ‡	2,525	2,190
HUB International Holdings
10.250%, 06/15/15 (A)	360	265
9.000%, 12/15/14 (A)	2,350	1,918
Hughes Network Systems
9.500%, 04/15/14	1,065	1,038
Icahn Enterprises
7.125%, 02/15/13	2,950	2,662
Inergy L.P.
6.875%, 12/15/14	530	482
International Lease Finance MTN
5.625%, 09/20/13	555	419
5.550%, 09/05/12	355	276
5.350%, 03/01/12	105	82
5.250%, 01/10/13	295	223
iPayment
9.750%, 05/15/14	750	405
Janus Capital Group
6.950%, 06/15/17	1,260	1,100
6.500%, 06/15/12	450	416
6.125%, 09/15/11	1,942	1,835
JP Morgan Chase Capital XXV
6.800%, 10/01/37	70	60
KAR Holdings
8.750%, 05/01/14	1,470	1,261
5.028%, 05/01/14 (D)	800	602
LaBranche
11.000%, 05/15/12	1,215	1,107
Lehman Brothers Holdings MTN
6.875%, 05/02/18 (C)	2,750	440
5.625%, 01/24/13 (C)	825	129
Leucadia National
8.125%, 09/15/15	1,825	1,652
7.125%, 03/15/17	3,250	2,641
Liberty Mutual Group
10.750%, 06/15/58 (A) (D)	1,325	954
Lincoln National
8.750%, 07/01/19	1,000	1,008
Marlin Water Trust II
6.310%, 07/15/03 (A) (C)	4,200	3
MetLife
10.750%, 08/01/39	775	775
6.400%, 12/15/36	545	390
MetLife Capital Trust X
9.250%, 04/08/38 (A) (D)	2,100	1,869
Nielsen Finance LLC
10.000%, 08/01/14	840	795
Novelis
7.250%, 02/15/15	950	722
Nuveen Investments
10.500%, 11/15/15 (A)	370	255
10.500%, 11/15/15 (A)	3,510	2,422
5.500%, 09/15/15	390	197
Omega Healthcare Investors
7.000%, 01/15/16 ‡	1,300	1,170
Pinnacle Foods Finance
10.625%, 04/01/17	775	655
PNC Financial Services Group
8.250%, 11/21/09 (D)	565	474
Popular Capital Trust I
6.564%, 09/15/34	1,210	645
Rabobank Nederland
11.000%, 12/31/09 (A) (D)	515	573
Realogy
11.000%, 04/15/14	340	107
10.500%, 04/15/14	570	247
Regency Energy Partners
8.375%, 12/15/13	1,622	1,565
Senior Housing Properties Trust
7.875%, 04/15/15 ‡	671	607
Silicon Valley Bank
5.700%, 06/01/12	325	306
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	975	507
6.875%, 02/01/14 (A) (D)	300	144
Torchmark
9.250%, 06/15/19	2,000	2,042
Universal City Development Partners
11.750%, 04/01/10	25	24
USB Capital IX
6.189%, 04/15/49 (D)	820	554
Ventas Realty
6.500%, 06/01/16 ‡	520	466
Ventas Realty L.P.
9.000%, 05/01/12 ‡	675	695
7.125%, 06/01/15 ‡	391	377
6.750%, 04/01/17 ‡	850	763

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Capital XIII MTN
7.700%, 12/29/49 (D)	$1,420	$1,179
Willis North America
6.200%, 03/28/17	1,055	934
5.125%, 07/15/10	800	769
Yankee Acquisition, Ser B
8.500%, 02/15/15	2,200	1,854
Zions Bancorporation
6.000%, 09/15/15	1,095	783
5.500%, 11/16/15	415	299

		112,652

Health Care — 6.4%
Alliance Imaging
7.250%, 12/15/12	460	446
Bausch & Lomb
9.875%, 11/01/15	4,013	3,832
Biomet
11.625%, 10/15/17	3,670	3,597
10.375%, 10/15/17	7,440	7,198
10.000%, 10/15/17	1,500	1,526
Bio-Rad Laboratories
8.000%, 09/15/16 (A)	740	733
Cooper
7.125%, 02/15/15	1,290	1,209
CRC Health
10.750%, 02/01/16	2,075	1,390
DJO Finance
10.875%, 11/15/14	3,260	2,852
Elan Finance PLC
8.875%, 12/01/13	545	499
7.750%, 11/15/11	235	217
HCA
9.875%, 02/15/17 (A)	260	263
9.625%, 11/15/16	8,923	8,833
9.250%, 11/15/16	5,370	5,303
8.700%, 02/10/10	150	150
8.500%, 04/15/19 (A)	2,160	2,117
6.500%, 02/15/16	1,685	1,361
6.375%, 01/15/15	840	683
Health Management Associates
6.125%, 04/15/16	1,460	1,252
Health Net
6.375%, 06/01/17	2,054	1,556
Healthsouth
7.217%, 06/15/14 (D)	2,150	1,962
Inverness Medical Innovations
9.000%, 05/15/16	2,680	2,593
NMH Holdings
8.445%, 06/15/14 (A) (D)	768	449
Phibro Animal Health
10.000%, 08/01/13 (A)	100	88
Psychiatric Solutions
7.750%, 07/15/15 (A)	525	480
7.750%, 07/15/15	2,915	2,667
ReAble Therapeutics Finance
11.750%, 11/15/14	924	670
Res-Care
7.750%, 10/15/13	675	631
Select Medical
7.625%, 02/01/15	4,819	3,915
Spheris
11.000%, 12/15/12	750	307
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,415	1,090
Tenet Healthcare
10.000%, 05/01/18 (A)	95	100
9.250%, 02/01/15	2,350	2,150
8.875%, 07/01/19 (A)	370	372
7.375%, 02/01/13	1,020	918
United Surgical Partners International
8.875%, 05/01/17	560	510
United Surgical Partners International PIK
9.250%, 05/01/17	3,100	2,527
Universal Hospital Services
8.500%, 06/01/15	640	603
US Oncology Holdings
10.750%, 08/15/14	500	495
6.904%, 09/15/09 (D)	1,230	1,036
Vanguard Health Holding I
11.230%, 10/01/15 (E)	600	585
VWR Funding PIK
10.250%, 07/15/15	1,019	805

		69,970

Industrials — 6.1%
ACCO Brands
7.625%, 08/15/15	5,435	2,853
Actuant
6.875%, 06/15/17	2,000	1,820
AGY Holding
11.000%, 11/15/14	675	532
Aleris International
10.000%, 12/15/16 (C)	1,800	38
Aleris International PIK
4.414%, 12/15/14 (C)	725	8
Allison Transmission
11.000%, 11/01/15 (A)	1,525	1,205
America West Airlines
8.057%, 07/02/20	1,320	1,005
American Achievement Group Holding
14.750%, 10/01/12	909	246
American Airlines, Ser 01-1
7.379%, 05/23/16	85	42
American Railcar Industries
7.500%, 03/01/14	300	262
Ames True Temper
10.000%, 07/15/12 (B)	955	697
5.131%, 01/15/12 (D)	1,345	1,110
Anixter
10.000%, 03/15/14	1,330	1,323
Aramark Services
8.500%, 02/01/15	3,519	3,414
4.528%, 02/01/15 (D)	350	284
Associated Materials
9.750%, 04/15/12	715	626
Atrium PIK
15.000%, 12/15/12 (A)	1,512	30
Baker & Taylor
11.500%, 07/01/13 (A)	950	266
Baldor Electric
8.625%, 02/15/17	1,555	1,439
BE Aerospace
8.500%, 07/01/18	1,100	1,037

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Belden
9.250%, 06/15/19 (A)	$245	$237
Bombardier
8.000%, 11/15/14 (A)	280	264
Building Materials Corp of America
7.750%, 08/01/14	950	846
Casella Waste Systems
9.750%, 02/01/13	1,030	927
Chart Industries
9.125%, 10/15/15	1,925	1,790
Complete Production Services
8.000%, 12/15/16	630	539
Continental Airlines
9.000%, 07/08/16	780	780
7.339%, 04/19/14	1,192	858
Cornell
10.750%, 07/01/12	220	218
Corrections Corp of America
7.750%, 06/01/17	140	138
6.750%, 01/31/14	170	161
6.250%, 03/15/13	190	180
Delta Air Lines
7.920%, 11/18/10	495	455
Delta Air Lines, Ser 2002-1, Cl C
7.779%, 01/02/12	643	591
DigitalGlobe
10.500%, 05/01/14 (A)	460	476
Douglas Dynamics
7.750%, 01/15/12 (A)	617	481
DR Horton
5.625%, 01/15/16	525	431
Education Management LLC
10.250%, 06/01/16	525	513
Esco
5.195%, 12/15/13 (A) (D)	150	117
FTI Consulting
7.625%, 06/15/13	543	528
General Cable
7.125%, 04/01/17	725	658
Harland Clarke Holdings
9.500%, 05/15/15	715	552
5.633%, 08/15/09 (D)	315	190
Indalex Holding, Ser B
11.500%, 02/01/14 (C)	659	47
Interface
11.375%, 11/01/13 (A)	145	150
J.B. Poindexter
8.750%, 03/15/14	375	289
K Hovnanian Enterprises
8.625%, 01/15/17	1,420	667
Kansas City Southern de Mexico
12.500%, 04/01/16 (A)	295	300
9.375%, 05/01/12	420	399
L-3 Communications
5.875%, 01/15/15	3,881	3,444
L-3 Communications, Ser B
6.375%, 10/15/15	524	476
Language Line
11.125%, 06/15/12	3,200	3,184
Meritage Homes
7.000%, 05/01/14	850	697
6.250%, 03/15/15	170	133
Mobile Mini
9.750%, 08/01/14	100	96
6.875%, 05/01/15	1,000	833
Moog
7.250%, 06/15/18	365	341
Nebraska Book
8.625%, 03/15/12	700	507
8.625%, 03/15/12	250	180
Neenah Foundary
9.500%, 01/01/17	400	88
Owens Corning
6.500%, 12/01/16	570	499
Quality Distribution
9.000%, 11/15/10	825	437
Quebecor World Capital
6.125%, 11/15/13 (B) (C)	1,725	147
Quebecor World Capital
8.750%, 03/15/16 (A) (C)	1,915	172
RailAmerica
9.250%, 07/01/17 (A)	830	801
Rainbow National Services
10.375%, 09/01/14 (A)	380	394
RBS Global and Rexnord
11.750%, 08/01/16	1,450	1,069
9.500%, 08/01/14 (A)	2,331	1,993
8.875%, 09/01/16	475	337
Sequa
11.750%, 12/01/15 (A)	975	563
ServiceMaster
10.750%, 07/15/15 (A)	840	672
7.450%, 08/15/27	185	92
7.250%, 03/01/38	565	268
7.100%, 03/01/18	40	23
SPX
7.625%, 12/15/14	1,190	1,148
Terex
10.875%, 06/01/16	950	950
8.000%, 11/15/17	6,105	4,693
Thermadyne Holdings
9.500%, 02/01/14	710	473
Titan International
8.000%, 01/15/12	3,100	2,806
TransDigm
7.750%, 07/15/14	1,775	1,686
UCI Holdings
8.614%, 12/15/13 (D)	1,074	236
United Air Lines
9.125%, 01/15/12 (C)	1,075	—
7.811%, 10/01/09	1,303	1,587
United Air Lines, Ser 95A1
9.560%, 10/19/18	596	149
9.020%, 04/19/12	380	95
United Air Lines, Ser A
10.670%, 05/01/04 (C)	525	—
USG
9.250%, 01/15/18	785	667
6.300%, 11/15/16	805	596
Vought Aircraft Industries
8.000%, 07/15/11	2,600	1,625

		66,176

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Information Technology — 3.7%
Activant Solutions
9.500%, 05/01/16	$1,500	$1,159
Advanced Micro Devices
7.750%, 11/01/12	1,897	1,261
Amkor Technology
9.250%, 06/01/16	3,150	2,918
7.750%, 05/15/13	1,845	1,693
Avago Technologies Finance Pte
10.125%, 12/01/13	1,570	1,601
CC Holdings GS V
7.750%, 05/01/17 (A)	930	907
Celestica
7.625%, 07/01/13	700	683
Compucom Systems
12.500%, 10/01/15 (A)	1,350	1,122
First Data
9.875%, 09/24/15	4,520	3,209
Flextronics International
6.500%, 05/15/13	212	204
6.250%, 11/15/14 (B)	1,965	1,837
Freescale Semiconductor PIK
9.125%, 12/15/14	1,863	689
Freescale Semiconductor
8.875%, 12/15/14	1,700	858
Innophos
8.875%, 08/15/14	1,245	1,139
Iron Mountain
8.750%, 07/15/18	1,850	1,822
8.000%, 06/15/20	430	400
Lender Processing Services
8.125%, 07/01/16	485	476
National Semiconductor
6.600%, 06/15/17	410	359
Nortel Networks
10.750%, 07/15/16 (C)	600	207
10.125%, 07/15/13 (C)	475	162
NXP Funding LLC
10.000%, 07/15/13 (A)	489	356
7.875%, 10/15/14	1,985	903
Open Solutions
9.750%, 02/01/15 (A)	3,440	1,410
Sanmina-SCI
8.125%, 03/01/16	765	557
4.075%, 06/15/14 (A) (D)	1,250	1,025
3.379%, 06/15/10 (A) (B) (D)	1,699	1,631
Sensata Technologies
8.000%, 05/01/14	1,315	646
Smart Modular Technologies
6.707%, 04/01/12 (D)	1,670	1,453
Spansion
3.793%, 09/01/09 (A) (C) (D)	450	292
Sungard Data Systems
10.625%, 05/15/15 (A)	550	539
10.250%, 08/15/15	5,659	5,228
9.125%, 08/15/13	1,118	1,057
Terremark Worldwide
12.000%, 06/15/17 (A)	2,045	1,963

		39,766

Materials — 8.4%
AK Steel
7.750%, 06/15/12	3,500	3,395
Appleton Papers
9.750%, 06/15/14	700	238
ArcelorMittal
9.850%, 06/01/19	160	173
9.000%, 02/15/15	800	843
Ashland
9.125%, 06/01/17 (A)	1,905	1,981
BWAY
10.000%, 04/15/14 (A)	4,165	4,155
California Steel Industries
6.125%, 03/15/14	185	156
Catalyst Paper
8.625%, 06/15/11	1,498	899
7.375%, 03/01/14	455	193
Clearwater Paper
10.625%, 06/15/16 (A)	660	673
Crown Americas
7.625%, 05/15/17 (A)	445	429
7.625%, 11/15/13	775	756
Domtar
10.750%, 06/01/17	3,980	3,821
9.500%, 08/01/16	275	236
7.875%, 10/15/11	3	3
7.125%, 08/15/15	1,100	919
5.375%, 12/01/13	840	697
Dow Chemical
8.550%, 05/15/19	2,600	2,605
Evraz Group
9.500%, 04/24/18 (A)	625	483
8.875%, 04/24/13 (A)	500	410
FMG Finance Property Ltd.
10.625%, 09/01/16 (A)	1,860	1,786
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	5,575	5,617
8.250%, 04/01/15	1,420	1,434
Georgia-Pacific LLC
8.250%, 05/01/16 (A)	2,330	2,260
8.125%, 05/15/11	250	250
8.000%, 01/15/24	1,745	1,483
7.700%, 06/15/15	1,070	1,000
7.125%, 01/15/17 (A)	1,690	1,572
7.000%, 01/15/15 (A)	3,115	2,913
Glatfelter
7.125%, 05/01/16	855	786
Graham Packaging
9.875%, 10/15/14	3,808	3,541
8.500%, 10/15/12	100	96
Graphic Packaging International
9.500%, 06/15/17 (A)	420	414
9.500%, 08/15/13	1,860	1,776
8.500%, 08/15/11 (B)	118	117
Huntsman International
7.875%, 11/15/14	1,655	1,312
7.375%, 01/01/15	1,025	805
Huntsman LLC
11.500%, 07/15/12	1,555	1,574
Ineos Group Holdings PLC
8.500%, 02/15/16 (A)	60	19
Innophos Holdings
9.500%, 04/15/12 (A)	725	634
International Paper
7.950%, 06/15/18	1,777	1,715

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Intertape Polymer
8.500%, 08/01/14	$800	$353
MacDermid
9.500%, 04/15/17 (A)	2,160	1,577
Millar Western Forest Products
7.750%, 11/15/13	348	160
Millennium America
7.625%, 11/15/26 (C)	175	12
Nalco
8.875%, 11/15/13	590	602
8.250%, 05/15/17 (A)	2,615	2,628
Newark Group
9.750%, 03/15/14 (C)	825	18
NewPage
10.000%, 05/01/12	200	96
Noranda Aluminium Acquisition PIK
5.412%, 05/15/15 (D)	2,633	1,452
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	2,495	823
Plastipak Holdings
8.500%, 12/15/15 (A)	565	506
PolyOne
8.875%, 05/01/12	2,620	2,201
Pregis
12.375%, 10/15/13	140	104
Reichhold Industries
9.000%, 08/15/14 (A)	1,969	689
Rio Tinto Finance USA Ltd.
9.000%, 05/01/19	330	367
8.950%, 05/01/14	660	733
Rock-Tenn
9.250%, 03/15/16	490	499
9.250%, 03/15/16 (A)	205	209
5.625%, 03/15/13	2,200	1,977
Rockwood Specialties Group
7.500%, 11/15/14	600	564
Ryerson
12.000%, 11/01/15	990	812
Sappi Papier Holding
6.750%, 06/15/12 (A)	1,140	764
Sealed Air
7.875%, 06/15/17 (A)	1,120	1,110
Smurfit-Stone Container
8.375%, 07/01/12 (C)	2,065	790
Solo Cup
10.500%, 11/01/13 (A)	930	932
8.500%, 02/15/14	715	586
Solutia
0.000%, 12/31/99 (B)	230	—
Steel Capital
9.750%, 07/29/13 (A)	245	201
Steel Dynamics
8.250%, 04/15/16 (A)	2,355	2,220
7.375%, 11/01/12	1,330	1,260
6.750%, 04/01/15	475	423
Teck Resources
10.750%, 05/15/19 (A)	2,055	2,209
10.250%, 05/15/16 (A)	2,205	2,310
Terra Capital, Ser B
7.000%, 02/01/17	965	882
US Steel
7.000%, 02/01/18	1,170	1,016
6.650%, 06/01/37	500	378
6.050%, 06/01/17	780	665
Vedanta Resources
9.500%, 07/18/18 (A)	2,440	2,025
Verso Paper Holdings
11.500%, 07/01/14 (A)	1,280	1,171
9.125%, 08/01/14	2,120	986
Vitro
9.125%, 02/01/17 (C)	3,185	1,226

		91,705

Telecommunication Services — 9.1%
American Tower
7.125%, 10/15/12	760	765
7.000%, 10/15/17	340	329
Centennial Communications
6.958%, 01/01/13 (D)	2,250	2,239
Cincinnati Bell
7.000%, 02/15/15	805	721
Citizens Communications
9.250%, 05/15/11	245	255
7.125%, 03/15/19	1,125	959
6.625%, 03/15/15	980	862
6.250%, 01/15/13	445	409
Cricket Communications
10.000%, 07/15/15 (A)	575	571
9.375%, 11/01/14	7,866	7,748
7.750%, 05/15/16 (A)	480	462
Crown Castle International
9.000%, 01/15/15	3,230	3,286
Digicel
12.000%, 04/01/14 (A)	995	990
Digicel Group
9.250%, 09/01/12 (A)	1,500	1,455
9.125%, 01/15/15 (A)	290	241
8.875%, 01/15/15 (A)	3,285	2,727
Fairpoint Communications
13.125%, 04/01/18	1,930	376
Frontier Communications
8.250%, 05/01/14	5	5
GC Impsat Holdings I
9.875%, 02/15/17 (A)	2,100	1,806
GCI
7.250%, 02/15/14	1,525	1,392
Inmarsat Finance
10.920%, 11/15/12	1,080	1,118
Intelsat
9.250%, 06/15/16 (A)	950	910
Intelsat Jackson Holding
11.250%, 06/15/16	4,985	5,085
9.500%, 06/15/16 (A)	1,370	1,377
Intelsat Subsidiary Holding
8.875%, 01/15/15	2,545	2,456
8.875%, 01/15/15 (A)	2,415	2,330
8.500%, 01/15/13	1,250	1,200
iPCS PIK
5.028%, 05/01/14 (D)	2,590	1,709
iPCS
3.152%, 05/01/13 (D)	225	178
Level 3 Financing
12.250%, 03/15/13	820	779
8.750%, 02/15/17	1,200	912
6.845%, 02/15/15 (D)	125	85

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lucent Technologies
6.450%, 03/15/29	$1,010	$573
MetroPCS Wireless
9.250%, 11/01/14	6,330	6,290
9.250%, 11/01/14 (A)	1,290	1,277
Nextel Communications
7.375%, 08/01/15	1,795	1,431
6.875%, 10/31/13	1,750	1,448
Nordic Telephone Holdings
8.875%, 05/01/16 (A)	3,385	3,266
Orascom Telecom Finance
7.875%, 02/08/14 (A)	2,000	1,690
PAETEC Holding
9.500%, 07/15/15	1,970	1,709
8.875%, 06/30/17 (A)	4,840	4,550
Qwest
8.375%, 05/01/16 (A)	640	618
7.500%, 10/01/14	960	916
7.250%, 09/15/25	350	268
7.250%, 10/15/35	1,200	870
6.875%, 09/15/33	225	164
Qwest Communications International
7.250%, 02/15/11	1,505	1,460
Qwest Communications International, Ser B
7.500%, 02/15/14	1,130	1,031
Sprint Capital
8.750%, 03/15/32	840	676
8.375%, 03/15/12	675	668
6.900%, 05/01/19	4,605	3,811
Sprint Nextel
6.000%, 12/01/16	1,990	1,627
Telcordia Technologies
10.000%, 03/15/13 (A)	1,270	778
4.881%, 07/15/09 (A) (D)	2,000	1,550
Telesat Canada
12.500%, 11/01/17 (A)	635	625
11.000%, 11/01/15 (A)	650	666
Time Warner Telecom Holdings
9.250%, 02/15/14	1,000	992
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)	1,265	1,072
Virgin Media Finance PLC
9.500%, 08/15/16	1,280	1,261
8.750%, 04/15/14	1,065	1,038
West
11.000%, 10/15/16	875	731
9.500%, 10/15/14	2,025	1,772
Wind Acquisition Finance
10.750%, 12/01/15 (A)	2,335	2,335
Windstream
8.625%, 08/01/16	3,875	3,730
8.125%, 08/01/13	2,330	2,254

		98,884

Utilities — 3.2%
AES
9.750%, 04/15/16 (A)	1,620	1,640
8.750%, 05/15/13 (A)	128	130
8.000%, 06/01/20	595	534
8.000%, 10/15/17	1,435	1,342
7.750%, 03/01/14	50	47
Calpine Construction Finance
8.000%, 06/01/16 (A)	735	704
Calpine Generating
14.320%, 04/01/11 (C) (D)	1,600	120
CMS Energy
8.500%, 04/15/11	305	316
Edison Mission Energy
7.500%, 06/15/13	1,755	1,571
7.000%, 05/15/17	3,372	2,588
Elwood Energy
8.159%, 07/05/26	879	731
Energy Future Holdings
10.875%, 11/01/17	2,740	2,000
Mirant (Escrow Security)
0.000%, 07/15/04	450	5
Mirant Americas Generation LLC
8.500%, 10/01/21	2,867	2,265
Mirant Mid Atlantic Trust
8.625%, 06/30/12	487	485
Mirant North America LLC
7.375%, 12/31/13	1,970	1,891
NRG Energy
8.500%, 06/15/19	1,480	1,434
7.375%, 02/01/16	2,365	2,238
7.375%, 01/15/17	4,080	3,845
7.250%, 02/01/14	1,395	1,353
Orion Power Holdings
12.000%, 05/01/10	900	931
Public Service of New Mexico
7.950%, 05/15/18	2,600	2,524
RRI Energy
6.750%, 12/15/14	325	313
Sierra Pacific Resources
7.803%, 06/15/12	775	770
Tenaska Alabama Partners
7.000%, 06/30/21 (A)	331	285
Texas Competitive Electric Holdings
10.250%, 11/01/15	6,686	4,162

		34,224

Total Corporate Obligations (Cost $955,070) ($ Thousands)		885,348

LOAN PARTICIPATIONS — 11.9%
ACCO Brands
7.750%, 07/30/12	409	351
Advansta Communications, 2nd Lien
5.597%, 11/30/14	1,250	96
Aeroflex, Term Loan B-1
4.101%, 08/16/14	2,055	1,532
Affinion Group Holdco Toggle Term Loan
8.522%, 03/01/12 (D)	4,300	3,354
Affinion Holding, Term Loan B
2.810%, 10/17/12	495	467
Alion Science and Technology, Term B Loan
9.500%, 02/06/13	2,000	1,510

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Alliant Insurance Service Term Loan C
8.000%, 08/21/14	$700	$616
Alliant Insurance Services, Term Loan B
3.598%, 08/21/14	1,228	1,081
Allison Transmission
3.071%, 08/07/14 (D)	400	318
Aspect Software, Tranche A-1
3.375%, 07/11/11	1,975	1,622
Asurion, 2nd Lien
6.821%, 07/02/15 (D)	1,075	926
6.821%, 07/07/15 (D)	2,000	1,723
Asurion, Term Loan B
3.669%, 07/07/14	217	203
3.598%, 07/07/14 (D)	183	172
3.471%, 07/02/14 (D)	550	516
Basell Holdings BV
0.559%, 12/20/13 (D)	143	62
Biomet
3.580%, 03/25/15	559	521
BOC Edwards
2.310%, 05/31/14	739	464
Boise Paper
9.250%, 02/22/15	800	546
Boston Generating Mezzanine
7.319%, 12/20/16	195	8
Boston Generating, 2nd Lien
4.560%, 06/20/14	700	170
Broder Brothers
0.000%, 10/15/10 (B) (F)	1,260	—
Burlington Coat Factory, Term B Loan
2.560%, 05/28/13	1,097	859
0.000%, 05/28/13 (F)	750	587
Calpine Term Loan B
4.095%, 03/29/14 (D)	3,519	3,111
Cengage Learning Holding
2.810%, 06/28/14	997	833
Central Parking
2.563%, 05/22/14 (D)	1,437	993
Central Parking (Synthetic)
0.410%, 05/22/14 (D)	608	421
Cequel Communications, 2nd Lien PIK
6.318%, 05/05/14 (D)	1,847	1,601
Charter, Term B Loan
0.000%, 03/06/14 (F)	1,253	1,124
Claire’s Stores
0.000%, 05/27/14 (F)	1,520	853
Clearwire
0.000%, 07/03/12 (F)	1,750	1,462
Cooper Standard, Term Loan D
3.125%, 02/28/10	2,171	1,485
DAE Aviation Holdings, Term Loan B1
4.260%, 09/27/14 (D)	360	281
DAE Aviation Holdings, Term Loan B2
4.920%, 09/27/14 (D)	354	274
Delta, 2nd Lien
3.567%, 04/30/14	221	150
Dex Media West, Term B Loan
7.000%, 10/24/14	900	750
4.559%, 10/24/14 (D)	1,000	834
Dresser, 2nd Lien
6.068%, 05/04/15	1,670	1,175
Federal Mogul, Term B Loan
2.256%, 12/28/15	2,053	1,363
Federal Mogul, Term C Loan
2.249%, 12/27/15	1,047	678
First Data, Tranche B1
3.069%, 09/24/14	92	69
3.065%, 09/24/14	3,338	2,494
First Data, Tranche B2
3.065%, 09/24/14	329	247
First Data, Tranche B3
3.065%, 09/24/14	564	421
Flextronics International, Term A Loan
2.560%, 10/01/14	800	664
Flextronics, Term Loan A2
2.569%, 10/01/14	396	329
Flextronics, Term Loan A3
2.569%, 10/01/14	462	383
Flextronics, Term Loan B12
3.458%, 10/01/12	997	883
Ford Motor
3.592%, 12/16/13 (D)	1,016	736
3.559%, 12/16/13 (D)	2,919	2,116
0.000%, 12/14/11 (F)	1,560	1,042
Freescale Semiconductor
12.500%, 12/15/14	2,366	2,046
0.000%, 12/15/14 (F)	1,170	1,012
General Motors, Term B Loan
8.000%, 12/15/13 (D)	1,636	1,607
Georgia Pacific
2.320%, 02/14/13	327	308
Greektown Casino
7.750%, 12/03/12	450	274
7.000%, 12/03/12	200	122
Green Valley Ranch Gaming, 2nd Lien
3.879%, 08/06/14	2,000	233
Guitar Center
0.000%, 10/09/13 (F)	1,900	1,396
Harrah’s
3.823%, 01/28/15	1,377	1,008
Hexion Specialty Chemicals, Term Loan C1
3.500%, 05/05/13 (D)	2,495	1,680
Hexion Specialty Chemicals, Term Loan C2
3.500%, 05/05/13	467	314
HUB International Holdings Delayed Draw
3.720%, 06/13/14 (D)	268	234

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HUB International Holdings, Term Loan B
3.720%, 06/13/14 (D)	$1,192	$1,040
Iasis Health Care
6.289%, 06/13/14	2,164	1,667
Ineos Group, Term B Loan
0.000%, 12/16/13 (F)	1,501	1,096
Ineos Group, Term C Loan
0.000%, 12/16/14 (F)	1,501	1,098
INEOS Holdings
8.001%, 12/13/14	1,732	1,267
7.501%, 12/14/13	1,732	1,265
Infor Global Solutions, Term B Loan
0.000%, 07/30/12 (F)	2,113	1,725
Intelsat Bermuda
3.059%, 02/01/14 (D)	2,100	1,638
JG Wentworth, 1st Lien
3.470%, 04/04/14	1,025	96
KAR Holdings
3.051%, 10/21/13	1,172	1,033
La Paloma, 1st Lien
0.000%, 08/16/12 (F)	2,189	1,859
Landry’s, Term B Loan
9.500%, 05/13/11	1,744	1,727
Language Line, Term B Loan
3.850%, 05/14/11 (D)	1,774	1,663
Las Vegas Sands, Term B Loan
2.070%, 05/17/14 (D)	850	598
0.000%, 05/17/14 (F)	750	527
Lyondell Chemical
13.000%, 12/15/09	527	542
5.940%, 12/15/09	1,604	1,330
5.750%, 12/20/13	130	56
5.750%, 04/30/14	60	26
3.809%, 12/20/13 (D)	430	186
3.559%, 04/30/14 (D)	226	98
1.500%, 12/15/09	710	-19
0.559%, 12/20/13 (D)	60	26
0.000%, 12/15/09	1,278	1,237
Lyondell Chemical, Tranche A
5.750%, 12/20/13	38	16
Lyondell Chemical, Tranche B1
7.000%, 12/20/14	950	411
6.000%, 12/22/14	219	95
Lyondell Chemical, Tranche B2
7.000%, 12/22/13	199	86
6.000%, 12/22/14	219	95
4.059%, 12/22/13 (D)	751	325
Lyondell Chemical, Tranche B3
7.000%, 12/20/14	199	86
6.000%, 12/22/14	46	20
4.059%, 12/20/14 (D)	751	325
1.059%, 12/22/14 (D)	173	75
McKechnie Aerospace
5.320%, 05/11/15	700	367
2.320%, 05/11/14	527	461
Metroflag, 2nd Lien (C)
14.000%, 01/06/09	300	15
Murray, 2nd Lien
8.875%, 01/31/11	1,979	1,742
NEFF
4.820%, 05/31/13	585	287
Neiman Marcus Group
2.945%, 04/26/13	835	635
New World Gaming
6.707%, 05/18/15	1,225	206
News Day
9.750%, 07/29/13	875	875
Northwest Airlines
2.320%, 08/21/13	555	521
NRG Energy, Term B Loan
2.720%, 06/02/13 (D)	1,214	1,140
Nuveen Investments
3.333%, 11/09/14	1,075	850
OSI Restaurant
0.000%, 06/14/14	3,248	2,318
Penhall
9.995%, 04/01/12	791	158
ProQuest, 2nd Lien
6.073%, 02/09/15	1,200	1,020
Quicksilver Resources
5.059%, 08/08/13 (D)	764	749
Rent-A-Center, Term B Loan
2.070%, 06/30/12	497	472
Rexnord Holdings PIK
8.261%, 03/01/13	2,057	514
Reynolds & Reynolds, 1st Lien
2.319%, 10/24/12	994	830
Reynolds & Reynolds, 3rd Lien
7.819%, 04/26/14 (D)	3,450	1,288
RH Donnelley, Term D Loan
4.309%, 06/30/11 (C) (D)	1,365	1,055
Rite Aid
9.500%, 05/27/14	1,730	1,503
Royalty Pharmaceuticals
2.804%, 05/15/15	1,175	1,022
Sabre Holdings, Term B Loan (F)
0.000%, 09/29/14	1,700	1,222
Sbarro
4.810%, 01/29/14	2,367	1,822
Sensata Technologies
2.803%, 04/27/13	2,809	2,107
Servicemaster, Term B Loan
2.883%, 10/17/14	2,378	1,895
Simmons
8.224%, 02/15/12	2,769	42
Simmons Bedding
10.500%, 12/19/11	945	855
Sorenson Communications, 2nd Lien
7.319%, 02/16/14 (D)	3,900	3,249
Sorenson Holdings PIK
15.000%, 06/30/14	2,312	1,641
Stallion Oilfield Service, Term B Loan
3.213%, 06/12/13	2,480	1,600

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Talecris Biotherapeutics
7.420%, 12/06/14	$1,120	$1,000
TD Ameritrade Holding
1.590%, 12/31/11	1,403	1,353
Texas Competitive Electric
3.821%, 10/10/14	2,090	1,492
Texas Competitive Electric Holdings, Term B Loan
3.559%, 10/10/14 (D)	3,992	2,850
Texas Competitive Electric Holdings, Term Loan B2
3.821%, 10/10/14	848	605
3.559%, 10/10/14 (D)	4,798	3,425
Texas Competitive Electric, Term Loan B1
5.278%, 10/10/14	1	1
Texas Competitive Electric, Term Loan B3
3.821%, 10/10/14	24	17
3.821%, 10/10/14	14	10
3.821%, 10/10/14	348	248
Texas Competitive Electric, Term Loan B-14
3.819%, 10/10/14	11	8
Tribune (C)
6.500%, 06/04/14	895	302
0.000%, 06/04/14	150	51
Univision Communications
2.551%, 09/15/14 (D)	1,520	1,135
Verint Systems
3.568%, 05/09/14 (D)	2,212	1,858
Vsterwire
0.000%, 07/03/12 (F)	862	719
Western Refining
8.250%, 05/30/14	812	777
Wind Acquisition Holdings
8.357%, 12/12/11	1,578	1,584
8.357%, 12/21/11	1,260	1,265

Total Loan Participations (Cost $144,648) ($ Thousands)		129,186

COLLATERALIZED DEBT OBLIGATION — 3.0%
Financials — 3.0%
ACAS Business Loan Trust, Ser 2007-2A, Cl A
1.254%, 11/18/09 (A) (D)	1,403	1,024
ACAS CLO, Ser 2007-1A, Cl A1J
1.417%, 07/20/09 (A) (D)	3,150	945
ARES CLO, Ser 2006-1A, Cl SUB
0.000%, 02/24/18 (A)	7,000	70
ARES CLO, Ser 2007-11A, Cl SUB
0.000%, 10/11/21 (A)	2	72
ARES CLO, Ser 2007-1A, Cl SUB
0.000%, 04/16/21 (A)	3,800	76
Babson CLO , Ser 2007-2A, Cl A2B
1.431%, 04/15/21 (A) (D)	1,200	696
Babson CLO, Ser 2004-II, Cl SUB
0.000%, 11/15/16 (A)	17	17
Babson CLO, Ser 2007-2A, Cl INC
0.000%, 04/15/21 (A) (D)	2,500	25
Babson CLO, Ser 2007-2A, Cl D
2.831%, 04/15/21 (A) (D)	906	73
Battalion CLO, Ser 2007-1A, Cl E
5.389%, 07/14/22 (A) (D)	2,300	345
Battalion CLO, Ser 2007-I, Cl SUB
0.000%, 07/14/22 (A)	18	87
Capitalsource Advisors, Ser 2006-1A, Cl SUB
0.000%, 08/27/20 (A)	3,200	32
Carlyle High Yield Partners CLO, Ser 2006-8A, Cl N
0.000%, 05/21/21	3,700	37
Cent CDO, Ser 2007-14A, Cl B
1.491%, 07/15/09 (A) (D)	3,580	1,566
CIFC Funding, Ser 2007-2A
0.000%, 04/15/21 (A)	2,700	135
CIFC Funding, Ser 2007-IV
0.000%, 09/20/19	1,000	120
CIFC, Ser 2006-1BA
1.439%, 12/22/20 (A) (D)	3,150	399
CIFC, Ser 2006-1BA, Cl A2L
1.029%, 12/22/20 (A) (D)	5,000	1,244
CIFC, Ser 2007-3A, Cl B
2.342%, 07/26/21 (A) (D)	2,500	316
CIT CLO, Ser 2007-1A, Cl D
2.609%, 06/20/21 (A) (D)	2,800	280
CIT CLO, Ser 2007-1A, Cl E
5.609%, 06/20/21 (D)	1,900	133
Commercial Industrial Finance, Ser 2007-1A, Cl A1LB
1.296%, 05/10/21 (A) (D)	3,000	1,083
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl NOTE
0.000%, 03/23/23 (A)	2,200	5
Copper River CLO, Ser 2006-1A, Cl INC
0.000%, 01/20/21 (A) (D)	3,000	165
De Meer Middle Market CLO, Ser 2006-1A, Cl B
1.507%, 10/20/18 (A) (D)	1,029	463
De Meer Middle Market CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18 (A)	3,366	202
Denali Capital CLO VII, Ser 2007-1A, Cl INC
0.000%, 01/22/22 (A)	2,200	110
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (A)	3,300	33
Flagship CLO, Ser 2006-1A, Cl B
0.959%, 09/20/19 (A) (D)	2,680	1,394
Gale Force CLO, Ser 2005-1A, Cl COM1
0.000%, 11/15/17 (A)	5,378	376
Gale Force CLO, Ser 2007-4A, Cl E
7.185%, 12/15/17 (D)	1,100	77
Gale Force CLO, Ser 2008-4A, Cl INC
2.810%, 12/15/17 (D)	15	105

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gannett Peak CLO, Ser 2006-1A, Cl A2
1.452%, 10/27/20 (A) (D)	$2,715	$1,330
Gleneagles CLO, Ser AI
0.000%, 11/01/17 (D)	7	65
GoldenTree Loan Opportunities III, Ser 2007-3A, Cl SUB
0.000%, 05/01/22 (A)	3,400	272
Greenbriar CLO, Ser 2007-1A, Cl D
3.778%, 11/01/21 (A) (D)	3,947	79
GSC Partners CDO, Ser 2004-5A, Cl A2
1.435%, 11/20/16 (A) (D)	500	160
Hamlet II, Ser 2006-2A, Cl A2B
1.286%, 05/11/21 (A) (D)	2,200	946
Harch CLO, Ser 2005-2A, Cl C
1.901%, 10/22/17 (A) (D)	1,350	432
Harch CLO, Ser 2007-1A, Cl C
1.804%, 04/17/20 (A) (D)	2,250	765
Hudson Straits CLO, Ser 2004-1A, Cl B
1.881%, 10/15/16 (A) (D)	2,100	1,008
ING Investment Management I CLO
0.000%, 12/01/17 (A) (D)	13	125
ING Investment Management II CLO
0.000%, 08/01/20 (A) (D)	6	56
Landmark CDO, Ser 2002-2A, Cl A
1.148%, 09/04/12 (A) (D)	2,225	1,877
Lightpoint CLO, Ser 2006-4A, Cl INC
0.000%, 04/15/18 (A)	2,500	25
Marathon CLO, Ser 2005-2A, Cl INC
0.000%, 12/20/19 (A)	3,000	—
Marathon CLO, Ser 2005-2A, Cl B
1.409%, 12/20/19 (A) (D)	1,200	300
Marlborough Street CLO, Ser 2007-1A, Cl A2B
1.457%, 04/18/19 (A) (D)	2,125	1,169
Marlborough Street CLO, Ser 2007-1A, Cl INC
0.000%, 04/18/19 (A)	2,400	24
NOB Hill CLO, Ser 2007-1A, Cl C
1.559%, 06/21/22 (A) (D)	2,277	137
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (A)	12,951	648
Sands Point Funding, Ser 2006-1A, Cl C
1.907%, 07/18/20 (A) (D)	2,240	358
Stanfield Bristol CLO, Ser 2005-1A, Cl SUB
0.000%, 10/15/19 (A)	6,300	63
Stanfield Daytona CLO
0.000%, 04/27/21	32	128
Stanfield Veyron CLO, Ser 2006-1A, Cl SUB
0.000%, 07/15/18	2,300	23
Telos CLO, Ser 2006-1A, Cl A2
1.539%, 10/11/21 (A) (D)	7,085	3,631
Tralee CDO, Ser 2007-1A, Cl SUB
0.000%, 04/16/22 (A)	2,700	27
Venture CDO, Ser 2004-1A, Cl A2
1.483%, 08/15/16 (A) (D)	2,684	1,302
Venture CDO, Ser 2006-7A, Cl A1B
1.437%, 01/20/22 (A) (D)	4,582	2,222
Waterfront CLO, Ser 2007-1A, Cl A2
1.531%, 08/02/20 (A) (D)	4,050	2,268
Whitehorse, Ser 2006-4A, Cl A2
1.527%, 01/17/20 (A) (D)	2,858	1,258

		32,403

Total Collateralized Debt Obligation (Cost $121,929) ($ Thousands)		32,403

CONVERTIBLE BONDS — 0.7%
ADC Telecommunications CV to 37.0336
3.500%, 07/15/15	750	491
Adelphia Recovery Trust, Ser AAC-1 (Escrow Security)
0.000%, 02/15/04	395	—
Advanced Micro Devices CV to 49.6771
5.750%, 08/15/12	600	369
Alcatel-Lucent CV to 320.5128
1.878%, 06/15/25	600	425
Beazer Homes CV to 19.4400
4.625%, 06/15/24	430	257
Bill Barrett
5.000%, 03/15/28	450	408
Ford Motor CV to 108.6957
4.250%, 12/15/36	25	21
Host Hotels & Resorts CV to 62.5107
3.250%, 04/15/24 ‡ (A)	495	479
Lions Gate Entertainment CV to 86.9565
2.938%, 10/15/24	1,124	899
Mirant CV to 14.7167
0.000%, 06/15/21	2,200	4
NII Holdings CV to 8.4517
3.125%, 06/15/12	3,690	2,837
ProLogis CV to 13.1614
2.250%, 04/01/37 ‡	1,165	932
SanDisk CV to 12.1426
1.000%, 05/15/13	1,050	659
SVB Financial Group
3.875%, 04/15/11 (A)	145	130

Total Convertible Bonds (Cost $7,932) ($ Thousands)		7,911

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.,
0.690% **††(G)	6,745,186	5,034

Total Affiliated Partnership (Cost $6,745) ($ Thousands)		5,034

PREFERRED STOCK — 0.2%
Energy — 0.0%
Whiting Petroleum
6.250%,	2	197

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Financials — 0.1%
CIFC Funding, Ser 2006-I, Cl I
0.000%, 10/20/20 (A) (D)	$2,300	$23
CIFC Funding, Ser 2006-II
0.000%, 03/01/21 (A) (D)	3,000	60
Dana, Ser B
0.000%, 12/31/49	548	345
GMAC
7.000%, 12/31/49	1	631
Peritus I CDO, Ser 2007-1A
0.000%, 12/19/17	3,750	38
Rockwall Investors
0.000%, 08/01/21 (A) (D)	4,000	40
Whitehorse II
0.000%, 03/15/13 (A) (D)	30	60

		1,197

Telecommunication Services — 0.1%
Crown Castle International CV to 1.3599
0.000%, 08/15/12	15	692

Total Preferred Stock (Cost $9,239) ($ Thousands)		2,086

COMMON STOCK — 0.1%
Armstrong World Industries *	6,237	103
Broder Bros. * (B)	56,668	35
Core-Mark Holding *	13,788	359
Dana Holding *	64,570	82
Federal Mogul, Cl A *	31,827	301
Owens Corning *	13,248	169
Shreveport Gaming Holdings	13,948	244
Winn-Dixie Stores *	8,445	106

Total Common Stock (Cost $2,839) ($ Thousands)		1,399

	Number of Warrants
WARRANTS — 0.0%
Atrium, Expires 10/14/18	706	—

Grande Communications, Expires 04/01/11 *	850	—

Total Warrants (Cost $9) ($ Thousands)		—

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.270% **††	29,829,123	29,829

Total Cash Equivalent (Cost $29,829) ($ Thousands)		29,829

Total Investments — 100.7% (Cost $1,278,240) ($ Thousands) @		$1,093,196

Percentages are based on a Net Assets of $1,085,819 ($ Thousands).

*	Non-income producing security.

**	The rate shown is the 7-day effective yield as of June 30, 2009.

††	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	This security or a partial position of this security is on loan at June 30, 2009. The total value of securities on loan at June 30, 2009 was $6,263 ($ Thousands).

(C)	Security in default on interest payments.

(D)	Variable Rate Security –– The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2009. The date reported on the Schedule of Investments is the maturity date. The effective date may be shorter.

(E)	Step Bonds –– The rate reflected on the Schedule of Investments is the effective yield on June 30, 2009. The coupon on a step bond changes on a specified date.

(F)	Unsettled bank loan. Interest rate not available.

(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2009 was $5,034 ($ Thousands).

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2009 was $343 ($ Thousands) and represented 0.03% of net Assets.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

@	At June 30, 2009, the tax basis cost of the Fund’s investments was $1,278,240 ($ Thousands), and the unrealized appreciation and depreciation were $47,533 ($ Thousands) and $(232,577) ($ Thousands) respectively.

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Schedule of Investments (Unaudited)

High Yield Bond Fund

June 30, 2009

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$881,581	$3,767	$885,348
Collateralized Debt Obligation	—	3,453	28,950	32,403
Convertible Bonds	—	7,907	4	7,911
Affiliated Partnership	—	5,034	—	5,034
Preferred Stock	—	1,865	221	2,086
Common Stock	1,120	—	279	1,399
Corporate Bond	—	—	—	—
Warrants	—	—	—	—
Corporate Obligation	—	—	—	—
Loan Participations	—	121,792	7,394	129,186
Cash Equivalent	29,829	—	—	29,829

Total Investments in Securities	$30,949	$1,021,632	$40,615	$1,093,196

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Convertible Bonds	Preferred Stock	Common Stock	Loan Participations
Beginning balance as of October 1, 2008	$76,623	$34,248	$4	$4,379	$251	$2,338
Accrued discounts/premiums	200	100	—	—	—	48
Realized gain/(loss)	(2,187)	603	—	—	—	(992)
Change in unrealized appreciation/(depreciation)	791	(28,051)	—	(4,158)	(7)	(2,301)
Net purchases/sales	938	13,176	—	—	35	(3,263)
Net transfer in and/or out of Level 3	(72,598)	8,874	—	—	—	11,564

Ending balance as of June 30, 2009	$3,767	$28,950	$4	$221	$279	$7,394

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2009

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Institutional Managed Trust

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 28, 2009

By (Signature and Title)	/s/ Stephen F. Panner
Stephen F. Panner, Controller & CFO

Date: August 28, 2009